     As filed with the Securities and Exchange Commission on October 6, 2005
                    Registration Nos. 033-35190 and 811-6114


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                       Post-Effective Amendment No. 36                 [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 34                         [X]

                           AMERICAN PERFORMANCE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
               (Address of Principal Executive Office) (Zip Code)
                                 (800) 762-7085
              (Registrant's Telephone Number, including Area Code)

                               Jennifer J. Hankins
                                    President
                           American Performance Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                 with a copy to:
                                 Alan G. Priest
                                Ropes & Gray LLP
                                One Metro Center
                          700 12th Street NW, Suite 900
                            Washington, DC 20005-3948

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant to paragraph (b)
[ ] On pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[X] On January 1, 2005 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

       Title of securities being registered: Shares of Beneficial Interest

        (AMERICAN PERFORMANCE FUNDS LOGO)
           AMERICAN PERFORMANCE FUNDS

                 January 1, 2006


                                         PROSPECTUS

                                         MONEY MARKET FUNDS
                                         U.S. Treasury Fund
                                         Cash Management Fund




                                         BOND FUNDS
                                         Short-Term Income Fund
                                         Intermediate Bond Fund
                                         Bond Fund
                                         Intermediate Tax-Free Bond Fund




                                         EQUITY FUNDS
                                         Balanced Fund

                                         U.S. Tax-Efficient Large Cap Equity
                                         Fund


                                         U.S. Tax-Efficient Mid Cap Equity Fund


                                         U.S. Tax-Efficient Small Cap Equity
                                         Fund


                                         U.S. Large Cap Equity Fund


                                         U.S. Mid Cap Equity Fund


                                         U.S. Small Cap Equity Fund



                                         CLASS A SHARES



                                         INSTITUTIONAL SHARES


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

(RIBBON LOGO)

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed
information about each Fund, please see:
Fund Summaries.


TABLE OF CONTENTS
INTRODUCTION                                   1
FUND SUMMARIES                                 2
  Money Market Funds
    U.S. Treasury Fund                         2
    Cash Management Fund                       6
  Bond Funds
    Short-Term Income Fund                    11
    Intermediate Bond Fund                    18
    Bond Fund                                 25
    Intermediate Tax-Free Bond Fund           32
  Equity Funds
    Balanced Fund                             39
    U.S. Tax-Efficient Large Cap Equity
      Fund                                    46
    U.S. Tax-Efficient Mid Cap Equity
      Fund                                    51
    U.S. Tax-Efficient Small Cap Equity
      Fund                                    55
    U.S. Large Cap Equity Fund                60
    U.S. Mid Cap Equity Fund                  64
    U.S. Small Cap Equity Fund                68


If you would like more information about the following topics, please see:


YOUR ACCOUNT                                 72
    Additional Performance Information       72
    Distribution/Service (12b-1) Fees        73
    Opening an Account                       73
    Buying Shares                            74
    Selling Shares                           76
    Distribution and Shareholder
      Servicing Arrangements - Revenue
      Sharing                                79
    Exchanging Shares                        80
    Transaction Policies                     80
    Additional Investor Services             82
    Dividends and Capital Gains              82
    Taxes                                    83
    Additional Information about the
      Funds                                  85
INVESTMENT MANAGEMENT                        87
FINANCIAL HIGHLIGHTS                         90
INVESTMENT PRACTICES AND RISKS              100
GLOSSARY OF INVESTMENT TERMS                114


To obtain more information about the
American Performance Funds please refer
to the back cover of the prospectus.

January 1, 2006

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Introduction

                                Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

                                LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the bond and stock markets, economy and companies, and his method of investment selection, may cause a Fund to underperform other funds with similar objectives.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Fund Summaries
 MONEY MARKET FUNDS

                                U.S. Treasury Fund
                                ------------------------------------------------

                                INVESTMENT GOAL
                                Current income with liquidity and stability of principal by investing in U.S. Treasury obligations and repurchase agreements.

                                PRINCIPAL INVESTMENT STRATEGY
                                The U.S. Treasury Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, some or all of which may be subject to repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days' prior notice to shareholders. The Fund currently maintains a dollar-weighted average portfolio maturity of 10 days or less. If necessary, the average maturity can be stretched to 90 days.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?
                                Your investment in the Fund may be subject to the following principal risks:

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

                                - NET ASSET VALUE RISK -- The risk that the Fund
                                  will be unable to meet its goal of a constant $1 per share.
                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

MATURITY:
(AMERICAN PERFORMANCE FUNDS LOGO)
          A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.*

                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)
                                (BAR CHART)

1995                                                                             5.22
1996                                                                             4.68
1997                                                                             4.86
1998                                                                             4.75
1999                                                                             4.35
2000                                                                             5.63
2001                                                                             3.21
2002                                                                             0.98
2003                                                                             0.41
2004                                                                                0


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total
                                  return from 1/1/05 to 9/30/05 was     %.


                               Best Quarter:   Q4     2000     1.47%
                               Worst Quarter:  Q3     2003     0.07%

    PROSPECTUS

                                       4
FUND SUMMARIES


                                This table shows the Fund's average annual total returns for periods ending December 31, 2004.



                                AVERAGE ANNUAL TOTAL RETURNS
                                (PERIODS ENDED 12/31/04)



                                                       1 Year      5 Years    10 Years
                               --------------------------------------------------------
                               U.S. Treasury Fund
                               --------------------------------------------------------


                                 YIELD


                                The 7-day yield for the period ended 12/31/04
                                was      %.


                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.

YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.


(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       5

FEES AND EXPENSES
------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load)          0%
(as a percentage of net asset value)

------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                  0.40%
Distribution/Service (12b-1) Fees         0.25%*
Other Expenses                                %
TOTAL ANNUAL FUND OPERATING EXPENSES          %


------------------------------------------------

 * The Distributor has agreed voluntarily to waive 0.15% of its Distribution/ Service
   (12b-1) Fees. This fee waiver is expected to continue through December 31, 2006 but may be terminated at any time. If this fee waiver had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:

      Investment Advisory Fees             0.40%

      Distribution/Service (12b-1) Fees    0.10%


      Other Expenses                           %


      TOTAL ANNUAL FUND OPERATING EXPENSES     %

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------


ADDITIONAL
INFORMATION


DIVIDENDS
Dividends are paid monthly.

INVESTMENT ADVISER
BOk Investment
Advisers, Inc.
Tulsa, OK

INCEPTION DATE
September 5, 1990


NET ASSETS AS OF
NOVEMBER 30, 2005


$   million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT
$1,000

AMERICAN PERFORMANCE FUND NUMBER
002

CUSIP NUMBER
028846103

TICKER SYMBOL
APGXX

    PROSPECTUS

                                       6
FUND SUMMARIES

                                Cash Management Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Current income with liquidity and stability of principal by investing in high-quality, short-term debt instruments.

                                PRINCIPAL INVESTMENT STRATEGY


                                The Cash Management Fund seeks current income with liquidity and stability of principal by investing in money market instruments which present minimal credit risks. The Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable amount master demand notes. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the


MATURITY:
(AMERICAN PERFORMANCE FUNDS LOGO)
          A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED
BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       7


                                U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities or, if unrated, determined to be of comparable quality. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.


                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Your investment in the Fund may be subject to the following principal risks:


                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.


                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

                                - NET ASSET VALUE RISK -- The risk that the Fund
                                  will be unable to meet its goal of a constant $1 per share.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

    PROSPECTUS

                                       8
FUND SUMMARIES

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.*

                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)
                                (BAR CHART)

1995                                                                             5.52
1996                                                                             5.02
1997                                                                             5.11
1998                                                                             5.01
1999                                                                             4.72
2000                                                                             5.92
2001                                                                             3.66
2002                                                                             1.33
2003                                                                             0.64
2004                                                                                0


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total
                                  return from 1/1/05 to 9/30/05 was     %.


                               Best Quarter:   Q3     2000     1.53%
                               Worst Quarter:  Q3     2003     0.13%

    PROSPECTUS

                                       9


                                This table shows the Fund's average annual total returns for periods ending December 31, 2004.


                                 AVERAGE ANNUAL TOTAL RETURNS

                                 (PERIODS ENDED 12/31/04)



                                                      1 Year    5 Years    10 Years
                               ----------------------------------------------------
                               Cash Management Fund
                               ----------------------------------------------------


                                 YIELD


                                For the period ended 12/31/04 the 7-day yield
                                was      %.


                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.

YIELD:
(AMERICAN PERFORMANCE FUNDS LOGO)
          ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

    PROSPECTUS

                                       10
FUND SUMMARIES

FEES AND EXPENSES
------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load)          0%
(as a percentage of net asset value)

------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                   0.40%*
Distribution/Service (12b-1) Fees          0.25%*
Other Expenses                                 %*
TOTAL ANNUAL FUND OPERATING EXPENSES           %


------------------------------------------------

 * The Adviser has agreed voluntarily to waive
   0.11% of its Investment Advisory Fees, the
   Administrator has agreed voluntarily to waive
       % of Other Expenses, and the Distributor has agreed voluntarily to waive 0.15% of its Distribution/Service (12b-1) Fees. These fee waivers are expected to continue through December 31, 2006 but may be terminated at any time. If these fee waivers had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:



      Investment Advisory Fees             0.29%


      Distribution/Service (12b-1) Fees    0.10%


      Other Expenses                           %


      TOTAL ANNUAL FUND OPERATING EXPENSES     %


------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------


ADDITIONAL
INFORMATION

DIVIDENDS
Dividends are paid monthly.

INVESTMENT ADVISER
BOk Investment Advisers, Inc.
Tulsa, OK

INCEPTION DATE
September 21, 1990

NET ASSETS AS OF

NOVEMBER 30, 2005


$    million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT
$1,000

AMERICAN PERFORMANCE FUND NUMBER
001

CUSIP NUMBER
028846202

TICKER SYMBOL
APCXX

    PROSPECTUS

 BOND FUNDS


                                Short-Term Income Fund
                                ------------------------------------------------

                                INVESTMENT GOAL
                                Total return by investing in U.S. government and investment grade corporate debt securities and mortgage-related securities.

                                PRINCIPAL INVESTMENT STRATEGY

                                The Short-Term Income Fund seeks to maximize total return by investing primarily in an actively managed, diversified portfolio of short-term bonds and other fixed income securities. To pursue this goal, under normal circumstances, the Fund invests at least 80% of its assets in short-term obligations and maintains the dollar-weighted average maturity of its portfolio of three years or less. These policies will not be changed without at least 60 days' prior notice to shareholders. In addition, the Fund normally invests at least 65% of its assets in interest-bearing bonds. The Fund invests primarily in investment grade or comparable quality debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-backed securities and collateralized mortgage obligations. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National

CREDIT
QUALITY:
A BOND'S CREDIT QUALITY DEPENDS ON THE ISSUER'S ABILITY TO PAY INTEREST ON THE BOND AND TO REPAY THE DEBT. BONDS ISSUED OR BACKED BY THE U.S. GOVERNMENT OFFER MAXIMUM CREDIT PROTECTION; BONDS ISSUED OR BACKED BY FOREIGN GOVERNMENTS CAN CARRY CONSIDERABLY MORE RISK. THE LOWER THE BOND'S CREDIT RATING BY A RATING AGENCY (FOR EXAMPLE, MOODY'S OR STANDARD & POOR'S), THE GREATER THE CHANCE THAT THE BOND ISSUER WILL DEFAULT, OR FAIL TO MEET ITS PAYMENT OBLIGATIONS. BONDS RATED IN ONE OF THE FOUR HIGHEST RATING CATEGORIES ARE CONSIDERED "INVESTMENT GRADE."

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       12
FUND SUMMARIES

                                neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund invests in debt obligations only if they carry a rating within the three highest rating categories assigned by a nationally recognized statistical ratings organization (e.g., at least "A" from Moody's or Standard & Poor's). The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the Adviser will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security. The Fund will seek to increase the value of your investment through a combination of income and capital gains.

                                The Fund's average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its objective of maximizing total return.

                                In managing the portfolio, the manager uses a "top down" investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

                                In addition to the securities described above, the Fund may invest in other debt securities.

                                The Fund may from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

BOND
MATURITIES:
A BOND IS ISSUED WITH A SPECIFIC MATURITY DATE -- THE DATE WHEN THE BOND'S ISSUER, OR SELLER, MUST PAY BACK THE BOND'S INITIAL VALUE. BOND MATURITIES GENERALLY RANGE FROM LESS THAN ONE YEAR (SHORT-TERM) TO 30 YEARS (LONG-TERM). THE LONGER A BOND'S MATURITY, THE MORE RISK YOU, AS A BOND INVESTOR, FACE AS INTEREST RATES RISE. LONG-TERM BONDS ARE MORE SUITABLE FOR INVESTORS WILLING TO TAKE GREATER RISKS; SHORT-TERM BOND INVESTORS SHOULD BE WILLING TO ACCEPT LOWER YIELDS IN RETURN FOR LESS FLUCTUATION IN THE VALUE OF THEIR INVESTMENT.

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       13

                                INTEREST RATES:
                                ONE OF THE MOST SIGNIFICANT FACTORS AFFECTING THE PERFORMANCE OF A BOND
                                FUND IS THE RISE AND FALL OF INTEREST RATES.
                                WHEN INTEREST RATES RISE, A BOND'S VALUE
                                GENERALLY DECLINES.

                                (AMERICAN PERFORMANCE FUNDS LOGO)

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:


                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in investment grade debt obligations, credit risk is minimized. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.


                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

    PROSPECTUS

                                       14
FUND SUMMARIES

                                - PREPAYMENT/CALL RISK -- Prepayment risk is the
                                  chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. Changes in prepayment/call rates can result in greater price and yield volatility.


                                - MUNICIPAL RISK -- Municipal risk involves the
                                  possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.


                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

    PROSPECTUS

                                PERFORMANCE INFORMATION
                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.





                                This bar chart shows changes in the Fund's performance from year to year.* The returns for Institutional Class shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in the expenses of each class.





                                ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)
                                (BAR CHART)

1995                                                                             8.49
1996                                                                             4.35
1997                                                                             7.82
1998                                                                             7.36
1999                                                                             3.54
2000                                                                             8.95
2001                                                                             7.58
2002                                                                             6.27
2003                                                                             3.56
2004

                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/05 to 9/30/05 was %. Sales charges are not reflected in the bar chart and, if they were reflected, returns would be less than those shown.

                               Best Quarter:   Q4     2000     2.91%
                               Worst Quarter:  Q1     1996    -0.04%

    PROSPECTUS

                                       16
FUND SUMMARIES

Short-Term Income Fund (continued)

                                This table compares the Fund's average annual total returns for periods ending December 31, 2004 to those of the Merrill Lynch 1-5 Year Bond U.S. Government/Corporate Index. The returns included in the table are only for Class A shares. The Institutional Class shares were not offered for sale in 2004.


                                AVERAGE ANNUAL TOTAL RETURN

                                (PERIODS ENDED 12/31/04)



                                                                                 Since
                                                                               Inception
                                                        1 Year      5 Years    (10/19/94)
                               ----------------------------------------------------------
                               Short-Term Income
                                 Fund(1)
                               ----------------------------------------------------------
                               Return After Taxes on
                                 Distributions*,(1)
                               ----------------------------------------------------------
                               Return After Taxes on
                                 Distributions and
                                 Sale of Fund Shares*
                               ----------------------------------------------------------
                                                                               (10/31/94)
                               Merrill Lynch 1-5 Year
                                 Bond U.S.
                                 Government/Corporate
                                 Index(1)
                               ----------------------------------------------------------


                                * After tax returns are calculated using a
                                  standard set of assumptions. The stated
                                  returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


                                (1) The Merrill Lynch 1-5 Year Bond U.S.
                                    Government/Corporate Index is an unmanaged index comprised of investment grade government and corporate debt securities with maturities between 1 and 5 years.

    PROSPECTUS

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.



                             CLASS     INSTITUTIONAL
                            A SHARES      SHARES
                            --------   -------------
Maximum Sales Charge
(Load) Imposed on
Purchases
(as a percentage of
offering price)                 0%             0%
Maximum Deferred Sales
Charge (Load) (as a
percentage of net asset
value)                          0%             0%


------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.



                             CLASS     INSTITUTIONAL
                            A SHARES      SHARES
                            --------   -------------
Investment Advisory Fees     0.15%          0.15%
Distribution/Service
(12b-1) Fees                 0.25%             0%
Other Expenses                   %
TOTAL ANNUAL FUND
  OPERATING EXPENSES             %


------------------------------------------------

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
Class A Shares
Institutional Shares



ADDITIONAL
INFORMATION

DIVIDENDS
AND CAPITAL GAINS
Dividends are paid monthly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
BOk Investment Advisers, Inc.
Tulsa, OK

INCEPTION DATE
October 19, 1994

NET ASSETS AS OF

NOVEMBER 30, 2005


$ million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT

$1,000 (Class A)


  (Institutional)


NEWSPAPER ABBREVIATION

Am Perform ShTrInc (Class A)


  (Institutional)


AMERICAN PERFORMANCE FUND NUMBER

008 (Class A)


  (Institutional)


CUSIP NUMBER

028846806 (Class A)


  (Institutional)


TICKER SYMBOL

APSTX (Class A)


  (Institutional)

    PROSPECTUS

                                       18
FUND SUMMARIES

                                Intermediate Bond Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Total return by investing in U.S. government and investment grade corporate debt securities and mortgage-related securities.

                                PRINCIPAL INVESTMENT STRATEGY


                                The Intermediate Bond Fund seeks to maximize total return by investing primarily in an actively managed, diversified portfolio of intermediate bond and other fixed income securities. To pursue this goal, under normal circumstances the Fund invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years. These policies will not be changed without at least 60 days' prior notice to shareholders. The Fund invests primarily in investment grade or comparable quality debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-backed securities and collateralized mortgage obligations. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal

CREDIT QUALITY:
A BOND'S CREDIT QUALITY DEPENDS ON THE ISSUER'S ABILITY TO PAY INTEREST ON THE BOND AND TO REPAY THE DEBT. BONDS ISSUED OR BACKED BY THE U.S. GOVERNMENT OFFER MAXIMUM CREDIT PROTECTION; BONDS ISSUED OR BACKED BY FOREIGN GOVERNMENTS CAN CARRY CONSIDERABLY MORE RISK. THE LOWER THE BOND'S CREDIT RATING BY A RATING AGENCY (FOR EXAMPLE, MOODY'S OR STANDARD & POOR'S), THE GREATER THE CHANCE THAT THE BOND ISSUER WILL DEFAULT, OR FAIL TO MEET ITS PAYMENT OBLIGATIONS. BONDS RATED IN ONE OF THE FOUR HIGHEST RATING CATEGORIES ARE CONSIDERED "INVESTMENT GRADE."

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund invests in debt obligations only if they carry a rating within the three highest rating categories assigned by a nationally recognized statistical ratings organization (e.g., at least "A" from Moody's or Standard & Poor's). The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the Adviser will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security. The Fund will seek to increase the value of your investment through a combination of income and capital gains.

    PROSPECTUS

                                       20
FUND SUMMARIES

Intermediate Bond Fund (continued)
                                The Fund's average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its objective of maximizing total return.

                                In managing the portfolio, the manager uses a "top down" investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

                                In addition to the securities described above, the Fund may invest in other debt securities.

                                The Fund may from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

                                INTEREST RATES:
                                ONE OF THE MOST SIGNIFICANT FACTORS AFFECTING THE PERFORMANCE OF A BOND FUND IS THE RISE AND FALL OF INTEREST RATES. WHEN INTEREST RATES RISE, A BOND'S VALUE GENERALLY DECLINES.

                                BOND MATURITIES:
                                A BOND IS ISSUED WITH A SPECIFIC MATURITY
                                DATE -- THE DATE WHEN THE BOND'S ISSUER, OR
                                SELLER, MUST PAY BACK THE BOND'S INITIAL VALUE. BOND MATURITIES GENERALLY RANGE FROM LESS THAN ONE YEAR (SHORT-TERM) TO 30 YEARS (LONG-TERM). THE LONGER A BOND'S MATURITY, THE MORE RISK YOU, AS A BOND INVESTOR, FACE AS INTEREST RATES RISE. LONG-TERM BONDS ARE MORE SUITABLE FOR INVESTORS WILLING TO TAKE GREATER RISKS; SHORT-TERM BOND INVESTORS SHOULD BE WILLING TO ACCEPT LOWER YIELDS IN RETURN FOR LESS FLUCTUATION IN THE VALUE OF THEIR INVESTMENT.

(AMERICAN PERFORMANCE FUNDS LOGO)

                                (AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:


                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in investment grade debt obligations, credit risk is minimized. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.


                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

                                - PREPAYMENT/CALL RISK -- Prepayment risk is the
                                  chance that the repayment of mortgages backing a security will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

                                - MUNICIPAL RISK -- Municipal risk involves the
                                  possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

    PROSPECTUS

                                       22
FUND SUMMARIES

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                PERFORMANCE INFORMATION
                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.


                                This bar chart shows changes in the Fund's performance from year to year.* The returns for Institutional Class shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in the expenses of each class.


                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)
                                (BAR CHART)

1995                                                                             12.24
1996                                                                              2.93
1997                                                                              8.05
1998                                                                              6.79
1999                                                                              1.57
2000                                                                              9.17
2001                                                                              7.92
2002                                                                              7.02
2003                                                                              4.03
2004                                                                                 0


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total
                                  return from 1/1/05 to 9/30/05 was     %. Sales
                                  charges are not reflected in the bar chart and, if they were reflected, returns would be less than those shown.



                               Best Quarter:   Q2     1995     3.75%
                               Worst Quarter:  Q1

    PROSPECTUS

                                This table compares the Fund's average annual total returns for periods ending December 31, 2004 to those of the Lehman Brothers U.S. Aggregate Index. The returns included in the table are only for Class A shares. The Institutional Class shares were not offered for sale in 2004.


                                 AVERAGE ANNUAL TOTAL RETURNS

                                 (PERIODS ENDED 12/31/04)



                                                       1 Year      5 Years    10 Years
                               --------------------------------------------------------
                               Intermediate Bond
                                 Fund(1)
                               --------------------------------------------------------
                               Return After Taxes
                                 on
                                Distributions*,(1)
                               --------------------------------------------------------
                               Return After Taxes
                                 on Distributions
                                 and Sale of Fund
                                 Shares*
                               --------------------------------------------------------
                               Lehman Brothers
                                 U.S. Aggregate
                                 Index(1)
                               --------------------------------------------------------
                               Lehman Brothers
                                 Intermediate
                                 Government/Credit
                                 Bond Index(1)
                               --------------------------------------------------------


                                * After tax returns are calculated using a
                                  standard set of assumptions. The stated
                                  returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


                                (1) The benchmark index for the Fund has been
                                    changed from the Lehman Brothers
                                    Intermediate Government/Credit Bond Index to the Lehman Brothers U.S. Aggregate Index in order to provide a better comparison for the Fund's investment policies. The Lehman Brothers U.S. Aggregate Index is comprised of U.S. investment grade, fixed rate bond market securities, including government securities, government agency securities, corporate, and mortgage-backed securities with maturities between one and ten years.

    PROSPECTUS

                                       24
FUND SUMMARIES

Intermediate Bond Fund (continued)
FEES AND EXPENSES
------------------------------------------------
Shareholder Fees

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.




                             CLASS      INSTITUTIONAL
                             A SHARES    SHARES
                              -----         -----
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering
price)                           0%             0%
Maximum Deferred Sales
Charge (Load) (as a
percentage of net asset
value)                           0%             0%


------------------------------------------------
Annual Fund Operating Expenses


This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.






                                            CLASS
                                              A       INSTITUTIONAL
                                            SHARES       SHARES
                                           --------   -------------
Investment Advisory Fees                     0.55%+       0.55%+
Distribution/Service (12b-1) Fees            0.25%           0%
Other Expenses                                   %
TOTAL ANNUAL FUND OPERATING EXPENSES             %


------------------------------------------------

+ The Adviser has agreed voluntarily to waive
  0.35% of its Investment Advisory Fees. This fee waiver is expected to continue through December 31, 2006 but may be terminated at any time. If this fee waiver had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:




                                  CLASS     INSTITUTIONAL
                                 A SHARES      SHARES
                                 --------   -------------
      Investment Advisory Fees    0.20%          0.20%
      Distribution/Service
        (12b-1) Fees              0.25%             0%
      Other Expenses
      TOTAL ANNUAL FUND
        OPERATING EXPENSES


---------------------------------------------------
Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
Class A Shares
Institutional Shares



ADDITIONAL
INFORMATION


DIVIDENDS
AND CAPITAL GAINS
Dividends are paid monthly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
BOk Investment Advisers, Inc.
Tulsa, OK

INCEPTION DATE
September 28, 1990


NET ASSETS AS OF
NOVEMBER 30, 2005


$ million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL
INVESTMENT

$1,000 (Class A)


(Institutional)


NEWSPAPER
ABBREVIATION

Am Perform IntBd (Class A)


(Institutional)


AMERICAN PERFORMANCE
FUND NUMBER

006 (Class A)


(Institutional)


CUSIP NUMBER

028846400 (Class A)


(Institutional)


TICKER SYMBOL

APFBX (Class A)


(Institutional)

    PROSPECTUS

                                Bond Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Total return by investing in U.S. government and investment grade corporate debt securities and mortgage-related securities.

                                PRINCIPAL INVESTMENT STRATEGY


                                The Bond Fund seeks to maximize total return by investing primarily in an actively managed, diversified portfolio of short, intermediate, and long-term bonds and other fixed income securities. To pursue this goal, under normal circumstances the Fund invests at least 80% of its assets in bonds. This policy will not be changed without at least 60 days' prior notice to shareholders. The Fund invests primarily in investment grade or comparable quality debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-based securities and collateralized mortgage obligations. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie
                                Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal

CREDIT QUALITY:
A BOND'S CREDIT QUALITY DEPENDS ON THE ISSUER'S ABILITY TO PAY INTEREST ON THE BOND AND TO REPAY THE DEBT. BONDS ISSUED OR BACKED BY THE U.S. GOVERNMENT OFFER MAXIMUM CREDIT PROTECTION; BONDS ISSUED OR BACKED BY FOREIGN GOVERNMENTS CAN CARRY CONSIDERABLY MORE RISK. THE LOWER THE BOND'S CREDIT RATING BY A RATING AGENCY (FOR EXAMPLE, MOODY'S OR STANDARD & POOR'S), THE GREATER THE CHANCE THAT THE BOND ISSUER WILL DEFAULT, OR FAIL TO MEET ITS PAYMENT OBLIGATIONS. BONDS RATED IN ONE OF THE FOUR HIGHEST RATING CATEGORIES ARE CONSIDERED "INVESTMENT GRADE."

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       26
FUND SUMMARIES

                                Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund invests in debt obligations only if they carry a rating within the three highest rating categories assigned by a nationally recognized statistical ratings organization (e.g., at least "A" from Moody's or Standard & Poor's). The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the Adviser will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security. The Fund will seek to increase the value of your investment through a combination of income and capital gains.

    PROSPECTUS

                                       27

                                The Fund will maintain a dollar-weighted average portfolio maturity of three years or more and, generally, of no longer than ten years. The average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its objective of maximizing total return.

                                In managing the portfolio, the manager uses a "top down" investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

                                In addition to the securities described above, the Fund may invest in other debt securities.

                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

                                INTEREST RATES:
                                ONE OF THE MOST SIGNIFICANT FACTORS AFFECTING THE PERFORMANCE OF A BOND FUND IS THE RISE AND FALL OF INTEREST RATES. WHEN INTEREST RATES RISE, A BOND'S VALUE GENERALLY DECLINES.

BOND MATURITIES:
A BOND IS ISSUED WITH A SPECIFIC MATURITY DATE -- THE DATE WHEN THE BOND'S ISSUER, OR SELLER, MUST PAY BACK THE BOND'S INITIAL VALUE. BOND MATURITIES GENERALLY RANGE FROM LESS THAN ONE YEAR (SHORT-TERM) TO 30 YEARS (LONG-TERM). THE LONGER A BOND'S MATURITY, THE MORE RISK YOU, AS A BOND INVESTOR, FACE AS INTEREST RATES RISE. LONG-TERM BONDS ARE MORE SUITABLE FOR INVESTORS WILLING TO TAKE GREATER RISKS; SHORT-TERM BOND INVESTORS SHOULD BE WILLING TO ACCEPT LOWER YIELDS IN RETURN FOR LESS FLUCTUATION IN THE VALUE OF THEIR INVESTMENT.

(AMERICAN PERFORMANCE FUNDS LOGO)

                                (AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       28
FUND SUMMARIES

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:


                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in investment grade debt obligations, credit risk is minimized. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.


                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

                                - PREPAYMENT/CALL RISK -- Prepayment risk is the
                                  chance that the repayment of mortgages backing a security will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

                                - MUNICIPAL RISK -- Municipal risk involves the
                                  possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

    PROSPECTUS

                                       29

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.


                                This bar chart shows changes in the Fund's performance from year to year.* The returns for Institutional Class shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in the expenses of each class.


                                ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)
                                (BAR CHART)

1995                                                                             16.12
1996                                                                              1.69
1997                                                                             10.04
1998                                                                              8.22
1999                                                                             -0.77
2000                                                                             10.93
2001                                                                              8.96
2002                                                                               9.4
2003                                                                              4.48
2004                                                                                 0


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total
                                  return from 1/1/05 to 9/30/05 was     %. Sales
                                  charges are not reflected in the bar chart and, if they were reflected, returns would be less than those shown.



                               Best Quarter:   Q2     1995     5.40%
                               Worst Quarter:  Q1

    PROSPECTUS

                                       30
FUND SUMMARIES

Bond Fund (continued)


                                This table compares the Fund's average annual total returns for periods ending December 31, 2004 to those of the Lehman Brothers Aggregate Bond Index. The returns included in the table are only for Class A shares. The Institutional Class shares were not offered for sale in 2004.



                                AVERAGE ANNUAL TOTAL RETURNS
                                (PERIODS ENDED 12/31/04)



                                                       1 Year      5 Years    10 Years
                               --------------------------------------------------------
                               Bond Fund(1)
                               --------------------------------------------------------
                               Return After Taxes on
                                 Distributions*,(1)
                               --------------------------------------------------------
                               Return After Taxes on
                                 Distributions and
                                 Sale of Fund
                                 Shares*
                               --------------------------------------------------------
                               Lehman Brothers
                                 Aggregate Bond
                                 Index(1)
                               --------------------------------------------------------
                               Citigroup Broad
                                 Investment-Grade
                                 Bond Index(1)
                               --------------------------------------------------------


                                (*) After tax returns are calculated using a
                                    standard set of assumptions. The stated
                                    returns assume the highest historical
                                    federal income and capital gains tax rules.
                                    Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


                                (1) The benchmark index for the Fund has changed
                                    from the Citigroup Broad Investment-Grade
                                    Bond Index to the Lehman Brothers Aggregate
                                    Bond Index in order to provide a better
                                    comparison for the Fund's investment
                                    policies. The Lehman Brothers Aggregate Bond
                                    Index is comprised of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index.

    PROSPECTUS

FEES AND EXPENSES
------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.



                              CLASS
                                A       INSTITUTIONAL
                              SHARES       SHARES
                             --------   -------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering
price)                           0%             0%
Maximum Deferred Sales
Charge (Load) (as a
percentage of net asset
value)                           0%             0%


------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.



                              CLASS
                                A       INSTITUTIONAL
                              SHARES       SHARES
                             --------   -------------
Investment Advisory Fees      0.55%+         0.55%+
Distribution/Service
  (12b-1) Fees                0.25%             0%
Other Expenses                    %
TOTAL ANNUAL FUND OPERATING
  EXPENSES                        %


------------------------------------------------

+ The Adviser has agreed voluntarily to waive
  0.35% of its Investment Advisory Fees. This fee waiver is expected to continue through December 31, 2006 but may be terminated at any time. If this fee waiver had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:




                                  CLASS     INSTITUTIONAL
                                 A SHARES      SHARES
                                 --------   -------------
      Investment Advisory Fees    0.20%          0.20%
      Distribution/Service
        (12b-1) Fees              0.25%             0%
      Other Expenses
      TOTAL ANNUAL FUND
        OPERATING EXPENSES


---------------------------------------------------
Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
Class A Shares
Institutional Shares


ADDITIONAL
INFORMATION

DIVIDENDS
AND CAPITAL GAINS
Dividends are paid monthly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
BOk Investment Advisers, Inc.
Tulsa, OK

INCEPTION DATE
September 28, 1990

NET ASSETS AS OF

NOVEMBER 30, 2005


$ million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT

$1,000 (Class A)


(Institutional)


NEWSPAPER ABBREVIATION

Am Perform Bond (Class A)


(Institutional)


AMERICAN PERFORMANCE FUND NUMBER

005 (Class A)


(Institutional)


CUSIP NUMBER

028846301 (Class A)


(Institutional)


TICKER SYMBOL

APBDX (Class A)


(Institutional)

    PROSPECTUS

                                       32
FUND SUMMARIES

                                Intermediate Tax-Free Bond Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                High current income exempt from federal income tax by investing in investment grade municipal securities.

                                PRINCIPAL INVESTMENT STRATEGY

                                The Intermediate Tax-Free Bond Fund seeks current income, consistent with the preservation of capital, that is exempt from federal income taxes, by investing in a diversified portfolio of intermediate term bonds and other fixed income securities.



                                In pursuing this goal, the Fund invests at least 65% of its assets in investment grade or comparable quality municipal bonds and debentures. As a matter of fundamental policy the Fund invests, under normal circumstances, at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax. Additionally, the Fund will normally invest at least 80% of its assets in municipal securities which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. The Fund invests in municipal securities which are within the three highest rating groups assigned by a nationally recognized statistical ratings organization (NRSRO), in the case of bonds (e.g. at least "A" by Moody's or S&P); rated within the highest ratings category assigned by an NRSRO, in the case of notes (e.g., "SP-1" by S&P or "MIG-1" by Moody's); rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt



                                MUNICIPAL BONDS:
                                ARE SECURITIES ISSUED BY STATE AND LOCAL
                                GOVERNMENTS AND REGIONAL GOVERNMENTAL
                                AUTHORITIES AS A WAY OF RAISING MONEY FOR PUBLIC CONSTRUCTION PROJECTS (FOR EXAMPLE, HIGHWAYS, AIRPORTS, OR HOUSING); FOR OPERATING EXPENSES; OR FOR LOANS TO PUBLIC INSTITUTIONS AND FACILITIES.
CREDIT QUALITY:
A BOND'S CREDIT QUALITY DEPENDS ON THE ISSUER'S ABILITY TO PAY INTEREST ON THE BOND AND TO REPAY THE DEBT. BONDS ISSUED OR BACKED BY THE U.S. GOVERNMENT OFFER MAXIMUM CREDIT PROTECTION; BONDS ISSUED OR BACKED BY FOREIGN GOVERNMENTS CAN CARRY CONSIDERABLY MORE RISK. THE LOWER THE BOND'S CREDIT RATING BY A RATING AGENCY (FOR EXAMPLE, MOODY'S OR STANDARD & POOR'S), THE GREATER THE CHANCE THAT THE BOND ISSUER WILL DEFAULT, OR FAIL TO MEET ITS PAYMENT OBLIGATIONS. BONDS RATED IN ONE OF THE FOUR HIGHEST RATING CATEGORIES ARE CONSIDERED "INVESTMENT GRADE."

(AMERICAN PERFORMANCE FUNDS LOGO)

                                (AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       33

                                commercial paper (e.g., "A-1" or higher by S&P or "Prime-1" by Moody's); or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations, (e.g., "VMIG-1" by Moody's).



                                The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund will also utilize credit enhancers. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the Adviser will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security.



                                CREDIT ENHANCER:
                                DEBT ISSUERS UTILIZE CREDIT ENHANCERS TO RAISE THE CREDIT RATING OF THEIR OFFERINGS, THEREBY LOWERING THEIR INTEREST COSTS. A MUNICIPALITY MAY HAVE ITS BOND INSURED BY A LARGE INSURANCE COMPANY, THEREBY RAISING THE BOND'S CREDIT RATING TO AAA. A CORPORATE BOND ISSUER MAY ARRANGE FOR A BANK LETTER OF CREDIT TO BACK ITS ISSUE, RAISING ITS RATING TO AAA.

GENERAL OBLIGATION SECURITIES AND REVENUE SECURITIES:

GENERAL OBLIGATION SECURITIES ARE MUNICIPAL SECURITIES BACKED BY THE FULL FAITH AND CREDIT AND TAXING POWER OF A MUNICIPALITY FOR THE PAYMENT OF THEIR PRINCIPAL AND INTEREST. IN CONTRAST, REVENUE SECURITIES ARE MUNICIPAL SECURITIES ISSUED TO FINANCE PUBLIC WORKS AND PAYABLE ONLY FROM THE REVENUES DERIVED FROM THE PROJECT BEING FINANCED.

(AMERICAN PERFORMANCE FUNDS LOGO)

                                (AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       34
FUND SUMMARIES

                                The Fund, under normal circumstances, invests at least 80% of its assets in bonds and maintains a dollar-weighted average maturity between three to ten years. These policies will not be changed without at least 60 days' prior notice to shareholders. The average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its objective of providing high current income with preservation of capital.

                                In managing the portfolio, the manager uses a "top down" investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

                                In addition to the securities described above, the Fund may invest in other debt securities.

                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

                                INTEREST RATES:
                                ONE OF THE MOST SIGNIFICANT FACTORS AFFECTING THE PERFORMANCE OF A BOND FUND IS THE RISE AND FALL OF INTEREST RATES. WHEN INTEREST RATES RISE, A BOND'S VALUE GENERALLY DECLINES.

BOND MATURITIES:
A BOND IS ISSUED WITH A SPECIFIC MATURITY DATE -- THE DATE WHEN THE BOND'S ISSUER, OR SELLER, MUST PAY BACK THE BOND'S INITIAL VALUE. BOND MATURITIES GENERALLY RANGE FROM LESS THAN ONE YEAR (SHORT-TERM) TO 30 YEARS (LONG-TERM). THE LONGER A BOND'S MATURITY, THE MORE RISK YOU, AS A BOND INVESTOR, FACE AS INTEREST RATES RISE. LONG-TERM BONDS ARE MORE SUITABLE FOR INVESTORS WILLING TO TAKE GREATER RISKS; SHORT-TERM BOND INVESTORS SHOULD BE WILLING TO ACCEPT LOWER YIELDS IN RETURN FOR LESS FLUCTUATION IN THE VALUE OF THEIR INVESTMENT.

(AMERICAN PERFORMANCE FUNDS LOGO)

                                (AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       35

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - CREDIT ENHANCEMENT RISK -- Credit enhancement
                                  risk involves the possibility that a "credit enhancer," such as a letter of credit, declines in quality and therefore leads to a decrease in the value of the Fund's investments.

                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in investment grade debt obligations, credit risk is minimized.

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk.

                                - MUNICIPAL RISK -- Municipal risk involves the
                                  possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

    PROSPECTUS

                                       36
FUND SUMMARIES

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.


                                This bar chart shows changes in the Fund's performance from year to year.* The returns for Institutional Class shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in the expenses of each class.




                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)
                                (BAR CHART)

1995                                                                             13.71
1996                                                                              3.72
1997                                                                              7.27
1998                                                                              5.46
1999                                                                             -1.87
2000                                                                              9.79
2001                                                                              4.39
2002                                                                              7.77
2003                                                                              3.88
2004


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total
                                  return from 1/1/05 to 9/30/05 was     %. Sales
                                  charges are not reflected in the bar chart and, if they were reflected, returns would be less than those shown.



                               Best Quarter:   Q1     1995     5.92%
                               Worst Quarter:  Q1

    PROSPECTUS

                                       37


This table compares the Fund's average annual total returns for periods ending December 31, 2004 to those of the Lehman Brothers Municipal
Bond Index. The returns included in the table are only for Class A shares. The Institutional
Class shares were not offered for sale in 2004.


 AVERAGE ANNUAL TOTAL RETURNS

 (PERIODS ENDED 12/31/04)



                          1 Year      5 Years    10 Years
----------------------------------------------------------
Intermediate Tax-Free
  Bond Fund(1)
----------------------------------------------------------
Return After Taxes on
  Distributions*,(1)
----------------------------------------------------------
Return After Taxes on
  Distributions and
  Sale of Fund Shares*
----------------------------------------------------------
Lehman Brothers
  Municipal Bond
  Index(1)
----------------------------------------------------------


* After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Funds shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemptions, as well as the effect of taxes on Fund distributions.
  These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such IRA or 401(k) plans.


(1) The Lehman Brothers Municipal Bond Index is an unmanaged index considered to be representative of the municipal bond market as a whole.

    PROSPECTUS

                                       38
FUND SUMMARIES

FEES AND EXPENSES
----------------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.



                                 CLASS      INSTITUTIONAL
                                A SHARES       SHARES
                                --------       ------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)       0%             0%
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value)                        0%             0%
----------------------------------------------------------


Annual Fund Operating Expenses

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.




                                 CLASS     INSTITUTIONAL
                                A SHARES      SHARES
                                --------   -------------
Investment Advisory Fees         0.55%+         0.55%+
Distribution/Service (12b-1)
  Fees                           0.25%             0%
Other Expenses                       %
TOTAL ANNUAL FUND OPERATING
EXPENSES                             %

----------------------------------------------------------



+ The Adviser has agreed voluntarily to waive
  0.35% of its Investment Advisory Fees. This fee waiver is expected to continue through December 31, 2006 but may be terminated at any time. If this fee waiver had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:




                                  CLASS     INSTITUTIONAL
                                 A SHARES      SHARES
                                 --------   -------------
      Investment Advisory Fees    0.20%          0.20%
      Distribution/Service
        (12b-1) Fees              0.25%             0%
      Other Expenses
      TOTAL ANNUAL FUND
        OPERATING EXPENSES


----------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


                       1 Year    3 Years   5 Years   10 Years
--------------------------------------------------------------
Class A Shares
Institutional Shares


ADDITIONAL
INFORMATION

DIVIDENDS
AND CAPITAL GAINS
Dividends are paid monthly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
BOk Investment Advisers, Inc.
Tulsa, OK

INCEPTION DATE
May 29, 1992


NET ASSETS AS OF
NOVEMBER 30, 2005


$ million


SUITABLE FOR IRAS
No

MINIMUM INITIAL
INVESTMENT

$1,000 (Class A)


(Institutional)


NEWSPAPER
ABBREVIATION

Am Perform IntmTxF (Class A)


  (Institutional)


AMERICAN PERFORMANCE
FUND NUMBER

003 (Class A)


  (Institutional)



CUSIP NUMBER


028846509 (Class A)


  (Institutional)


TICKER SYMBOL

APTFX (Class A)


  (Institutional)

    PROSPECTUS

 EQUITY FUNDS


                                Balanced Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Capital appreciation and income by investing in U.S. common stocks and investment grade bonds.

                                PRINCIPAL INVESTMENT STRATEGY
                                The Balanced Fund seeks capital appreciation and income by investing primarily in a broadly diversified portfolio of securities, including common stocks and bonds.



                                To pursue this goal, the Fund normally invests between 50% and 75% of its total assets in equity securities and at least 25% of its assets in investment grade (rated at the time of purchase, in one of the three highest rating categories) or comparable quality fixed income senior securities.



                                The equity portion of the Fund primarily consists of large, mid and small capitalization stocks. Large capitalization stocks include large U.S. companies with a market capitalization in excess of $10 billion. Small capitalization stocks include small U.S. companies having an average market capitalization below $3 billion at the time of purchase. Mid capitalization stocks include U.S. companies with a market capitalization between $3 and $10 billion at the time of purchase.





                                As its primary strategy, the management team of the Fund selects equity securities using a proprietary system that ranks stocks using a quantitative approach. Stocks are ranked using a large array of factors including but not limited to fundamental factors (i.e. valuation and growth) and technical factors (i.e. momentum, reversal and volatility) that have historically been linked to performance. Quantitative portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.






                                The management team of the Fund may augment its primary strategy by utilizing additional strategies involving exchange-traded funds and deriva-

BALANCED FUNDS:

ARE GENERALLY "MIDDLE-OF-THE-ROAD" INVESTMENTS THAT SEEK TO PROVIDE SOME COMBINATION OF GROWTH, INCOME, AND CONSERVATION OF CAPITAL BY INVESTING IN A MIX OF STOCKS, BONDS, AND/OR MONEY MARKET INSTRUMENTS. BECAUSE THE PRICES OF STOCKS AND BONDS OFTEN MOVE IN DIFFERENT DIRECTIONS, BALANCED FUNDS ARE ABLE TO USE REWARDS FROM ONE TYPE OF INVESTMENT TO HELP OFFSET THE RISKS FROM ANOTHER.



(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       40
FUND SUMMARIES

Balanced Fund (continued)




                                tives, including but not limited to, futures contracts. Futures contracts may be used for a variety of purposes including:





                                - Managing cash flows




                                - Maintaining market exposure





                                - Reducing trading costs

                                The debt portion of the Fund primarily consists of bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. Government, its agencies, or instrumentalities, mortgage-related securities, asset backed securities and collateralized mortgage obligations. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government but are not guaranteed as to principal and interest by the U.S. Treasury.



                                The Fund seeks to maintain a dollar-weighted average portfolio maturity of three to twelve years for the debt portion of its portfolio. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the Adviser will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security.



                                The portion of the Fund's assets invested in equity and debt securities will vary in accordance with economic conditions, the level of stock prices, interest rates, and the risk associated with each investment medium.



                                In addition to the securities described above, the Fund may invest in other equity and debt securities. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

    PROSPECTUS

                                       41

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:


                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in investment grade debt obligations, credit risk is minimized. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.


                                - FOREIGN INVESTMENT RISK -- The risk associated
                                  with higher transaction costs, delayed
                                  settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

    PROSPECTUS

                                       42
FUND SUMMARIES

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, an increase in the average maturity of the fixed income portion of the Fund will make it more sensitive to interest rate risk.

                                - MARKET RISK -- Market risk is the possibility
                                  that the Fund's investments in equity
                                  securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

                                - PORTFOLIO BALANCING RISK -- Portfolio
                                  balancing risk is the possibility that the portfolio manager will not accurately assess the optimal mix of stocks and debt securities and therefore will underperform other balanced funds.

                                To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

    PROSPECTUS

                                       43

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.


                                This bar chart shows changes in the Fund's performance from year to year.* The returns for Institutional Class shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in the expenses of each class.




                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)
                                (BAR CHART)

1996                                                                             16.38
1997                                                                             19.46
1998                                                                             17.36
1999                                                                              9.26
2000                                                                             -3.31
2001                                                                             -2.83
2002                                                                            -10.77
2003                                                                             20.92
2004


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total
                                  return from 1/1/05 to 9/30/05 was     %. Sales
                                  charges are not reflected in the bar chart and, if they were reflected, returns would be less than those shown.


                               Best Quarter     Q2    1997    13.01%
                               Worst Quarter    Q3    2002    -8.61%

    PROSPECTUS

                                       44
FUND SUMMARIES

Balanced Fund (continued)

                                This table compares the Fund's average annual total returns for periods ending December 31, 2004 to those of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index, and the Lipper Balanced Funds Average. The returns included in the table are only for Class A shares. The Institutional Class shares were not offered for sale in 2004.




                                 AVERAGE ANNUAL TOTAL RETURNS

                                 (PERIODS ENDED 12/31/04)



                                                                                Since
                                                                              Inception
                                                            1 Year   5 Year   (6/1/95)
                               --------------------------------------------------------
                               Balanced Fund(1)
                               --------------------------------------------------------
                               Return After Taxes on
                                Distributions*,(1)
                               --------------------------------------------------------
                               Return After Taxes on
                                Distributions and Sale of
                                Fund Shares*,(1)
                               --------------------------------------------------------

                                                                              (5/31/95)
                               S&P 500 Index(2)
                               --------------------------------------------------------
                                                                              (6/30/95)
                               Lehman Brothers Aggregate
                                 Bond Index(3)
                               --------------------------------------------------------
                                                                              (5/31/95)
                               Lipper Balanced Funds
                                 Average(4)
                               --------------------------------------------------------


                                * After tax returns are calculated using a
                                  standard set of assumptions. The stated
                                  returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.




                                (1) Reflects maximum sales charge of 5.00%.

                                (2) The S&P 500 Index is an unmanaged index
                                    generally representative of the performance of large companies in the U.S. stock market.





                                (3) The Lehman Brothers Aggregate Bond Index is
                                    comprised of securities from the Lehman
                                    Brothers Government/Corporate Bond Index,
                                    Mortgage-Backed Securities Index, and Asset-
                                    Backed Securities Index.





                                (4) The Lipper Balanced Funds Average is an
                                    average of the total return of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.

    PROSPECTUS

FEES AND EXPENSES

-----------------------------------------------------------
Shareholder Fees

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.



                              CLASS      INSTITUTIONAL
                             A SHARES       SHARES
                             --------       ------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                  0%             0%
Maximum Deferred Sales
Charge (Load) (as a
percentage of net asset
value)                           0%             0%


-----------------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.



                              CLASS      INSTITUTIONAL
                             A SHARES       SHARES
                             --------       ------
Investment Advisory Fees      0.74%+         0.74%+
Distribution/Service
  (12b-1) Fees                0.25%             0%
Other Expenses                    %
TOTAL ANNUAL FUND OPERATING
EXPENSES                          %


-----------------------------------------------------------

+ The Adviser has agreed voluntarily to waive
  0.39% of its Investment Advisory Fees. This fee waiver is expected to continue through December 31, 2006 but may be terminated at any time. If this fee waiver had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:




                                  CLASS     INSTITUTIONAL
                                 A SHARES      SHARES
                                 --------   -------------
      Investment Advisory Fees    0.35%          0.35%
      Distribution/Service
        (12b-1) Fees              0.25%             0%
      Other Expenses
      TOTAL ANNUAL FUND
        OPERATING EXPENSES


-----------------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
Class A Shares
Institutional Shares



ADDITIONAL
INFORMATION

DIVIDENDS
AND CAPITAL GAINS
Dividends are paid quarterly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
BOk Investment Advisers, Inc.
Tulsa, OK

INCEPTION DATE
June 1, 1995


NET ASSETS AS OF
NOVEMBER 30, 2005


$ million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT

$1,000 (Class A)


(Institutional)


NEWSPAPER ABBREVIATION

Am Perform Balan (Class A)


(Institutional)


AMERICAN PERFORMANCE FUND NUMBER

009 (Class A)


(Institutional)


CUSIP NUMBER

028846889 (Class A)


(Institutional)


TICKER SYMBOL

APBAX (Class A)


(Institutional)

    PROSPECTUS

                                       46
FUND SUMMARIES


                                U.S. Tax-Efficient Large Cap Equity Fund
                                (formerly the Equity Fund)

                                ------------------------------------------------

                                INVESTMENT GOAL

                                Growth of capital and, secondarily, income by investing in U.S. common stocks.

                                PRINCIPAL INVESTMENT STRATEGY

                                The U.S. Tax-Efficient Large Cap Equity Fund seeks growth of capital and, secondarily, income by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.






                                Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days' prior notice to shareholders. "Equity securities" for purposes of this policy refers to common stocks and securities convertible into common stocks.






                                The Fund invests primarily in a universe of
                                equity securities that seeks to match the
                                capitalization profile of its benchmark index,
                                currently the S&P 500 Index. As of     , 2005,
                                the S&P 500 Index had a capitalization range from $ billion to $ billion. The Fund will not limit its investments to stocks within the benchmark index.






                                The management team of the Fund seeks to identify companies that possess the following fundamental characteristics: Strong, sustainable earnings and revenue growth prospects, industry leadership with a competitive advantage, high levels of profitability and earnings quality, strong management teams, understandable business models and limited exposure to cyclical earnings.






                                In pursuing the investment strategy, the Fund management team seeks to enhance the after-tax returns to shareholders by employing various investment practices that are designed to reduce taxable distributions to shareholders. For example, the Fund may hold securities for a long enough period to avoid higher short-term capital gains


THE S&P 500 INDEX:



AS OF NOVEMBER 30, 2005, THE S&P 500 INDEX STATISTICS WERE AS FOLLOWS: THE SMALLEST COMPANY HAD A MARKET CAPITALIZATION OF $ MILLION, THE LARGEST COMPANY A MARKET CAPITALIZATION OF $ BILLION, THE MEAN MARKET CAPITALIZATION WAS $ BILLION, AND THE WEIGHTED AVERAGE MARKET CAPITALIZATION WAS $ BILLION.



(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       47





                                taxes. The Fund will also attempt to offset capital gains from sales of securities by selling other securities at a loss. These practices are expected to reduce, but not eliminate, taxable distributions.





                                The Fund will generally exhibit risk
                                characteristics similar to the large cap equity market.





                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment goal.


                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - INVESTMENT STYLE RISK -- Investment style risk
                                  is the possibility that returns from value stocks will trail returns from other asset classes or the overall stock market.

                                - MARKET RISK -- Market risk is the possibility
                                  that the Fund's investments in equity
                                  securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.


                                - TAX AWARE RISK -- Tax aware risk is the
                                  possibility that the use of investment
                                  practices that seek to minimize tax
                                  consequences will lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.


                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

    PROSPECTUS

                                       48
FUND SUMMARIES

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.


                                This bar chart shows changes in the Fund's performance from year to year.* The returns for Institutional Class shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in the expenses of each class.



                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)
                                (BAR CHART)

1995                                                                             35.26
1996                                                                             25.91
1997                                                                             28.77
1998                                                                             18.83
1999                                                                             12.44
2000                                                                             -6.56
2001                                                                            -13.66
2002                                                                            -25.59
2003                                                                             29.28
2004


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total
                                  return from 1/1/05 to 9/30/05 was     %. Sales
                                  charges are not reflected in the bar chart and, if they were reflected, returns would be less than those shown.


                               Best Quarter:   Q4     1998     18.88%
                               Worst Quarter:  Q3     2002    -19.52%

    PROSPECTUS

                                       49


                                This table compares the Fund's average annual total returns for periods ending December 31, 2004 to those of the S&P 500 Index and the S&P 500/BARRA Value Index. The returns included in the table are only for Class A shares. The Institutional Class shares were not offered for sale in 2004.





                                 AVERAGE ANNUAL TOTAL RETURNS

                                 (PERIODS ENDED 12/31/04)



                                                       1 Year      5 Years    10 Years
                               --------------------------------------------------------
                               Equity Fund(1)
                               --------------------------------------------------------
                               Return After Taxes
                                 on
                                Distributions*,(1)
                               --------------------------------------------------------
                               Return After Taxes
                                 on Distributions
                                 and Sale of Fund
                                 Shares*,(1)
                               --------------------------------------------------------
                               S&P 500 Index(2)
                               --------------------------------------------------------
                               S&P 500/BARRA Value
                                 Index(3)
                               --------------------------------------------------------


                                * After tax returns are calculated using a
                                  standard set of assumptions. The stated
                                  returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

                                (1) Reflects maximum sales charge of 5.00%.

                                (2) The S&P 500 Index is an unmanaged index
                                    generally representative of the performance of large companies in the U.S. stock market.

                                (3) The S&P 500/BARRA Value Index is an
                                    unmanaged index generally representative of the performance of large value companies in the U.S. stock market.

    PROSPECTUS

                                       50
FUND SUMMARIES

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.




                              CLASS     INSTITUTIONAL
                             A SHARES      SHARES
                             --------      ------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering
price)                           0%*            0%
Maximum Deferred Sales
Charge (Load) (as a
percentage of net asset
value)                           0%             0%


------------------------------------------------
Annual Fund Operating Expenses

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.






                              CLASS      INSTITUTIONAL
                             A SHARES       SHARES
                             --------       ------
Investment Advisory Fees      0.69%+         0.69%+
Distribution/Service
  (12b-1) Fees                0.25%             0%
Other Expenses                    %
TOTAL ANNUAL FUND OPERATING
EXPENSES                          %


------------------------------------------------

+ The Adviser has agreed voluntarily to waive
  0.29% of its Investment Advisory Fees. This fee waiver is expected to continue through December 31, 2006 but may be terminated at any time. If this fee waiver had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:




                                  CLASS     INSTITUTIONAL
                                 A SHARES      SHARES
                                 --------   -------------
      Investment Advisory Fees    0.40%          0.40%
      Distribution/Service
        (12b-1) Fees              0.25%             0%
      Other Expenses
      TOTAL ANNUAL FUND
        OPERATING EXPENSES


---------------------------------------------------
Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:





                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
Class A Shares
Institutional Shares


ADDITIONAL
INFORMATION
DIVIDENDS
AND CAPITAL GAINS
Dividends are paid quarterly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
BOk Investment Advisers, Inc.
Tulsa, OK

INCEPTION DATE
September 28, 1990


NET ASSETS AS OF
NOVEMBER 30, 2005


$____ million


SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT

$1,000 (Class A)


(Institutional)


NEWSPAPER ABBREVIATION
Am Perform Equity

(Class A)


(Institutional)


AMERICAN PERFORMANCE FUND NUMBER

004 (Class A)


(Institutional)


CUSIP NUMBER

028846608 (Class A)


(Institutional)


TICKER SYMBOL

APEQX (Class A)


(Institutional)

    PROSPECTUS

                                U.S. Tax-Efficient Mid Cap
                                Equity Fund

                                ------------------------------------------------

                                INVESTMENT GOAL

                                Long-term capital appreciation.


                                PRINCIPAL INVESTMENT STRATEGY

                                The U.S. Tax-Efficient Mid Cap Equity Fund seeks long-term capital appreciation, and secondarily, income by investing primarily in a diversified portfolio of common stocks.





                                Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of medium sized U.S. companies. This policy will not be changed without at least 60 days' prior notice to shareholders. "Equity securities" for purposes of this policy refers to common stocks and securities convertible into common stocks.





                                The Fund invests primarily in a universe of
                                equity securities that seeks to match the
                                capitalization profile of its benchmark index,
                                currently the S&P 400 Index. As of     , 2005,
                                the S&P 400 Index had a capitalization range from $ to $ . The Fund will not limit its investments to stocks within the benchmark index.





                                The management team of the fund seeks to identify companies that possess the following fundamental characteristics: Strong, sustainable earnings and revenue growth prospects, industry leadership with a competitive advantage, high levels of profitability and earnings quality, strong management teams, understandable business models and limited exposure to cyclical earnings.





                                In pursuing its investment strategy, the Fund management team seeks to enhance the after-tax returns to shareholders by employing various investment practices that are designed to reduce taxable distributions to shareholders. For example, the Fund may hold securities for a long enough period to avoid higher short-term capital gains taxes. The Fund will also attempt to offset capital gains from sales of securities by selling other



THE S&P 400 INDEX:

AS OF NOVEMBER 30, 2005, THE S&P 400 INDEX STATISTICS WERE AS FOLLOWS: THE SMALLEST COMPANY HAD A MARKET CAPITALIZATION OF $ MILLION, THE LARGEST COMPANY A MARKET CAPITALIZATION OF $ BILLION, THE MEAN MARKET CAPITALIZATION WAS $ BILLION, AND THE WEIGHTED AVERAGE MARKET CAPITALIZATION WAS $ BILLION.








(AMERICAN
PERFORMANCE
FUNDS
LOGO)

    PROSPECTUS

                                       52
FUND SUMMARIES


                                securities at a loss. These practices are expected to reduce, but not eliminate, taxable distributions.






                                The Fund will generally exhibit risk
                                characteristics similar to the mid-cap equity market.





                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment goal.



                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?



                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:



                                - INVESTMENT STYLE RISK -- Investment style risk
                                  is the possibility that returns from value stocks will trail returns from other asset classes or the overall stock market.



                                - MARKET RISK -- Market risk is the possibility
                                  that the Fund's investments in equity
                                  securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.



                                The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.



                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

    PROSPECTUS

                                       53


                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                                PERFORMANCE INFORMATION



                                This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.

    PROSPECTUS

                                       54
FUND SUMMARIES

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.




                                CLASS
                                  A       INSTITUTIONAL
                                SHARES       SHARES
                               --------   -------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)      0%             0%
Maximum Deferred Sales Charge
(Load) (as a percentage of
net asset value)                   0%             0%


------------------------------------------------
Annual Fund Operating Expenses


This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

                               CLASS      INSTITUTIONAL
                               A SHARES    SHARES
                                -----         -----
Investment Advisory Fees        0.69%+         0.69%+
Distribution/Service (12b-1)
Fees                            0.25%             0%
Other Expenses                    --%*           --%*
TOTAL ANNUAL FUND OPERATING
  EXPENSES                        --%            --%
Fee Waiver and/or Expense
  Reimbursement                 0.19%          0.19%
NET ANNUAL FUND OPERATING
  EXPENSES                          %              %


------------------------------------------------

 * Other Expenses are based on estimated amounts for the current fiscal year.



+ For the period through December 31, 2006, the
  Adviser has contractually agreed to waive
  0.19% of its Investment Advisory Fees.



------------------------------------------------

Example


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:



                          1         3         5         10
                         Year     Years     Years     Years
-------------------------------------------------------------
Class A Shares
Institutional Shares


ADDITIONAL
INFORMATION

DIVIDENDS
AND CAPITAL GAINS

Dividends are paid


quarterly; capital gains,


if any, are paid annually.


INVESTMENT ADVISER

BOk Investment


Advisers, Inc.


Tulsa, OK


INCEPTION DATE

SUITABLE FOR IRAS

MINIMUM INITIAL INVESTMENT

(Class A)


(Institutional)


NEWSPAPER ABBREVIATION

(Class A)


(Institutional)


AMERICAN PERFORMANCE FUND NUMBER

(Class A)


(Institutional)


CUSIP NUMBER

(Class A)


(Institutional)


TICKER SYMBOL

(Class A)


(Institutional)

    PROSPECTUS

                                U.S. Tax-Efficient


                                Small Cap Equity Fund
                                (formerly the Small Cap Equity Fund)

                                ------------------------------------------------

                                INVESTMENT GOAL

                                Long-term capital appreciation by investing in U.S. small cap common stocks.

                                PRINCIPAL INVESTMENT STRATEGY

                                The U.S. Tax-Efficient Small Cap Equity Fund seeks long-term capital appreciation and, secondarily, income by investing primarily in a diversified portfolio of common stocks.





                                Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies with small market capitalizations. This policy will not be changed without at least 60 days' prior notice to shareholders. "Equity securities" for purposes of this policy refers to common stocks and securities convertible into common stocks.






                                The Fund invests primarily in a universe of
                                equity securities that seeks to match the
                                capitalization profile of its benchmark index,
                                currently the S&P 600 Index. As of     , 2005,
                                the S&P 600 Index had a capitalization range from $ to $ . The Fund will not limit its investments to stocks within the benchmark index.






                                The management team of the fund employs a quantitatively-oriented investment process that attempts to identify companies with high quality balance sheets that are trading at attractive valuations. In addition, the portfolio management team analyzes the proposed trades and the current portfolio in light of market conditions, company fundamentals and price and volume characteristics. Economic conditions may warrant the consideration of other factors when selecting individual stocks.






                                In pursuing the investment strategy, the Fund management team seeks to enhance the after-tax returns to shareholders by employing various investment practices that are designed to reduce taxable distributions to shareholders. For example, the Fund will attempt to minimize portfolio


SMALL-CAP STOCKS:

STOCKS OF PUBLICLY TRADED COMPANIES -- AND MUTUAL FUNDS THAT HOLD THESE
STOCKS -- CAN BE CLASSIFIED BY THE COMPANIES' MARKET VALUE, OR CAPITALIZATION.

THE S&P SMALL CAP 600 INDEX:

CONSISTS OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATIONS. AS OF THE DATE OF THIS PROSPECTUS, THE S&P SMALL CAP 600 INDEX STATISTICS WERE AS FOLLOWS: THE SMALLEST COMPANY HAD A MARKET CAPITALIZATION OF $ MILLION, THE LARGEST COMPANY A MARKET CAPITALIZATION OF $ BILLION, THE MEAN MARKET CAPITALIZATION WAS $ MILLION, AND THE WEIGHTED AVERAGE MARKET CAPITALIZATION WAS $ BILLION.


(AMERICAN PERFORMANCE FUNDS LOGO)

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       56
FUND SUMMARIES


U.S. Tax-Efficient Small Cap Equity Fund (continued)






                                turnover in order to reduce taxable events. The Fund will also attempt to offset capital gains from sales of securities by selling other securities at a loss. These practices are expected to reduce, but not eliminate, taxable distributions.






                                The Fund will generally exhibit risk
                                characteristics similar to the small cap equity market.




                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?



                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - INVESTMENT STYLE RISK -- Investment style risk
                                  is the possibility that returns from small capitalization value and growth stocks will trail returns from other asset classes or the overall stock market.

                                - MARKET RISK -- Market risk is the possibility
                                  that the Fund's investments in equity
                                  securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

                                - SMALL CAP SECURITIES RISK -- Small cap
                                  securities risk involves the greater risk of investing in smaller, less well-known companies, especially those that have a narrow product line or are traded infrequently, than investing in established companies with proven track records.


                                - TAX AWARE RISK -- Tax aware risk is the
                                  possibility that the use of investment
                                  practices that seek to minimize tax
                                  consequences will lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

    PROSPECTUS

                                       57

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                PERFORMANCE INFORMATION
                                The bar chart and the performance table below give some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.

                                This bar chart gives some indication of the risks of an investment in the Fund.* The returns for Institutional Class shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in the expenses of each class.





                                 ANNUAL TOTAL RETURNS (PERIOD ENDED 12/31)

                                (BAR CHART)

2000                                                                              5.96
2001                                                                              3.24
2002                                                                            -14.43
2003                                                                             35.52
2004


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total return from 1/1/05 to 9/30/05 was %. Sales charges are not reflected in the bar chart and, if they were reflected, returns would be less than those shown.


                               Best Quarter:    Q4    2001     17.23%
                               Worst Quarter:   Q3    2002    -15.71%

    PROSPECTUS

                                       58
FUND SUMMARIES


This table compares the Fund's average annual total return for the period ending December 31, 2004 to those of the S&P Small Cap 600 Index.
The returns included in the table are only for Class A shares. The Institutional Class shares were not offered for sale in 2004.



AVERAGE ANNUAL TOTAL RETURNS

(PERIODS ENDED 12/31/04)



                                              Since
                                            Inception
                                 1 Year     (2/17/99)
-----------------------------------------------------
Small Cap Equity Fund(1)
-----------------------------------------------------
Return After Taxes on
  Distributions*,(1)
-----------------------------------------------------
Return After Taxes on
  Distributions and Sale of
  Fund Shares*,(1)
-----------------------------------------------------
                                            (2/18/99)
S&P Small Cap
  600 Index(2)
-----------------------------------------------------


* After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Funds shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemptions, as well as the effect of taxes on Fund distributions.
  These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such IRA or 401(k) plans.

(1) Reflects maximum sales charge of 5.00%.

(2) The S&P Small Cap 600 Index is an unmanaged index generally representative of small capitalization companies in the U.S. stock market.

    PROSPECTUS

                                       59

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.



                               CLASS      INSTITUTIONAL
                              A SHARES       SHARES
                              --------       ------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                            0%             0%
Maximum Deferred Sales
Charge (Load)
(as a percentage of net
 asset value)                     0%             0%


------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


                               CLASS      INSTITUTIONAL
                              A SHARES       SHARES
                              --------       ------
Investment Advisory Fees      0.69%+          0.69%+
Distribution/Service (12b-1)
  Fees                         0.25%             0%
Other Expenses                     %
TOTAL ANNUAL FUND OPERATING
  EXPENSES                         %


------------------------------------------------

 + The Adviser has agreed voluntarily to waive
   0.14% of its Investment Advisory Fees. This fee waiver is expected to continue through December 31, 2006 but may be terminated at any time. If this fee waiver had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:



                               CLASS     INSTITUTIONAL
                              A SHARES      SHARES
                              --------   -------------
   Investment Advisory Fees    0.55%          0.55%
   Distribution/Service
     (12b-1) Fees              0.25%             0%
   Other Expenses
   TOTAL ANNUAL FUND
   OPERATING EXPENSES


---------------------------------------------------

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:





                       1 Year    3 Years   5 Years   10 Years
--------------------------------------------------------------
Class A Shares
Institutional Shares


ADDITIONAL
INFORMATION
DIVIDENDS
AND CAPITAL GAINS
Dividends are paid quarterly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
BOk Investment
Advisers, Inc.
Tulsa, OK

INCEPTION DATE
February 17, 1999


NET ASSETS AS OF
NOVEMBER 30, 2005


$ million


SUITABLE FOR IRAs
Yes

MINIMUM INITIAL INVESTMENT

$1,000 (Class A)


(Institutional)


NEWSPAPER ABBREVIATION
n/a

AMERICAN PERFORMANCE
FUND NUMBER

011 (Class A)


(Institutional)


CUSIP NUMBER

028846863 (Class A)


(Institutional)


TICKER SYMBOL

APSMX (Class A)


(Institutional)

    PROSPECTUS

                                       60
FUND SUMMARIES


                                U.S. Large Cap Equity Fund

                                ------------------------------------------------

                                INVESTMENT GOAL


                                Long-term capital appreciation.


                                PRINCIPAL INVESTMENT STRATEGY


                                The U.S. Large Cap Equity Fund seeks capital appreciation and, secondarily, income by investing primarily in a diversified portfolio of common stocks.





                                Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days' prior notice to shareholders. "Equity securities" for purposes of this policy refers to common stocks and securities convertible into common stocks. The Fund invests primarily in a universe of equity securities that seeks to match the capitalization profile of its benchmark index,
                                currently the S&P 500 Index. As of     , 2005,
                                the S&P 500 Index had a capitalization range from $ to $ . The Fund will not limit its investments to stocks within the benchmark index.





                                As the primary strategy, the management team of the fund selects equity securities using a proprietary system that ranks stocks using a quantitative approach. Stocks are ranked using a large array of factors including but not limited to fundamental factors (i.e. valuation and growth) and technical factors (i.e. momentum, reversal and volatility) that have historically been linked to performance. Quantitative portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.





                                The management team of the fund may augment its primary strategy by utilizing additional strategies involving exchange-traded funds and derivatives, including but not limited to, futures


THE S&P 500 INDEX:

AS OF NOVEMBER 30, 2005, THE S&P 500 INDEX STATISTICS WERE AS FOLLOWS: THE SMALLEST COMPANY HAD A MARKET CAPITALIZATION OF $ MILLION, THE LARGEST COMPANY A MARKET CAPITALIZATION OF $ BILLION, THE MEAN MARKET CAPITALIZATION WAS $ BILLION, AND THE WEIGHTED AVERAGE MARKET CAPITALIZATION WAS $ BILLION.




(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                       61





                                contracts. Futures contracts may be used for a variety of purposes including:




                                - Managing cash flows




                                - Maintaining market exposure


                                - Reducing trading costs






                                The Fund will generally exhibit risk
                                characteristics similar to the large-cap equity market.





                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment goal.



                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?



                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:



                                - INVESTMENT STYLE RISK -- Investment style risk
                                  is the possibility that returns from value stocks will trail returns from other asset classes or the overall stock market.



                                - MARKET RISK -- Market risk is the possibility
                                  that the Fund's investments in equity
                                  securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.



                                The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.



                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

    PROSPECTUS

                                       62
FUND SUMMARIES


                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                PERFORMANCE INFORMATION


                                This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.

    PROSPECTUS

                                       63

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.




                             CLASS      INSTITUTIONAL
                            A SHARES       SHARES
                            --------       ------
Maximum Sales Charge
(Load) Imposed on
Purchases
(as a percentage of
offering price)                 0%             0%
Maximum Deferred
Sales Charge (Load) (as a
percentage of net asset
value)                          0%             0%


------------------------------------------------
Annual Fund Operating Expenses


This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.




                             CLASS      INSTITUTIONAL
                            A SHARES       SHARES
                            --------       ------
Investment Advisory Fees     0.69%          0.69%
Distribution/Service
  (12b-1) Fees               0.25%             0%
Other Expenses                 --%*           --%*
TOTAL ANNUAL FUND
  OPERATING EXPENSES           --%            --%
Fee Waiver and/or Expense
  Reimbursement              0.29%**        0.29%**
NET ANNUAL FUND OPERATING
  EXPENSES                       %              %



------------------------------------------------


 * Other Expenses are based on estimated amounts for the current fiscal year.



** For the period through December 31, 2006, the
   Adviser has contractually agreed to waive
   0.29% of its Investment Advisory Fees.


------------------------------------------------
Example


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
Class A Shares
Institutional Shares


ADDITIONAL
INFORMATION

DIVIDENDS
AND CAPITAL GAINS

Dividends are paid quarterly; capital gains, if any, are paid annually.


INVESTMENT ADVISER
BOk Investment Advisers, Inc.
Tulsa, OK

INCEPTION DATE




SUITABLE FOR IRAS




MINIMUM INITIAL INVESTMENT

(Class A)


(Institutional)


NEWSPAPER ABBREVIATION

(Class A)


(Institutional)


AMERICAN PERFORMANCE FUND NUMBER

(Class A)


(Institutional)


CUSIP NUMBER

(Class A)


(Institutional)


TICKER SYMBOL

(Class A)


(Institutional)

    PROSPECTUS

                                       64
FUND SUMMARIES


                                U.S. Mid Cap Equity Fund


                                ------------------------------------------------



                                INVESTMENT GOAL



                                Long-term capital appreciation.



                                PRINCIPAL INVESTMENT STRATEGY



                                The U.S. Mid Cap Equity Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of common stocks.





                                Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of medium sized U.S. companies. This policy will not be changed without at least 60 days' prior notice to shareholders. "Equity securities" for purposes of this policy refers to common stocks and securities convertible into common stocks. The Fund invests primarily in a universe of equity securities that seeks to match the capitalization profile of its benchmark index,
                                currently the S&P 400 Index. As of     , 2005,
                                the S&P 400 Index had a capitalization range from $ to $ . The Fund will not limit its investments to stocks within the benchmark index.





                                As its primary strategy, the management team of the fund selects equity securities using a proprietary system that ranks stocks using a quantitative approach. Stocks are ranked using a large array of factors including but not limited to fundamental factors (i.e. valuation and growth) and technical factors (i.e. momentum, reversal and volatility) that have historically been linked to performance. Quantitative portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.





                                The management team of the fund may augment its primary strategy by utilizing additional strategies involving exchange-traded funds and derivatives, including but not limited to, futures


THE S&P 400 INDEX:

AS OF NOVEMBER 30, 2005, THE S&P 400 INDEX STATISTICS WERE AS FOLLOWS: THE SMALLEST COMPANY HAD A MARKET CAPITALIZATION OF $ MILLION, THE LARGEST COMPANY A MARKET CAPITALIZATION OF $ BILLION, THE MEAN MARKET CAPITALIZATION WAS $ BILLION, AND THE WEIGHTED AVERAGE MARKET CAPITALIZATION WAS $ BILLION.









(AMERICAN
PERFORMANCE
FUNDS
LOGO)

    PROSPECTUS

                                       65


                                contracts. Futures contracts may be used for a variety of purposes including:



                                - Managing cash flows



                                - Maintaining market exposure


                                - Reducing trading costs




                                The Fund will generally exhibit risk
                                characteristics similar to the mid-cap equity market.





                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment goal.



                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?



                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:



                                - INVESTMENT STYLE RISK  -- Investment style
                                  risk is the possibility that returns from value stocks will trail returns from other asset classes or the overall stock market.



                                - MARKET RISK -- Market risk is the possibility
                                  that the Fund's investments in equity
                                  securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.



                                The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.



                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

    PROSPECTUS

                                       66
FUND SUMMARIES


                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                                PERFORMANCE INFORMATION



                                This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.

    PROSPECTUS

                                       67

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees

This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.






                             CLASS      INSTITUTIONAL
                            A SHARES       SHARES
                            --------       ------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)              0%             0%
Maximum Deferred Sales
Charge (Load) (as a
percentage of net asset
value)                          0%             0%


------------------------------------------------

Annual Fund Operating Expenses



This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.




                             CLASS      INSTITUTIONAL
                            A SHARES       SHARES
                            --------       ------
Investment Advisory Fees     0.69%          0.69%
Distribution/Service
  (12b-1) Fees               0.25%             0%
(as a percentage of net
  asset value)
Other Expenses                 --%*           --%*
TOTAL ANNUAL FUND
  OPERATING EXPENSES           --%            --%
Fee Waiver and/or Expense
  Reimbursement              0.19%**        0.19%**
NET ANNUAL FUND OPERATING
  EXPENSES                       %              %


------------------------------------------------

 * Other Expenses are based on estimated amounts for the current fiscal year.



** For the period through December 31, 2006, the
   Adviser has contractually agreed to waive
   0.19% of its Investment Advisory Fees.


------------------------------------------------

Example


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:





                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
Class A Shares
Institutional Shares


ADDITIONAL
INFORMATION

DIVIDENDS
AND CAPITAL GAINS
Dividends are paid quarterly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
BOk Investment Advisers, Inc.
Tulsa, OK

INCEPTION DATE




SUITABLE FOR IRAS




MINIMUM INITIAL INVESTMENT

(Class A)


(Institutional)


NEWSPAPER ABBREVIATION

(Class A)


(Institutional)


AMERICAN PERFORMANCE FUND NUMBER

(Class A)


(Institutional)


CUSIP NUMBER

(Class A)


(Institutional)


TICKER SYMBOL

(Class A)


(Institutional)

    PROSPECTUS

                                       68
FUND SUMMARIES


                                U.S. Small Cap Equity Fund

                                ------------------------------------------------

                                INVESTMENT GOAL


                                Long-term capital appreciation.


                                PRINCIPAL INVESTMENT STRATEGY


                                The U.S. Small Cap Equity Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of common stocks.






                                Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small U.S. companies. This policy will not be changed without at least 60 days' prior notice to shareholders. "Equity securities" for purposes of this policy refers to common stocks and securities convertible into common stocks. The Fund invests primarily in a universe of equity securities that seeks to match the capitalization profile of its benchmark index,
                                currently the S&P 600 Index. As of     , 2005,
                                the S&P 600 Index had a capitalization range from $ to $ . The Fund will not limit its investments to stocks within the benchmark index.






                                As its primary strategy, the management team of the fund selects equity securities using a proprietary system that ranks stocks using a quantitative approach. Stocks are ranked using a large array of factors including but not limited to fundamental factors (i.e. valuation and growth) and technical factors (i.e. momentum, reversal and volatility) that have historically been linked to performance. Quantitative portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.






                                The management team of the fund may augment its primary strategy by utilizing additional strategies involving exchange-traded funds and derivatives, including but not limited to, futures



SMALL-CAP STOCKS:

STOCKS OF PUBLICLY TRADED COMPANIES -- AND MUTUAL FUNDS THAT HOLD THESE
STOCKS -- CAN BE CLASSIFIED BY THE COMPANIES' MARKET VALUE, OR CAPITALIZATION.

THE S&P SMALL CAP 600 INDEX:

CONSISTS OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATIONS. AS OF THE DATE OF THIS PROSPECTUS, THE S&P SMALL CAP 600 INDEX STATISTICS WERE AS FOLLOWS: THE SMALLEST COMPANY HAD A MARKET CAPITALIZATION OF $ MILLION, THE LARGEST COMPANY A MARKET CAPITALIZATION OF $ BILLION, THE MEAN MARKET CAPITALIZATION WAS $ MILLION, AND THE WEIGHTED AVERAGE MARKET CAPITALIZATION WAS $ BILLION.


(AMERICAN PERFORMANCE FUNDS LOGO)

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS
                                contracts. Futures contracts may be used for a variety of purposes including:






                                - Managing cash flows



                                - Maintaining market exposure



                                - Reducing trading costs



                                The Fund will generally exhibit risk
                                characteristics similar to the small-cap equity market.



                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment goal.



                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?



                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:



                                - INVESTMENT STYLE RISK -- Investment style risk
                                  is the possibility that returns from small capitalization value and growth stocks will trail returns from other asset classes or the overall stock market.



                                - MARKET RISK -- Market risk is the possibility
                                  that the Fund's investments in equity
                                  securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.



                                - SMALL CAP SECURITIES RISK -- Small cap
                                  securities risk involves the greater risk of investing in smaller, less well-known companies, especially those that have a narrow product line or are traded infrequently, than investing in established companies with proven track records.



                                The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

    PROSPECTUS

                                       70
FUND SUMMARIES


                                For more information about these risks please refer to the section titled "Investment Practices and Risks."



                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                PERFORMANCE INFORMATION


                                This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.

    PROSPECTUS

                                       71

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees


This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.




                             CLASS      INSTITUTIONAL
                            A SHARES       SHARES
                            --------       ------
Maximum Sales Charge
(Load)
Imposed on Purchases
(as a percentage of
offering price)                 0%             0%
Maximum Deferred
Sales Charge (Load)
(as a percentage of net
asset value)                    0%             0%


------------------------------------------------
Annual Fund Operating Expenses


This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.




                             CLASS      INSTITUTIONAL
                            A SHARES       SHARES
                            --------       ------
Investment Advisory Fees     0.69%          0.69%
Distribution/Service
  (12b-1) Fees               0.25%             0%
Other Expenses                 --%*           --%*
TOTAL ANNUAL FUND
  OPERATING
  EXPENSES                     --%            --%
Fee Waiver and/or Expense
  Reimbursement              0.14%**        0.14%**
NET ANNUAL FUND OPERATING
  EXPENSES                       %              %



------------------------------------------------


 * Other Expenses are based on estimated amounts for the current fiscal year.



**For the period through December 31, 2006, the Adviser has contractually agreed to waive
  0.14% of its Investment Advisory Fees.


------------------------------------------------

Example


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:



                        1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------
Class A Shares
Institutional Shares



ADDITIONAL
INFORMATION


DIVIDENDS
AND CAPITAL GAINS

Dividends are paid quarterly; capital gains, if any, are paid annually.


INVESTMENT ADVISER
BOk Investment
Advisers, Inc.
Tulsa, OK

INCEPTION DATE




SUITABLE FOR IRAs




MINIMUM INITIAL INVESTMENT

(Class A)


(Institutional)


NEWSPAPER ABBREVIATION

(Class A)


(Institutional)


AMERICAN PERFORMANCE
FUND NUMBER

(Class A)


(Institutional)



CUSIP NUMBER


(Class A)


(Institutional)



TICKER SYMBOL


(Class A)


(Institutional)

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Your Account

ADDITIONAL PERFORMANCE INFORMATION


This table shows each Fund's average annual total returns, with and without sales charge (load), as applicable, for periods ending December 31, 2004. The returns included in the table are only for Class A shares. The Institutional Class shares were not offered for sale in 2004.



AVERAGE ANNUAL TOTAL RETURNS
 (PERIODS ENDED 12/31/04)



                                                        5 Years                10 Years
                                       1 Year     (or since inception)   (or since inception)
---------------------------------------------------------------------------------------------
Money Market Funds
---------------------------------------------------------------------------------------------
U.S. Treasury Fund
---------------------------------------------------------------------------------------------
Cash Management Fund
---------------------------------------------------------------------------------------------
Bond Funds
---------------------------------------------------------------------------------------------
Short-Term Income Fund
---------------------------------------------------------------------------------------------
  Without Load                                                                      %(1)
---------------------------------------------------------------------------------------------
  With Load (2.00%)                                                                 %(1)
---------------------------------------------------------------------------------------------
Intermediate Bond Fund
---------------------------------------------------------------------------------------------
  Without Load
---------------------------------------------------------------------------------------------
  With Load (2.50%)
---------------------------------------------------------------------------------------------
Bond Fund
---------------------------------------------------------------------------------------------
  Without Load
---------------------------------------------------------------------------------------------
  With Load (3.00%)
---------------------------------------------------------------------------------------------
Intermediate Tax-Free Bond Fund
---------------------------------------------------------------------------------------------
  Without Load
---------------------------------------------------------------------------------------------
  With Load (2.50%)
---------------------------------------------------------------------------------------------
Equity Funds
---------------------------------------------------------------------------------------------
Balanced Fund
---------------------------------------------------------------------------------------------
  Without Load                                                                      %(2)
---------------------------------------------------------------------------------------------
  With Load (5.00%)                                                                 %(2)
---------------------------------------------------------------------------------------------
U.S. Tax-Efficient Large Cap
  Equity Fund
---------------------------------------------------------------------------------------------
  Without Load
---------------------------------------------------------------------------------------------
  With Load (5.00%)
---------------------------------------------------------------------------------------------
U.S. Tax-Efficient Small Cap
  Equity Fund
---------------------------------------------------------------------------------------------
  Without Load                                                %(3)                n/a
---------------------------------------------------------------------------------------------
  With Load (5.00%)                                           %(3)                n/a
---------------------------------------------------------------------------------------------


(1) Since Inception (10/19/94).

(2) Since Inception (6/1/95).

(3) Since Inception (2/17/99).

    PROSPECTUS

DISTRIBUTION/SERVICE (12b-1) FEES


The Funds (except the American Performance Institutional Money Market Funds) have adopted a plan under Rule 12b-1 that allows each Fund to pay distribution and service fees for the sale and distribution of its Class A shares and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class A shares, the maximum distribution fee is 0.25% of the average daily net assets of a Fund.


                                OPENING AN ACCOUNT

                                1. Read this prospectus carefully.

                                2. Determine how much you want to invest. The
                                   minimum investment for the American
                                   Performance Funds is as follows:


                                   - INITIAL PURCHASE: $1,000 for Class A shares
                                                       of each Fund


                                                       $100,000 for
                                                       Institutional Class
                                                       shares of each Fund



                                   - ADDITIONAL PURCHASES: $100 for Class A
                                                           shares of each Fund


                                                           $     for
                                                           Institutional Class
                                                           shares of each Fund



                                   These minimums may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, qualified pension plans, similar plans, or other employer plans. For more information on IRAs, Keoghs, or similar plans, contact the Funds at (918) 588-6586. Class A shares offer an Auto Invest Plan. The minimum investment in the Auto Invest Plan is $100. Please refer to the section titled "Additional Investor Services."


                                3. Complete the appropriate parts of the Account
                                   Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

    PROSPECTUS

YOUR ACCOUNT


BUYING SHARES


        OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
By Mail
-    Make out a personal check or   -    Make out a personal check or
     bank draft for the investment       bank draft for the investment
     amount (at least $1,000 for         amount payable (at least $100
     Class A shares or $100,000          for Class A shares or $
     for Institutional Class             for Institutional Class
     shares), payable to the             shares) to the American
     American Performance Funds.         Performance Funds.

-    Deliver the check or bank      -    Deliver the check or bank
     draft and your completed            draft and investment slip
     Account Registration Form to        attached to your account
     the Funds' Custodian at Bank        statement (or, if
     of Oklahoma, N.A., Attention:       unavailable, provide the Fund
     American Performance Funds,         name, amount invested,
     P.O. Box 182730, Columbus,          account name, and account
     Ohio 43218-2730.                    number) to the Funds'
                                         Custodian at Bank of
                                         Oklahoma, N.A., Attention:
                                         American Performance Funds,
                                         P.O. Box 182730, Columbus,
                                         Ohio 43218-2730.
----------------------------------------------------------------------
By Overnight Mail
-    Make out a personal check or   -    Make out a personal check or
     bank draft for the investment       bank draft for the investment
     amount (at least $1,000 for         amount payable (at least $100
     Class A shares or $100,000          for Class A shares or $
     for Institutional Class             for Institutional Class
     shares), payable to the             shares) to the American
     American Performance Funds.         Performance Funds.

-    Deliver the check or bank      -    Deliver the check or bank
     draft and your completed            draft and investment slip
     Account Registration Form to        attached to your account
     c/o BISYS Fund Services,            statement (or, if
     Attn: T.A. Operations,              unavailable, provide the Fund
     American Performance Funds,         name, amount invested,
     3435 Stelzer Road, Columbus,        account name, and account
     Ohio 43219-3035.                    number) to c/o BISYS Fund
                                         Services, Attn: T.A.
                                         Operations, American
                                         Performance Funds, 3435
                                         Stelzer Road, Columbus, Ohio
                                         43219-3035.
----------------------------------------------------------------------
        All purchases made by check should be in U.S. dollars.
  Third party checks, credit card checks, starter checks on initial purchases, traveler's checks, money orders or cash will not be accepted.

    PROSPECTUS

           OPENING AN ACCOUNT                      ADDING TO AN ACCOUNT
By Telephone or Wire Transfer
- Call (800) 762-7085 for instructions    - Deliver your completed Account
  on opening an account by wire             Registration Form to the Funds at:
  transfer.                                 c/o BISYS Fund Services
                                            Attn: T.A. Operations
                                            3435 Stelzer Rd.
                                            Columbus, OH 43219

                                          - To place an order by telephone call
                                            the Funds at (800) 762-7085 for
                                            instructions on purchasing additional
                                            shares by wire transfer.

                                          - Your bank may charge a fee to wire
                                            funds.
---------------------------------------------------------------------------------
By Electronic Funds Transfer
- Your bank must participate in the       - Establish the electronic purchase
  Automated Clearing House and must be a    option on your Account Registration
  U.S. bank.                                Form or call (800) 762-7085.

                                          - Call (800) 762-7085 to arrange an
                                            electronic purchase.

                                          - Your bank may charge a fee to
                                            electronically transfer funds.
---------------------------------------------------------------------------------

    PROSPECTUS

YOUR ACCOUNT


SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to the Funds'
                                              Custodian at Bank of Oklahoma, N.A.,
                                              Attention: American Performance Funds,
                                              P.O. Box 182730, Columbus, Ohio
                                              43218-2730.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------
By Overnight Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to American
                                              Performance Funds, c/o BISYS Fund
                                              Services, Attn: T.A. Operations, 3435
                                              Stelzer Road, Columbus, Ohio
                                              43219-3035.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------

    PROSPECTUS

TO SELL SOME OR ALL OF YOUR SHARES
By Phone
- Accounts of any type.                     - Call (800) 762-7085 with instructions
                                              as to how you wish to receive your
- Sales of any amount.                        funds (mail, wire, electronic
                                              transfer).
------------------------------------------------------------------------------------
By Wire
- Accounts of any type which have elected   - Call (800) 762-7085 to request a wire
  the wire option on the Account              transfer.
  Registration Form.
                                            - If you call by 4 p.m. Eastern time,
- Sales of any amount.                        your payment will normally be wired to
                                              your bank on the next business day.

                                            - The Fund may charge a wire fee.

                                            - Your bank may charge a fee to wire
                                              funds.
------------------------------------------------------------------------------------
By Electronic Funds Transfer
- Accounts of any type.                     - Call (800) 762-7085 to request an
                                              electronic funds transfer.
- Sales of any amount.
                                            - If you call by 4 p.m. Eastern time,
- Shareholders with accounts at a U.S.        the NAV of your shares will normally
  bank which participates in the Automated    be determined on the same day and you
  Clearing House.                             will receive your proceeds within a
                                              week after your request is received.

                                            - Your bank may charge a fee to
                                              electronically transfer funds.
------------------------------------------------------------------------------------

    PROSPECTUS

YOUR ACCOUNT


Selling Shares in Writing. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee unless:

- the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

- the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a signature guarantee.

Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value if your account balance in any Fund drops below $500. Before any Fund exercises its right to redeem your shares you will be given at least 60 days written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under "Selling Your Shares" in this section.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Undeliverable Redemption and Distribution Checks. For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

    PROSPECTUS

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS - REVENUE SHARING



BOk Investment Advisers, Inc., and from time to time, other affiliates of BOk Investment Advisers, Inc., at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents for the sale and distribution and/or for the servicing of the shares of the Funds. Shareholder Servicing Agents include investment advisers, broker-dealers, financial planners, banks, insurance companies, retirement or 401(k) plans, plan sponsors and other financial intermediaries, and may be affiliated with BOk Investment Advisers, Inc. These additional cash incentives, sometimes referred to as "Revenue Sharing Arrangements," are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives, and Shareholder Servicing Agent management representatives. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. BOk Investment Advisers may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of shares sold.

    PROSPECTUS

YOUR ACCOUNT


EXCHANGING SHARES


How to Exchange Your Shares. Shares of any American Performance Equity Fund or Bond Fund may be exchanged for the same class of shares of any American Performance Fund. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to shareholders.


A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

TRANSACTION POLICIES

Valuation of Shares. The net asset value per share of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

MONEY MARKET FUNDS


- The net asset value of each of the Money Market Funds generally is determined at 4:00 p.m. Eastern time on each business day. A Money Market Fund's business day is any day in which the New York Stock Exchange ("NYSE") is open for
  regular trading, except for the following days in 2006: October   and November
    [TO BE UPDATED]. In addition, the Money Market Funds reserve the right to consider a business day any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early (In 2005: January 13, February 17, April 13, May 26, July 3, September 1, October 6, November 22, November 24, December 22 and December 29), the Funds will determine net asset value at 2:00 p.m. Eastern time; purchase, redemption, and exchange orders must be received on those days by 2:00 p.m. Eastern time.


- The assets in each Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.

- The net asset value of each of the Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.

BOND AND EQUITY FUNDS


- The net asset value of each of the Bond and Equity Funds is determined on each business day as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time) on each day in which the NYSE is open for regular trading,
  except for the following days in 2006: October   and November   .

    PROSPECTUS

- The assets in each of the Bond and Equity Funds are valued at market value other than short-term fixed income securities, which are valued at amortized cost. If market quotations are not readily available, the securities will be valued at fair value by the Funds' Pricing Committee. For further information about valuation of investments, see the Statement of Additional Information.

Buy and Sell Prices. When you buy shares, you pay the net asset value next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the net asset value next determined after your order is received by the Fund or its designated agent.

Fair Value Pricing Policies. A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Funds' Pricing Committee, under the supervision of the Board of Trustees, will employ certain methodologies to determine a fair value for the securities. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for arbitrage in a Fund.

A "significant event" is one that occurred prior to the valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Funds' foreign investments are generally limited to debt securities issued by foreign banks and foreign branches or subsidiaries of U.S. banks. Thus, the situations in which the Funds will be required to fair value price due to a significant event is limited.

Market Timing. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures. Exchanges between Funds are limited to three in any calendar quarter. We also reserve the right to suspend any account in which we have identified a pattern of excessive or abusive trading. Such accounts will be prohibited from engaging in additional purchase and exchange transactions.

We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems. Our ability to monitor trades

    PROSPECTUS

YOUR ACCOUNT


in omnibus accounts in particular is extremely limited and we will not be able to detect market timing activities in such accounts.

We will apply our policies and procedures uniformly to all Fund shareholders. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

ADDITIONAL INVESTOR SERVICES


Auto Invest Plan (AIP). AIP lets you set up periodic additional investments in the Class A shares of the Funds of your choice through automatic deductions from your bank account. The minimum investment amount is $100 per month or quarter per Fund. To establish, complete the appropriate section in the Account Registration Form. The minimum initial investment in the AIP is $100 and the minimum for subsequent investments is $50. To participate in AIP from your bank account, please attach a voided check to your Account Registration Form.


Directed Dividend Option. By selecting the appropriate box in the Account Registration Form, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another American Performance Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you. The Fund may modify or terminate this directed dividend option without notice. You can change or terminate your participation in the directed dividend option at any time.

Systematic Withdrawal Plan (SWP). If you have at least $10,000 in your account, you may use SWP, which allows you to receive regular distributions from your account. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly or quarterly basis. You may arrange to receive regular distributions from your account via check by completing the appropriate section in the Account Registration Form and attaching a voided check or by calling (800) 762-7085. The maximum withdrawal per year is 12% of the account value at the time of election.

DIVIDENDS AND CAPITAL GAINS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Money Market Funds and Bond Funds declare income dividends daily and pay income dividends monthly. The Equity Funds declare and pay income dividends quarterly. The Funds distribute capital gains they have realized, if any, at least once a year. It is unlikely that the Money Market Funds will realize any capital gains.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify our Distributor

    PROSPECTUS
that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                           American Performance Funds
                            c/o BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

- Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds you would normally receive from selling Fund shares.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

- Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (for example, if such income or capital gains were included in the price you initially paid for your shares). Note that you will generally have to pay taxes on Fund distributions whether you received them in the form of cash or additional Fund shares. The Internal Revenue Service treats most mutual fund distributions as ordinary income. One exception is gains from the sale of assets held by a Fund for more than one year, which, for an individual shareholder are typically taxed at a lower rate than ordinary income regardless of how long such shareholder has held Fund shares.

 For taxable years, beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend

    PROSPECTUS

YOUR ACCOUNT


 income" (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

- Tax Consequences of Selling or Exchanging Shares. If you sell or exchange Fund shares (including shares of the Intermediate Tax-Free Bond Fund), any gain on the transaction will be subject to federal income tax.

- State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund, as well as on any capital gains you realize from selling or exchanging Fund shares.

- Dividends and Short-Term Capital Gains. The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.


- Special Considerations for Non-U.S. Shareholders. Capital gain dividends will not be subject to withholding. In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by a Fund. This provision will first apply to each Fund in its taxable year beginning September 1, 2005.



 Recent legislation modifies the tax treatment of distributions from a Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. Effective for dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.


- Special Considerations for Shareholders of the Intermediate Tax-Free Bond Fund. The Intermediate Tax-Free Bond Fund intends to distribute a majority of its income as exempt-interest dividends, provided that at least 50% of the value of the Fund's assets at the end of each quarter consists of obligations the interest on which is excludable from an investor's gross income for federal income tax purposes. Exempt-interest dividends are generally excludable from a Shareholder's gross income for federal income tax purposes, although they may result in liability for federal alternative minimum tax and for state and local tax purposes. Additionally, the receipt of exempt-interest may cause recipients

    PROSPECTUS
  of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits.


 The Intermediate Tax-Free Bond Fund may invest a portion of its assets in securities that generate income subject to federal or state taxes. All distributions of the Fund's income other than exempt-interest dividends will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable to you as such, regardless of how long you have held your Shares. The Fund does not expect a significant portion of its distributions to be derived from qualified dividend income.



- Funds Investing in Foreign Securities (Cash Management Fund, Bond Fund, Intermediate Bond Fund, Short-Term Income Fund, U.S. Tax-Efficient Large Cap Equity Fund, Balanced Fund, and U.S. Tax-Efficient Small Cap Equity Fund). If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.



With the exception of the U.S. Tax-Efficient Large Cap Equity Fund, the U.S. Tax-Efficient Mid Cap Equity Fund and the U.S. Tax-Efficient Small Cap Equity Fund, the portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.


THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION. MORE INFORMATION ABOUT TAXES IS CONTAINED IN OUR STATEMENT OF ADDITIONAL INFORMATION.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Disclosure of Portfolio Holdings. Information regarding the Funds' policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.


Investment in Exchange-Traded Funds. The Bond Fund, Intermediate Bond Fund, Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Tax-Efficient U.S. Large Cap Equity Fund, Balanced Fund, and Tax-Efficient U.S. Small Cap Equity Fund may each invest in index-based exchange-traded funds, such as iShares(R) Trust and iShares,(R) Inc. ("iShares(R)*").

    PROSPECTUS

YOUR ACCOUNT



* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.


iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See "Investment Practices and Risks" for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Funds may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Management

                                INVESTMENT ADVISER


                                BOk Investment Advisers, Inc. ("BOk Investment Advisers"), a separate, wholly-owned subsidiary of Bank of Oklahoma, N.A., serves as the investment adviser to each of the Funds and, subject to the supervision of the Board of Trustees of the American Performance Funds, is responsible for the day-to-day management of their investment portfolios.



                                As of September 30, 2005, BOk Investment
                                Advisers had approximately $    billion in
                                assets under management and Bank of Oklahoma, N.A. and its affiliates had approximately $ billion in assets under management. Bank of Oklahoma, N.A. is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George
                                B. Kaiser. Through Bank of Oklahoma, N.A. and its other subsidiaries, BOK Financial provides a full array of trust, commercial banking and retail banking. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit life, accident, and health insurance on certain loans originated by its subsidiaries.



                                The aggregate investment advisory fees paid to BOk Investment Advisers, after voluntary fee reductions, by the Funds for the fiscal year ended August 31, 2005, were as follows:



                                                               % OF AVERAGE
                               FUND                             NET ASSETS
                                - U.S. Treasury Fund                   %
                                - Cash Management Fund                 %
                                - Short-Term Income Fund               %
                                - Intermediate Bond Fund               %
                                - Bond Fund                            %
                                - Intermediate Tax-Free Bond
                                  Fund                                 %
                                - Balanced Fund                        %
                                - U.S. Tax-Efficient Large
                                  Cap Equity Fund                      %
                                - U.S. Tax-Efficient Small
                                  Cap Equity Fund                      %



                                A discussion regarding the basis for the board of trustees approving the investment advisory agreement with BOk Investment Advisers, Inc. is available in the Funds' annual report to shareholders for the period ended August 31, 2005.

    PROSPECTUS

                                       88
INVESTMENT MANAGEMENT

                                The persons primarily responsible for the day-to-day management of each Fund, as well as their previous business experience, are as follows:


 PORTFOLIO
  MANAGER            FUND(S)                     BUSINESS EXPERIENCE
 ---------           -------                     -------------------
J. Brian      Bond Fund,              Since 1993, Mr. Henderson has been a
Henderson     Intermediate Bond       portfolio manager at BOk Investment
              Fund, Intermediate      Advisers, Inc. In 1991, Mr. Henderson
              Tax-Free Bond Fund,     joined BOk Investment Advisers, Inc. as a
              Short-Term Income       Government Securities Trader and was named
              Fund, and Balanced      Investment Officer of the Capital Market
              Fund                    Division in 1992. Prior to joining BOk
                                      Investment Advisers, Inc., Mr. Henderson
                                      was a Financial Consultant and Equity
                                      Analyst with Southwest Securities in
                                      Dallas, Texas.
Michael P.    Short-Term Income       Since 2003, Mr. Maurer has been a fixed
Maurer        Fund, Intermediate      income fund manager at BOk Investment
              Bond Fund, Bond Fund,   Advisers, Inc. Prior to joining BOk
              and Balanced Fund       Investment Advisers, Inc., Mr. Maurer was
                                      a corporate bond/high yield trader at A.G.
                                      Edwards & Sons, Inc., in St. Louis, MO for
                                      9 years. He also performed as a market
                                      analyst/debt strategist for A.G. Edwards.
Michael C.    U.S. Tax-Efficient      Since 2000, Mr. Schloss has been an equity
Schloss       Large Cap Equity Fund   fund manager at BOk Investment Advisers,
              and U.S. Tax-Efficient  Inc. Prior to joining BOk Investment
              Mid Cap Equity Fund     Advisers, Inc., Mr. Schloss was an
                                      investor relations analyst for The
                                      Williams Companies. He began his career as
                                      a financial consultant with Merrill Lynch
                                      in 1992. He also worked as an equity
                                      analyst for PRP Performa AG in Vaduz,
                                      Liechtenstein in 1998.
Nelson Ramos  U.S. Large Cap Equity   Since 2005, Mr. Da Conceicao has been an
Da Conceicao  Fund, U.S. Mid Cap      equity fund manager at BOk Investment
              Equity Fund, U.S.       Advisers, Inc. In June 2004, Mr. Da
              Small Cap Equity Fund,  Conceicao joined BOk Investment Advisers,
              U.S. Tax-Efficient      Inc. as a director of equity quantitative
              Small Cap Equity Fund,  research. Prior to joining BOk Investment and Growth Equity Fund  Advisers, Inc., Mr. Da Conceicao was a
                                      consultant for MSCI-Barra. He began his
                                      career as an equity derivatives trader
                                      with Societe Generale in 1998.

    PROSPECTUS

 PORTFOLIO
  MANAGER            FUND(S)                     BUSINESS EXPERIENCE
 ---------           -------                     -------------------
Jean Claude   U.S. Large Cap Equity   Since April 2005, Mr. Gruet has been Chief
Gruet         Fund, U.S. Mid Cap      Investment Officer - Equities for BOk
              Equity Fund, U.S.       Investment Advisers, Inc. Prior to joining
              Small Cap Equity Fund,  BOk Investment Advisers, Inc., Mr. Gruet
              U.S. Tax-Efficient      was the Chief Executive Officer of
              Large Cap Equity Fund,  Kidderbrook Investment Management and
              U.S. Tax-Efficient Mid  prior to that the Director of the
              Cap Equity Fund, U.S.   Investment Counsel Group of Eaton Vance
              Tax Efficient Small     Management in Boston. Mr. Gruet spent the
              Cap Equity Fund,        first ten years of his career as an equity
              Growth Equity Fund,     analyst in New York with Dean Witter
              and Balanced Fund       Reynolds, Salomon Brothers, Inc., and UBS
                                      Securities.
Wes Verdel    U.S. Large Cap Equity   Since 2005, Mr. Verdel has been an
              Fund, U.S. Mid Cap      assistant equity fund manager of BOk
              Equity Fund, U.S.       Investment Advisers, Inc. In 2004, Mr.
              Small Cap Equity Fund,  Verdel joined BOk Investment Advisers in
              U.S. Tax-Efficient      the equity management area. Prior to
              Small Cap Equity Fund,  joining BOk Investment Advisers, Inc., Mr.
              Growth Equity Fund      Verdel attended the University of Tulsa,
                                      where he received a Masters of Science in
                                      Finance, and Yale University, where he
                                      received a Masters of Science in
                                      Electrical Engineering.
Rich          Intermediate Tax-Free   Since April 2005, Mr. Williams has been a
Williams      Bond Fund               tax-free fund manager for BOk Investment
                                      Advisers, Inc. Prior to joining BOk
                                      Investment Advisers, Inc., Mr. Williams
                                      was a senior portfolio manager for AMR
                                      Investments for 5 years. He began his
                                      career on the money market trading desk at
                                      Fidelity Investments in Dallas, Texas and
                                      has also worked for Koch Industries and
                                      Automatic Data Processing.



Additional information regarding each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of shares in Funds for which they are Portfolio Managers is available in the Statement of Additional Information.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of each Fund's operations. The information in the table pertains only to Class A shares. The Institutional Class shares were not offered for sale in 2004. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.


          HOW TO READ THE
          FINANCIAL HIGHLIGHTS TABLE


          THIS EXPLANATION USES THE U.S. TREASURY FUND AS AN EXAMPLE. THE FUND BEGAN FISCAL 2005 WITH A NET ASSET VALUE (PRICE) OF $1 PER SHARE. DURING THE
YEAR, THE FUND EARNED $    PER SHARE FROM INVESTMENT INCOME (INTEREST AND
DIVIDENDS).



SHAREHOLDERS RECEIVED $    PER SHARE IN THE FORM OF DIVIDEND DISTRIBUTIONS. A
PORTION OF EACH YEAR'S DISTRIBUTIONS MAY COME FROM THE PRIOR YEAR'S INCOME.



THE EARNINGS ($    PER SHARE) MINUS THE DISTRIBUTIONS ($    PER SHARE) RESULTED
IN A SHARE PRICE OF $1 AT THE END OF THE YEAR. FOR A SHAREHOLDER WHO REINVESTED THE DISTRIBUTIONS IN THE PURCHASE OF MORE SHARES, THE TOTAL RETURN FROM THE FUND
WAS    % FOR THE YEAR.



AS OF AUGUST 31, 2005, THE FUND HAD $    MILLION IN NET ASSETS. FOR THE YEAR,
ITS EXPENSE RATIO AFTER FEE WAIVERS WAS    % ($  PER $1,000 OF NET ASSETS); AND
ITS NET INVESTMENT INCOME AMOUNTED TO    % OF ITS AVERAGE NET ASSETS.

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

 U.S. TREASURY FUND

                                                          YEAR ENDED AUGUST 31,
                                           ----------------------------------------------------
                                             2004       2003       2002       2001       2000
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                        0.004      0.006      0.013      0.045      0.051
                                           ----------------------------------------------------
     Total from Investment Activities         0.004      0.006      0.013      0.045      0.051
                                           ----------------------------------------------------

Distributions
 Net investment income                       (0.004)    (0.006)    (0.013)    (0.045)    (0.051)
                                           ----------------------------------------------------
     Total Distributions                     (0.004)    (0.006)    (0.013)    (0.045)    (0.051)

-----------------------------------------------------------------------------------------------

Net Asset Value, End of Year               $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

-----------------------------------------------------------------------------------------------

Total Return                                   0.35%      0.58%      1.29%      4.63%      5.20%

-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
 Net Assets at end of year (000)           $630,933   $605,625   $611,568   $626,404   $608,410

 Ratio of expenses to average net assets       0.70%      0.70%      0.70%      0.70%      0.71%

 Ratio of net investment income to
   average net assets                          0.35%      0.58%      1.28%      4.51%      5.11%

 Ratio of expenses to average net assets*      0.95%      0.95%      0.95%      0.95%      0.96%

-----------------------------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

                                       92
FINANCIAL HIGHLIGHTS

 CASH MANAGEMENT FUND

                                                          YEAR ENDED AUGUST 31,
                                           ----------------------------------------------------
                                             2004       2003       2002       2001       2000
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                        0.006      0.009      0.017      0.049      0.054
                                           ----------------------------------------------------
     Total from Investment Activities         0.006      0.009      0.017      0.049      0.054
                                           ----------------------------------------------------

Distributions
 Net investment income                       (0.006)    (0.009)    (0.017)    (0.049)    (0.054)
                                           ----------------------------------------------------
     Total Distributions                     (0.006)    (0.009)    (0.017)    (0.049)    (0.054)
                                           ----------------------------------------------------

-----------------------------------------------------------------------------------------------

Net Asset Value, End of Year               $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

-----------------------------------------------------------------------------------------------

Total Return                                   0.60%      0.85%      1.67%      4.99%      5.55%

-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
 Net Assets at end of year (000)           $661,759   $672,857   $892,477   $731,152   $647,086

 Ratio of expenses to average net assets       0.55%      0.55%      0.54%      0.54%      0.55%

 Ratio of net investment income to
   average net assets                          0.60%      0.87%      1.64%      4.81%      5.42%

 Ratio of expenses to average net assets*      0.95%      0.95%      0.94%      0.94%      0.95%

-----------------------------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

 BOND FUND

                                                             YEAR ENDED AUGUST 31,
                                                -----------------------------------------------
                                                 2004      2003      2002      2001      2000
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $  9.82   $  9.89   $  9.67   $  9.17   $  9.18
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                             0.39      0.45      0.50      0.55      0.57
 Net realized/unrealized gains (losses) on
   investment transactions                         0.16      0.03      0.29      0.50     (0.01)
                                                -----------------------------------------------
     Total from Investment Activities              0.55      0.48      0.79      1.05      0.56
                                                -----------------------------------------------

Distributions
 Net investment income                            (0.41)    (0.45)    (0.50)    (0.55)    (0.57)
 Net realized gains on investment transactions    (0.39)    (0.10)    (0.07)       --        --
                                                -----------------------------------------------
     Total Distributions                          (0.80)    (0.55)    (0.57)    (0.55)    (0.57)

-----------------------------------------------------------------------------------------------

Net Asset Value, End of Year                    $  9.57   $  9.82   $  9.89   $  9.67   $  9.17

-----------------------------------------------------------------------------------------------

Total Return (excludes sales charge)               5.80%     5.02%     8.44%    11.79%     6.38%

-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
 Net Assets at end of year (000)                $49,465   $60,864   $72,139   $65,462   $56,141

 Ratio of expenses to average net assets           0.96%     0.96%     0.96%     0.96%     0.97%

 Ratio of net investment income to average net
   assets                                          3.98%     4.50%     5.19%     5.85%     6.31%

 Ratio of expenses to average net assets*          1.16%     1.16%     1.16%     1.16%     1.17%

 Portfolio turnover                               97.38%   178.47%   122.65%    76.59%    27.39%

-----------------------------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

    PROSPECTUS

                                       94
FINANCIAL HIGHLIGHTS

 INTERMEDIATE BOND FUND

                                                           YEAR ENDED AUGUST 31,
                                             --------------------------------------------------
                                               2004       2003       2002      2001      2000
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $  10.65   $  10.58   $  10.47   $ 10.08   $ 10.08
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                           0.33       0.38       0.52      0.59      0.60
 Net realized/unrealized gains on
   investment transactions                       0.08       0.15       0.12      0.39        --
                                             --------------------------------------------------
     Total from Investment Activities            0.41       0.53       0.64      0.98      0.60
                                             --------------------------------------------------

Distributions

 Net investment income                          (0.40)     (0.43)     (0.53)    (0.59)    (0.60)
 Net realized gains                             (0.25)     (0.03)        --        --        --
                                             --------------------------------------------------
     Total Distributions                        (0.65)     (0.46)     (0.53)    (0.59)    (0.60)

-----------------------------------------------------------------------------------------------

Net Asset Value, End of Year                 $  10.41   $  10.65   $  10.58   $ 10.47   $ 10.08

-----------------------------------------------------------------------------------------------

Total Return (excludes sales charge)             3.92%      4.99%      6.24%    10.01%     6.21%

-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
 Net Assets at end of year (000)             $ 90,786   $ 98,598   $103,208   $96,908   $84,218

 Ratio of expenses to average net assets         0.94%      0.95%      0.96%     0.95%     0.96%

 Ratio of net investment income to average
   net assets                                    3.06%      3.53%      4.98%     5.76%     6.04%

 Ratio of expenses to average net assets*        1.14%      1.15%      1.16%     1.15%     1.17%

 Portfolio turnover                            142.06%    127.81%     80.93%    62.71%    34.32%

-----------------------------------------------------------------------------------------------

 * During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

    PROSPECTUS

 INTERMEDIATE TAX-FREE BOND FUND

                                                             YEAR ENDED AUGUST 31,
                                                -----------------------------------------------
                                                 2004      2003      2002      2001      2000
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $ 10.85   $ 11.00   $ 10.97   $ 10.56   $ 10.51
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                             0.36      0.39      0.46      0.47      0.47
 Net realized/unrealized gains (losses) on
   investment transactions                         0.17     (0.12)     0.08      0.42      0.11
                                                -----------------------------------------------
     Total from Investment Activities              0.53      0.27      0.54      0.89      0.58
                                                -----------------------------------------------

Distributions
 Net investment income                            (0.39)    (0.39)    (0.46)    (0.47)    (0.47)
 Net realized gains on investment transactions       --     (0.03)    (0.05)    (0.01)    (0.06)
                                                -----------------------------------------------
     Total Distributions                          (0.39)    (0.42)    (0.51)    (0.48)    (0.53)

-----------------------------------------------------------------------------------------------

Net Asset Value, End of Year                    $ 10.99   $ 10.85   $ 11.00   $ 10.97   $ 10.56

-----------------------------------------------------------------------------------------------

Total Return (excludes sales charge)               5.00%     2.47%     5.09%     8.57%     5.78%

-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
 Net Assets at end of year (000)                $33,734   $41,653   $34,680   $28,618   $26,902

 Ratio of expenses to average net assets           0.72%     0.72%     0.76%     0.75%     0.77%

 Ratio of net investment income to average net
   assets                                          3.36%     3.52%     4.18%     4.37%     4.58%

 Ratio of expenses to average net assets*          1.17%     1.17%     1.21%     1.20%     1.22%

 Portfolio turnover                               11.80%    19.52%    10.22%     9.20%     0.00%

-----------------------------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

                                       96
FINANCIAL HIGHLIGHTS

 SHORT-TERM INCOME FUND

                                                           YEAR ENDED AUGUST 31,
                                             --------------------------------------------------
                                               2004       2003       2002      2001      2000
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $  10.35   $  10.34   $  10.24   $  9.93   $  9.89
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                           0.29       0.32       0.47      0.60      0.62
 Net realized/unrealized gains on
   investment transactions                       0.06       0.10       0.14      0.31      0.04
                                             --------------------------------------------------
     Total from Investment Activities            0.35       0.42       0.61      0.91      0.66
                                             --------------------------------------------------

Distributions
 Net investment income                          (0.38)     (0.38)     (0.47)    (0.60)    (0.62)
 Net realized gains on investment
   transactions                                 (0.05)     (0.03)     (0.04)       --        --
                                             --------------------------------------------------
     Total Distributions                        (0.43)     (0.41)     (0.51)    (0.60)    (0.62)

-----------------------------------------------------------------------------------------------

Net Asset Value, End of Year                 $  10.27   $  10.35   $  10.34   $ 10.24   $  9.93

-----------------------------------------------------------------------------------------------

Total Return (excludes sales charge)             3.39%      4.12%      6.14%     9.37%     6.92%

-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
 Net Assets at end of year (000)             $213,566   $228,843   $135,409   $75,458   $61,650

 Ratio of expenses to average net assets         0.52%      0.52%      0.55%     0.56%     0.57%

 Ratio of net investment income to average
   net assets                                    2.81%      2.98%      4.79%     5.87%     6.30%

 Ratio of expenses to average net assets*        1.15%      1.15%      1.18%     1.19%     1.21%

 Portfolio turnover                            125.55%    174.71%    103.52%    63.55%    50.34%

-----------------------------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

    PROSPECTUS

 EQUITY FUND

                                                           YEAR ENDED AUGUST 31,
                                            ---------------------------------------------------
                                             2004       2003       2002       2001       2000
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $  7.12   $   6.49   $  10.78   $  17.48   $  18.16
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                         0.10       0.06       0.07       0.09       0.07
 Net realized/unrealized gains (losses) on
   investment transactions                     0.80       0.64      (2.39)     (3.13)      2.52
                                            ----------------------------------------------------
     Total from Investment Activities          0.90       0.70      (2.32)     (3.04)      2.59
                                            ----------------------------------------------------

Distributions
 Net investment income                        (0.08)     (0.07)     (0.07)     (0.09)     (0.06)
 Net realized gains on investment
   transactions                                  --         --      (1.90)     (3.57)     (3.21)
                                            ----------------------------------------------------
     Total Distributions                      (0.08)     (0.07)     (1.97)     (3.66)     (3.27)

-----------------------------------------------------------------------------------------------

Net Asset Value, End of Year                $  7.94   $   7.12   $   6.49   $  10.78   $  17.48

-----------------------------------------------------------------------------------------------

Total Return (excludes sales charge)          12.62%     10.72%    (24.99)%   (19.60)%    15.70%

-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
 Net Assets at end of year (000)            $43,897   $ 47,793   $ 56,753   $109,685   $151,163

 Ratio of expenses to average net assets       1.08%      1.10%      1.08%      1.06%      1.07%

 Ratio of net investment income to average
   net assets                                  1.13%      0.94%      0.79%      0.76%      0.38%

 Ratio of expenses to average net assets*      1.27%      1.29%      1.27%      1.25%      1.26%

 Portfolio turnover                           65.12%     36.48%     97.98%    124.00%    114.90%

-----------------------------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

    PROSPECTUS

                                       98
FINANCIAL HIGHLIGHTS

 BALANCED FUND

                                                             YEAR ENDED AUGUST 31,
                                                -----------------------------------------------
                                                 2004      2003      2002      2001      2000
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $ 11.56   $ 10.77   $ 11.88   $ 13.86   $ 13.62
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                             0.20      0.23      0.28      0.29      0.31
 Net realized/unrealized gains (losses) on
   investment transactions                         0.79      0.80     (1.11)    (1.96)     1.37
                                                -----------------------------------------------
     Total from Investment Activities              0.99      1.03     (0.83)    (1.67)     1.68
                                                -----------------------------------------------

Distributions
 Net investment income                            (0.21)    (0.24)    (0.28)    (0.31)    (0.31)
 Net realized gains on investment transactions       --        --        --        --     (1.13)
                                                -----------------------------------------------
     Total Distributions                          (0.21)    (0.24)    (0.28)    (0.31)    (1.44)

-----------------------------------------------------------------------------------------------

Net Asset Value, End of Year                    $ 12.34   $ 11.56   $ 10.77   $ 11.88   $ 13.86

-----------------------------------------------------------------------------------------------

Total Return (excludes sales charge)               8.49%     9.93%    (7.13)%  (12.12)%   13.06%

-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
 Net Assets at end of year (000)                $84,174   $71,552   $54,957   $60,249   $70,636

 Ratio of expenses to average net assets           0.76%     0.77%     0.77%     0.75%     0.76%

 Ratio of net investment income to average net
   assets                                          1.66%     2.16%     2.36%     2.39%     2.38%

 Ratio of expenses to average net assets*          1.33%     1.34%     1.34%     1.32%     1.35%

 Portfolio turnover                              104.37%    81.13%    65.87%    84.73%   124.49%

-----------------------------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

    PROSPECTUS

 SMALL CAP EQUITY FUND

                                                      YEAR ENDED AUGUST 31,
                                                      -------------------------------------------------------
                                                        2004        2003        2002        2001       2000
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $ 12.43     $ 10.61     $ 12.11     $12.54     $10.47
-------------------------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                                      --        0.02        0.01       0.02       0.03
 Net realized/unrealized gains (losses) on
   investment transactions                                1.31        1.82       (1.18)     (0.36)      2.21
                                                      -------------------------------------------------------
     Total from Investment Activities                     1.31        1.84       (1.17)     (0.34)      2.24
                                                      -------------------------------------------------------

Distributions
 Net investment income                                   (0.01)      (0.02)      (0.01)     (0.03)     (0.04)
 Net realized gains on investment transactions              --          --       (0.32)     (0.06)     (0.13)
                                                      -------------------------------------------------------
     Total Distributions                                 (0.01)      (0.02)      (0.33)     (0.09)     (0.17)
-------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                         $ 13.73     $ 12.43     $ 10.61     $12.11     $12.54
-------------------------------------------------------------------------------------------------------------

Total Return (excludes sales charge)                     10.45%      17.48%      (9.87)%    (2.69)%    21.60%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
 Net Assets at end of period (000)                     $11,048     $14,062     $10,314     $7,454     $8,042

 Ratio of expenses to average net assets                  0.86%       0.78%       0.71%      0.66%      0.52%

 Ratio of net investment income to average net
   assets                                                 0.02%       0.22%       0.13%      0.18%      0.28%

 Ratio of expenses to average net assets*                 1.35%       1.35%       1.45%      1.40%      1.47%

 Portfolio turnover                                     121.48%      36.52%      68.42%    118.56%    164.17%
-------------------------------------------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Practices
and Risks

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The "Fund Summaries" section earlier in the prospectus provides a description of each Fund's principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a discussion of risk.


                    FUND NAME                          FUND CODE
 - U.S. Treasury Fund                                      1
 - Cash Management Fund                                    2
 - Bond Fund                                               3
 - Intermediate Bond Fund                                  4
 - Intermediate Tax-Free Bond Fund                         5
 - Short-Term Income Fund                                  6
 - Balanced Fund                                           7
 - U.S. Tax-Efficient Large Cap Equity Fund                8
 - U.S. Tax-Efficient Mid Cap Equity Fund                  9
 - U.S. Tax-Efficient Small Cap Equity Fund               10
 - U.S. Large Cap Equity Fund                             11
 - U.S. Mid Cap Equity Fund                               12
 - U.S. Small Cap Equity Fund                             13



                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
AMERICAN DEPOSITORY                         2-4, 6-13        - Market
RECEIPTS (ADRS):                                             - Political
ADRs are foreign                                             - Foreign
shares of a company                                            Investment
held by a U.S. bank
that issues a receipt
evidencing ownership.
Dividends are paid in
U.S. dollars.
--------------------------------------------------------------------------------

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
ASSET-BACKED            2, 3, 4, 6-7                         - Pre-payment
SECURITIES:                                                  - Credit
Securities secured by                                        - Interest Rate
company receivables,                                         - Regulatory
home equity loans,
truck and auto loans,
leases, credit card
receivables and other
securities backed by
other types of
receivables or other
assets.
--------------------------------------------------------------------------------
BANKERS' ACCEPTANCES:                          2-13          - Credit
Bills of exchange or                                         - Liquidity
time drafts drawn on                                         - Interest Rate
and accepted by a
commercial bank.
Maturities are
generally six months
or less.
--------------------------------------------------------------------------------
CALL AND PUT OPTIONS:                       2-4, 6-13        - Credit
A call option gives                                          - Market
the buyer the right                                          - Leverage
to buy, and obligates
the seller of the
option to sell, a
security at a
specified price. A
put option gives the
buyer the right to
sell, and obligates
the seller of the
option to buy a
security at a
specified price. The
Funds will sell only
covered call and
secured put options.
--------------------------------------------------------------------------------
CERTIFICATES OF              2                 3-13          - Credit
DEPOSIT:                                                     - Liquidity
Negotiable                                                   - Interest Rate
instruments with a
stated maturity.
--------------------------------------------------------------------------------

    PROSPECTUS

INVESTMENT PRACTICES AND RISKS



                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
COMMERCIAL PAPER:            2                 3-13          - Credit
Secured and unsecured                                        - Liquidity
short-term promissory                                        - Interest Rate
notes issued by                                              - Foreign
corporations and                                               Investment
other entities
including foreign
entities. Maturities
generally vary from a
few days to nine
months.
--------------------------------------------------------------------------------
COMMON STOCK:               7-13                             - Market
Shares of ownership
of a company.
--------------------------------------------------------------------------------
CONVERTIBLE                                  2, 7-13         - Market
SECURITIES:                                                  - Credit
Bonds or preferred
stock that convert to
common stock.
--------------------------------------------------------------------------------
DERIVATIVES:              3, 4, 6           2, 5, 7-13       - Management
Instruments whose                                            - Market
value is derived from                                        - Credit
an underlying                                                - Liquidity
contract, index or                                           - Leverage
security, or any
combination thereof,
including futures,
options (e.g., put
and calls), options
on futures, swap
agreements, and some
mortgage-backed
securities.
--------------------------------------------------------------------------------
EXCHANGE TRADED              7              3-6, 8-13        - Market
FUNDS:                                                       - Liquidity
Securities that are
issued by investment
companies and traded
on securities
exchanges. Certain
Funds may invest in
iShares in excess of
statutory limitations
in reliance on an
exemptive order
issued to iShares,(R)
Inc. and iShares(R)
Trust.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
FOREIGN SECURITIES:                         2-4, 6-13        - Market
Stocks issued by                                             - Political
foreign companies, as                                        - Liquidity
well as commercial                                           - Foreign
paper of foreign                                               Investment
issuers and
obligations of
foreign banks,
overseas branches of
U.S. banks and
supranational
entities.
--------------------------------------------------------------------------------
FUTURES AND RELATED                            3-13          - Management
OPTIONS:                                                     - Market
A contract providing                                         - Credit
for the future sale                                          - Liquidity
and purchase of a                                            - Leverage
specified amount of a
specified security,
class of securities,
or an index at a
specified time in the
future and at a
specified price.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES:                           1-13          - Liquidity
Each Money Market                                            - Market
Fund may invest up to
10% and each Bond
Fund and each Equity
Fund may invest up to
15% of its net assets
in securities that
are illiquid.
Illiquid securities
are those securities
which cannot be
disposed of in the
ordinary course of
business, seven days
or less, at
approximately the
value at which the
Fund has valued the
securities.
--------------------------------------------------------------------------------

    PROSPECTUS

INVESTMENT PRACTICES AND RISKS



                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
INVESTMENT COMPANY           7                 1-13          - Market
SECURITIES:
Each of the Funds may
invest up to 5% of
its assets in the
shares of any one
investment company,
but may not own more
than 3% of the
securities of any one
registered investment
company or invest
more than 10% of its
assets in the
securities of other
registered investment
companies. In
addition, pursuant to
an exemptive order
received from the
Securities and
Exchange Commission,
each of the Bond and
Equity Funds may
invest up to 25% of
its assets in shares
of American
Performance Money
Market Funds.
--------------------------------------------------------------------------------

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
INVESTMENT GRADE            3-7              2, 8-13         - Interest Rate
BONDS:                                                       - Credit
Interest-bearing or
discounted
government,
municipal, or
corporate securities
that obligate the
issuer to pay the
bondholder a
specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity.
Investment grade
bonds are those rated
BBB or better by S&P
or Baa or better by
Moody's or similarly
rated by other
nationally recognized
statistical rating
organizations, or, if
not rated, determined
to be of comparable
quality by the
Adviser.
--------------------------------------------------------------------------------
LOAN PARTICIPATION                              2            - Interest Rate
INTERESTS:                                                   - Liquidity
Loan participation                                           - Credit
interests are
interests in bank
loans made to
corporations. In
these arrangements
the bank transfers
the cash stream of
the underlying bank
loan to the
participating
investor.
--------------------------------------------------------------------------------

    PROSPECTUS

INVESTMENT PRACTICES AND RISKS



                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
MONEY MARKET             2-4, 6-7,           5, 8, 11        - Interest Rate
INSTRUMENTS:            9-10, 12-13                          - Credit
Investment-grade,
U.S.
dollar-denominated
debt securities that
have remaining
maturities of one
year or less. These
securities may
include U.S.
government
obligations,
commercial paper and
other short-term
corporate
obligations,
repurchase agreements
collateralized with
U.S. government
securities,
certificates of
deposit, bankers'
acceptances, and
other financial
institution
obligations. These
securities may carry
fixed or variable
interest rates.
--------------------------------------------------------------------------------
MORTGAGE-BACKED          3, 4, 6-7        1, 2, 5, 8-13      - Pre-payment
SECURITIES:                                                  - Credit
Debt obligations                                             - Interest Rate
secured by real                                              - Regulatory
estate loans and
pools of loans. These
include
collateralized
mortgage obligations
and real estate
mortgage investment
conduits.
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES:       3-6                 2            - Credit
Securities issued by                                         - Political
a state or political                                         - Tax
subdivision to obtain                                        - Interest Rate
funds for various                                            - Regulatory
public purposes.
--------------------------------------------------------------------------------

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
PREFERRED STOCK:                               7-13          - Market
Preferred stocks are
equity securities
that generally pay
dividends at a
specified rate and
have preference over
common stock in the
payment of dividends
and liquidation.
Preferred stock
generally does not
carry voting rights.
--------------------------------------------------------------------------------
REPURCHASE                  1, 2               3-13          - Credit
AGREEMENTS:
The purchase of a
security and the
simultaneous
commitment to return
the security to the
seller at an agreed
upon price on an
agreed upon date.
This is treated as a
loan by a Fund.
--------------------------------------------------------------------------------
REVERSE REPURCHASE                             1-13          - Credit
AGREEMENT:                                                   - Leverage
The sale of a
security and the
simultaneous
commitment to buy the
security back at an
agreed upon price on
an agreed upon date.
This is treated as a
borrowing by a Fund.
--------------------------------------------------------------------------------
RESTRICTED                                     2-13          - Liquidity
SECURITIES:                                                  - Market
Securities not
registered under the
Securities Act of
1933, such as
privately placed
commercial paper and
Rule 144A securities.
--------------------------------------------------------------------------------

    PROSPECTUS

INVESTMENT PRACTICES AND RISKS



                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
SECURITIES LENDING:                            1-13          - Leverage
The lending of up to                                         - Liquidity
33 1/3% of a Fund's                                          - Credit
total assets. In
return the Fund will
receive cash, other
securities, and/or
letters of credit.
--------------------------------------------------------------------------------
TIME DEPOSITS:               2                 3-13          - Liquidity
Non-negotiable                                               - Credit
receipts issued by a                                         - Interest Rate
bank in exchange for
the deposit of funds.
--------------------------------------------------------------------------------
TREASURY RECEIPTS:          1, 2                             - Interest Rate
Treasury receipts,
Treasury investment
growth receipts, and
certificates of
accrual of Treasury
securities.
--------------------------------------------------------------------------------
U.S. GOVERNMENT           2-4, 6-7              5            - Interest Rate
AGENCY SECURITIES:                                           - Credit
Securities issued by
agencies and
instrumentalities of
the U.S. government,
but not guaranteed or
insured by the U.S.
government. These
include Fannie Mae
and Freddie Mac.
--------------------------------------------------------------------------------
U.S. TREASURY             1-4, 6-7           5, 8-13         - Interest Rate
OBLIGATIONS:
Bills, notes, bonds,
Ginnie Maes,
separately traded
registered interest
and principal
securities, and
coupons under bank
entry safekeeping.
--------------------------------------------------------------------------------

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE

VARIABLE AND FLOATING        2                 3-13          - Credit
RATE INSTRUMENTS:                                            - Liquidity
Obligations with                                             - Interest Rate
interest rates which
are reset daily,
weekly, quarterly or
some other period and
which may be payable
to the Fund on
demand.
--------------------------------------------------------------------------------
WARRANTS:                                      7-13          - Interest Rate
Securities, typically                                        - Credit
issued with preferred
stock or bonds, that
give the holder the
right to buy a
proportionate amount
of common stock at a
specified price.
--------------------------------------------------------------------------------
WHEN-ISSUED                                    1-13          - Interest Rate
SECURITIES:                                                  - Leverage
Contract to purchase                                         - Liquidity
securities at a fixed                                        - Credit
price for delivery at
a future date.
--------------------------------------------------------------------------------
ZERO-COUPON DEBT                             3, 4, 6         - Credit
OBLIGATIONS:                                                 - Interest Rate
Bonds and other debt                                         - Zero Coupon
that pay no interest,
but are issued at a
discount from their
value at maturity.
When held to
maturity, their
entire return equals
the difference
between their issue
price and their
maturity value.

    PROSPECTUS

INVESTMENT PRACTICES AND RISKS

INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.




- Credit Risk

  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.


- Foreign Investment Risk
  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

- Interest Rate Risk
  The risk that debt prices overall will decline over short or even long periods due to rising interest

    PROSPECTUS
  rates. A rise in rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter term securities, moderate for intermediate-term securities, and high for longer-term securities.

- Investment Style Risk
  The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

- Leverage Risk
  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

- Liquidity Risk
  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

    PROSPECTUS

INVESTMENT PRACTICES AND RISKS


- Management Risk
  The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- Market Risk
  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Political Risk
  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Pre-Payment/Call Risk
  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. Changes in pre-payment/call rates can result in greater price and yield volatility.

  Pre-payments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for

    PROSPECTUS
  securities with an intermediate-term maturity, and high for securities with a long-term maturity.

- Regulatory Risk
  The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- Small Cap Securities Risk
  Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have limited track records. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

- Tax Risk
  The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- Zero Coupon Risk
  The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Glossary of Investment Terms

ALTERNATIVE MINIMUM TAX
A measure designed to assure that individuals pay at least a minimum amount of federal income taxes. Certain securities used to fund private, for-profit activities are subject to AMT.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of principal by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

CREDIT QUALITY
A measure of a bond issuer's ability to repay interest and principal in a timely manner.

DIVERSIFIED
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security or industry.

DIVIDENDS
Payment to shareholders of income from interest or dividends generated by a fund's investments.

FIXED INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

GROWTH STOCKS
Stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, the prices of growth stocks often are relatively high in comparison to revenue, earnings, book value, and dividends.

    PROSPECTUS

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

INVESTMENT GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers' acceptances.

MUNICIPAL SECURITY
Debt obligations issued by a state or local government. Interest income from municipal securities, and therefore dividend income from municipal bond funds, is generally free from federal income taxes, as well as taxes in the state in which the securities were issued.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

OPERATING EXPENSES
The percentage of a fund's average net assets used to pay its expenses. Operating expenses include investment advisory fees, distribution/service (12b-1) fees, and administration fees.

    PROSPECTUS

                                      116
GLOSSARY OF INVESTMENT TERMS

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VALUE STOCKS
Stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison to such factors as revenue, earnings, book value, and dividends.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest and dividends) earned by an investment, expressed as a percentage of the investment's price.

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

MORE INFORMATION

INVESTMENT ADVISER & ADMINISTRATOR
BOk Investment Advisers, Inc.
Bank Oklahoma Tower
Tulsa, Oklahoma 74103

DISTRIBUTOR &
SUB-ADMINISTRATOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio
43219-3035

LEGAL COUNSEL
Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, DC 20005
                                 More information about the Funds is available without charge through the following:

                                 STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                 More detailed information about the American
                                 Performance Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                                 ANNUAL AND SEMI-ANNUAL REPORTS
                                 These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the American Performance Funds' performance during the last year.

                                 TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL
                                 REPORTS, OR MORE INFORMATION:

                                 BY TELEPHONE:
                                 Call 1-800-762-7085

                                 BY MAIL:
                                 American Performance Funds
                                 3435 Stelzer Road
                                 Columbus, Ohio 43219-3035

                                 BY INTERNET:
                                 http://www.apfunds.com

                                 FROM THE SEC:
                                 You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the American Performance Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.

                                 American Performance Funds' Investment Company Act registration number is 811-6114.


APFPUALL 0106

                       (AMERICAN PERFORMANCE FUNDS LOGO)
                           AMERICAN PERFORMANCE FUNDS

                                January 1, 2006


                                 (RIBBON LOGO)
                                         PROSPECTUS

                                         U.S. Treasury Fund
                                         Cash Management Fund

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into
different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed
information about each Fund, please see
the Fund Summaries.

TABLE OF CONTENTS

INTRODUCTION                                   1

FUND SUMMARIES                                 2
    U.S. Treasury Fund                         2
    Cash Management Fund                       6

If you would like more information about the following topics, please see:


YOUR ACCOUNT                                  10
    Distribution/Service (12b-1) Fees         10
    Opening an Account                        10
    Buying Shares                             11
    Selling Shares                            13
    Distribution and Shareholder Servicing
      Arrangements - Revenue Sharing          16
    Exchanging Shares                         17
    Transaction Policies                      17
    Additional Investor Services              19
    Dividends and Capital Gains               19
    Taxes                                     20
    Additional Information about the Funds    21

INVESTMENT MANAGEMENT                         22

FINANCIAL HIGHLIGHTS                          23

INVESTMENT PRACTICES AND RISKS                26

GLOSSARY OF INVESTMENT TERMS                  37


To obtain more information about the
American Performance Funds please refer
to the back cover of the prospectus.

January 1, 2006

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Introduction

                                Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

                                ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the bond and stock markets, economy and companies, and his method of investment selection, may cause a Fund to underperform other funds with similar objectives.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Fund Summaries
 MONEY MARKET FUNDS

                                U.S. Treasury Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Current income with liquidity and stability of principal by investing in U.S. Treasury obligations and repurchase agreements.

                                PRINCIPAL INVESTMENT STRATEGY

                                The U.S. Treasury Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, some or all of which may be subject to repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days' prior notice to shareholders. The Fund currently maintains a dollar-weighted average portfolio maturity of 10 days or less. If necessary, the average maturity can be stretched to 90 days.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Your investment in the Fund may be subject to the following principal risks:

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

                                - NET ASSET VALUE RISK -- The risk that the Fund
                                  will be unable to meet its goal of a constant $1 per share.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."
MATURITY:
A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

(AMERICAN PERFORMANCE LOGO)

    PROSPECTUS

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.*



                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)


                                (BAR CHART)

1995                                                        5.22%
1996                                                        4.68%
1997                                                        4.86%
1998                                                        4.75%
1999                                                        4.35%
2000                                                        5.63%
2001                                                        3.21%
2002                                                        0.98%
2003                                                        0.41%
2004



                                * The performance information shown above is
                                  based on a calendar year. The Fund's total
                                  return from 1/1/05 to 9/30/05 was     %.


                               Best Quarter:            Q4   2000    1.47%
                               Worst Quarter:           Q3   2003    0.07%

    PROSPECTUS

FUND SUMMARIES


                                This table shows the Fund's average annual total returns for periods ending December 31, 2004.





                                AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED
                                12/31/04)



                                                       1 Year      5 Years    10 Years
                               --------------------------------------------------------
                               U.S. Treasury Fund
                               --------------------------------------------------------


                                 YIELD


                                The 7-day yield for the period ended 12/31/04
                                was      %.


                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.

YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

(AMERICAN PERFORMANCE LOGO)

    PROSPECTUS

FEES AND EXPENSES
------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that
you pay if you purchase or sell Fund shares. You
would pay these fees directly from your
investment in the Fund.
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value)                0%
------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that
you pay indirectly if you hold Fund shares.
Investment Advisory Fees                  0.40%
Distribution/Service (12b-1) Fees         0.25%*

Other
Expenses                                  %


TOTAL ANNUAL FUND OPERATING
EXPENSES                                  %

------------------------------------------------


 * The Distributor has agreed voluntarily to waive Distribution/Service (12b-1) Fees down to 0.10%. This fee waiver is expected to continue through December 31, 2006, but may be terminated at any time. If this fee waiver had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:


    Investment Advisory Fees               0.40%


    Distribution/Service Fees              0.10%


    Other Expenses                             %


    TOTAL ANNUAL FUND OPERATING EXPENSES       %

---------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------


ADDITIONAL INFORMATION

DIVIDENDS

Dividends are paid monthly.

INVESTMENT ADVISER

BOk Investment Advisers, Inc.

Tulsa, OK

INCEPTION DATE

September 5, 1990


NET ASSETS AS OF NOVEMBER 30, 2005



$


SUITABLE FOR IRAS

Yes


MINIMUM INITIAL INVESTMENT


$1,000


AMERICAN PERFORMANCE FUND NUMBER


002

CUSIP NUMBER

028846103

TICKER SYMBOL

APGXX

    PROSPECTUS

                                       6
FUND SUMMARIES

                                Cash Management Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Current income with liquidity and stability of principal by investing in high-quality, short-term debt instruments.

                                PRINCIPAL INVESTMENT STRATEGY


                                The Cash Management Fund seeks current income with liquidity and stability of principal by investing in money market instruments which present minimal credit risks. The Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable amount master demand notes. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. To be considered high-quality,

MATURITY:
A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

(AMERICAN PERFORMANCE LOGO)

    PROSPECTUS
                                a security must be rated in one of the two highest credit quality categories for short-term securities, or, if unrated, determined to be of comparable quality. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Your investment in the Fund may be subject to the following principal risks:


                                - CREDIT RISK -- Credit risk is the possibility
                                  that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.


                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

                                - NET ASSET VALUE RISK -- The risk that the Fund
                                  will be unable to meet its goal of a constant $1 per share.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

    PROSPECTUS

FUND SUMMARIES

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.*



                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)


                                (BAR CHART)

1995                                                        5.52%
1996                                                        5.02%
1997                                                        5.11%
1998                                                        5.01%
1999                                                        4.72%
2000                                                        5.92%
2001                                                        3.66%
2002                                                        1.33%
2003                                                        0.64%
2004



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 9/30/05 was 0.50%.

                               Best Quarter:              Q3   2000   1.53%
                               Worst Quarter:             Q3   2003   0.13%



This table shows the Fund's average annual total returns for periods ending December 31, 2004.



AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31/04)



                                                       1 Year      5 Years    10 Years
                               --------------------------------------------------------
                               Cash Management
                                 Fund
                               --------------------------------------------------------


 YIELD

The 7-day yield for the period ended 12/31/04 was      %.


You may obtain the most current yield information for the Fund by calling (800) 762-7085.

YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

(AMERICAN PERFORMANCE LOGO)

    PROSPECTUS

FEES AND EXPENSES
------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that
you pay if you purchase or sell Fund shares. You
would pay these fees directly from your
investment in the Fund.
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)          0%
------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that
you pay indirectly if you hold Fund shares.
Investment Advisory Fees                  0.40%*
Distribution/Service (12b-1) Fees         0.25%*

Other Expenses                                %*


TOTAL ANNUAL FUND OPERATING
EXPENSES                                  %

------------------------------------------------

 * The Adviser has agreed voluntarily to waive
   0.11% of its Investment Advisory Fees, the
   Administrator has agreed voluntarily to waive
       % of Other Expenses, and the Distributor has agreed voluntarily to waive its Distribution/Service (12b-1) Fees down to
   0.10%. These fee waivers are expected to continue through December 31, 2006, but may be terminated at any time. If these fee waivers had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:


    Investment Advisory Fees               0.29%


    Distribution/Service Fees              0.10%


    Other Expenses                             %


    TOTAL ANNUAL FUND OPERATING EXPENSES       %

---------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------


ADDITIONAL INFORMATION

DIVIDENDS

Dividends are paid monthly.

INVESTMENT ADVISER

BOk Investment Advisers, Inc.

Tulsa, OK

INCEPTION DATE

September 21, 1990


NET ASSETS AS OF NOVEMBER 30, 2005



$


SUITABLE FOR IRAS

Yes


MINIMUM INITIAL INVESTMENT


$1,000


AMERICAN PERFORMANCE FUND NUMBER


001

CUSIP NUMBER

028846202

TICKER SYMBOL

APCXX

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

YOUR ACCOUNT

DISTRIBUTION/SERVICE (12b-1) FEES

The Funds (except the American Performance Institutional Money Market Funds) have adopted a plan under Rule 12b-1 that allows each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee is 0.25% of the average daily net assets of a Fund.

                                OPENING AN ACCOUNT

                                1. Read this prospectus carefully.

                                2. Determine how much you want to invest. The
                                   minimum investment for the American
                                   Performance Funds is as follows:

                                   - INITIAL PURCHASE: $1,000 for each Fund

                                   - ADDITIONAL PURCHASES: $100 for each Fund.

                                   These minimums may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, qualified pension plans, similar plans, or other employer plans. For more information on IRAs, Keoghs, or similar plans, contact the Funds at (918) 588-6586. The minimum investment in the Auto Invest Plan is $100. Please refer to the section titled "Additional Investor Services."

                                3. Complete the appropriate parts of the Account
                                   Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

    PROSPECTUS

BUYING SHARES

        OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
By Mail
-    Make out a personal check or   -    Make out a personal check or
     bank draft for the investment       bank draft for the investment
     amount (at least $1,000),           amount payable (at least
     payable to the American             $100) to the American
     Performance Funds.                  Performance Funds.
-    Deliver the check or bank      -    Deliver the personal check or
     draft and your completed            bank draft and investment
     Account Registration Form to        slip attached to your account
     the Funds' Custodian at Bank        statement (or, if
     of Oklahoma, N.A., Attention:       unavailable, provide the Fund
     American Performance Funds,         name, amount invested,
     P.O. Box 182730, Columbus,          account name, and account
     Ohio 43218-2730                     number) to the Funds'
                                         Custodian at Bank of
                                         Oklahoma, N.A., Attention:
                                         American Performance Funds,
                                         P.O. Box 182730, Columbus,
                                         Ohio 43218-2730
----------------------------------------------------------------------
By Overnight Mail
-    Make out a personal check or   -    Make out a personal check or
     bank draft for the investment       bank draft for the investment
     amount(at least $1,000),            amount payable (at least
     payable to the American             $100) to the American
     Performance Funds.                  Performance Funds.
-    Deliver the check or bank      -    Deliver the check or bank
     draft and your completed            draft and investment slip
     Account Registration Form to        attached to your account
     c/o BISYS Fund Services,            statement (or, if
     Attn: T.A. Operations,              unavailable, provide the Fund
     American Performance Funds,         name, amount invested,
     3435 Stelzer Road, Columbus,        account name, and account
     Ohio 43219-3035.                    number) to c/o BISYS Fund
                                         Services, Attn: T.A.
                                         Operations, American
                                         Performance Funds, 3435
                                         Stelzer Road, Columbus, Ohio
                                         43219-3035.
----------------------------------------------------------------------

        All purchases made by check should be in U.S. dollars.
 Third party checks, credit card checks on initial purchases, starter checks, traveler's checks, money orders or cash will not be accepted.

    PROSPECTUS

                                       12
YOUR ACCOUNT

        OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
By Telephone or Wire Transfer
-    Call (800) 762-7085 for        -    Deliver your completed
     instructions on opening an          Account Registration Form to
     account by wire transfer.           the Funds at:
                                         c/o BISYS Fund Services
                                         Attn: T.A. Operations
                                         3435 Stelzer Rd.
                                         Columbus, OH 43219
                                    -    To place an order by
                                         telephone call the Funds at
                                         (800) 762-7085 for
                                         instructions on purchasing
                                         additional shares by wire
                                         transfer.
                                    -    Your bank may charge a fee to
                                         wire funds.
----------------------------------------------------------------------
By Electronic Funds Transfer
-    Your bank must participate in  -    Establish the electronic
     the Automated Clearing House        purchase option on your
     and must be a U.S. bank.            Account Registration Form or
                                         call (800) 762-7085.
                                    -    Call (800) 762-7085 to
                                         arrange an electronic
                                         purchase.
                                    -    Your bank may charge a fee to
                                         electronically transfer
                                         funds.
----------------------------------------------------------------------

    PROSPECTUS

SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.
                                            - Include the account owner
                                              signature(s).
                                            - Mail the materials to the Funds'
                                              Custodian at Bank of Oklahoma, N.A.,
                                              Attention: American Performance Funds,
                                              P.O. Box 182730, Columbus, Ohio 43218-
                                              2730.
                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------
By Overnight Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.
                                            - Include the account owner
                                              signature(s).
                                            - Mail the materials to American
                                              Performance Funds, c/o BISYS Fund
                                              Services, Attn: T.A. Operations, 3435
                                              Stelzer Road, Columbus, Ohio
                                              43219-3035.
                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------

    PROSPECTUS

                                       14
YOUR ACCOUNT

TO SELL SOME OR ALL OF YOUR SHARES
By Phone
- Accounts of any type.                     - Call (800) 762-7085 with instructions
                                              as to how you wish to receive your
- Sales of any amount.                        funds (mail, wire, electronic
                                              transfer).
------------------------------------------------------------------------------------
By Wire
- Accounts of any type which have elected   - Call (800) 762-7085 to request a wire
  the wire option on the Account              transfer.
  Registration Form.                        - If you call by 4 p.m. Eastern time,
                                              your payment will normally be wired to
- Sales of any amount.                        your bank on the next business day.
                                            - The Fund may charge a wire fee.
                                            - Your bank may charge a fee to wire
                                              funds.
------------------------------------------------------------------------------------
By Electronic Funds Transfer
- Accounts of any type.                     - Call (800) 762-7085 to request an
                                              electronic funds transfer.
- Sales of any amount.                      - If you call by 4 p.m. Eastern time,
                                              the NAV of your shares will normally
- Shareholders with accounts at a U.S.        be determined on the same day and you
  bank which participates in the Automated    will receive your proceeds within a
  Clearing House.                             week after your request is received.
                                            - Your bank may charge a fee to
                                              electronically transfer funds.
------------------------------------------------------------------------------------

Selling Shares in Writing. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee unless:

- the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

- the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a signature guarantee.

    PROSPECTUS

Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. In these circumstances, the redemption request will be rejected by the Fund. Once a Fund has received good payment for the shares a shareholder may submit another request for redemption. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value if your account balance in any Fund drops below $500. Before any Fund exercises its right to redeem your shares you will be given at least 60 days written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under "Selling Your Shares" in this section.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Undeliverable Redemption and Distribution Checks. For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

    PROSPECTUS

                                       16
YOUR ACCOUNT


DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS - REVENUE SHARING



BOk Investment Advisers, Inc., and from time to time, other affiliates of BOk Investment Advisers, Inc., at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents for the sale and distribution and/or for the servicing of the shares of the Funds. Shareholder Servicing Agents include investment advisers, broker-dealers, financial planners, banks, insurance companies, retirement or 401(k) plans, plan sponsors and other financial intermediaries, and may be affiliated with BOk Investment Advisers, Inc. These additional cash incentives, sometimes referred to as "Revenue Sharing Arrangements," are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives, and Shareholder Servicing Agent management representatives. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. BOk Investment Advisers may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of shares sold.

    PROSPECTUS

EXCHANGING SHARES

How to Exchange Your Shares. Shares of any American Performance Equity Fund or Bond Fund may be exchanged without payment of a sales charge for shares of any American Performance Fund. Exchanges of shares from any American Performance Money Market Fund or American Performance Institutional Money Market Fund to any American Performance Fund generally will be subject to the sales charge applicable to the shares sought to be acquired through the exchange. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

TRANSACTION POLICIES

Valuation of Shares. The net asset value per share of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.


- The net asset value of each of the Money Market Funds generally is determined at 4:00 p.m. Eastern time on each business day. A Money Market Fund's business day is any day in which the New York Stock Exchange is open for regular
  trading, except for the following days in 2006: October   and November   [To
  be updated]. In addition, the Money Market Funds reserve the right to consider a business day any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early (In 2005: January 13, February 17, April 13, May 26, July 3, September 1, October 6, November 22, November 24, December 22 and December 29), the Funds will determine net asset value at 2:00 p.m. Eastern time; purchase, redemption and exchange orders must be received on those days by 2:00 p.m. Eastern time.


- The assets in each Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.

- The net asset value of each of the Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.

    PROSPECTUS

                                       18
YOUR ACCOUNT

Buy and Sell Prices. When you buy shares, you pay the net asset value next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the net asset value next determined after your order is received by the Fund or its designated agent.

Fair Value Pricing Policies. A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Funds' Pricing Committee, under the supervision of the Board of Trustees, will employ certain methodologies to determine a fair value for the securities. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for arbitrage in a Fund.

A "significant event" is one that occurred prior to the valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Funds' foreign investments are generally limited to debt securities issued by foreign banks and foreign branches or subsidiaries of U.S. banks. Thus, the situations in which the Funds will be required to fair value price due to a significant event is limited.

Market Timing. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures. Exchanges between Funds are limited to three in any calendar quarter. We also reserve the right to suspend any account in which we have identified a pattern of excessive or abusive trading. Such accounts will be prohibited from engaging in additional purchase and exchange transactions.

We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems. Our ability to monitor trades in omnibus accounts in particular is extremely limited and we will not be able to detect market timing activities in such accounts.

We will apply our policies and procedures uniformly to all Fund shareholders. We reserve the right to modify our policies and procedures at any time without

    PROSPECTUS
prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

ADDITIONAL INVESTOR SERVICES

Auto Invest Plan (AIP). AIP lets you set up periodic additional investments in the Funds of your choice through automatic deductions from your bank account. The minimum investment amount is $50 per month or quarter per Fund. To establish, complete the appropriate section in the Account Registration Form. The minimum initial investment in the AIP is $100 and the minimum for subsequent investments is $50. To participate in AIP from your bank account, please attach a voided check to your Account Registration Form.

Directed Dividend Option. By selecting the appropriate box in the Account Registration Form, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another American Performance Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you. The Fund may modify or terminate this directed dividend option without notice. You can change or terminate your participation in the directed dividend option at any time.

Systematic Withdrawal Plan (SWP). If you have at least $10,000 in your account, you may use SWP, which allows you to receive regular distributions from your account. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly or quarterly basis. You may arrange to receive regular distributions from your account via check by completing the appropriate section in the Account Registration Form and attaching a voided check or by calling (800) 762-7085. The maximum withdrawal per year is 12% of the account value at the time of election.

DIVIDENDS AND CAPITAL GAINS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Funds declare dividends daily and pay income dividends monthly. The Funds distribute capital gains they have realized, if any, at least once a year. It is unlikely that the Funds will realize any capital gains.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                           American Performance Funds
                            c/o BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats

    PROSPECTUS

                                       20
YOUR ACCOUNT

dividends paid in additional Fund shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

- Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds you would normally receive from selling Fund shares.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

- Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (for example, if such income or capital gains were included in the price you initially paid for your shares). Note that you will generally have to pay taxes on Fund distributions whether you received them in the form of cash or additional Fund shares. The Internal Revenue Service treats most mutual fund distributions as ordinary income. One exception is gains from the sale of assets held by a Fund for more than one year, which, for an individual shareholder are typically taxed at a lower rate than ordinary income regardless of how long such shareholder has held Fund shares.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. As they invest primarily in fixed income securities,

    PROSPECTUS
the Funds do not expect to generate substantial amounts of qualified dividend income.

- Tax Consequences on Selling or Exchanging Shares. If you sell or exchange Fund shares, any gain on the transaction will be subject to federal income tax.

- State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realize from selling or exchanging Fund shares.

- Dividends and Short-Term Capital Gains. The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.


- Special Considerations for Non-U.S. Shareholders. Capital gain dividends will not be subject to withholding. In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.- source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. This provision will first apply to each Fund in its taxable year beginning September 1, 2005.


The portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION. MORE INFORMATION ABOUT TAXES IS CONTAINED IN OUR STATEMENT OF ADDITIONAL INFORMATION.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Disclosure of Portfolio Holdings. Information regarding the Funds' policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Management

                                INVESTMENT ADVISER

                                BOk Investment Advisers, Inc. ("BOk Investment Advisers"), a separate, wholly-owned subsidiary of Bank of Oklahoma, N.A., serves as the investment adviser to each of the Funds and, subject to the supervision of the Board of Trustees of the American Performance Funds, is responsible for the day-to-day management of their investment portfolios.


                                As of September 30, 2005 BOk Investment Advisers had approximately $ billion in assets under management and Bank of Oklahoma, N.A. and its
                                affiliates had approximately $   billion in
                                assets under management. Bank of Oklahoma, N.A. is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Through Bank of Oklahoma, N.A. and its other subsidiaries, BOK Financial provides a full array of trust, commercial banking and retail banking. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit life, accident, and health insurance on certain loans originated by its subsidiaries.



                                The aggregate investment advisory fees paid to BOk Investment Advisers, after fee reductions, by the Funds for the fiscal year ended August 31, 2005, were as follows:



                                       FUND                  % OF AVERAGE NET ASSETS
                                - U.S. Treasury Fund                             %
                                - Cash Management Fund                           %



                                A discussion regarding the basis for the board of trustees approving the investment advisory agreement with BOk Investment Advisers, Inc. is available in the Funds' annual report to shareholders for the period ended August 31, 2005.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.


(AMERICAN PERFORMANCE FUND LOGO)          HOW TO READ THE FINANCIAL HIGHLIGHTS
TABLE:
THIS EXPLANATION USES THE U.S. TREASURY FUND AS AN EXAMPLE. THE FUND BEGAN FISCAL 2005 WITH A NET ASSET VALUE (PRICE) OF $1 PER SHARE. DURING THE YEAR, THE FUND EARNED $ PER SHARE FROM INVESTMENTS INCOME (INTEREST AND DIVIDENDS).



SHAREHOLDERS RECEIVED $ PER SHARE IN THE FORM OF DIVIDEND DISTRIBUTIONS. A PORTION OF EACH YEAR'S DISTRIBUTIONS MAY COME FROM THE PRIOR YEAR'S INCOME.



THE EARNINGS ($ PER SHARE) MINUS THE DISTRIBUTIONS ($ PER SHARE) RESULTED IN A SHARE PRICE OF $1 AT THE END OF THE YEAR. FOR A SHAREHOLDER WHO REINVESTED THE DISTRIBUTIONS IN THE PURCHASE OF MORE SHARES, THE TOTAL RETURN FROM THE FUND WAS
  % FOR THE YEAR.



AS OF AUGUST 31, 2005, THE FUND HAD $  MILLION IN NET ASSETS. FOR THE YEAR, ITS
EXPENSE RATIO AFTER FEE WAIVERS WAS   % ($  PER $1,000 OF NET ASSETS); AND ITS
NET INVESTMENT INCOME AMOUNTED TO   % OF ITS AVERAGE NET ASSETS.

    PROSPECTUS

                                       24
FINANCIAL HIGHLIGHTS

 U.S. TREASURY FUND

                                                          YEAR ENDED AUGUST 31,
                                           ----------------------------------------------------
                                             2004       2003       2002       2001       2000
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                        0.004      0.006      0.013      0.045      0.051
                                           ----------------------------------------------------
     Total from Investment Activities         0.004      0.006      0.013      0.045      0.051
                                           ----------------------------------------------------

Distributions
 Net investment income                       (0.004)    (0.006)    (0.013)    (0.045)    (0.051)
                                           ----------------------------------------------------
     Total Distributions                     (0.004)    (0.006)    (0.013)    (0.045)    (0.051)
-----------------------------------------------------------------------------------------------

Net Asset Value, End of Year               $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

-----------------------------------------------------------------------------------------------

Total Return                                   0.35%      0.58%      1.29%      4.63%      5.20%

-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
 Net Assets at end of year (000)           $630,933   $605,625   $611,568   $626,404   $608,410

 Ratio of expenses to average net assets       0.70%      0.70%      0.70%      0.70%      0.71%

 Ratio of net investment income to
   average net assets                          0.35%      0.58%      1.28%      4.51%      5.11%

 Ratio of expenses to average net assets*      0.95%      0.95%      0.95%      0.95%      0.96%

-----------------------------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

 CASH MANAGEMENT FUND

                                                          YEAR ENDED AUGUST 31,
                                           ----------------------------------------------------
                                             2004       2003       2002       2001       2000
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
-----------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                        0.006      0.009      0.017      0.049      0.054
                                           ----------------------------------------------------
     Total from Investment Activities         0.006      0.009      0.017      0.049      0.054
                                           ----------------------------------------------------

Distributions
 Net investment income                       (0.006)    (0.009)    (0.017)    (0.049)    (0.054)
                                           ----------------------------------------------------
     Total Distributions                     (0.006)    (0.009)    (0.017)    (0.049)    (0.054)
-----------------------------------------------------------------------------------------------

Net Asset Value, End of Year               $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

-----------------------------------------------------------------------------------------------

Total Return                                   0.60%      0.85%      1.67%      4.99%      5.55%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
 Net Assets at end of year (000)           $661,759   $672,857   $892,477   $731,152   $647,086

 Ratio of expenses to average net assets       0.55%      0.55%      0.54%      0.54%      0.55%

 Ratio of net investment income to
   average net assets                          0.60%      0.87%      1.64%      4.81%      5.42%

 Ratio of expenses to average net assets*      0.95%      0.95%      0.94%      0.94%      0.95%

-----------------------------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Practices
and Risks

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The "Fund Summaries" section earlier in the prospectus provides a description of each Fund's principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a discussion of risk.

                    FUND NAME                          FUND CODE
 - U.S. Treasury Fund                                      1
 - Cash Management Fund                                    2


                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
AMERICAN DEPOSITORY                             2            - Market
RECEIPTS (ADRS):                                             - Political
ADRs are foreign                                             - Foreign
shares of a company                                            Investment
held by a U.S. bank
that issues a receipt
evidencing ownership.
Dividends are paid in
U.S. dollars.
--------------------------------------------------------------------------------
ASSET-BACKED                 2                               - Pre-payment
SECURITIES:                                                  - Credit
Securities secured by                                        - Interest Rate
company receivables,                                         - Regulatory
home equity loans,
truck and auto loans,
leases, credit card
receivables and other
securities backed by
other types of
receivables or other
assets.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
BANKERS' ACCEPTANCES:                           2            - Credit
Bills of exchange or                                         - Liquidity
time drafts drawn on                                         - Interest Rate
and accepted by a
commercial bank.
Maturities are
generally six months
or less.
--------------------------------------------------------------------------------
CALL AND PUT OPTIONS:                           2            - Credit
A call option gives                                          - Market
the buyer the right                                          - Leverage
to buy, and obligates
the seller of the
option to sell, a
security at a
specified price. A
put option gives the
buyer the right to
sell, and obligates
the seller of the
option to buy a
security at a
specified price. The
Funds will sell only
covered call and
secured put options.
--------------------------------------------------------------------------------
CERTIFICATES OF              2                               - Credit
DEPOSIT:                                                     - Liquidity
Negotiable                                                   - Interest Rate
instruments with a
stated maturity.
--------------------------------------------------------------------------------
COMMERCIAL PAPER:            2                               - Credit
Secured and unsecured                                        - Liquidity
short-term promissory                                        - Interest Rate
notes issued by                                              - Foreign
corporations and                                               Investment
other entities
including foreign
entities. Maturities
generally vary from a
few days to nine
months.
--------------------------------------------------------------------------------
CONVERTIBLE                                     2            - Market
SECURITIES:                                                  - Credit
Bonds or preferred
stock that convert to
common stock.

    PROSPECTUS

                                       28
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
DERIVATIVES:                                    2            - Management
Instruments whose                                            - Market
value is derived from                                        - Credit
an underlying                                                - Liquidity
contract, index or                                           - Leverage
security, or any
combination thereof,
including futures,
options (e.g., put
and calls), options
on futures, swap
agreements, and some
mortgage-backed
securities.
--------------------------------------------------------------------------------
FOREIGN SECURITIES:                             2            - Market
Stocks issued by                                             - Political
foreign companies, as                                        - Liquidity
well as commercial                                           - Foreign
paper or foreign                                               Investment
issuers and
obligations of
foreign banks,
overseas branches of
U.S. banks and
supranational
entities.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES:                           1, 2          - Liquidity
Each Fund may invest                                         - Market
up to 10% of its net
assets in securities
that are illiquid.
Illiquid securities
are those securities
which cannot be
disposed of in the
ordinary course of
business, seven days
or less, at
approximately the
value at which the
Fund has valued the
securities.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
INVESTMENT COMPANY                             1, 2          - Market
SECURITIES:
Each of the Funds may
invest up to 5% of
its assets in the
shares of any one
investment company,
but may not own more
than 3% of the
securities of any one
registered investment
company or invest
more than 10% of its
assets in the
securities of other
registered investment
companies.
--------------------------------------------------------------------------------
INVESTMENT GRADE                                2            - Interest Rate
BONDS:                                                       - Credit
Interest-bearing or
discounted
government,
municipal, or
corporate securities
that obligate the
issuer to pay the
bondholder a
specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity.
Investment grade
bonds are those rated
BBB or better by S&P
or Baa or better by
Moody's or similarly
rated by other
nationally recognized
statistical rating
organizations, or, if
not rated, determined
to be of comparable
quality by the
Adviser.

    PROSPECTUS

                                       30
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
LOAN PARTICIPATION                              2            - Interest Rate
INTERESTS:                                                   - Liquidity
Loan participation                                           - Credit
interests are
interests in bank
loans made to
corporations. In
these arrangements
the bank transfers
the cash stream of
the underlying bank
loan to the
participating
investor.
--------------------------------------------------------------------------------
MONEY MARKET                 2                               - Interest Rate
INSTRUMENTS:                                                 - Credit
Investment-grade,
U.S.
dollar-denominated
debt securities that
have remaining
maturities of one
year or less. These
securities may
include U.S.
government
obligations,
commercial paper and
other short-term
corporate
obligations,
repurchase agreements
collateralized with
U.S. government
securities,
certificates of
deposit, bankers'
acceptances, and
other financial
institution
obligations. These
securities may carry
fixed or variable
interest rates.


    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
MORTGAGE-BACKED                                1, 2          - Pre-payment
SECURITIES:                                                  - Credit
Debt obligations                                             - Interest Rate
secured by real                                              - Regulatory
estate loans and
pools of loans. These
include
collateralized
mortgage obligations
and real estate
mortgage investment
conduits.
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES:                           2            - Credit
Securities issued by                                         - Political
a state or political                                         - Interest Rate
subdivision to obtain                                        - Regulatory
funds for various                                            - Tax
public purposes.
--------------------------------------------------------------------------------
REPURCHASE                  1, 2                             - Credit
AGREEMENTS:
The purchase of a
security and the
simultaneous
commitment to return
the security to the
seller at an agreed
upon price on an
agreed upon date.
This is treated as a
loan by a Fund.
--------------------------------------------------------------------------------
REVERSE REPURCHASE                             1, 2          - Credit
AGREEMENTS:                                                  - Leverage
The sale of a
security and the
simultaneous
commitment to buy the
security back at an
agreed upon price on
an agreed upon date.
This is treated as a
borrowing by a Fund.

    PROSPECTUS

                                       32
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
RESTRICTED                                      2            - Liquidity
SECURITIES:                                                  - Market
Securities not
registered under the
Securities Act of
1933, such as
privately placed
commercial paper and
Rule 144A securities.
--------------------------------------------------------------------------------
SECURITIES LENDING:                            1, 2          - Leverage
The lending of up to                                         - Liquidity
33 1/3% of a Fund's                                          - Credit
total assets. In
return the Fund will
receive cash, other
securities, and/or
letters of credit.
--------------------------------------------------------------------------------
TIME DEPOSITS:               2                               - Liquidity
Non-negotiable                                               - Credit
receipts issued by a                                         - Interest Rate
bank in exchange for
the deposit of funds.
--------------------------------------------------------------------------------
TREASURY RECEIPTS:          1, 2                             - Interest Rate
Treasury receipts,
Treasury investment
growth receipts, and
certificates of
accrual of Treasury
securities.
--------------------------------------------------------------------------------
U.S. GOVERNMENT              2                               - Interest Rate
AGENCY SECURITIES:                                           - Credit
Securities issued by
agencies and
instrumentalities of
the U.S. government,
but not guaranteed or
insured by the U.S.
government. These
include Fannie Mae
and Freddie Mac.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE

U.S. TREASURY               1, 2                             - Interest Rate
OBLIGATIONS:
Bills, notes, bonds,
Ginnie Maes,
separately traded
registered interest
and principal
securities, and
coupons under bank
entry safekeeping.
--------------------------------------------------------------------------------
VARIABLE AND FLOATING        2                               - Credit
RATE INSTRUMENTS:                                            - Liquidity
Obligations with                                             - Interest Rate
interest rates which
are reset daily,
weekly, quarterly or
some other period and
which may be payable
to the Fund on
demand.
--------------------------------------------------------------------------------
WHEN-ISSUED                                    1, 2          - Interest Rate
SECURITIES:                                                  - Leverage
Contract to purchase                                         - Liquidity
securities at a fixed                                        - Credit
price for delivery at
a future date.

    PROSPECTUS

                                       34
INVESTMENT PRACTICES AND RISKS
INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

- Credit Risk

  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.


- Foreign Investment Risk
  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

- Interest Rate Risk
  The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values while a fall in rates typically causes a rise in values.

    PROSPECTUS

  Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities.

- Leverage Risk
  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

- Liquidity Risk
  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- Market Risk
  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

    PROSPECTUS

                                       36
INVESTMENT PRACTICES AND RISKS

- Political Risk
  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Pre-Payment/Call Risk
  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. Changes in pre-payment/call rates can result in greater price and yield volatility.

  Pre-payments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

- Regulatory Risk
  The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- Tax Risk
  The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Glossary of Investment Terms

DIVIDENDS
Payment to shareholders of income from interest or dividends generated by a fund's investments.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers' acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

OPERATING EXPENSES
The percentage of a fund's average net assets used to pay its expenses. Operating expenses include investment advisory fees and administration fees.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater the fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                     [This page intentionally left blank.]

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

MORE INFORMATION

INVESTMENT ADVISER & ADMINISTRATOR
BOk Investment Advisers, Inc.
Bank Oklahoma Tower
Tulsa, Oklahoma 74103

DISTRIBUTOR &
SUB-ADMINISTRATOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio
43219-3035

LEGAL COUNSEL
Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, DC 20005
                                 More information about the Funds is available without charge through the following:

                                 STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                 More detailed information about the American
                                 Performance Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                                 ANNUAL AND SEMI-ANNUAL REPORTS
                                 These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the American Performance Funds' performance during the last year.

                                 TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL
                                 REPORTS, OR MORE INFORMATION:

                                 BY TELEPHONE:
                                 Call 1-800-762-7085

                                 BY MAIL:
                                 American Performance Funds
                                 3435 Stelzer Road
                                 Columbus, Ohio 43219-3035

                                 BY INTERNET:
                                 http://www.apfunds.com

                                 FROM THE SEC:
                                 You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the American Performance Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.

                                 American Performance Funds' Investment Company Act registration number is 811-6114.


APFPUMM0106

                                  [Flag Logo]
                           AMERICAN PERFORMANCE FUNDS

                                January 1, 2006


                                 [Ribbon Logo]
                                         PROSPECTUS

                                         Institutional U.S. Treasury Fund
                                         Institutional Cash Management Fund
                                         Institutional Tax-Free Money Market
                                         Fund

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into
different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed
information about each Fund, please see
the Fund Summaries.

TABLE OF CONTENTS

INTRODUCTION                                   1

FUND SUMMARIES                                 2

    Institutional U.S. Treasury Fund           2
    Institutional Cash Management Fund         6
    Institutional Tax-Free Money Market
      Fund                                    12

If you would like more information about the following topics, please see:


YOUR ACCOUNT                                  18

    Opening An Account and Buying Shares      18
    Selling Shares                            19
    Distribution and Shareholder Servicing
      Arrangements - Revenue Sharing          22
    Exchanging Shares                         22
    Transaction Policies                      23
    Dividends and Capital Gains               25
    Taxes                                     26

    Additional Information about the Funds    28

INVESTMENT MANAGEMENT                         29

FINANCIAL HIGHLIGHTS                          30

INVESTMENT PRACTICES AND RISKS                33

GLOSSARY OF INVESTMENT TERMS                  46


To obtain more information about the
American Performance Funds please refer
to the back cover of the prospectus.

January 1, 2006

[Flag Logo]

    PROSPECTUS

                         [Flag Logo]

                           AMERICAN PERFORMANCE FUNDS

Introduction

                                Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

                                ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the bond and stock markets, economy and companies, and his method of investment selection, may cause a Fund to underperform other funds with similar objectives.

    PROSPECTUS

                         [Flag Logo]

                           AMERICAN PERFORMANCE FUNDS

Fund Summaries

 INSTITUTIONAL MONEY MARKET FUNDS

                                Institutional U.S. Treasury Fund
                                ------------------------------------------------

[Flag Logo]

MATURITY:
A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

INVESTMENT GOAL

Current income with liquidity and stability of principal by investing in U.S. Treasury obligations and repurchase agreements.

PRINCIPAL INVESTMENT STRATEGY

The Institutional U.S. Treasury Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, some or all of which may be subject to repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days' prior notice to shareholders.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

- INTEREST RATE RISK -- Interest rate risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

- NET ASSET VALUE RISK -- The risk that the Fund will be unable to meet its goal of a constant $1 per share.

For more information about these risks please refer to the section titled "Investment Practices and Risks."

    PROSPECTUS

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.*


                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)[%]


2002                                                                             1.42
2003                                                                             0.84
2004                                                                                0


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total
                                  return from 1/1/05 to 9/30/05 was     %.


                               Best Quarter:   Q3     2002    0.37%
                               Worst Quarter:  Q4     2003    0.18%

    PROSPECTUS

                                       4
FUND SUMMARIES


                                This table shows the Fund's average annual total returns for periods ending December 31, 2004.



                                AVERAGE ANNUAL TOTAL RETURNS
                                (PERIODS ENDED 12/31/04)



                                                                  Since Inception
                                                       1 Year        (10/19/01)
                               ---------------------------------------------------
                               Institutional U.S.
                                 Treasury Fund
                               ---------------------------------------------------


                                 YIELD


                                The 7-day yield for the period ended 12/31/04
                                was      %.


                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.

YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

[FLAG LOGO]

    PROSPECTUS

                                       5

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load)          0%
(as a percentage of net asset value)

------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                  0.15%
Distribution/Service (12b-1) Fees         0.00%
Other Expenses                                %
TOTAL ANNUAL FUND OPERATING EXPENSES          %*


------------------------------------------------

* During the last fiscal year, the Adviser
  voluntarily waived fees and/or reimbursed
  expenses to limit Total Annual Fund Operating
  Expenses to    %. This fee waiver and/or
  expense reimbursement is expected to continue through December 31, 2006 on a voluntary basis, but may be terminated at any time.
  Accordingly, actual annual fund operating expenses were as follows:


      Investment Advisory Fees                 %


      Distribution/Service (12b-1) Fees        %


      Other Expenses                           %


      TOTAL ANNUAL FUND OPERATING EXPENSES     %


------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


 1 Year     3 Years     5 Years    10 Years
--------------------------------------------


ADDITIONAL
INFORMATION

DIVIDENDS
Dividends are paid monthly.

INVESTMENT ADVISER
BOk Investment
Advisers, Inc.
Tulsa, OK

INCEPTION DATE
October 19, 2001


NET ASSETS AS OF NOVEMBER 30, 2005


$


SUITABLE FOR IRAS
No

MINIMUM INITIAL
INVESTMENT
$1,000,000

AMERICAN PERFORMANCE
FUND NUMBER
042

CUSIP NUMBER
028846848

TICKER SYMBOL
AIUXX

    PROSPECTUS

                                       6
FUND SUMMARIES

                                Institutional Cash Management Fund
                                ------------------------------------------------

[Flag Logo]
MATURITY:


A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

INVESTMENT GOAL

Current income with liquidity and stability of principal by investing in high-quality, short-term debt instruments.

PRINCIPAL INVESTMENT STRATEGY


The Institutional Cash Management Fund seeks current income with liquidity and stability of principal by investing in money market instruments which present minimal credit risks. The Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable amount master demand notes. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury.

    PROSPECTUS

                                       7

While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities or, if unrated, determined to be of comparable quality. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:


- CREDIT RISK -- Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

    PROSPECTUS

                                       8
FUND SUMMARIES

Institutional Cash Management Fund (continued)

                                - INTEREST RATE RISK -- Interest rate risk
                                  involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

                                - NET ASSET VALUE RISK -- The risk that the Fund
                                  will be unable to meet its goal of a constant $1 per share.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

    PROSPECTUS

                                       9

                                PERFORMANCE INFORMATION

                                The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.*


                                ANNUAL TOTAL RETURNS
                                (PERIOD ENDED 12/31/04)[%]


2003                                                                             1.01
2004                                                                                0


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total
                                  return from 1/1/05 to 9/30/05 was   %.


                               Best Quarter:   Q1     2003    0.31%
                               Worst Quarter:  Q4     2003    0.21%

    PROSPECTUS

                                       10
FUND SUMMARIES


                                This table shows the Fund's average annual total returns for periods ending December 31, 2004.



                                AVERAGE ANNUAL TOTAL RETURNS
                                (PERIODS ENDED 12/31/04)



                                                                  Since Inception
                                                       1 Year        (11/22/02)
                               ---------------------------------------------------
                               Institutional Cash
                               Management Fund
                               ---------------------------------------------------


                                 YIELD


                                The 7-day yield for the period ended 12/31/04
                                was   %.


                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.

YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

[FLAG LOGO]

    PROSPECTUS

                                       11

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load)          0%
(as a percentage of net asset value)

------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.


Investment Advisory Fees                  0.15%
Distribution/Service (12b-1) Fees         0.00%
Other Expenses                                %
TOTAL ANNUAL FUND OPERATING EXPENSES          %*


------------------------------------------------

* During the last fiscal year, the Adviser voluntarily waived fees and/or reimbursed expenses to limit Total Annual Fund Operating
  Expenses to %. This fee waiver and/or expense reimbursement is expected to continue through December 31, 2006 on a voluntary basis, but may be terminated at any time. Accordingly, actual annual fund operating expenses were as follows:


      Investment Advisory Fees                 %


      Distribution/Service (12b-1) Fees        %


      Other Expenses                           %


      TOTAL ANNUAL FUND OPERATING EXPENSES     %


------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


 1 Year     3 Years     5 Years    10 Years
--------------------------------------------


ADDITIONAL
INFORMATION

DIVIDENDS
Dividends are paid monthly.

INVESTMENT ADVISER
BOk Investment
Advisers, Inc.
Tulsa, OK

INCEPTION DATE
November 22, 2002


NET ASSETS AS OF
NOVEMBER 30, 2005


$


SUITABLE FOR IRAS
No

MINIMUM INITIAL
INVESTMENT
$1,000,000

AMERICAN PERFORMANCE
FUND NUMBER
041

CUSIP NUMBER
028846855

    PROSPECTUS

                                       12
FUND SUMMARIES

[Flag Logo]
        MATURITY:



A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

                                Institutional Tax-Free Money Market Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                High current income exempt from federal income tax consistent with the preservation of capital and relative stability of principal.

                                PRINCIPAL INVESTMENT STRATEGY

                                As a fundamental policy, the Institutional
                                Tax-Free Money Market Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest up to 10% of its total assets in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

                                When selecting securities for the Fund's portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The Fund will maintain an average weighted portfolio maturity of 90 days

    PROSPECTUS

                                       13

                                or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations"). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. While engaged in a temporary defensive position, the Fund would not be pursuing its investment objective. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

                                The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization ("NRSRO"), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating (i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by Board of Trustees.

    PROSPECTUS

                                       14
FUND SUMMARIES

[Flag Logo]

YIELD:

ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

- INTEREST RATE RISK -- Interest rate risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

- NET ASSET VALUE RISK -- The risk that the Fund will be unable to meet its goal of a constant $1 per share.

- CREDIT RISK -- Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks.

- MUNICIPAL RISK -- Municipal risk involves the possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

- TAX RISK -- Tax risk is the possibility that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

For more information about these risks please refer to the section titled "Investment Practices and Risks."

    PROSPECTUS

                                       15

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                PERFORMANCE INFORMATION


                                The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



                                This bar chart shows changes in the Fund's performance from year to year.*



                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)[%]


                                [GRAPHIC TO COME]


                                * The performance information shown above is
                                  based on a calendar year. The Fund's total
                                  return from 1/1/05 to 9/30/05 was     %.



                               Best Quarter:       %
                               Worst Quarter:      %

    PROSPECTUS

                                       16
FUND SUMMARIES


                                This table shows the Fund's average annual total returns for periods ending December 31, 2004.



                                AVERAGE ANNUAL TOTAL RETURNS
                                (PERIODS ENDED 12/31/04)



                                                                  Since Inception
                                                       1 Year           ( )
                               ---------------------------------------------------
                               Institutional
                                 Tax-Free Money
                                 Market Fund                %              %
                               ---------------------------------------------------



                                 YIELD



                                The 7-day yield for the period ended 12/31/04
                                was      %.



                                You may obtain the most current yield
                                information for the Fund by calling (800)
                                762-7085.

    PROSPECTUS

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value)                0%

------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                   0.15%
Distribution/Service (12b-1) Fees          0.00%

Other Expenses                                %*


TOTAL ANNUAL FUND OPERATING EXPENSES           %


Fee Waiver and/or Expense Reimbursement      %**


NET ANNUAL FUND OPERATING EXPENSES             %


------------------------------------------------
 * Other expenses are based on estimated amounts for the current fiscal year.

** For the period through December 31, 2006, the
   Adviser has contractually agreed to waive fees and/or reimburse expenses to limit Total
   Annual Fund Operating Expenses to  %.


------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


 1 Year     3 Years     5 Years    10 Years
--------------------------------------------


ADDITIONAL
INFORMATION

DIVIDENDS
Dividends are paid monthly.

INVESTMENT ADVISER
BOk Investment
Advisers, Inc.
Tulsa, OK


INCEPTION DATE



NET ASSETS AS OF
NOVEMBER 30, 2005


$


SUITABLE FOR IRAS
No

MINIMUM INITIAL
INVESTMENT
$1,000,000

AMERICAN PERFORMANCE
FUND NUMBER
043

CUSIP NUMBER
028846830

TICKER SYMBOL
AIFXX

    PROSPECTUS

                         [Flag Logo]

                           AMERICAN PERFORMANCE FUNDS

Your Account

The Institutional Funds are offered as a cash sweep vehicle and require a minimum initial investment of $1 million and are offered to customers for whom Bank of Oklahoma, or its affiliates, act in a fiduciary, advisory, custodial agency or similar capacity and to fiduciary customers of other financial institutions approved by the Distributor.

                                OPENING AN ACCOUNT AND BUYING SHARES

                                1.  Read this prospectus carefully.

                                2. Determine how much you want to invest. The minimum investment for an American
                                    Performance Institutional Fund is as follows:

                                    - INITIAL PURCHASE: $1,000,000 for each Fund

                                    - ADDITIONAL PURCHASES: None

                                    A Fund may waive its minimum purchase
                                    requirements.

                                    All purchases made by check should be in U.S.
                                    dollars. Third party checks, credit card checks, money orders, traveler's checks, starter checks on initial purchases or cash will not be accepted.

                                3.  Complete the appropriate parts of the Account
                                    Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800)
                                    762-7085.

                                4.  You may purchase shares of an Institutional
                                    Money Market Fund by following the procedures established by the Distributor in connection with requirements of qualified accounts maintained by Bank of Oklahoma or other financial institutions approved by the
                                    Distributor. These procedures may include sweep arrangements where an account is "swept" automatically no less frequently than weekly into an American Performance
                                    Institutional Money Market Fund.

    PROSPECTUS

SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES

By Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to the Funds'
                                              Custodian at Bank of Oklahoma, N.A.,
                                              Attention: American Performance Funds,
                                              P.O. Box 182730, Columbus, OH 43218-
                                              2730.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------
By Overnight Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to American
                                              Performance Funds, c/o BISYS Fund
                                              Services, Attn: T.A. Operations, 3435
                                              Stelzer Road, Columbus, Ohio
                                              43219-3035.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------

    PROSPECTUS

                                       20
YOUR ACCOUNT

TO SELL SOME OR ALL OF YOUR SHARES
By Phone

- Accounts of any type.                     - Call (800) 762-7085 with instructions
                                              as to how you wish to receive your
- Sales of any amount.                        funds (mail, wire, electronic
                                              transfer).
------------------------------------------------------------------------------------
By Wire

- Accounts of any type which have elected   - Call (800) 762-7085 to request a wire
  the wire option on the Account              transfer.
  Registration Form.                        - If you call by 4 p.m. Eastern time
                                              (for the Institutional U.S. Treasury
- Sales of any amount.                        Fund and the Institutional Cash
                                              Management Fund), or 12 noon Eastern
                                              time (for the Institutional Tax-Free
                                              Money Market Fund), your payment will
                                              normally be wired to your bank on the
                                              next business day.
                                            - The Fund may charge a wire fee.
                                            - Your bank may charge a fee to wire
                                              funds.
------------------------------------------------------------------------------------
By Electronic Funds Transfer

- Accounts of any type.                     - Call (800) 762-7085 to request an
                                              electronic funds transfer.
- Sales of any amount.
                                            - If you call by 4 p.m. Eastern time
- Shareholders with accounts at a U.S.        (for the Institutional U.S. Treasury
  bank which participates in the Automated    Fund and the Institutional Cash
  Clearing House.                             Management Fund), or 12 noon Eastern
                                              time (for the Institutional Tax-Free
                                              Money Market Fund), the NAV of your
                                              shares will normally be determined on
                                              the same day and you will receive your
                                              proceeds within a week after your
                                              request is received.
                                            - Your bank may charge a fee to
                                              electronically transfer funds.
------------------------------------------------------------------------------------

    PROSPECTUS

Selling Shares in Writing. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee unless:

- the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

- the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a signature guarantee.

Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value if your account balance in any Fund drops below $500. Before any Fund exercises its right to redeem your shares you will be given at least 60 days written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under "Selling Your Shares" in this section.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Undeliverable Redemption and Distribution Checks. For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are

    PROSPECTUS

                                       22
YOUR ACCOUNT

reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.


DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS - REVENUE SHARING



BOk Investment Advisers, Inc., and from time to time, other affiliates of BOk Investment Advisers, Inc., at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents for the sale and distribution and/or for the servicing of the shares of the Funds. Shareholder Servicing Agents include investment advisers, broker-dealers, financial planners, banks, insurance companies, retirement or 401(k) plans, plan sponsors and other financial intermediaries, and may be affiliated with BOk Investment Advisers, Inc. These additional cash incentives, sometimes referred to as "Revenue Sharing Arrangements," are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives, and Shareholder Servicing Agent management representatives. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. BOk Investment Advisers may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of shares sold.


EXCHANGING SHARES

How to Exchange Your Shares. Shares of any American Performance Equity Fund or Bond Fund may be exchanged without payment of a sales charge for shares of any American Performance Fund. Exchanges of shares from any American Performance Money Market Fund or American Performance Institutional Money Market Fund to any American Performance Fund generally will be subject to the sales charge applicable to the shares sought to be acquired through the exchange. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at BISYS Fund Services, 3435 Stelzer Road, Columbus OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

    PROSPECTUS

TRANSACTION POLICIES
Valuation of Shares. The net asset value per share of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.


- The net asset value of the Institutional U.S. Treasury Fund and Institutional Cash Management Fund generally is determined at 4:00 p.m. Eastern time on each business day. The net asset value for the Institutional Tax-Free Money Market Fund is generally determined at 12 noon Eastern time on each business day. An Institutional Money Market Fund's business day is any day in which the New York Stock Exchange is open for regular trading, except for the following days in 2006: October and November [To be updated]. In addition, the Institutional Money Market Funds reserve the right to consider a business day any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, (In 2006: January 13, February 17, April 13, May 26, July 3, September 1, October 6, November 22, November 24, December 22 and December 29), the Funds (except for the Institutional Tax-Free Money Market Fund) will determine net asset value at 2:00 p.m. Eastern time; purchase, redemption, and exchange orders must be received on those days by 2:00 p.m. Eastern time.


- The assets in each Institutional Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.

- The net asset value of each of the Institutional Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.

Buy and Sell Prices. When you buy shares, you pay the net asset value next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the net asset value next determined after your order is received by the Fund or its designated agent.

Fair Value Pricing Policies. A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Funds' Pricing Committee, under the supervision of the Board of Trustees, will employ certain methodologies to determine a fair value for the securities. Fair value

    PROSPECTUS

                                       24
YOUR ACCOUNT

pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for arbitrage in a Fund.

A "significant event" is one that occurred prior to the valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Funds' foreign investments are generally limited to debt securities issued by foreign banks and foreign branches or subsidiaries of U.S. banks. Thus, the situations in which the Funds will be required to fair value price due to a significant event is limited.

Market Timing. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures. Exchanges between Funds are limited to three in any calendar quarter. We also reserve the right to suspend any account in which we have identified a pattern of excessive or abusive trading. Such accounts will be prohibited from engaging in additional purchase and exchange transactions.

We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems. Our ability to monitor trades in omnibus accounts in particular is extremely limited and we will not be able to detect market timing activities in such accounts.

We will apply our policies and procedures uniformly to all Fund shareholders. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

    PROSPECTUS

DIVIDENDS AND CAPITAL GAINS
As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Institutional Money Market Funds declare dividends daily and pay income dividends monthly. The Funds distribute capital gains they have realized, if any, at least once a year. It is unlikely that the Institutional Money Market Funds will realize any capital gains.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                           American Performance Funds
                            c/o BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

    PROSPECTUS

                                       26
YOUR ACCOUNT

TAXES
Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

- Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds you would normally receive from selling Fund shares.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

- Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (for example, if such income or capital gains were included in the price you initially paid for your shares). Note that you will generally have to pay taxes on Fund distributions whether you received them in the form of cash or additional Fund shares. The Internal Revenue Service treats most mutual fund distributions as ordinary income. One exception is gains from the sale of assets held by a Fund for more than one year, which, for an individual shareholder are typically taxed at a lower rate than ordinary income regardless of how long such shareholder has held Fund shares.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

- Tax Consequences of Selling or Exchanging Shares. If you sell or exchange Fund shares, any gain on the transaction will be subject to federal income tax.

    PROSPECTUS

- State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realize from selling or exchanging Fund shares.

- Special Considerations for Shareholders of the Institutional Tax-Free Money Market Fund.

  The Institutional Tax-Free Money Market Fund intends to distribute a majority of its income as exempt-interest dividends, provided that at least 50% of the value of the Fund's assets at the end of each quarter consists of obligations the interest on which is excludable from an investor's gross income for federal income tax purposes. Exempt-interest dividends are generally excludable from a Shareholder's gross income for federal income tax purposes, although they may result in liability for federal alternative minimum tax and for state and local tax purposes. Additionally, the receipt of exempt-interest may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits.

  The Institutional Tax-Free Money Market Fund may invest a portion of its assets in securities that generate income subject to federal or state taxes. All distributions of the Fund's income other than exempt-interest dividends will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable to you as such, regardless of how long you have held your Shares. The Fund does not expect a significant portion of its distributions to be derived from qualified dividend income.

- Dividends and Short-Term Capital Gains. The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- Special Considerations for Non-U.S. Shareholders.


  Capital gain dividends will not be subject to withholding. In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. This provision will first apply to each Fund in its taxable year beginning September 1, 2005.


The portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the

    PROSPECTUS

                                       28
YOUR ACCOUNT

amount and timing of Fund distributions may vary considerably from year to year.

THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION. MORE INFORMATION ABOUT TAXES IS CONTAINED IN OUR STATEMENT OF ADDITIONAL INFORMATION.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Disclosure of Portfolio Holdings. Information regarding the Funds' policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.


Investment in Exchange-Traded Funds. The Institutional Cash Management Fund and Institutional Tax-Free Money Market Fund may each invest in index-based exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)*").



* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI or the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.


iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See "Investment Practices and Risks" for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Funds may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

    PROSPECTUS

                         [Flag Logo]

                           AMERICAN PERFORMANCE FUNDS

Investment Management

                                INVESTMENT ADVISER

                                BOk Investment Advisers, Inc. ("BOk Investment Advisers"), a separate, wholly-owned subsidiary of Bank of Oklahoma, N.A., serves as the investment adviser to each of the Funds and, subject to the supervision of the Board of Trustees of the American Performance Funds, is responsible for the day-to-day management of their investment portfolios.


                                As of September 30, 2005, BOk Investment
                                Advisers had approximately $ billion in assets under management and Bank of Oklahoma, N.A. and its affiliates had approximately $ billion in assets under management. Bank of Oklahoma, N.A. is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Through Bank of Oklahoma, N.A. and its other subsidiaries, BOK Financial provides a full array of trust, commercial banking and retail banking. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit life, accident, and health insurance on certain loans originated by its subsidiaries.



                                The aggregate investment advisory fees paid to BOk Investment Advisers after fee reductions, by the Funds for the fiscal year ended August 31, 2005, were as follows:



                               FUND                          % OF AVERAGE NET ASSETS
                                - Institutional U.S. Treasury Fund
                                - Institutional Cash Management Fund



                                A discussion regarding the basis for the board of trustees approving the investment advisory agreement with BOk Investment Advisers, Inc. is available in the Funds' annual report to shareholders for the period ended August 31, 2005.

    PROSPECTUS

                         [FLAG LOGO]

                           AMERICAN PERFORMANCE FUNDS

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Shares of the Institutional U.S. Treasury Fund, the Institutional Cash Management Fund the Institutional Tax-Free Money Market Fund were first offered for sale on October 19, 2001, November 22, 2002
and [          ] respectively. This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.


[Flag Logo]

          HOW TO READ THE
          FINANCIAL HIGHLIGHTS TABLE


          THIS EXPLANATION USES THE INSTITUTIONAL U.S. TREASURY FUND AS AN EXAMPLE. THE FUND BEGAN FISCAL 2005 WITH A NET ASSET VALUE (PRICE) OF $1 PER
SHARE. DURING THE YEAR, THE FUND EARNED $    PER SHARE FROM INVESTMENT INCOME
(INTEREST AND DIVIDENDS).



SHAREHOLDERS RECEIVED $    PER SHARE IN THE FORM OF DIVIDEND DISTRIBUTIONS. A
PORTION OF EACH YEAR'S DISTRIBUTIONS MAY COME FROM THE PRIOR YEAR'S INCOME.



THE EARNINGS ($    PER SHARE) MINUS THE DISTRIBUTIONS ($    PER SHARE) RESULTED
IN A SHARE PRICE OF $1 AT THE END OF THE YEAR. FOR A SHAREHOLDER WHO REINVESTED THE DISTRIBUTIONS IN THE PURCHASE OF MORE SHARES, THE TOTAL RETURN FROM THE FUND
WAS     % FOR THE YEAR.



AS OF AUGUST 31, 2005, THE FUND HAD $    MILLION IN NET ASSETS. FOR THE YEAR,
ITS EXPENSE RATIO AFTER FEE WAIVERS WAS     % (    PER $1,000 OF NET ASSETS);
AND ITS NET INVESTMENT INCOME AMOUNTED TO     % OF ITS AVERAGE NET ASSETS.

    PROSPECTUS

 INSTITUTIONAL U.S. TREASURY FUND

                                                     YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                     AUGUST 31,   AUGUST 31,    AUGUST 31,
                                                        2004         2003        2002(a)
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $  1.000     $ 1.000       $ 1.000
-------------------------------------------------------------------------------------------

Investment Activities
 Net investment income                                   0.008       0.010         0.014
                                                      -----------------------------------
     Total from Investment Activities                    0.008       0.010         0.014
                                                      -----------------------------------

Distributions
 Net investment income                                  (0.008)     (0.010)       (0.014)
                                                      -----------------------------------
     Total Distributions                                (0.008)     (0.010)       (0.014)

-------------------------------------------------------------------------------------------

Net Asset Value, End of Period                        $  1.000     $ 1.000       $ 1.000

-------------------------------------------------------------------------------------------

Total Return                                              0.79%       1.02%         1.37%(b)

-------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
 Net Assets at end of period (000)                    $182,345     $77,647       $53,005

 Ratio of expenses to average net assets                  0.26%       0.26%         0.26%(c)

 Ratio of net investment income to average net
   assets                                                 0.79%       0.99%         1.58%(c)

 Ratio of expenses to average net assets*                 0.46%       0.51%         0.53%(c)

-------------------------------------------------------------------------------------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period October 19, 2001 (commencement of operations) through August 31, 2002.

(b) Not annualized.

(c) Annualized.

    PROSPECTUS

                                       32
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS

 INSTITUTIONAL CASH MANAGEMENT FUND

                                                              YEAR ENDED    PERIOD ENDED
                                                              AUGUST 31,     AUGUST 31,
                                                                 2004         2003(a)
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $  1.000       $  1.000
----------------------------------------------------------------------------------------

Investment Activities
 Net investment income                                            0.009          0.009
                                                               -----------------------
     Total from Investment Activities                             0.009          0.009
                                                               -----------------------

Distributions
 Net investment income                                           (0.009)        (0.009)
                                                               -----------------------
     Total Distributions                                         (0.009)        (0.009)

----------------------------------------------------------------------------------------

Net Asset Value, End of Period                                 $  1.000       $  1.000

----------------------------------------------------------------------------------------

Total Return                                                       0.88%          0.87%(b)

----------------------------------------------------------------------------------------

Ratios/Supplemental Data:
 Net Assets at end of period (000)                             $250,970       $301,500

 Ratio of expenses to average net assets                           0.26%          0.12%(c)

 Ratio of net investment income to average net assets              0.87%          1.05%(c)

 Ratio of expenses to average net assets*                          0.46%          0.47%(c)

----------------------------------------------------------------------------------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period November 22, 2002 (commencement of operations) through August 31, 2003.

(b) Not annualized.

(c) Annualized.

    PROSPECTUS

                         [Flag Logo]

                           AMERICAN PERFORMANCE FUNDS

Investment Practices
and Risks

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The "Fund Summaries" section earlier in the prospectus provides a description of each Fund's principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a discussion of risk.

FUND NAME                                              FUND CODE
 - Institutional U.S. Treasury Fund                        1
 - Institutional Cash Management Fund                      2
 - Institutional Tax-Free Money Market Fund                3

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
AMERICAN DEPOSITORY                             2            - Market
RECEIPTS (ADRS):                                             - Political
ADRs are foreign                                             - Foreign
shares of a company                                            Investment
held by a U.S. bank
that issues a receipt
evidencing ownership.
Dividends are paid in
U.S. dollars.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE

--------------------------------------------------------------------------------
ASSET-BACKED                 2                  3            - Pre-payment
SECURITIES:                                                  - Credit
Securities secured by                                        - Interest Rate
company receivables,                                         - Regulatory
home equity loans,
truck and auto loans,
leases, credit card
receivables and other
securities backed by
other types of
receivables or other
assets.
--------------------------------------------------------------------------------
BANKERS' ACCEPTANCES:                          2, 3          - Credit
Bills of exchange or                                         - Liquidity
time drafts drawn on                                         - Interest Rate
and accepted by a
commercial bank.
Maturities are
generally six months
or less.
--------------------------------------------------------------------------------
BONDS:                      1-3                              - Interest Rate
Interest-bearing or                                          - Credit
discounted government
or corporate
securities that
obligate the issuer
to pay the bondholder
a specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
CALL AND PUT OPTIONS:                           2            - Credit
A call option gives                                          - Market
the buyer the right                                          - Leverage
to buy, and obligates
the seller of the
option to sell, a
security at a
specified price. A
put option gives the
buyer the right to
sell, and obligates
the seller of the
option to buy a
security at a
specified price. The
Funds will sell only
covered call and
secured put options.
--------------------------------------------------------------------------------
CERTIFICATES OF             2, 3                             - Credit
DEPOSIT:                                                     - Liquidity
Negotiable                                                   - Interest Rate
instruments with a
stated maturity.
--------------------------------------------------------------------------------
COMMERCIAL PAPER:           2, 3                             - Credit
Secured and unsecured                                        - Liquidity
short-term promissory                                        - Interest Rate
notes issued by                                              - Foreign
corporations and                                               Investment
other entities
including foreign
entities. Maturities
generally vary from a
few days to nine
months.
--------------------------------------------------------------------------------
CONVERTIBLE                                     2            - Market
SECURITIES:                                                  - Credit
Bonds or preferred
stock that convert to
common stock.

    PROSPECTUS

                                       36
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
DERIVATIVES:                                   2, 3          - Management
Instruments whose                                            - Market
value is derived from                                        - Credit
an underlying                                                - Liquidity
contract, index or                                           - Leverage
security, or any
combination thereof,
including futures,
options (e.g., put
and calls), options
on futures, swap
agreements, and some
mortgage-backed
securities.
--------------------------------------------------------------------------------
EXCHANGE TRADED                                2, 3          - Market
FUNDS:                                                       - Liquidity
Securities that are
issued by investment
companies and traded
on securities
exchanges.
--------------------------------------------------------------------------------
FOREIGN SECURITIES:                             2            - Market
Stocks issued by                                             - Political
foreign companies, as                                        - Liquidity
well as commercial                                           - Foreign
paper or foreign                                               Investment
issuers and
obligations of
foreign banks,
overseas branches of
U.S. banks and
supranational
entities
--------------------------------------------------------------------------------
ILLIQUID SECURITIES:                           1-3           - Liquidity
Each Fund may invest                                         - Market
up to 10% of its net
assets in securities
that are illiquid.
Illiquid securities
are those securities
which cannot be
disposed of in the
ordinary course of
business, seven days
or less, at
approximately the
value at which the
Fund has valued the
securities.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
INVESTMENT COMPANY           3                 1, 2          - Market
SECURITIES:
Each of the Funds may
invest up to 5% of
its assets in the
shares of any one
investment company,
but may not own more
than 3% of the
securities of any one
registered investment
company or invest
more than 10% of its
assets in the
securities of other
registered investment
companies.
--------------------------------------------------------------------------------
INVESTMENT GRADE            1-3                              - Interest Rate
BONDS:                                                       - Credit
Interest-bearing or
discounted
government,
municipal, or
corporate securities
that obligate the
issuer to pay the
bondholder a
specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity.
Investment grade
bonds are those rated
BBB or better by S&P
or Baa or better by
Moody's or similarly
rated by other
nationally recognized
statistical rating
organizations, or, if
not rated, determined
to be of comparable
quality by the
Adviser.

    PROSPECTUS

                                       38
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
LOAN PARTICIPATION                             2, 3          - Interest Rate
INTERESTS:                                                   - Liquidity
Loan participation                                           - Credit
interests are
interests in bank
loans made to
corporations. In
these arrangements
the bank transfers
the cash stream of
the underlying bank
loan to the
participating
investor.
--------------------------------------------------------------------------------
MONEY MARKET                2, 3                             - Interest Rate
INSTRUMENTS:                                                 - Credit
Investment-grade,
U.S.
dollar-denominated
debt securities that
have remaining
maturities of one
year or less. These
securities may
include U.S.
government
obligations,
commercial paper and
other short-term
corporate
obligations,
repurchase agreements
collateralized with
U.S. government
securities,
certificates of
deposit, bankers'
acceptances, and
other financial
institution
obligations. These
securities may carry
fixed or variable
interest rates.
--------------------------------------------------------------------------------
MORTGAGE-BACKED                                1-3           - Pre-payment
SECURITIES:                                                  - Credit
Debt obligations                                             - Interest Rate
secured by real                                              - Regulatory
estate loans and
pools of loans. These
include
collateralized
mortgage obligations
and real estate
mortgage investment
conduits.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES:        3                  2            - Credit
Securities issued by                                         - Political
a state or political                                         - Interest Rate
subdivision to obtain                                        - Regulatory
funds for various                                            - Tax
public purposes.
--------------------------------------------------------------------------------
REPURCHASE                  1-3                              - Credit
AGREEMENTS:
The purchase of a
security and the
simultaneous
commitment to return
the security to the
seller at an agreed
upon price on an
agreed upon date.
This is treated as a
loan by a Fund.
--------------------------------------------------------------------------------
REVERSE REPURCHASE                             1-3           - Credit
AGREEMENTS:                                                  - Leverage
The sale of a
security and the
simultaneous
commitment to buy the
security back at an
agreed upon price on
an agreed upon date.
This is treated as a
borrowing by a Fund.
--------------------------------------------------------------------------------
RESTRICTED                                     2, 3          - Liquidity
SECURITIES:                                                  - Market
Securities not
registered under the
Securities Act of
1933, such as
privately placed
commercial paper and
Rule 144A securities.

    PROSPECTUS

                                       40
INVESTMENT PRACTICES AND RISKS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
SECURITIES LENDING:                            1-3           - Leverage
The lending of up to                                         - Liquidity
33 1/3% of a Fund's                                          - Credit
total assets. In
return the Fund will
receive cash, other
securities, and/or
letters of credit.
--------------------------------------------------------------------------------
TIME DEPOSITS:              2, 3                             - Liquidity
Non-negotiable                                               - Credit
receipts issued by a                                         - Interest Rate
bank in exchange for
the deposit of funds.
--------------------------------------------------------------------------------
TREASURY RECEIPTS:          1-3                              - Interest Rate
Treasury receipts,
Treasury investment
growth receipts, and
certificates of
accrual of Treasury
securities.
--------------------------------------------------------------------------------
U.S. GOVERNMENT              2                  3            - Interest Rate
AGENCY SECURITIES:                                           - Credit
Securities issued by
agencies and
instrumentalities of
the U.S. government,
but not guaranteed or
insured by the U.S.
Government. These
include Fannie Mae
and Freddie Mac.

    PROSPECTUS

                                    FUND CODE
INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE

--------------------------------------------------------------------------------
U.S. TREASURY               1-3                              - Interest Rate
OBLIGATIONS:
Bills, notes, bonds,
Ginnie Maes,
separately traded
registered interest
and principal
securities, and
coupons under bank
entry safekeeping.
--------------------------------------------------------------------------------
VARIABLE AND FLOATING       2, 3                             - Credit
RATE INSTRUMENTS:                                            - Liquidity
Obligations with                                             - Interest Rate
interest rates which
are reset daily,
weekly, quarterly or
some other period and
which may be payable
to the Fund on
demand.
--------------------------------------------------------------------------------
WHEN-ISSUED                                    1-3           - Interest Rate
SECURITIES:                                                  - Leverage
Contract to purchase                                         - Liquidity
securities at a fixed                                        - Credit
price for delivery at
a future date.
--------------------------------------------------------------------------------
ZERO-COUPON DEBT                                3            - Credit
OBLIGATIONS:                                                 - Interest Rate
Bonds and other debt                                         - Zero Coupon
that pay no interest,
but are issued at a
discount from their
value at maturity
When held to
maturity, their
entire return equals
the difference
between their issue
price and their
maturity value.

    PROSPECTUS

                                       42
INVESTMENT PRACTICES AND RISKS
INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

- Credit Risk

  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.


- Foreign Investment Risk
  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

- Interest Rate Risk
  The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values

    PROSPECTUS
  while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities.

- Leverage Risk
  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

- Liquidity Risk
  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- Market Risk
  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

    PROSPECTUS

                                       44
INVESTMENT PRACTICES AND RISKS

- Municipal Risk
  Municipal risk involves the possibility that the Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

- Political Risk
  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Pre-Payment/Call Risk
  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. Changes in pre-payment/call rates can result in greater price and yield volatility.

  Pre-payments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

- Regulatory Risk
  The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

    PROSPECTUS

- Tax Risk
  The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- Zero Coupon Risk
  The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

    PROSPECTUS

                         [Flag Logo]

                           AMERICAN PERFORMANCE FUNDS

Glossary of Investment Terms

DIVIDENDS
Payment to shareholders of income from interest or dividends generated by a fund's investments.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers' acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

OPERATING EXPENSES
The percentage of a fund's average net assets used to pay its expenses. Operating expenses include investment advisory fees and administration fees.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater the fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                         [FLAG LOGO]

                           AMERICAN PERFORMANCE FUNDS

MORE INFORMATION

INVESTMENT ADVISER & ADMINISTRATOR
BOk Investment Advisers, Inc.
Bank Oklahoma Tower
Tulsa, Oklahoma 74103

DISTRIBUTOR &
SUB-ADMINISTRATOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio
43219-3035

LEGAL COUNSEL
Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, DC 20005
                                 More information about the Funds is available without charge through the following:

                                 STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                 More detailed information about the American
                                 Performance Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                                 ANNUAL AND SEMI-ANNUAL REPORTS
                                 These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the American Performance Funds' performance during the last year.

                                 TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL
                                 REPORTS, OR MORE INFORMATION:

                                 BY TELEPHONE:
                                 Call 1-800-762-7085

                                 BY MAIL:
                                 American Performance Funds
                                 3435 Stelzer Road
                                 Columbus, Ohio 43219-3035

                                 BY INTERNET:
                                 http://www.apfunds.com

                                 FROM THE SEC:
                                 You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the American Performance Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.

                                 American Performance Funds' Investment Company Act registration number is 811-6114.


APFPUINMM 0106

        (AMERICAN PERFORMANCE FUNDS LOGO)
           AMERICAN PERFORMANCE FUNDS
                 January 1, 2006

                                         PROSPECTUS


                                         Growth Equity Fund



  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.


(RIBBON LOGO)

HOW TO READ THIS PROSPECTUS


This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Fund.



If you would like more detailed
information about the Fund, please see:
Fund Summary.



TABLE OF CONTENTS
INTRODUCTION                             1
FUND SUMMARY                             2
  Growth Equity Fund                     2


If you would like more information about the following topics, please see:


YOUR ACCOUNT                             7
    Additional Performance
      Information                        7
    Distribution/Service (12b-1)
      Fees                               8
    Opening An Account                   8
    Buying Shares                        9
    Selling Shares                      11
    Distribution and Shareholder
      Servicing
      Arrangements - Revenue
      Sharing                           14
    Exchanging Shares                   15
    Transaction Policies                15
    Additional Investor Services        16
    Dividends and Capital Gains         17
    Taxes                               17
    Additional Information about
      the Funds                         19
INVESTMENT MANAGEMENT                   21
FINANCIAL HIGHLIGHTS                    23
INVESTMENT PRACTICES AND RISKS          25
GLOSSARY OF INVESTMENT TERMS            38


To obtain more information about the
American Performance Funds please refer
to the back cover of the prospectus.

January 1, 2006

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Introduction


                                The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.



                                LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.



                                The Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.



                                The portfolio manager invests the Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the bond and stock markets, economy and companies, and his method of investment selection, may cause the Fund to underperform other funds with similar objectives.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)


                           AMERICAN PERFORMANCE FUNDS



Fund Summary


                                Growth Equity Fund
                                ------------------------------------------------

                                INVESTMENT GOAL

                                Long-term capital appreciation by investing in U.S. common stocks.

                                PRINCIPAL INVESTMENT STRATEGY
                                The Growth Equity Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks.

                                Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. This policy will not be changed without at least 60 days' prior notice to shareholders. The Fund invests primarily in a universe of equity securities of large U.S. companies having an average market capitalization in excess of $10 billion.

                                The Fund uses proprietary,
                                quantitatively-derived investment models to build a large cap growth portfolio of stocks with above average growth potential by tactically rotating among industry sectors and styles which include but are not limited to momentum, earnings yield, earnings variability, dividend yield, and volatility. In addition, the portfolio managers analyze the proposed trades and the current portfolio in light of market conditions and company fundamentals. Economic conditions may warrant the consideration of other factors when selecting individual stocks.

                                The Fund will generally exhibit risk
                                characteristics similar to the large cap growth market.
GROWTH FUNDS:
GROWTH INVESTING FOCUSES ON COMPANIES BELIEVED TO HAVE ABOVE-AVERAGE POTENTIAL FOR GROWTH IN REVENUE AND EARNINGS. REFLECTING THE MARKET'S HIGH EXPECTATIONS FOR SUPERIOR GROWTH, THE PRICES OF SUCH STOCKS ARE TYPICALLY ABOVE-AVERAGE IN RELATION TO SUCH MEASURES AS REVENUE, EARNINGS, BOOK VALUE, AND DIVIDENDS.

THE S&P 500/BARRA GROWTH INDEX:
CONSISTS OF THOSE DOMESTIC STOCKS INCLUDED IN THE S&P 500 INDEX WHICH ADHERE TO A GROWTH INVESTMENT STYLE. AS OF THE DATE OF THIS PROSPECTUS, THE S&P 500/BARRA GROWTH INDEX STATISTICS WERE AS FOLLOWS: THE SMALLEST COMPANY HAD A MARKET CAPITALIZATION OF $ MILLION, THE LARGEST COMPANY A MARKET CAPITALIZATION OF $ BILLION, THE MEAN MARKET CAPITALIZATION WAS $31 BILLION, AND THE WEIGHTED AVERAGE MARKET CAPITALIZATION WAS $ BILLION.

(AMERICAN PERFORMANCE FUNDS LOGO)

(AMERICAN PERFORMANCE FUNDS LOGO)

    PROSPECTUS

                                The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment goal.

                                WHAT ARE THE MAIN RISKS OF INVESTING IN THIS
                                FUND?

                                Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                                - INVESTMENT STYLE RISK -- Investment style risk
                                  is the possibility that returns from large capitalization growth stocks will trail returns from other asset classes or the overall stock market.

                                - MARKET RISK -- Market risk is the possibility
                                  that the Fund's investments in equity
                                  securities will decline because of drops in the stock market. Stock markets tend to move in cycles, with periods of either rising or falling prices. The value of your investment will go up or down in response to these movements.

                                The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

                                For more information about these risks please refer to the section titled "Investment Practices and Risks."

                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

    PROSPECTUS

FUND SUMMARY

                                PERFORMANCE INFORMATION

                                The bar chart and the performance table below give some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.

                                This bar chart shows changes in the Fund's performance from year to year.*




                                 ANNUAL TOTAL RETURNS (PERIODS ENDED 12/31)+
                                (BAR CHART)

1995                                                                             35.99
1996                                                                             24.41
1997                                                                             32.88
1998                                                                             42.25
1999                                                                             27.71
2000                                                                            -23.77
2001                                                                             -12.8
2002                                                                            -24.19
2003                                                                             21.35
2004

                                * The performance information shown above is
                                  based on a calendar year. The Fund's total
                                  return from 1/1/05 to 9/30/05 was     %. Sales
                                  charges are not reflected in the bar chart and, if they were reflected, returns would be less than those shown.

                               Best Quarter:   Q4     1998     23.55%
                               Worst Quarter:  Q4     2000    -16.98%

    PROSPECTUS

                                This table compares the Fund's average annual total returns for periods ending December 31, 2004 to those of the S&P 500 Index and the S&P 500/BARRA Growth Index.



                                AVERAGE ANNUAL TOTAL RETURNS
                                (PERIODS ENDED 12/31/04)


                                                                 Since                  Since
                                                               Inception              Inception
                                                      1 Year   (11/3/97)   5 Years+   (6/10/94)+
                               -----------------------------------------------------------------
                               Growth Equity Fund(1)
                               -----------------------------------------------------------------
                               Return After Taxes on
                                Distributions*,(1)
                               -----------------------------------------------------------------
                               Return After Taxes on
                                Distributions and
                                Sale of Fund
                                Shares*,(1)
                               -----------------------------------------------------------------
                                                               (10/31/97)             (6/30/94)
                               S&P 500 Index(2)
                               -----------------------------------------------------------------
                                                               (10/31/97)             (6/30/94)
                               S&P 500/BARRA Growth
                                Index(3)
                               -----------------------------------------------------------------


                                * After tax returns are calculated using a
                                  standard set of assumptions. The stated
                                  returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Funds shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemptions, as well as the effect of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such IRA or 401(k) plans. The performance shown after tax reflects only the performance dating back to the commencement of operations of the Fund and does not include the performance of the predecessor fund prior to that date.

                                (1) Reflects maximum sales charge of 5.00%.

                                (2) The S&P 500 Index is an unmanaged index
                                    generally representative of the performance of large companies in the U.S. stock market.

                                (3) The S&P 500/BARRA Growth Index is an
                                    unmanaged index generally representative of the performance of large growth companies in the U.S. stock market.

                                + The above-quoted performance information includes the performance of a predecessor fund for the period from June 10, 1994 until the Growth Equity Fund commenced operations on November 3, 1997, adjusted to reflect the deduction of fees and expenses applicable to the Growth Equity Fund when the Fund commenced operations (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under

    PROSPECTUS

FUND SUMMARY

  the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Growth Equity Fund are materially equivalent to its predecessor fund and both are managed by the same personnel.

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.



Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)        0%
Maximum Deferred Sales Charge (Load)       0%
(as a percentage of net asset value)


------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                   0.69%+
Distribution/Service (12b-1) Fees          0.25%
Other Expenses                                 %
TOTAL ANNUAL FUND OPERATING EXPENSES           %

------------------------------------------------

 + During the last fiscal year, the Adviser voluntarily waived % of its Investment
   Advisory Fees. The fee waiver and
   reimbursements are expected to continue
   through December 31, 2006 but may be
   terminated at any time. Accordingly, actual annual fund operating expenses were as follows:


      Investment Advisory Fees             0.50%
      Distribution/Service (12b-1) Fees    0.25%
      Other Expenses                           %
      TOTAL ANNUAL FUND OPERATING EXPENSES     %

------------------------------------------------

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:


   1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------


                                                          ADDITIONAL
                                                          INFORMATION




                                                          DIVIDENDS
                                                          AND CAPITAL GAINS
                                                          Dividends are paid
                                                          quarterly; capital
                                                          gains, if any, are
                                                          paid annually.

                                                          INVESTMENT ADVISER
                                                          BOk Investment
                                                          Advisers, Inc.
                                                          Tulsa, OK

                                                          INCEPTION DATE
                                                          November 3, 1997

                                                          NET ASSETS AS OF
                                                          NOVEMBER 30, 2005
                                                          $  million

                                                          SUITABLE FOR IRAS
                                                          Yes

                                                          MINIMUM INITIAL
                                                          INVESTMENT
                                                          $1,000

                                                          NEWSPAPER
                                                          ABBREVIATION
                                                          Am Perform GroEq

                                                          AMERICAN PERFORMANCE
                                                          FUND NUMBER
                                                          010

                                                          CUSIP NUMBER
                                                          028846871

                                                          TICKER SYMBOL
                                                          APGEX

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Your Account

ADDITIONAL PERFORMANCE INFORMATION


This table shows the Fund's average annual total returns, with and without sales charge (load), as applicable, for periods ending December 31, 2004.


AVERAGE ANNUAL TOTAL RETURNS
 (PERIODS ENDED 12/31/04)





                                                 Since                     Since
                                               Inception                 Inception
Growth Equity Fund                  1 Year     (11/3/97)   5 Years(1)   (6/10/94)(1)
------------------------------------------------------------------------------------
  Without Load
------------------------------------------------------------------------------------
  With Load (5.00%)
------------------------------------------------------------------------------------



(1) The above-quoted performance information includes the performance of a predecessor fund for the period from June 10, 1994 until the Growth Equity Fund commenced operations on November 3, 1997, adjusted to reflect the deduction of fees and expenses applicable to the Growth Equity Fund when the Fund commenced operations (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Growth Equity Fund are materially equivalent to its predecessor fund and both are managed by the same personnel.

    PROSPECTUS

DISTRIBUTION/SERVICE (12b-1) FEES

The Funds (except the American Performance Institutional Money Market Funds) have adopted a plan under Rule 12b-1 that allows each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee is 0.25% of the average daily net assets of a Fund.

                                OPENING AN ACCOUNT

                                1. Read this prospectus carefully.

                                2. Determine how much you want to invest. The
                                   minimum investment for the American
                                   Performance Funds is as follows:

                                   - INITIAL PURCHASE:  $1,000 for each Fund

                                   - ADDITIONAL PURCHASES:  $100 for each Fund.

                                   These minimums may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, qualified pension plans, similar plans, or other employer plans. For more information on IRAs, Keoghs, or similar plans, contact the Funds at (918) 588-6586. The minimum investment in the Auto Invest Plan is $100. Please refer to the section titled "Additional Investor Services."

                                3. Complete the appropriate parts of the Account
                                   Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

    PROSPECTUS

BUYING SHARES

        OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
By Mail
-    Make out a personal check or   -    Make out a personal check or
     bank draft for the investment       bank draft for the investment
     amount (at least $1,000),           amount payable (at least
     payable to the American             $100) to the American
     Performance Funds.                  Performance Funds.

-    Deliver the check or bank      -    Deliver the check or bank
     draft and your completed            draft and investment slip
     Account Registration Form to        attached to your account
     the Funds' Custodian at Bank        statement (or, if
     of Oklahoma, N.A., Attention:       unavailable, provide the Fund
     American Performance Funds,         name, amount invested,
     P.O. Box 182730, Columbus,          account name, and account
     Ohio 43218-2730.                    number) to the Funds'
                                         Custodian at Bank of
                                         Oklahoma, N.A., Attention:
                                         American Performance Funds,
                                         P.O. Box 182730, Columbus,
                                         Ohio 43218-2730.
----------------------------------------------------------------------
By Overnight Mail
-    Make out a personal check or   -    Make out a personal check or
     bank draft for the investment       bank draft for the investment
     amount (at least $1,000),           amount payable (at least
     payable to the American             $100) to the American
     Performance Funds.                  Performance Funds.

-    Deliver the check or bank      -    Deliver the check or bank
     draft and your completed            draft and investment slip
     Account Registration Form to        attached to your account
     c/o BISYS Fund Services,            statement (or, if
     Attn: T.A. Operations,              unavailable, provide the Fund
     American Performance Funds,         name, amount invested,
     3435 Stelzer Road, Columbus,        account name, and account
     Ohio 43219-3035.                    number) to c/o BISYS Fund
                                         Services, Attn: T.A.
                                         Operations, American
                                         Performance Funds, 3435
                                         Stelzer Road, Columbus, Ohio
                                         43219-3035.
----------------------------------------------------------------------
        All purchases made by check should be in U.S. dollars.
  Third party checks, credit card checks, starter checks on initial purchases, traveler's checks, money orders or cash will not be accepted.

    PROSPECTUS

           OPENING AN ACCOUNT                      ADDING TO AN ACCOUNT
By Telephone or Wire Transfer
- Call (800) 762-7085 for instructions    - Deliver your completed Account
  on opening an account by wire             Registration Form to the Funds at:
  transfer.                                 c/o BISYS Fund Services
                                            Attn: T.A. Operations
                                            3435 Stelzer Rd.
                                            Columbus, OH 43219

                                          - To place an order by telephone call
                                            the Funds at (800) 762-7085 for
                                            instructions on purchasing additional
                                            shares by wire transfer.

                                          - Your bank may charge a fee to wire
                                            funds.
---------------------------------------------------------------------------------
By Electronic Funds Transfer
- Your bank must participate in the       - Establish the electronic purchase
  Automated Clearing House and must be a    option on your Account Registration
  U.S. bank.                                Form or call (800) 762-7085.

                                          - Call (800) 762-7085 to arrange an
                                            electronic purchase.

                                          - Your bank may charge a fee to
                                            electronically transfer funds.
---------------------------------------------------------------------------------

    PROSPECTUS

SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to the Funds'
                                              Custodian at Bank of Oklahoma, N.A.,
                                              Attention: American Performance Funds,
                                              P.O. Box 182730, Columbus, Ohio
                                              43218-2730.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------
By Overnight Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the Fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.

                                            - Include the account owner
                                              signature(s).

                                            - Mail the materials to American
                                              Performance Funds, c/o BISYS Fund
                                              Services, Attn: T.A. Operations, 3435
                                              Stelzer Road, Columbus, Ohio
                                              43219-3035.

                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------

    PROSPECTUS

TO SELL SOME OR ALL OF YOUR SHARES
By Phone
- Accounts of any type.                     - Call (800) 762-7085 with instructions
                                              as to how you wish to receive your
- Sales of any amount.                        funds (mail, wire, electronic
                                              transfer).
------------------------------------------------------------------------------------
By Wire
- Accounts of any type which have elected   - Call (800) 762-7085 to request a wire
  the wire option on the Account              transfer.
  Registration Form.
                                            - If you call by 4 p.m. Eastern time,
- Sales of any amount.                        your payment will normally be wired to
                                              your bank on the next business day.

                                            - The Fund may charge a wire fee.

                                            - Your bank may charge a fee to wire
                                              funds.
------------------------------------------------------------------------------------
By Electronic Funds Transfer
- Accounts of any type.                     - Call (800) 762-7085 to request an
                                              electronic funds transfer.
- Sales of any amount.
                                            - If you call by 4 p.m. Eastern time,
- Shareholders with accounts at a U.S.        the NAV of your shares will normally
  bank which participates in the Automated    be determined on the same day and you
  Clearing House.                             will receive your proceeds within a
                                              week after your request is received.

                                            - Your bank may charge a fee to
                                              electronically transfer funds.
------------------------------------------------------------------------------------

    PROSPECTUS

Selling Shares in Writing. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee unless:

- the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

- the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a signature guarantee.


Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, the Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.



Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your shares at net asset value if your account balance in the Fund drops below $500. Before the Fund exercises its right to redeem your shares you will be given at least 60 days written notice to give you time to add to your account and avoid selling your shares.



Postponement of Redemption Request. The Fund may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under "Selling Your Shares" in this section.



Redemption In Kind. The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


Undeliverable Redemption and Distribution Checks. For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

    PROSPECTUS

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -


REVENUE SHARING



BOk Investment Advisers, Inc., and from time to time, other affiliates of BOk Investment Advisers, Inc., at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents for the sale and distribution and/or for the servicing of the shares of the Funds. Shareholder Servicing Agents include investment advisers, broker-dealers, financial planners, banks, insurance companies, retirement or 401(k) plans, plan sponsors and other financial intermediaries, and may be affiliated with BOk Investment Advisers, Inc. These additional cash incentives, sometimes referred to as "Revenue Sharing Arrangements," are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives, and Shareholder Servicing Agent management representatives. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. BOk Investment Advisers may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of shares sold.

    PROSPECTUS

EXCHANGING SHARES


How to Exchange Your Shares. Shares of any American Performance Equity Fund or Bond Fund may be exchanged for shares of any American Performance Fund. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to shareholders.


A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

TRANSACTION POLICIES


Valuation of Shares. The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.



EQUITY FUNDS



- The net asset value of the Growth Equity Fund is determined on each business day as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time) on each day in which the NYSE is open for regular trading,
  except for the following days in 2006: October   and November   .



- The assets in the Fund are valued at market value other than short-term fixed income securities, which are valued at amortized cost. If market quotations are not readily available, the securities will be valued at fair value by the Funds' Pricing Committee. For further information about valuation of investments, see the Statement of Additional Information.


Buy and Sell Prices. When you buy shares, you pay the net asset value next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the net asset value next determined after your order is received by the Fund or its designated agent.


Fair Value Pricing Policies. The Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Fund's

    PROSPECTUS

Pricing Committee, under the supervision of the Board of Trustees, will employ certain methodologies to determine a fair value for the securities. Fair value pricing should result in a more accurate determination of the Fund's net asset value price, which should eliminate the potential for arbitrage in a Fund.



A "significant event" is one that occurred prior to the valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's foreign investments are generally limited to debt securities issued by foreign banks and foreign branches or subsidiaries of U.S. banks. Thus, the situations in which the Fund will be required to fair value price due to a significant event is limited.



Market Timing. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of the Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures. Exchanges between Funds are limited to three in any calendar quarter. We also reserve the right to suspend any account in which we have identified a pattern of excessive or abusive trading. Such accounts will be prohibited from engaging in additional purchase and exchange transactions.


We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems. Our ability to monitor trades in omnibus accounts in particular is extremely limited and we will not be able to detect market timing activities in such accounts.

We will apply our policies and procedures uniformly to all Fund shareholders. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

ADDITIONAL INVESTOR SERVICES

Auto Invest Plan (AIP). AIP lets you set up periodic additional investments in the Funds of your choice through automatic deductions from your bank account. The minimum investment amount is $100 per month or quarter per Fund. To establish, complete the appropriate section in the Account Registration Form. The minimum initial investment in the AIP is $100 and the minimum for subsequent investments is $50. To participate in AIP from your bank account, please attach a voided check to your Account Registration Form.

Directed Dividend Option. By selecting the appropriate box in the Account Registration Form, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another American Performance Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the

    PROSPECTUS
reinvestment will be suspended and your distributions paid to you. The Fund may modify or terminate this directed dividend option without notice. You can change or terminate your participation in the directed dividend option at any time.

Systematic Withdrawal Plan (SWP). If you have at least $10,000 in your account, you may use SWP, which allows you to receive regular distributions from your account. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly or quarterly basis. You may arrange to receive regular distributions from your account via check by completing the appropriate section in the Account Registration Form and attaching a voided check or by calling (800) 762-7085. The maximum withdrawal per year is 12% of the account value at the time of election.

DIVIDENDS AND CAPITAL GAINS


As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Growth Equity Fund declares and pays income dividends quarterly. The Fund distributes capital gains it has realized, if any, at least once a year.


We will automatically reinvest any income and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                           American Performance Funds
                            c/o BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

- Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distributions you would otherwise be

    PROSPECTUS
  entitled to receive from your Fund investments as well as a portion of any proceeds you would normally receive from selling Fund shares.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.


- Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (for example, if such income or capital gains were included in the price you initially paid for your shares). Note that you will generally have to pay taxes on Fund distributions whether you received them in the form of cash or additional Fund shares. The Internal Revenue Service treats most mutual fund distributions as ordinary income. One exception is gains from the sale of assets held by the Fund for more than one year, which, for an individual shareholder are typically taxed at a lower rate than ordinary income regardless of how long such shareholder has held Fund shares.



 For taxable years, beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.



- Tax Consequences of Selling or Exchanging Shares. If you sell or exchange Fund shares, any gain on the transaction will be subject to federal income tax.



- State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund, as well as on any capital gains you realize from selling or exchanging Fund shares.



- Dividends and Short-Term Capital Gains. The IRS treats any dividends and short-term capital gains you receive from the Fund as ordinary income.



- Special Considerations for Non-U.S. Shareholders. Capital gain dividends will not be subject to withholding. In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. This

    PROSPECTUS
  provision will first apply to the Fund in its taxable year beginning September 1, 2005.



 Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. Effective for dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.



- Investing in Foreign Securities. If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in this Fund will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt the Fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.



The portfolio managers of the Fund do not actively consider tax consequences when making investment decisions. From time to time, the Fund may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.


THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION. MORE INFORMATION ABOUT TAXES IS CONTAINED IN OUR STATEMENT OF ADDITIONAL INFORMATION.

ADDITIONAL INFORMATION ABOUT THE FUNDS


Disclosure of Portfolio Holdings. Information regarding the Fund's policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.



Investment in Exchange-Traded Funds. The Growth Equity Fund may invest in index-based exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)*").



* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) funds make any representations regarding the advisability of investing in an iShares(R) fund.



iShares(R) is a registered investment company unaffiliated with the Fund that offers several series, each of which seeks to replicate the performance of a stock

    PROSPECTUS
market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See "Investment Practices and Risks" for information regarding the risks associated with investment in an exchange-traded fund.



Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict the Fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Fund may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Management

                                INVESTMENT ADVISER

                                BOk Investment Advisers, Inc. ("BOk Investment Advisers"), a separate, wholly-owned subsidiary of Bank of Oklahoma, N.A., serves as the investment adviser to each of the Funds and, subject to the supervision of the Board of Trustees of the American Performance Funds, is responsible for the day-to-day management of their investment portfolios.

                                As of September 30, 2005, BOk Investment
                                Advisers had approximately $     billion in
                                assets under management and Bank of Oklahoma, N.A. and its affiliates had approximately $ billion in assets under management. Bank of Oklahoma, N.A. is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George
                                B. Kaiser. Through Bank of Oklahoma, N.A. and its other subsidiaries, BOK Financial provides a full array of trust, commercial banking and retail banking. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit life, accident, and health insurance on certain loans originated by its subsidiaries.

                                The aggregate investment advisory fees paid to BOk Investment Advisers, after voluntary fee reductions, by the Funds for the fiscal year ended August 31, 2005, were as follows:


                                                               % OF AVERAGE
                               FUND                             NET ASSETS
                               - Growth Equity Fund                    %



                                A discussion regarding the basis for the board of trustees approving the investment advisory agreement with BOk Investment Advisers, Inc. is available in the Funds' annual report to shareholders for the period ended August 31, 2005.

    PROSPECTUS

                                The persons primarily responsible for the day-to-day management of the Fund, as well as their previous business experience, are as follows:



PORTFOLIO MANAGER                                    BUSINESS EXPERIENCE
-----------------                                    -------------------
Nelson Ramos Da                             Since 2005, Mr. Da Conceicao has been
Conceicao                                   an equity fund manager at BOk
                                            Investment Advisers, Inc. In June
                                            2004, Mr. Da Conceicao joined BOk
                                            Investment Advisers, Inc. as a
                                            director of equity quantitative
                                            research. Prior to joining BOk
                                            Investment Advisers, Inc., Mr. Da
                                            Conceicao was a consultant for
                                            MSCI-Barra. He began his career as an
                                            equity derivatives trader with Societe
                                            Generale in 1998.
Jean Claude Gruet                           Since April 2005, Mr. Gruet has been
                                            Chief Investment Officer -- Equities
                                            for BOk Investment Advisers, Inc.
                                            Prior to joining BOk Investment
                                            Advisers, Inc., Mr. Gruet was the
                                            Chief Executive Officer of Kidderbrook
                                            Investment Management and prior to
                                            that the Director of the Investment
                                            Counsel Group of Eaton Vance
                                            Management in Boston. Mr. Gruet spent
                                            the first ten years of his career as
                                            an equity analyst in New York with
                                            Dean Witter Reynolds, Salomon
                                            Brothers, Inc., and UBS Securities.
Wes Verdel                                  Since 2005, Mr. Verdel has been an
                                            assistant equity fund manager of BOk
                                            Investment Advisers, Inc. In 2004, Mr.
                                            Verdel joined BOk Investment Advisers,
                                            Inc. in the equity management area.
                                            Prior to joining BOk Investment
                                            Advisers, Inc., Mr. Verdel attended
                                            the University of Tulsa, where he
                                            received a Masters of Science in
                                            Finance, and Yale University, where he
                                            received a Masters of Science in
                                            Electrical Engineering.
Michael C. Schloss                          Since 2000, Mr. Schloss has been an
                                            equity fund manager at BOk Investment
                                            Advisers, Inc. Prior to joining BOk
                                            Investment Advisers, Inc., Mr. Schloss
                                            was an investor relations analyst for
                                            The Williams Companies. He began his
                                            career as a financial consultant with
                                            Merrill Lynch in 1992. He also worked
                                            as an equity analyst for PRP Performa
                                            AG in Vaduz, Liechtenstein in 1998.



Additional information regarding each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of shares in Funds for which they are Portfolio Managers is available in the Statement of Additional Information.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Financial Highlights


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.



(AMERICAN PERFORMANCE FUND LOGO)          HOW TO READ THE FINANCIAL HIGHLIGHTS
TABLE
THIS EXPLANATION USES THE GROWTH EQUITY FUND AS AN EXAMPLE. THE FUND BEGAN FISCAL 2005 WITH A NET ASSET VALUE (PRICE) OF $1 PER SHARE. DURING THE YEAR, THE
FUND EARNED $    PER SHARE FROM INVESTMENT INCOME (INTEREST AND DIVIDENDS).


SHAREHOLDERS RECEIVED $    PER SHARE IN THE FORM OF DIVIDEND DISTRIBUTIONS. A
PORTION OF EACH YEAR'S DISTRIBUTIONS MAY COME FROM THE PRIOR YEAR'S INCOME.

THE EARNINGS ($    PER SHARE) MINUS THE DISTRIBUTIONS ($    PER SHARE) RESULTED
IN A SHARE PRICE OF $1 AT THE END OF THE YEAR. FOR A SHAREHOLDER WHO REINVESTED THE DISTRIBUTIONS IN THE PURCHASE OF MORE SHARES, THE TOTAL RETURN FROM THE FUND
WAS    % FOR THE YEAR.

AS OF AUGUST 31, 2005, THE FUND HAD $    MILLION IN NET ASSETS. FOR THE YEAR,
ITS EXPENSE RATIO AFTER FEE WAIVERS WAS    % ($  PER $1,000 OF NET ASSETS); AND
ITS NET INVESTMENT INCOME AMOUNTED TO    % OF ITS AVERAGE NET ASSETS.

    PROSPECTUS

 GROWTH EQUITY FUND


                                                              YEAR ENDED AUGUST 31,
                                               ---------------------------------------------------
                                                2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year             $  8.84   $   8.47   $   9.95   $  16.57   $  15.46
--------------------------------------------------------------------------------------------------

Investment Activities
 Net investment income (loss)                     0.03       0.03         --      (0.04)     (0.04)
 Net realized/unrealized gains (losses) on
   investment transactions                        0.05       0.37      (1.48)     (6.17)      3.10
                                               --------------------------------------------------
     Total from Investment Activities             0.08       0.40      (1.48)     (6.21)      3.06
                                               --------------------------------------------------

Distributions
 Net investment income                           (0.03)     (0.03)        --         --         --
 Net realized gains on investment
   transactions                                     --         --         --      (0.41)     (1.95)
                                               --------------------------------------------------
     Total Distributions                         (0.03)     (0.03)        --      (0.41)     (1.95)
--------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                   $  8.89   $   8.84   $   8.47   $   9.95   $  16.57

--------------------------------------------------------------------------------------------------

Total Return (excludes sales charge)              0.88%      4.75%    (14.83)%   (38.04)%    20.45%

--------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
 Net Assets at end of year (000)               $37,506   $ 86,236   $ 76,585   $ 89,439   $175,449

 Ratio of expenses to average net assets          1.09%      1.08%      1.08%      1.07%      1.07%

 Ratio of net investment income (loss) to
   average net assets                             0.33%      0.39%      0.03%     (0.27)%   (0.23)%

 Ratio of expenses to average net assets*         1.28%      1.27%      1.27%      1.26%      1.28%

 Portfolio turnover                             175.50%     32.67%     42.81%     70.46%    124.30%

--------------------------------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Investment Practices
and Risks

INVESTMENT PRACTICES


The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The "Fund Summary" section earlier in the prospectus provides a description of the Fund's principal investment strategy and risks while the table below provides a list of the securities and techniques used by the Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a discussion of risk.







INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
AMERICAN DEPOSITORY                             X            - Market
RECEIPTS (ADRS):                                             - Political
ADRs are foreign                                             - Foreign
shares of a company                                            Investment
held by a U.S. bank
that issues a receipt
evidencing ownership.
Dividends are paid in
U.S. dollars.
--------------------------------------------------------------------------------
BANKERS' ACCEPTANCES:                           X            - Credit
Bills of exchange or                                         - Liquidity
time drafts drawn on                                         - Interest Rate
and accepted by a
commercial bank.
Maturities are
generally six months
or less.
--------------------------------------------------------------------------------

    PROSPECTUS


INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
CALL AND PUT OPTIONS:                           X            - Credit
A call option gives                                          - Market
the buyer the right                                          - Leverage
to buy, and obligates
the seller of the
option to sell, a
security at a
specified price. A
put option gives the
buyer the right to
sell, and obligates
the seller of the
option to buy a
security at a
specified price. The
Funds will sell only
covered call and
secured put options.
--------------------------------------------------------------------------------
CERTIFICATES OF                                 X            - Credit
DEPOSIT:                                                     - Liquidity
Negotiable                                                   - Interest Rate
instruments with a
stated maturity.
--------------------------------------------------------------------------------
COMMERCIAL PAPER:                               X            - Credit
Secured and unsecured                                        - Liquidity
short-term promissory                                        - Interest Rate
notes issued by                                              - Foreign
corporations and                                               Investment
other entities
including foreign
entities. Maturities
generally vary from a
few days to nine
months.
--------------------------------------------------------------------------------
COMMON STOCK:                X                               - Market
Shares of ownership
of a company.
--------------------------------------------------------------------------------
CONVERTIBLE                                     X            - Market
SECURITIES:                                                  - Credit
Bonds or preferred
stock that convert to
common stock.
--------------------------------------------------------------------------------

    PROSPECTUS


INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
DERIVATIVES:                                    X            - Management
Instruments whose                                            - Market
value is derived from                                        - Credit
an underlying                                                - Liquidity
contract, index or                                           - Leverage
security, or any
combination thereof,
including futures,
options (e.g., put
and calls), options
on futures, swap
agreements, and some
mortgage-backed
securities.
--------------------------------------------------------------------------------
EXCHANGE-TRADED                                 X            - Market
FUNDS:                                                       - Liquidity
Securities that are
issued by investment
companies and traded
on securities
exchanges. Certain
Funds may invest in
iShares in excess of
statutory limitations
in reliance on an
exemptive order
issued to iShares,(R)
Inc. and iShares(R)
Trust.
--------------------------------------------------------------------------------
FOREIGN SECURITIES:                             X            - Market
Stocks issued by                                             - Political
foreign companies, as                                        - Liquidity
well as commercial                                           - Foreign
paper of foreign                                               Investment
issuers and
obligations of
foreign banks,
overseas branches of
U.S. banks and
supranational
entities.
--------------------------------------------------------------------------------

    PROSPECTUS


INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
FUTURES AND RELATED                             X            - Management
OPTIONS:                                                     - Market
A contract providing                                         - Credit
for the future sale                                          - Liquidity
and purchase of a                                            - Leverage
specified amount of a
specified security,
class of securities,
or an index at a
specified time in the
future and at a
specified price.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES:                            X            - Liquidity
Each Money Market                                            - Market
Fund may invest up to
10% and each Bond
Fund and each Equity
Fund may invest up to
15% of its net assets
in securities that
are illiquid.
Illiquid securities
are those securities
which cannot be
disposed of in the
ordinary course of
business, seven days
or less, at
approximately the
value at which the
Fund has valued the
securities.
--------------------------------------------------------------------------------

    PROSPECTUS


INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
INVESTMENT COMPANY                              X            - Market
SECURITIES:
Each of the Funds may
invest up to 5% of
its assets in the
shares of any one
investment company,
but may not own more
than 3% of the
securities of any one
registered investment
company or invest
more than 10% of its
assets in the
securities of other
registered investment
companies. In
addition, pursuant to
an exemptive order
received from the
Securities and
Exchange Commission,
each of the Bond and
Equity Funds may
invest up to 25% of
its assets in shares
of American
Performance Money
Market Funds.
--------------------------------------------------------------------------------

    PROSPECTUS


INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
INVESTMENT GRADE                                X            - Interest Rate
BONDS:                                                       - Credit
Interest-bearing or
discounted
government,
municipal, or
corporate securities
that obligate the
issuer to pay the
bondholder a
specified sum of
money, usually at
specific intervals,
and to repay the
principal amount of
the loan at maturity.
Investment grade
bonds are those rated
BBB or better by S&P
or Baa or better by
Moody's or similarly
rated by other
nationally recognized
statistical rating
organizations, or, if
not rated, determined
to be of comparable
quality by the
Adviser.
--------------------------------------------------------------------------------

    PROSPECTUS


INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
MONEY MARKET                 X                               - Interest Rate
INSTRUMENTS:                                                 - Credit
Investment-grade,
U.S.
dollar-denominated
debt securities that
have remaining
maturities of one
year or less. These
securities may
include U.S.
government
obligations,
commercial paper and
other short-term
corporate
obligations,
repurchase agreements
collateralized with
U.S. government
securities,
certificates of
deposit, bankers'
acceptances, and
other financial
institution
obligations. These
securities may carry
fixed or variable
interest rates.
--------------------------------------------------------------------------------
MORTGAGE-BACKED                                 X            - Pre-payment
SECURITIES:                                                  - Credit
Debt obligations                                             - Interest Rate
secured by real                                              - Regulatory
estate loans and
pools of loans. These
include
collateralized
mortgage obligations
and real estate
mortgage investment
conduits.
--------------------------------------------------------------------------------
PREFERRED STOCK:                                X            - Market
Preferred stocks are
equity securities
that generally pay
dividends at a
specified rate and
have preference over
common stock in the
payment of dividends
and liquidation.
Preferred stock
generally does not
carry voting rights.
--------------------------------------------------------------------------------

    PROSPECTUS


INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
REPURCHASE                                      X            - Credit
AGREEMENTS:
The purchase of a
security and the
simultaneous
commitment to return
the security to the
seller at an agreed
upon price on an
agreed upon date.
This is treated as a
loan by a Fund.
--------------------------------------------------------------------------------
REVERSE REPURCHASE                              X            - Credit
AGREEMENT:                                                   - Leverage
The sale of a
security and the
simultaneous
commitment to buy the
security back at an
agreed upon price on
an agreed upon date.
This is treated as a
borrowing by a Fund.
--------------------------------------------------------------------------------
RESTRICTED                                      X            - Liquidity
SECURITIES:                                                  - Market
Securities not
registered under the
Securities Act of
1933, such as
privately placed
commercial paper and
Rule 144A securities.
--------------------------------------------------------------------------------
SECURITIES LENDING:                             X            - Leverage
The lending of up to                                         - Liquidity
33 1/3% of a Fund's                                          - Credit
total assets. In
return the Fund will
receive cash, other
securities, and/or
letters of credit.
--------------------------------------------------------------------------------
TIME DEPOSITS:                                  X            - Liquidity
Non-negotiable                                               - Credit
receipts issued by a                                         - Interest Rate
bank in exchange for
the deposit of funds.
--------------------------------------------------------------------------------

    PROSPECTUS


INSTRUMENT               PRINCIPAL         NONPRINCIPAL          RISK TYPE
U.S. TREASURY                                   X            - Interest Rate
OBLIGATIONS:
Bills, notes, bonds,
Ginnie Maes,
separately traded
registered interest
and principal
securities, and
coupons under bank
entry safekeeping.
--------------------------------------------------------------------------------
VARIABLE AND FLOATING                           X            - Credit
RATE INSTRUMENTS:                                            - Liquidity
Obligations with                                             - Interest Rate
interest rates which
are reset daily,
weekly, quarterly or
some other period and
which may be payable
to the Fund on
demand.
--------------------------------------------------------------------------------
WARRANTS:                                       X            - Interest Rate
Securities, typically                                        - Credit
issued with preferred
stock or bonds, that
give the holder the
right to buy a
proportionate amount
of common stock at a
specified price.
--------------------------------------------------------------------------------
WHEN-ISSUED                                     X            - Interest Rate
SECURITIES:                                                  - Leverage
Contract to purchase                                         - Liquidity
securities at a fixed                                        - Credit
price for delivery at
a future date.

    PROSPECTUS

                                       34
INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.




- Credit Risk

  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.


- Foreign Investment Risk
  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

- Interest Rate Risk
  The risk that debt prices overall will decline over short or even long periods due to rising interest

    PROSPECTUS
  rates. A rise in rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter term securities, moderate for intermediate-term securities, and high for longer-term securities.

- Investment Style Risk
  The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

- Leverage Risk
  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

- Liquidity Risk
  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

    PROSPECTUS

                                       36
INVESTMENT PRACTICES AND RISKS

- Management Risk
  The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- Market Risk
  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Political Risk
  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Pre-Payment/Call Risk
  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. Changes in pre-payment/call rates can result in greater price and yield volatility.

  Pre-payments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for

    PROSPECTUS
  securities with an intermediate-term maturity, and high for securities with a long-term maturity.

- Regulatory Risk
  The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.


- Tax Risk

  The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

    PROSPECTUS

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

Glossary of Investment Terms

ALTERNATIVE MINIMUM TAX
A measure designed to assure that individuals pay at least a minimum amount of federal income taxes. Certain securities used to fund private, for-profit activities are subject to AMT.

BALANCED FUND
A mutual fund that seeks to provide some combination of income, capital growth, and conservation of principal by investing in stocks, bonds, and/or money market instruments.

BOND
A debt security issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

CREDIT QUALITY
A measure of a bond issuer's ability to repay interest and principal in a timely manner.

DIVERSIFIED
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security or industry.

DIVIDENDS
Payment to shareholders of income from interest or dividends generated by a fund's investments.

FIXED INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

GROWTH STOCKS
Stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, the prices of growth stocks often are relatively high in comparison to revenue, earnings, book value, and dividends.

    PROSPECTUS

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

INVESTMENT GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers' acceptances.

MUNICIPAL SECURITY
Debt obligations issued by a state or local government. Interest income from municipal securities, and therefore dividend income from municipal bond funds, is generally free from federal income taxes, as well as taxes in the state in which the securities were issued.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

OPERATING EXPENSES
The percentage of a fund's average net assets used to pay its expenses. Operating expenses include investment advisory fees, distribution/service (12b-1) fees, and administration fees.

    PROSPECTUS

                                       40
GLOSSARY OF INVESTMENT TERMS

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VALUE STOCKS
Stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison to such factors as revenue, earnings, book value, and dividends.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest and dividends) earned by an investment, expressed as a percentage of the investment's price.

              (AMERICAN PERFORMANCE FUNDS LOGO)

                           AMERICAN PERFORMANCE FUNDS

MORE INFORMATION

INVESTMENT ADVISER & ADMINISTRATOR
BOk Investment Advisers, Inc.
Bank Oklahoma Tower
Tulsa, Oklahoma 74103

DISTRIBUTOR &
SUB-ADMINISTRATOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio
43219-3035

LEGAL COUNSEL
Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, DC 20005
                                 More information about the Funds is available without charge through the following:

                                 STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                 More detailed information about the American
                                 Performance Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                                 ANNUAL AND SEMI-ANNUAL REPORTS
                                 These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the American Performance Funds' performance during the last year.

                                 TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL
                                 REPORTS, OR MORE INFORMATION:

                                 BY TELEPHONE:
                                 Call 1-800-762-7085

                                 BY MAIL:
                                 American Performance Funds
                                 3435 Stelzer Road
                                 Columbus, Ohio 43219-3035

                                 BY INTERNET:
                                 http://www.apfunds.com

                                 FROM THE SEC:
                                 You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the American Performance Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.

                                 American Performance Funds' Investment Company Act registration number is 811-6114.

                       STATEMENT OF ADDITIONAL INFORMATION

                           AMERICAN PERFORMANCE FUNDS

                     AMERICAN PERFORMANCE MONEY MARKET FUNDS
                         AMERICAN PERFORMANCE BOND FUNDS
                        AMERICAN PERFORMANCE EQUITY FUNDS


                                 JANUARY 1, 2006



     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for the American Performance Money Market Funds, the American Performance Bond Funds, and the American Performance Equity Funds, each dated January 1, 2006. This Statement of Additional Information is incorporated in its entirety into those Prospectuses. A copy of each Prospectus for the American Performance Funds (the "Funds") may be obtained by writing to the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning (800) 762-7085.



     The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the American Performance Funds' Annual Report for the fiscal year ended August 31, 2005, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report dated as of August 31, 2005 may be obtained without charge by contacting the Distributor, BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at 1-800-762-7085.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE FUNDS................................................................
INVESTMENT OBJECTIVE AND POLICIES........................................
ADDITIONAL INFORMATION ON THE FUNDS......................................
   The Money Market Funds................................................
   The Bond Funds........................................................
   The Equity Funds......................................................
ADDITIONAL INFORMATION ON FUND INSTRUMENTS...............................
   Asset-Backed Securities...............................................
   Bank Obligations......................................................
   Calls.................................................................
   Foreign Investments...................................................
   Futures Contracts.....................................................
   Investment Company Securities.........................................
   Loan Participation....................................................
   Mortgage-Related Securities...........................................
   Municipal Securities..................................................
   Options...............................................................
   Private Placement Investments.........................................
   Puts..................................................................
   Repurchase Agreements.................................................
   Reverse Repurchase Agreements.........................................
   Securities Lending....................................................
   U.S. Government Obligations...........................................
   Variable Amount and Floating Rate Notes...............................
   When-Issued Securities................................................
   Zero Coupon Obligations...............................................
TEMPORARY DEFENSIVE POSITIONS............................................
INVESTMENT RESTRICTIONS..................................................
PORTFOLIO TURNOVER.......................................................
ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS..........................
   Taxation of the Funds.................................................
   Distributions.........................................................
   Exempt-Interest Dividends.............................................
   Selling Shares........................................................
   Hedging Transactions..................................................
   Backup Withholding....................................................
   Tax Shelter Reporting Regulations.....................................
   Shares Purchased Through Tax-Qualified Plans..........................
   Non-U.S. Shareholders.................................................
   Additional Information................................................
VALUATION................................................................
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........................
DEALER REALLOWANCE AND SALES CHARGES.....................................
MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS............................
   Trustees and Officers.................................................
   Code of Ethics........................................................
   Market Timing Policies and Procedures.................................
   Disclosure of Portfolio Holdings......................................
   Proxy Voting Policies and Procedures..................................
   Investment Adviser....................................................
   Distribution..........................................................
   Glass-Steagall Act....................................................
   Portfolio Transactions................................................
   Allocation of Initial Public Offerings................................
   Administrator.........................................................
   Sub-Administrator.....................................................

   Distributor...........................................................
   Custodian, Transfer Agent, and Fund Accountant........................
   Independent Registered Public Accounting Firm.........................
   Legal Counsel.........................................................
ADDITIONAL INFORMATION...................................................
DESCRIPTION OF SHARES....................................................
SHAREHOLDER AND TRUSTEE LIABILITY........................................
MISCELLANEOUS............................................................
FINANCIAL STATEMENTS.....................................................
APPENDIX.................................................................

                                    THE FUNDS


     The American Performance Funds (the "Funds") is a diversified open-end management investment company. The Funds presently consist of seventeen series of units of beneficial interest ("Shares"), representing interests in the following portfolios:



     American Performance Institutional U.S. Treasury Fund (the "Institutional U.S. Treasury Fund"), American Performance Institutional Cash Management Fund (the "Institutional Cash Management Fund"), American Performance Institutional Tax-Free Money Market Fund (the "Institutional Tax-Free Money Market Fund"), American Performance U.S. Treasury Fund (the "U.S. Treasury Fund"), American Performance Cash Management Fund (the "Cash Management Fund"), American Performance Bond Fund (the "Bond Fund"), American Performance Intermediate Bond Fund (the "Intermediate Bond Fund"), American Performance Intermediate Tax-Free Bond Fund (the "Intermediate Tax-Free Bond Fund"), American Performance Short-Term Income Fund (the "Short-Term Income Fund"), American Performance U.S. Tax-Efficient Large Cap Equity Fund (the "U.S. Tax-Efficient Large Cap Equity Fund"), American Performance U.S. Tax-Efficient Mid Cap Equity Fund (the "U.S. Tax-Efficient Mid Cap Equity Fund"), American Performance U.S. Tax-Efficient Small Cap Equity Fund (the "U.S. Tax-Efficient Small Cap Equity Fund"), American Performance Balanced Fund (the "Balanced Fund"), American Performance Growth Equity Fund (the "Growth Equity Fund"), American Performance Large Cap Equity Fund (the "Large Cap Equity Fund"), American Performance Mid Cap Equity Fund (the "Mid Cap Equity Fund"), and American Performance Small Cap Equity Fund (the "Small Cap Equity Fund").



     This Statement of Additional Information ("SAI") relates to all the Funds listed above except for the Institutional U.S. Treasury Fund, the Institutional Cash Management Fund, and the Institutional Tax-Free Money Market Fund for which there is a separate SAI also dated January 1, 2006. With respect to the Funds described in this SAI, the Trust offers both Class A and Institutional Class Shares for the Bond Fund, the Intermediate Bond Fund, the Short-Term Income Fund, the Intermediate Tax-Free Bond Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, the U.S. Tax-Efficient Mid Cap Equity Fund, the U.S. Tax-Efficient Small Cap Equity Fund, the U.S. Large Cap Equity Fund, the U.S. Mid Cap Equity Fund, and the U.S. Small Cap Equity Fund. Only Class A shares are offered for the U.S. Treasury Fund and the Cash Management Fund. The U.S. Treasury Fund and the Cash Management Fund are sometimes referred to as the "Money Market Funds," the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, and the Short-Term Income Fund are sometimes referred to as the "Bond Funds," and the U.S. Tax-Efficient Large Cap Equity Fund, the U.S. Tax-Efficient Mid Cap Equity Fund, the U.S. Tax-Efficient Small Cap Equity Fund, the Balanced Fund, the Growth Equity Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund, and the Small Cap Equity Fund are sometimes referred to as the "Equity Funds." The information contained in this document expands upon subjects discussed in the Prospectuses for the Funds. An investment in a Fund should not be made without first reading that Fund's Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

     The following policies supplement each Fund's investment objective and policies as set forth in the respective Prospectus for that Fund.

     The investment objective of each Fund is fundamental and may not be changed without a vote of the holders of a majority of the outstanding Shares of the respective Fund. There can be no assurance that the investment objective of each Fund will be achieved.

U.S. TREASURY FUND

The investment objective of the U.S. Treasury Fund is to seek current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, some of which may be subject to repurchase agreements.

CASH MANAGEMENT FUND

The investment objective of the Cash Management Fund is to seek current income with liquidity and stability of principal by investing in money market instruments which are considered by the Board of Trustees to present minimal credit risks.

BOND FUND

The investment objective of the Bond Fund is to maximize total return by investing primarily in an actively managed, diversified portfolio of short, intermediate and long term bonds and other fixed income securities.

INTERMEDIATE BOND FUND

The investment objective of the Intermediate Bond Fund is to seek current income, consistent with the preservation of capital, by investing primarily in a diversified portfolio of intermediate bonds and other fixed income securities.

INTERMEDIATE TAX-FREE BOND FUND

The investment objective of the Intermediate Tax-Free Bond Fund is to seek current income, consistent with the preservation of capital, that is exempt from federal income taxes by investing primarily in a diversified portfolio of intermediate term bonds and other fixed income securities.

SHORT-TERM INCOME FUND

The investment objective of the Short-Term Income Fund is to seek current income, consistent with preservation of capital, by investing primarily in a diversified portfolio of short-term bonds and other fixed income securities.


U.S. TAX-EFFICIENT LARGE CAP EQUITY FUND



The investment objective of the U.S. Tax-Efficient Large Cap Equity Fund is to seek growth of capital and, secondarily, income by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.



U.S. TAX-EFFICIENT MID CAP EQUITY FUND



The investment objective of the U.S. Tax-Efficient Mid Cap Equity Fund is to seek long-term capital appreciation.



U.S. TAX-EFFICIENT SMALL CAP EQUITY FUND



The investment objective of the U.S. Tax-Efficient Small Cap Equity Fund is to seek long-term capital appreciation by investing in U.S. small cap common stocks.


BALANCED FUND

The investment objective of the Balanced Fund is to seek current income and, secondarily, long-term capital growth by investing primarily in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

GROWTH EQUITY FUND

The investment objective of the Growth Equity Fund is to seek long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.


LARGE CAP EQUITY FUND



The investment objective of the Large Cap Equity Fund is to seek long-term capital appreciation.



MID CAP EQUITY FUND



The investment objective of the Mid Cap Equity Fund is to seek long-term capital appreciation.



SMALL CAP EQUITY FUND



The investment objective of the Small Cap Equity Fund is to seek long-term capital appreciation.


                       ADDITIONAL INFORMATION ON THE FUNDS

THE MONEY MARKET FUNDS

     All securities or instruments in which either of the Money Market Funds invests are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). All instruments in which either of the Money Market Funds invests will have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities. The average dollar-weighted maturity of the securities in each of the Money Market Funds will not exceed 90 days. Obligations purchased by the Money Market Funds are limited to U.S. dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks.

     The Cash Management Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical ratings organizations ("NRSROs") (e.g., "A-1" by Standard & Poor's Corporation ("S&P") and "Prime-1" by Moody's Investors Service, Inc. ("Moody's")); or (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Trustees and subject to the ratification of the Board of Trustees. See the Appendix for definitions of the foregoing instruments and rating systems.

     The Cash Management Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks. Concentration in obligations issued by commercial banks and bank holding companies will involve a greater exposure to economic, business, political, or regulatory changes that are generally adverse to banks and bank holding companies. Such changes could include significant changes in interest rates, general declines in bank asset quality, including real estate loans, and the imposition of costly or otherwise burdensome government regulations or restrictions. The Fund will not purchase securities issued by BOk Investment Advisers, Inc. ("BOk Investment Advisers" or "Adviser") or any of its affiliates.


     Obligations issued or guaranteed by U.S. government agencies or instrumentalities in which the Cash Management Fund may invest can vary significantly in terms of the credit risk involved. Obligations of certain agencies and instrumentalities of the U.S. government such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Cash Management Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser deems the credit risk with respect thereto to be minimal.


THE BOND FUNDS

     The Bond Fund, the Intermediate Bond Fund, and the Short-Term Income Fund will invest in debt securities only if they carry a rating within the three highest ratings categories assigned by an NRSRO at the time of purchase (e.g., at least "A" from Moody's or S&P (including all sub-classifications indicated by modifiers of such "A" ratings)) or, if unrated, are deemed by the Adviser under guidelines established by the Funds' Board of Trustees to present attractive opportunities and to be of comparable quality to the securities so rated. See "Appendix" for an explanation of these ratings.

     The Bond Fund and the Intermediate Bond Fund, under normal market conditions, will each invest at least 80% of the value of their net assets in bonds. For purposes of the above-stated policy, "bonds" includes any debt instrument with a remaining maturity of 90 days or more, at the time of purchase.

     Under normal market conditions at least 80% of the assets of the Intermediate Tax-Free Bond Fund will be invested in a diversified portfolio of obligations (such as bonds, notes, and debentures) issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, the interest on which is both exempt from federal income taxes and not treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Municipal Securities"). The Fund invests in Municipal Securities which are rated at the time of purchase within the three highest rating groups assigned by an NRSRO, in the case of bonds (e.g. at least A by Moody's or S&P) ; rated within the highest ratings category assigned by an NRSRO, in the case of notes (e.g., "SP-1" by S&P or "MIG-1" by Moody's); rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper (e.g., "A-1" or higher by S&P or "Prime-1" by Moody's); or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations, (e.g., "VMIG-1" by Moody's). This is a fundamental policy and may only be changed by the vote of a majority of the outstanding Shares of the Intermediate Tax-Free Bond Fund.

     Bonds, notes, and debentures in which the Bond Funds may invest may differ in interest rates, maturities and times of issuance. The market value of the Bond Funds' debt securities will change in response to interest rate changes and other factors. When market prices are unavailable or deemed to be inaccurate due to recent market developments, matrix pricing or fair value pricing will be utilized. During periods of falling interest rates, the value of outstanding debt securities generally rise. Conversely, during periods of rising interest rates, the value of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater fluctuations as a result of changes in interest rates. Conversely, securities with shorter maturities generally have less price movement than securities of comparable quality with longer maturities. Changes by NRSROs in the rating of any debt security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under conditions of default, changes in the value of a Bond Fund's portfolio securities generally will not affect cash income derived from these securities but will affect a Bond Fund's net asset value.

THE EQUITY FUNDS


     Under normal market conditions, the U.S. Tax-Efficient Large Cap Equity Fund, the Growth Equity Fund and the U.S. Tax-Efficient Small Cap Equity Fund will invest at least 80% of the value of their respective net assets in common stocks and securities convertible into common stocks of companies believed by the Adviser to be characterized by sound management and the ability to finance expected growth. The U.S. Tax-Efficient Large Cap Equity Fund, the Growth Equity Fund, and the U.S. Tax-Efficient Small Cap Equity Fund may also invest up to 20% of their respective net assets in preferred stocks, corporate bonds, notes, warrants, and cash equivalents. Corporate bonds will be rated at the time of purchase within the three highest ratings categories assigned by an NRSRO (e.g., at least "A" by Moody's or S&P) or, if not rated, found by the Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.


     Under normal market conditions, the Balanced Fund will invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, convertible preferred stocks and convertible debt instruments. The Balanced Fund's equity investments will be in companies believed by its Adviser to be undervalued. The Balanced Fund's debt securities will consist of securities such as bonds, notes, debentures and money market instruments. The average dollar-weighted portfolio maturity of debt securities held by the Balanced Fund will vary according to market conditions and interest rate cycles and will range between 1 year and 30 years under normal market conditions. While securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater market fluctuations as a result of changes in interest rates. The Balanced Fund's debt securities will consist of high grade securities, which are those securities rated within the three highest ratings categories assigned by an NRSRO at the time of purchase (e.g., at least "A" from Moody's or S&P (including all sub-classifications indicated by modifiers of such "A" ratings)) or, if not rated, found by the Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.

     It is a fundamental policy of the Balanced Fund that it will invest at least 25% of its total assets in fixed-income securities. For this purpose, fixed-income securities include debt securities, mortgage-related securities, nonconvertible preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.

     Certain debt securities such as, but not limited to, mortgage backed securities and CMOs, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. The Adviser determines the "effective maturity" of the securities based on the expected payment date (which is earlier than the stated maturity dates of the securities). For purposes of calculating the Balanced Fund's weighted average portfolio maturity, the effective maturity of such securities, as determined by the Adviser, will be used.

                   ADDITIONAL INFORMATION ON FUND INSTRUMENTS

     ASSET-BACKED SECURITIES

     The Cash Management Fund, Bond Fund, the Intermediate Bond Fund, and the Short-Term Income Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. These Funds will only purchase an asset-backed security if it is rated within the three highest ratings categories assigned by an NRSRO (e.g., at least "A" by S&P or Moody's). Asset-backed securities are generally considered to be illiquid.

     BANK OBLIGATIONS

     The Cash Management Fund, the Bond Funds, and the Equity Funds may invest in obligations of the banking industry such as bankers' acceptances, commercial paper, loan participations, bearer deposit notes, promissory notes, floating or variable rate obligations, certificates of deposit, and demand and time deposits.

     Bankers' acceptances: Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Funds will invest in only those bankers' acceptances guaranteed by domestic and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

     Certificates of deposit: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which, at the time of purchase, have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase, in excess of the equivalent of $1 billion. The Funds may also invest in Eurodollar certificates of deposit which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States and Yankee certificates of deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

     In addition, the Funds may invest in bearer deposit notes, which are negotiable time deposits with a specific maturity date issued by a bank, and time deposits, which are interest bearing non-negotiable deposits at a bank that have a specific maturity date.

     Commercial paper: Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of nine months or less and fixed rates of return.

     The Funds may also invest in Canadian commercial paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar-denominated commercial paper of a foreign issuer.

     The Bond, Intermediate Bond, and Short-Term Income Funds will only purchase commercial paper rated at the time of purchase within the highest ratings categories assigned by an NRSRO (e.g., A-1 by S&P, Prime-1 by Moody's or F- 1 by Fitch Investors Service) or, if not rated, found by the Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.

     CALLS

     The Bond Funds and the Equity Funds may write (sell) "covered" call options and purchase options to close out options previously written by the Fund. Such options must be listed on a national securities exchange. The purpose of each Fund in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option.

     A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Bond Funds and the Equity Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns. In order to comply with the requirements of the securities laws in several states, a Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or currencies subject to put options exceeds 25% of the market value of the Fund's net assets. When market prices are unavailable or deemed to be inaccurate due to recent market developments, matrix pricing or fair value pricing will be utilized.

     Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which a Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Bond Funds and the Equity Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging or mortgaging of its net assets.

     The premium received is the fair market value of an option. The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed, or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

     Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

     A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

     FOREIGN INVESTMENTS

     The Cash Management Fund, the Bond Fund, the Intermediate Bond Fund, the Short-Term Income Fund, and the Equity Funds may, subject to their investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches, agencies or subsidiaries of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Special U.S. tax considerations may apply to a Fund's foreign investments.

     Each Equity Fund may also invest in foreign securities through the purchase of sponsored and unsponsored American Depositary Receipts and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian commercial paper, and in Europaper (U.S. dollar-denominated commercial paper of a foreign issuer).

     The Bond, Intermediate Bond, and Short-Term Income Funds may also invest in Canadian, Supra-national, and World Bank Bonds, Eurodollars, and similar instruments. Investment in foreign securities is subject to special risks, such as future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions.

     FUTURES CONTRACTS

     The Bond Funds and the Equity Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

     When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

     The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

     Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities. A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

     Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Bond Fund's or an Equity Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a Bond Fund's or an Equity Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Bond Funds' or Equity Funds' qualification as a regulated investment company ("RIC").

     INVESTMENT COMPANY SECURITIES


     Each Fund, except the Money Market Funds, may invest in shares of other investment companies, including the American Performance Money Market Funds. The Funds may invest up to 5% of their respective total assets in the securities of any one investment company, but may not own more than 3% of the securities of any investment company or invest more than 10% of their respective total assets in the securities of other investment companies. These investment companies typically pay an investment advisory fee out of their assets. Therefore, investments may be subject to duplicate management, advisory and distribution fees.


     Pursuant to an exemptive order, dated July 8, 2003, received from the Securities and Exchange Commission, each of the Funds, may invest up to 25% of their respective assets in shares of the American Performance Money Market Funds.


     Certain of the Funds may invest in iShares(R)*, an exchange-traded fund, in excess of the statutory limitations stated above in reliance on an exemptive order dated April 15, 2003, issued to iShares,(R) Inc. and iShares(R) Trust.



*iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R)Funds make any representations regarding the advisability of investing in an iShares(R) fund.


     LOAN PARTICIPATION

     The Cash Management Fund may purchase certain loan participation interests. Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal, and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation

(such as commercial paper) of such borrower. Moreover, under the terms of the loan participation the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The Cash Management Fund intends to limit investments in loan participation interests to 5% of its total assets.

     MORTGAGE-RELATED SECURITIES


     Each of the Funds may, consistent with its investment objective, restrictions and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The U.S. Tax-Efficient Large Cap Equity Fund, the Growth Equity Fund, the U.S. Tax-Efficient Small Cap Equity Fund, and the Intermediate Tax-Free Bond Fund will each limit its total investment in such securities to 5% or less of net assets.


     Mortgage-related securities, for purposes of the Funds' Prospectuses and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     The U.S. Treasury Fund will invest only in mortgage-related securities backed by the full faith and credit of the U.S. government.

     The Cash Management Fund and the Balanced Fund also may invest in collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. The Cash Management Fund will only invest in collateralized mortgage obligations which meet the quality requirements of Rule 2a-7 under the 1940 Act. Collateralized mortgage obligations will be purchased only if rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if not rated, found by the Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.

     MUNICIPAL SECURITIES

     As a matter of fundamental policy, under normal market conditions, at least 80% of the net assets of the Intermediate Tax-Free Bond Fund will be invested in Municipal Securities, the income from which is both exempt from federal income taxes and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. As a matter of non-fundamental policy, the Intermediate Tax-Free Bond Fund will normally invest at least 80% of its assets in municipal securities which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. The Bond Fund, the Intermediate Bond Fund and the Short-Term Income Fund, under normal market conditions, may invest in Municipal Securities the income from which is not exempt from federal income taxes. Municipal Securities include debt obligations issued to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. The Intermediate Tax-Free Bond Fund may purchase short-term tax-exempt General Obligations Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Intermediate Tax-Free Bond Fund may invest in other types of tax-exempt investments, such as municipal bonds, private activity bonds, and pollution control bonds. The Intermediate Tax-Free Bond Fund may also purchase tax-exempt commercial paper. While the issuing state or local housing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

     The two principal classifications of Municipal Securities which may be held by the Intermediate Tax-Free Bond Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Intermediate Tax-Free Bond Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     The Intermediate Tax-Free Bond Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer.

     The Intermediate Tax-Free Bond Fund invests in Municipal Securities which are rated at the time of purchase within the three highest rating groups assigned by an NRSRO, in the case of bonds (e.g. at least A by Moody's or S&P ); rated within the highest ratings category assigned by an NRSRO, in the case of notes (e.g., "SP-1" by S&P or "MIG-1" by Moody's); rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper (e.g., "A-1" or higher by S&P or "Prime-1" by Moody's); or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations, (e.g., "VMIG-1" by Moody's). The Intermediate Tax-Free Bond Fund may also purchase Municipal Securities which are unrated at the time of purchase but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Funds' Board of Trustees. The applicable Municipal Securities ratings are described in the Appendix.

     There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Intermediate Tax-Free Bond Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

     Although the Intermediate Tax-Free Bond Fund may invest more than 25% of its net assets in (i) Municipal Securities whose issuers are in the same state
(ii) Municipal Securities the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, it does not presently intend to do so on a regular basis. To the extent the Intermediate Tax-Free Bond Fund's assets are concentrated in Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state, or are concentrated in private activity bonds, the Intermediate Tax-Free Bond Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

     The Intermediate Tax-Free Bond Fund may invest in short-term Municipal Securities up to 100% of its assets during temporary defensive periods.

     An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

     OPTIONS

     The Bond Funds and the Equity Funds may purchase call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Call options purchased by the foregoing Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

     The Bond Funds and the Equity Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than the exercise price of the option.

     Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. Each of the Bond Funds and Equity Funds will purchase call options and index options only when its total investment in such options immediately after such purchase, will not exceed 5% of its total assets.

     PRIVATE PLACEMENT INVESTMENTS

     The Cash Management Fund, the Bond Funds, and the Equity Funds may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, and resold to qualified institutional buyers under Securities Act Rule 144A ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Bond Funds and the Equity Funds will not invest more than 15% of their net assets and the Cash Management Fund will not invest more than 10% of its net assets in Section 4(2) paper and illiquid securities unless the Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approve by the Board of Trustees, that any Section 4(2) paper held by a Fund in excess of this level is at all times liquid.

     Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will develop, the Board of Trustees and the Adviser, pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Funds' investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) paper could have the effect of reducing a Fund's liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.

     PUTS

     The Cash Management Fund, the Bond Funds, and the Equity Funds may acquire "puts" with respect to securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Cash Management Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

     The amount payable to a Fund upon its exercise of a "put" on debt securities is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

     Puts may be acquired by a Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security or to limit the potential losses involved in a decline in an equity security's market value.

     Each Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser's opinion, present minimal credit risks.

     REPURCHASE AGREEMENTS

     Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a financial institution such as a member bank of the Federal Deposit Insurance Corporation or a registered broker-dealer, which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Funds believes that, under the regular procedures normally in effect for custody of each Fund's securities subject to repurchase agreements and under applicable federal laws, a court of competent jurisdiction would rule in favor of a Fund if presented with the question. Securities subject to repurchase agreements will be held by each Fund's Custodian, Sub-Custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an investment company under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS

     Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, consistent with the Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

     SECURITIES LENDING

     Each of the Funds may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash, U.S. government securities, or other high quality debt instruments. This collateral must be valued daily by the Fund's Adviser and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities in loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Funds' Board of Trustees. Each Fund will limit securities loans to 33 1/3% of the value of its total assets.

     U.S. GOVERNMENT OBLIGATIONS

     The U.S. Treasury Fund invests exclusively in obligations issued or guaranteed by the U.S. government, some of which may be subject to repurchase agreements. All of the other Funds may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the government; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund (excluding however, the U.S. Treasury Fund) will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

     VARIABLE AMOUNT AND FLOATING RATE NOTES

     Commercial paper eligible for investment by the Cash Management Fund, the Bond Funds, and the Equity Funds may include variable amount and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a fair market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser or under guidelines established by the Funds' Board of Trustees to be of comparable quality, at the time of purchase, to rated instruments which are eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

     Municipal Securities purchased by the Intermediate Tax-Free Bond Fund may include rated and unrated variable and floating rate tax-exempt notes. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Intermediate Tax-Free Bond Fund will approximate their par value.

     Variable amount master demand notes in which the Cash Management Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Cash Management Fund and the issuer, they are not normally traded. Although there is no secondary market for the notes, the Cash Management Fund may demand payment of principal and accrued interest at any time. The period of time remaining until the principal amount actually can be recovered under a variable amount master demand note generally shall not exceed seven days. To the extent such maximum period were exceeded, the note in question would be considered illiquid. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Cash Management Fund will invest in variable amount master demand notes only where such notes are determined by its Adviser pursuant to guidelines established by the Funds' Board of Trustees to be of comparable quality to rated issuers or instruments eligible for investment by the Cash Management Fund. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average dollar-weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

     Variable or floating rate notes with stated maturities of more than one year may, based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities in accordance with such Rule.

     WHEN-ISSUED SECURITIES

     Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery at an unknown or unspecified settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund relies on the seller to consummate the trade and will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, its Custodian will set aside cash or liquid high grade securities equal to the amount of the commitment in a separate account with the Custodian or a Sub-Custodian of the Fund. Failure of the seller to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, a Fund's liquidity and the ability of the Adviser to manage it might be severely affected. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     ZERO COUPON OBLIGATIONS

     The Bond, the Intermediate Bond, and the Short-Term Income Funds may hold zero-coupon obligations issued by the U.S. Treasury and U.S. government agencies. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased only if, at the time of purchase, the yield spread, considered in light of the obligation's duration, is considered advantageous.

     Even though such bonds do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

                          TEMPORARY DEFENSIVE POSITIONS

     During temporary defensive periods as determined by the Adviser, the Bond Fund, the Intermediate Bond Fund, the Short-Term Income Fund, and the Equity Funds may hold up to 100% of its respective total assets in cash equivalents. The Intermediate Tax-Free Bond Fund may invest in short-term Municipal Securities up to 100% of its assets during temporary defensive periods.

                             INVESTMENT RESTRICTIONS

     Unless otherwise specifically noted, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund.

     None of the Funds may:

     1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account, except, in the case of the Intermediate Tax-Free Bond Fund, for use of short-term credit necessary for clearance of purchases of portfolio securities.

     2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

     3. Purchase or sell commodities or commodity contracts, except that each of the Bond Funds and the Equity Funds may invest in futures contracts if, immediately thereafter, the aggregate initial margin deposits for futures contracts, and premium paid for related options, does not exceed 5% of the Fund's total assets and the value of securities that are the subject of such futures and options (both for receipt and delivery) does not exceed one-third of the value of the Fund's total assets.

     4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs or leases (although investments by the Cash Management Fund, the Bond Funds, and the Equity Funds in marketable securities of companies engaged in such activities are not hereby precluded).

     5. Invest in any issuer for purposes of exercising control or management.

     6. Purchase or retain securities of any issuer if the officers or Trustees of the Funds or the officers or directors of its Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

     7. Invest more than 5% of a Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

     8. Purchase or sell real estate, including limited partnership interests, (however, each Fund, except a Money Market Fund, may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).


     9. Except with respect to the Growth Equity Fund, and the U.S. Tax-Efficient Small Cap Equity Fund, for as long as Shares of a Fund are registered in Arkansas and for so long as the State of Arkansas so requires, invest more than 10% of a Fund's total assets in the securities of issuers which are restricted as to disposition, other than restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. As of the date of this SAI, the State of Arkansas did not require this restriction.


     In addition, the Money Market Funds may not:

     1. Buy common stocks or voting securities, or state, municipal, or private activity bonds.

     2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government (and, with respect to the Cash Management Fund, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, with respect to 75% of its portfolio, more than 5% of the value of each Fund's total assets would be invested in such issuer.(1)

     3. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing. Neither Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of the total assets of such Fund.

     4. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

     5. Enter into repurchase agreements with maturities in excess of seven days if such investment, together with other instruments in such Fund which are not readily marketable, exceeds 10% of such Fund's net assets.

     6. Invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets.

     The U.S. Treasury Fund may not:

     1. Purchase securities other than U.S. Treasury bills, notes and other obligations backed by the full faith and credit of the U.S. government, some of which may be subject to repurchase agreements.

     2. Purchase any securities which would cause more than 25% of the value of each Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations issued by commercial banks and bank holding companies, repurchase agreements secured by bank instruments or obligations of the U.S. government or its agencies or instrumentalities and obligations issued by commercial banks and bank holding companies primarily engaged in the banking industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     The Cash Management Fund may not:

     1. Write or sell puts, calls, straddles, spreads or combinations thereof except that the Cash Management Fund may acquire puts with respect to obligations in its portfolio and sell those puts in conjunction with a sale of those obligations.

     2. Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Cash Management Fund's assets would be subject to puts from such issuer (except that the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and the investment restriction immediately below, a put will be considered to be from the party to whom the Cash Management Fund will look for payment of the exercise price.

     3. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Cash Management Fund's assets.

     4. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities, bank certificates of deposits, bankers' acceptances, and repurchase agreements secured by bank instruments (such bank certificates of deposits, bankers' acceptances, and repurchase agreements secured by bank instruments may be issued or guaranteed by U.S. banks and U.S. branches of foreign banks); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services.

     The Intermediate Tax-Free Bond Fund may not:

     1. Invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

     2. Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Intermediate Tax-Free Bond Fund's assets would be subject to puts from such issuer (except that the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and Investment Restriction Number 3 below, a put will be considered to be from the party to whom the Intermediate Tax-Free Bond Fund will look for payment of the exercise price.

     3. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Intermediate Tax-Free Bond Fund's assets.

     The Bond Funds and the Equity Funds may not:

     1. Purchase a security if, as a result, with respect to 75% of its portfolio (i) more than 5% of the value of its total assets would be invested in any one issuer, or (ii) it would hold more than 10% of any class of securities of such issuer. There is no limit on the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. For purposes of this and the immediately following limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

     2. Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;
(c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to the Bond Funds, this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

     3. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of each Fund's total assets at the time of its borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

     4. Make loans, except that each Fund may, in accordance with its investment objectives and policies, purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements.

     5. Enter into a repurchase agreement with a maturity in excess of seven days if such investment, together with other instruments in the Fund which are not readily marketable, exceeds 10% of such Fund's net assets.

     If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

NON-FUNDAMENTAL POLICIES REQUIRING SHAREHOLDER NOTICE

     The following policies are non-fundamental but require a notice to shareholders at least 60 days prior any change of such policies:

     1. American Performance U.S. Treasury Fund, under normal circumstances, invests at least 80% of its assets in U.S. Treasury Obligations, some of which may be subject to repurchase agreements.

     2. American Performance Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

     3. American Performance Intermediate Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years.

     4. American Performance Intermediate Tax-Free Bond, under normal circumstances, invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years.

     5. American Performance Short-Term Income Fund, under normal circumstances, invests at least 80% of its assets in short-term obligations and maintains the dollar-weighted average maturity of its portfolio of three years or less.


     6. American Performance U.S. Tax-Efficient Large Cap Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large U.S. companies.


     7. American Performance Growth Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

     8. American Performance U.S. Tax-Efficient Small Cap Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities of U.S. companies with small market capitalizations.



     9. American Performance U.S. Tax-Efficient Mid Cap Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities of medium sized U.S. companies.



     10. American Performance Large Cap Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large U.S. companies.



     11. American Performance Mid Cap Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities of medium sized U.S. companies.



     12. American Performance Small Cap Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities of small U.S. companies.


     Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in a non-fundamental policy of the Fund (as described in this Statement of Additional Information or in the Fund's Prospectus) will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

     For the non-fundamental policies requiring shareholder notice listed above, the 80% investment requirement will be based on net assets plus any borrowings for investment purposes.

                               PORTFOLIO TURNOVER

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to the Money Market Funds will be zero. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and by requirements which enable the Funds to receive certain favorable tax treatments. Fund turnover will not be a limiting factor in making portfolio decisions. High turnover rates will generally result in higher transaction costs to a Fund and may result in additional tax consequences (including an increase in short-term capital gains which are generally taxed to individual Shareholders at ordinary income tax rates) to a Fund's Shareholders.


     [The Growth Equity and U.S. Tax-Efficient Small Cap Equity Funds experienced higher turnover in the fiscal year ended August 31, 2004 due to adjustments to the portfolio models for those funds, as well as cash requirements for redemptions of shares.] [TO BE UPDATED.]


ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS

TAXATION OF THE FUNDS

     It is the policy of each Fund to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.


     In order to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things,
(a) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each taxable year distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income, and the excess, if any, of its net short-term capital gains over its net long-term capital losses) and net tax-exempt interest income, for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). For purposes of meeting this diversification requirement, in the case of a Fund's investments in loan participations, the issuer may be the financial intermediary or the borrower.



     In general, for purposes of the 90% gross income requirement described in
(a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in
(a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.



     If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its Shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its Shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.



     If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. For these purposes, the Fund will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to Shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax, although there can be no assurance that it will be able to do so.


     The Funds each expect to qualify to be taxed as a "regulated investment company" and to be relieved of all or substantially all federal income taxes. Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

DISTRIBUTIONS

     Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are generally taxable to Shareholders as ordinary income. Distributions of a Fund's net capital gain, if any, from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gains dividends, will be taxable as long-term capital gains regardless of how long a Shareholder has held Fund shares. Such distributions will generally be subject to a 15% tax rate, with lower rates applying to taxpayers in the 10% and 15% rate brackets through December 31, 2008, and will not be eligible for the dividends received deduction. Distributions from capital gains are generally made after applying any capital loss carryover. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in additional Fund shares.

     Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular Shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

     If a Fund makes a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund's current and accumulated "earnings and profits" (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income). Such excess distribution will generally be taxable in the hands of Shareholders as ordinary income. Distributions in excess of earnings and profits will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.


     For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The Money Market and Bond Funds do not expect to a significant portion of their distributions to be derived from qualified dividend income.


     In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund's shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than dividends properly designated as capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.


     Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.



     Equity investments by a Fund in certain "passive foreign investment companies" ("PFICs") could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a "qualified electing fund" (a "QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

EXEMPT-INTEREST DIVIDENDS

     The policy of the Intermediate Tax-Free Bond Fund is to pay each year as dividends substantially all the Fund's tax-exempt interest income net of certain deductions. The Fund will be qualified to pay exempt-interest dividends to its Shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Such dividends will not exceed, in the aggregate, the net interest the Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year.

     The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

     Generally, distributions that a Fund properly designates as exempt-interest dividends will be excluded from gross income for federal income tax purposes, but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. Additionally, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any Shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users. A "substantial user" is defined under U.S. Treasury Regulations to include any non-exempt person who regularly uses a part of such facilities in his or her trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partners and partnerships.

     Part or all of the interest on indebtedness, if any, incurred or continued by a Shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the Shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

     If a Shareholder receives an exempt-interest dividend with respect to any share and such share is held by the Shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a Shareholder. The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

     Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

SELLING SHARES

     Shareholders who sell Fund Shares may recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received, although such a gain or loss is unlikely in a money market fund. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or (ii) for taxable years beginning on or before December 31, 2008, 15% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2008, long-term capital gains will generally be taxed at a maximum capital gain tax rate of 20% to noncorporate shareholders (or 10%, in the case of such shareholders in the 10% or 15% tax bracket). Long-term capital gains from capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent).

     If a Shareholder sells Fund Shares within 6 months of purchase, any loss (although unlikely) will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such Shares. In addition, any loss on the sale or exchange of Fund Shares will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. All or a portion of any loss realized on the sale or exchange of Shares will be disallowed to the extent that a Shareholder replaces the disposed of Shares with other Shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Shareholder's basis in the replacement Shares will be adjusted to reflect the disallowed loss.

HEDGING TRANSACTIONS

     A Fund's transactions in options, foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale" and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund.

     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income),
(ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

BACKUP WITHHOLDING

     A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual Shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not a United States person and is subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

     The Internal Revenue Service's current regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.

TAX SHELTER REPORTING REGULATIONS

     Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

     Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

NON-U.S. SHAREHOLDERS


     Capital gain dividends will not be subject to withholding of federal income tax. In general, dividends (other than capital gain dividends) paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. This provision will first apply to each Fund in its taxable year beginning September 1, 2005.


     If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.


     Recent legislation modifies the tax treatment of distributions from a Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. Notably, the Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Effective for taxable years of RICs beginning after December 31, 2004 and in respect of dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.



     Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on capital gain dividends unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the capital gain dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL INFORMATION

     The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. This summary is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

     No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of foreign, state and local taxes.

                                    VALUATION

     Valuation of the Money Market Funds

     The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

     Pursuant to Rule 2a-7, the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to maturity dates) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share (the "Mark to Market"). In performing the Mark to Market, securities for which market quotations are not readily available and other assets will be valued at fair value and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board of Trustees.

     In the event such deviations exceeds one half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Money Market Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

     Valuation of the Equity Funds and Bond Funds

     Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through an independent national pricing service approved by the Board of Trustees. The following is an overview of how securities will be valued in the Equity Funds and Bond Funds:

- Domestic Equity Securities. Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded, except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price. If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.

- Foreign Equity Securities. Foreign equity securities will be priced at the closing price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day, a security will be valued at the latest available bid price on the exchange where the security is principally traded. Prices of foreign securities denominated in foreign currency shall be converted into U.S. dollar equivalents using the daily rate of exchange as supplied by a Board Approved National Pricing Service as of London 4:00 GMT.

- Fixed Income Securities. Fixed income securities will be valued using matrix pricing as determined by a Board approved independent pricing service. Short term fixed income securities are valued at amortized cost, which approximates current value.

- Mutual Funds. Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available closing price.

- Repurchase Agreements. Repurchase agreements will be valued at original cost.

     Other securities and assets for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Fund's pricing committee under the supervision of the Board of Trustees.

     Notwithstanding the above, securities transferred in transactions subject to Rule 17a-7 under the 1940 Act shall be priced pursuant to Rule 17a-7 and any currently effective procedures adopted by the Board of Trustees under that Rule.

     The Pricing Committee conducts its pricing activities in the manner established by the Security Valuation Procedures. The Security Valuation Procedures are reviewed and approved by the Funds' Board of Trustees at least annually.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares in each Fund are sold on a continuous basis by BISYS Fund Services (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, Shares may be purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor ("Participating Organizations") pursuant to contractual arrangements with the Distributor under the Funds' Distribution and Shareholder Services Plan. Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser and its affiliates.

     ' Regarding Shares purchased through a Participating Organization, the entity through which you are purchasing, selling or exchanging your shares is responsible for transmitting orders to the Funds, and it may have an earlier cutoff time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include minimum investment requirements, exchange policies, cutoff time for investments, and redemption fees.





































                  MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS

     TRUSTEES AND OFFICERS

     The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

     INDEPENDENT TRUSTEES


      (1)             (2)            (3)                       (4)                     (5)              (6)
                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                                      IN FUND
                  POSITION(S)      TERM OF                                            COMPLEX           OTHER
                      HELD        OFFICE AND                                         OVERSEEN       DIRECTORSHIPS
      NAME          WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)            BY             HELD BY
    AND AGE          FUNDS       TIME SERVED         DURING THE PAST 5 YEARS          TRUSTEE         TRUSTEE*
---------------   -----------   -------------   ---------------------------------   ----------   ------------------
Michael J. Hall   Trustee,      Indefinite,     From May 2004 to present,               13       Matrix Service
Age: 61           Chairman      8/90- Present   Advisory Director, UMB - Oklahoma                Company;
DOB: 5/24/1944                  (Chairman,      region; from March 2003 to
                                7/05 -          present,
                                Present)        Director, Alliance Resources                     Alliance Resources
                                                Partners L.P. (coal mining);                     Partners L.P.
                                                from September 1998 to May 2004,

      (1)                (2)            (3)                       (4)                     (5)               (6)
                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                                                         IN FUND
                     POSITION(S)      TERM OF                                            COMPLEX            OTHER
                         HELD        OFFICE AND                                         OVERSEEN        DIRECTORSHIPS
      NAME             WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)            BY              HELD BY
    AND AGE             FUNDS       TIME SERVED         DURING THE PAST 5 YEARS          TRUSTEE          TRUSTEE*
------------------   -----------   -------------   ---------------------------------   ----------   ---------------------
                                                   Vice President Finance and Chief
                                                   Financial Officer and Director,
                                                   Matrix Service Company
                                                   (maintenance and construction
                                                   services).

I. Edgar Hendrix     Trustee       Indefinite,     From November 2002 to present,          13       Matrix Service
Age: 61                            7/90-           Executive Vice President and                     Company
DOB: 7/24/1944                     Present         Chief Financial Officer,
                                                   Loudfire, Inc. (Software
                                                   technology), from November 2000
                                                   to present, Director, Matrix
                                                   Service Company; from July 2000
                                                   to October 2002, Executive V.P.
                                                   and Chief Financial Officer,
                                                   Spectrum Field Services (natural
                                                   gas services), Inc.; from July
                                                   1976 to 1999, Vice-President and
                                                   Treasurer, Parker Drilling
                                                   Company.

D'Ray Moore          Trustee       Indefinite,     Retired; prior to November 2001,        13       N/A
Age: 46                            10/04-          Vice President of Client
DOB: 3/20/1959                     Present         Services, BISYS Fund Services.

                                                         INTERESTED TRUSTEE
Walter B. Grimm**    Trustee       Indefinite,     From June 1992 to present,              13       Coventry Group (27
Age: 60                            7/93 -          employee of BISYS Fund Services,                 portfolios) Legacy
DOB: 6/30/1945                     Present         Inc.                                             Funds (6 portfolios)
                                   (Trustee)                                                        Performance Funds
                                                                                                    Trust (3 portfolios)
                                                                                                    Variable Insurance
                                                                                                    Funds (16 Portfolios)


* Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.


** Mr. Grimm is treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds. Mr. Grimm is an "interested person" because of his prior employment with BISYS Fund Services, Inc., the Funds' Sub-Administrator and Underwriter, which ended [JULY, 2005].

                                    OFFICERS


        (1)                  (2)               (3)                     (4)                  (5)           (6)
                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                                          IN FUND        OTHER
                                          TERM OF OFFICE                                  COMPLEX    DIRECTORSHIPS
                      POSITION(S) HELD      AND LENGTH       PRINCIPAL OCCUPATION(S)     OVERSEEN       HELD BY
    NAME AND AGE       WITH THE FUNDS     OF TIME SERVED     DURING THE PAST 5 YEARS    BY TRUSTEE      TRUSTEE
-------------------   ----------------   ---------------   --------------------------   ----------   -------------
Alaina V. Metz        Assistant          Indefinite,       From June 1995 to present,   N/A          N/A
Age: 38               Secretary          7/95 - Present    employee of BISYS Fund
DOB: 4/7/1967                                              Services, Inc.

Trent Statczar        Treasurer          Indefinite,       From June 1993 to present,   N/A          N/A
Age: 34                                  4/02 - Present    employee of BISYS Fund
DOB: 8/31/1971                                             Services, Inc.

Jennifer J. Hankins   President,         Indefinite,                                    N/A          N/A
Age:                  Assistant          7/05 - Present
DOB:                  Secretary

George Stevens        Chief Compliance   9/04 - Present    From September 1996 to       N/A          N/A
Age: 54               Officer, Anti-                       present, Vice President of
DOB: 2/10/1951        Money Laundering                     BISYS Fund Services.
                      Officer and
                      Disaster
                      Recovery Plan
                      Business
                      Operations
                      Manager

Marc L. Parsons       Secretary          10/04 - Present   From June 2004 to present,    N/A         N/A
Age: 36                                                    Counsel, BISYS Fund
DOB: 9/27/1969                                             Services; from January
                                                           2000 to May 2004, Counsel,
                                                           MetLife Advisers; from
                                                           November 1997 to December
                                                           1999, Assistant VP and
                                                           Associate Counsel, State
                                                           Street Bank and Trust
                                                           Company.


For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:


                        POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
        NAME                         UNDERWRITERS OF THE FUNDS
-------------------   -------------------------------------------------------
Walter B. Grimm       BISYS Fund Services, Senior Vice President [(THROUGH
                      7/05)]
Alaina V. Metz        BISYS Fund Services, Vice President, Blue Sky Services
Trent Statczar        BISYS Fund Services, Vice President, Financial Services
Jennifer J. Hankins
George Stevens        BISYS Fund Services, Vice President
Marc L. Parsons       BISYS Fund Services, Counsel


COMMITTEES OF THE BOARD OF TRUSTEES

     Audit Committee

     The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent registered public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent registered public accountants and the full Board of Trustees. Messrs. Hendrix and Hall and Ms. Moore serve on this Committee. For the fiscal year ended August 31, 2005, there were three meetings of the Audit Committee.


     Nominating Committee


     The purpose of the Nominating Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hendrix and Hall and Ms. Moore serve on this Committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the American Performance Funds. For the fiscal year ended August 31, 2005, the Nominating Committee did not meet.


SECURITIES OWNERSHIP


For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2004:



                                                                                  AGGREGATE DOLLAR RANGE
                                                                               OF EQUITY SECURITIES IN ALL
                                                                             REGISTERED INVESTMENT COMPANIES
                                                                                  OVERSEEN BY TRUSTEE IN
 NAME OF TRUSTEE        DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS       FAMILY OF INVESTMENT COMPANIES
-----------------   ------------------------------------------------------   -------------------------------
Michael J. Hall     U.S. Tax-Efficient Large Cap Equity Fund: [$_________]              [$______]
I. Edgar Hendrix    Cash Management Fund: [$_________]                                  [$______]
Perry A. Wimpey**   Balanced Fund: [$_________]                                         [$______]
                    Intermediate Tax Free Bond Fund: [$_________]                       [$______]
                    Short Term Income Fund: [$_________]                                [$______]
Walter B. Grimm     Bond Fund: [$_________]                                             [$______]
D'Ray Moore         [_________]                                                         [$______]


*    denotes greater than


** Figures are for the calendar year ended December 31, 2003. Mr. Wimpey retired as a trustee of the American Performance Funds on July 28, 2005.



For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2004: [CONFIRM.]



                   NAME OF OWNERS
                         AND
                    RELATIONSHIPS             TITLE OF    VALUE OF
 NAME OF TRUSTEE     TO TRUSTEE     COMPANY     CLASS    SECURITIES   PERCENT OF CLASS
----------------   --------------   -------   --------   ----------   ----------------
Michael J. Hall          N/A          N/A        N/A         N/A             N/A
I. Edgar Hendrix         N/A          N/A        N/A         N/A             N/A
D'Ray Moore              N/A          N/A        N/A         N/A             N/A



     As of December 1, 2005, the Officers and Trustees owned less than 1% of any class of any Fund. [CONFIRM.]


     The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of an Adviser or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. BISYS receives fees from each Fund for acting as Administrator and may receive additional income under the Distribution Plan of the Funds.

TRUSTEES COMPENSATION


                             AGGREGATE COMPENSATION FROM THE    TOTAL COMPENSATION FROM FUNDS
                            FUNDS FOR THE FISCAL YEAR ENDING   PAID TO TRUSTEES FOR THE FISCAL
 NAME OF PERSON, POSITION            AUGUST 31, 2005             YEAR ENDING AUGUST 31, 2005
-------------------------   --------------------------------   -------------------------------
Michael J. Hall, Trustee                   $                                 $
I. Edgar Hendrix, Trustee                  $                                 $
Perry A. Wimpey, Trustee                   $                                 $
Walter B. Grimm, Trustee                    --                                --
D'Ray Moore, Trustee                        --                                --


CODE OF ETHICS

     Each Fund, BOk Investment Advisers, Inc., and BISYS Fund Services have adopted codes of ethics ("Codes") under Rule 17j-1 of the 1940 Act, and these Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund.

MARKET TIMING POLICIES AND PROCEDURES

     Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures. Exchanges between Funds are limited to twelve in any twelve month period, with no more than three in any calendar quarter. We reserve the right to close any account in which we have identified a pattern of excessive or abusive trading.

     We do not have in place any arrangements to permit any person to engage in frequent trading in the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

     Information regarding portfolio holdings may be made available to third parties in the following circumstances:

     - Through disclosure in a Fund's latest annual or semi-annual report or Form N-Q;

     - In marketing materials, provided that the information regarding portfolio holdings contained therein is at least fifteen days old; or

     - When a Fund has a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement which prohibits both disclosure of portfolio holdings to third parties and trading based on such information. Such disclosure shall be authorized by the Funds' President or Treasurer and shall be reported periodically to the Board.

     It is the policy of the Funds to not disclose material information about their portfolio holdings, trading strategies implemented or to be implemented, or pending transactions to other third parties. The Funds' service providers are prohibited from disclosing to other third parties material information about the Funds' portfolio holdings, trading strategies implemented or to be implemented, or pending transactions. However, the Funds may provide information regarding their portfolio holdings to their service providers where relevant to duties to be performed for the Funds. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys.

     Other than the service provider arrangements discussed above, the Funds do not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. The Fund's policies prohibit the receipt of compensation for the disclosure of portfolio holdings.

PROXY VOTING POLICIES AND PROCEDURES

                           AMERICAN PERFORMANCE FUNDS

                               Proxy Voting Policy

     It is the policy of the Board of Trustees (the "Board") of American Performance Funds (the "Funds") to delegate the responsibility for voting proxies relating to portfolio securities to The Funds' adviser (the "Adviser") as a part of the Adviser's general management of the portfolio, subject to the Board's continuing oversight. As the Adviser and BISYS Fund Services Limited Partnership ("BISYS"), the Funds' principal underwriter, are not affiliates, the delegation of authority to vote proxies relating to portfolio securities to the Adviser eliminates the potential for conflicts of interest between BISYS and the Funds' shareholders from the proxy voting process. The following are the procedures adopted by the Board for the administration of this policy:

Fiduciary Duty

     The right to vote a proxy with respect to portfolio securities held in portfolios of the Funds is an asset of the Funds. Based on its initial review of the proxy voting policy of the Adviser and the procedures and guidelines thereunder, the Board is satisfied that the Adviser acknowledges that it acts as a fiduciary of the Funds and has formally committed to policies and procedures designed to ensure that it will vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

Review of Policies & Procedures

     The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

Voting Record Reporting

     The Adviser must include in its Board presentation materials once each year a record of each proxy voted with respect to portfolio securities of the Funds during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser must submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

Revocation

     The delegation of authority by the Board to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Information Regarding Proxy Votes

     You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or by contacting us by telephone at 1-800-762-7085 or in writing at American Performance Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

BOk Investment Advisers Policy and Procedures Manual

Section: General                 Policy No.1. 7

Effective Date: April 2003

PROXY VOTING POLICY

General Provisions

     It is the policy of the Firm that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.

     Proxies are voted in the best interests of the client accounts. The determination of the interest of a client account in a proposal presented by proxy is the effect, if any, the proposal could have on the current or future value of the investment.

     Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.

     If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to advise in the voting of a proxy.

Conflicts of Interest

     Proxy solicitations that might involve a conflict of interest between the Firm and its client accounts will be considered by the Investment Policy Committee which will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm's commitment to vote proxies in the best interest of client accounts, how the proxy will be handled.

Disclosure

     The Firm shall disclose to each client how they may obtain information about how the Firm voted with respect to their securities; and shall provide each client a description of the Firm's proxy voting policies and procedures and, upon request, shall furnish a copy of the policies and procedures to the requesting client.

Recordkeeping

     The Firm will retain records relating to the voting of proxies, including:

     - A copy of policies, procedures or guidelines relating to the voting of proxies.

     - A copy of each proxy statement that the Firm receives regarding client securities. The Firm may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the Firm has obtained an undertaking from the third party to

     - provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

     - A record of each vote cast by the Firm on behalf of a client. The Firm may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

     - A copy of any document created by the Firm that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

     - A copy of each written client request for information on how the Firm voted proxies on behalf of the client, and a copy of any written response by the Firm to any client request for information on how the adviser voted proxies on behalf of the requesting client.

     These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Firm.

                          BOK INVESTMENT ADVISERS, INC.

                             PROXY VOTING PROCEDURES

     The Firm's Policy & Procedures Manual regarding proxy voting provides:

     Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.

     These procedures are adopted by the Investment Policy Committee (the "Committee") pursuant to the policy cited above.

1. Evaluation and Voting

     The President of the Firm may designate one or more employees of the Firm (the "designated employee") to review each proxy received by the Firm which the Firm has the responsibility to vote. The designated employee will review the issues presented by the proxy and, where it is appropriate to do so will vote the proxy in accordance with the proxy voting guidelines.

     If the proxy presents issues not addressed in the proxy voting guidelines or the designated employee believes that one or more issues presented by the proxy should not be voted as indicated by the guidelines, the designated employee will prepare a memorandum with respect to the proxy setting out:

     -    the issue presented;

     - the interests of the Firm or of affiliates of the Firm, if any, in the issue;

     -    the interest of the client accounts in the issue presented and

     -    a recommendation for voting the proxy.

     The memorandum will include a record of all external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. The memorandum will be presented to the President who will:

     -    direct that the proxy be voted as recommended by the memorandum;

     -    return the memorandum for further consideration; or

     - in the case of a potential conflict of interest or basic disagreement about the voting of the proxy, submit the memorandum to the Committee for direction with respect to the voting of the proxy.

     It is the responsibility of the President of the Firm to ensure that proxies are voted timely and in the manner he or she directs.

Conflicts of Interest

     The Firm will maintain a list of those companies, which issue publicly traded securities and with which the Firm or its affiliates have such a relationship that proxies presented with respect to those companies may give rise to a conflict of interest between the Firm and its clients.(1)

     Proxies that are received from companies on the list will be directed to the Committee for its consideration. The Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm's commitment to vote proxies in the best interests of client accounts, how the proxy will be handled. The Committee will direct the President to:

     - vote the proxy in accordance with voting guidelines adopted by the Firm and in force at the time the proxy was received,

     -    employ an outside service provider to direct the voting of the proxy,

     - employ an outside service provider to vote the proxy on behalf of the Firm and its clients,

     - disclose the conflict of interest to the client and obtain direction with respect to the voting of the proxy, or

     - decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.

2. Delegation of Proxy Voting

     In the alternative, if it believes such an arrangement is reasonably designed to ensure that the Firm will vote client securities in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Committee may recommend to the Board one or more unaffiliated service providers (the "designated providers") either to advise the Firm with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote. The designated provider will review the issues presented by each proxy and, will vote the proxy on behalf of the Firm in accordance with its proxy voting guidelines.

----------
(1) As it is used in this document, the term "conflict of interest" refers to a situation in which the adviser has a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the client which compromises the Firm's freedom of judgment and action. Examples of relationships that might give rise to such an interest include:

     - Companies affiliated with directors or officers of the Firm, or immediate family members of directors or officers of the Firm or of affiliates of the Firm;

     - Companies that maintain significant business relationships with the Firm or with affiliates of the Firm, or with which the Firm or an affiliate of the Firm is actively seeking a significant business relationship.

A conflict of interest is "material" if a reasonable person might believe that the Firm's freedom of judgment and action would be compromised or that the Firm would be persuaded to vote a proxy in such a way as to advance its own interest in the matter rather than that of its client.

3. Reporting

     The President of the Firm will submit a report to the Board of each proxy voted by the Firm since the last meeting of the Board. Where an outside service provider has been involved either to advise the Firm with respect to voting of the proxy or to vote the proxy on behalf of the Firm, the President will submit a separate report to the Board including reports, memoranda or other materials received from the outside service provider relating to the voting of proxies.

                          BOK INVESTMENT ADVISERS, INC.

                             PROXY VOTING GUIDELINES

Section 1.7 of the Investment Concepts Policies & Procedures manual provides:

It is the policy of the Firm that, absent definitive reasons why a proxy should not be voted; all proxies will be voted based on what is best for an account as a shareholder.

     The key element underlying any evaluation of the interest of an advisory account in an issue presented to the shareholders of the company is the effect, if any, a proposal could have on the current or future value of the investment. The following guidelines will be followed in voting proxies:

Management Proposals

     To the extent that management's proposals do not infringe on stockholder rights, the firm will support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs, Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.

     I. Standard Proposals

     The Firm will support management's proposals to:

     -    Elect or re-elect members of the board of directors

     -    Select outside auditors

     -    Set the annual meeting date and location

     -    Eliminate preemptive rights or dual classes of stock

     -    Establish dividend reinvestment plans

     -    Provide cumulative voting for directors

     -    Indemnify directors, officers and employees

     -    Change the corporate name

     II. Capitalization Proposals

     The Firm will support proposals to:

     -    Increase the authorized number common shares

     -    Adjust of par value

     -    Establish flexible schedules of preferred dividends

     -    Repurchase shares

     -    Authorize stock splits or stock dividends

     -    Establish anti-greenmail measures

     III. Non-Salary Compensation Programs

     The Firm will support stock or other non-salary compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:

     -    Performance incentives

     -    Stock option plans

     -    Stock purchase or stock ownership plans

     -    Thrift/Profit Sharing plans

     However, the Firm will not support plans that:

     -    Cause excessive dilution

     -    Award options at deep discount to the market

IV. Anti-Takeover Measures

     The Firm believes that charter and by-law amendments designed to thwart takeover attempts sometimes undermining the prospects for realizing maximum appreciation. and thus, not in the best interest of shareholders. The Firm will oppose the following anti-takeover measures:

     -    Fair pricing procedures

     -    Super majority rules

     -    Board classification

     -    Bars to written consent

     -    Incumbent-entrenchment measures

     -    Re-incorporation measures

     -    Control share measures

V: Miscellaneous Corporate Governance Matters

     The Firm will support proposals to:

     -    Limit directors' liability

     -    Authorize indemnification agreements

     -    Meet SEC/NASD quorum requirements

     -    Reorganize as a holding company

Shareholder Proposals

     The Firm recognizes that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Firm acknowledges that economic and social considerations are often closely intertwined, the management group and elected directors are best positioned to make corporate decisions on these proposals.

     The Firm will support management's position on shareholder proposals presented by proxy.

Record Retention

     The Firm will retain records relating to the voting of proxies for five years from the end of the fiscal year during which the proxy was voted.

                        Current Proxy Voting Arrangements
                          BOk Investment Advisers, Inc.

     The BOk Investment Advisers, Inc. proxy voting procedures provide two alternative methods for handling proxy voting:

     - The first provides for the designation of one or more employees of the Firm to review each proxy which the Firm has the responsibility to vote and where it is appropriate to do so, to vote the proxy in accordance with the Fund's proxy voting guidelines. Where the employee determines that it is not appropriate to vote in accordance with the guidelines, a process for further consideration of the issues presented in the proxy by the President of the Firm and the Investment Policy Committee is provided.

     - The second provides that, if the Firm believes that such an arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Firm may retain an unaffiliated service provider either to advise the Finn with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote.


     After much discussion, BOk Investment Advisers has retained Institutional Shareholder Services ("ISS"), an unaffiliated third party, as its agent to vote proxies relating to portfolio securities of American Performance Funds on behalf of the Firm. ISS is providing three basic services to BOk Investment Advisers:



     - ISS has received the Firm's proxy voting guidelines (a copy of the current guidelines are attached);



     - ISS will vote the proxies relating to portfolio securities in accordance with the proxy voting guidelines, and



     - ISS will maintain records relating to the voting of proxies which will be used both to monitor proxy voting activity and to meet the reporting requirements of the Finn's proxy voting procedures and of the new SEC rules.


     The Firm believes that this arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and, because the process is handled by a third party not affiliated with the Firm, will avoid material conflicts between the Firm and its clients.

INVESTMENT ADVISER

     Investment advisory services are provided to each of the Funds by BOk Investment Advisers, Inc. ("BOk Investment Advisers"), pursuant to an Investment Advisory Agreement.




     BOk Investment Advisers is a separate, wholly-owned subsidiary of Bank of Oklahoma, N.A. ("BOK"), which it succeeded as Investment Adviser to the Funds on May 12, 2001. BOK, the largest trust company headquartered in the State of Oklahoma, is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Through its subsidiaries, BOK Financial provides a full array of trust, commercial banking and retail banking services. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit, life, accident, and health insurance on certain loans originated by its subsidiaries.


     BOK maintains offices in Oklahoma, Arkansas, Texas and New Mexico and offers a variety of services for both corporate and individual customers. Individual financial trust services include personal trust management, administration of estates, and management of individual investments and custodial accounts. For corporate clients, the array of services includes management, administration and recordkeeping of pension plans, thrift plans, 401(k) plans and master trust plans. BOK also serves as transfer agent and registrar for corporate securities, paying agent for dividends and its affiliates and interest, and indenture trustee of bond issues. At September 30, 2005, BOk Investment Advisers had approximately [$__ billion] in assets under management and BOK and its affiliates had approximately [$__ billion] in assets under management.


     Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, BOk Investment Advisers reviews, supervises, and provides general investment advice regarding each of the Funds' investment programs. Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, BOk Investment Advisers makes all final decisions with respect to portfolio securities of each of the Funds, places orders for all purchases and sales of the portfolio securities of each of the Funds, and maintains each Fund's records directly relating to such purchases and sales.


     For the services provided and expenses assumed pursuant to the Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee from each of the Funds, computed daily and paid monthly, based on the lower of (1) such fee as may, from time to time, be agreed upon in writing by the Funds and the Adviser or (2) the average daily net assets of each such Fund as follows: the U.S. Treasury Fund and the Cash Management Fund - forty one-hundredths of one percent (0.40%) annually; the U.S. Tax-Efficient Large Cap Equity Fund, the U.S. Tax-Efficient Small Cap Equity Fund and the Growth Equity Fund - sixty-nine one-hundredths of one percent (0.69%) annually; the Balanced Fund -seventy-four one-hundredths of one percent (0.74%) annually; the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund and the Short-Term Income Fund - fifty-five one-hundredths of one percent (0.55%) annually. (See "DISTRIBUTION" -- "Custodian and Transfer Agent.") BOk Investment Advisers may periodically waive all or a portion of its fee with respect to any Fund to increase the net income of such Fund available for distribution as dividends.


     The Funds paid BOk Investment Advisers the following aggregate fees for investment advisory services for the fiscal years ended:


                                                 AUGUST 31, 2005             AUGUST 31, 2004           AUGUST 31, 2003
                                           ---------------------------   -----------------------   -----------------------
                                                           ADDITIONAL                 ADDITIONAL                ADDITIONAL
                                                             AMOUNT                     AMOUNT                    AMOUNT
                                               PAID          WAIVED         PAID        WAIVED          PAID      WAIVED
                                           ------------   ------------   ----------   ----------   ----------   ----------
U.S. Treasury Fund                         [__________]   [__________]   $2,371,407           --   $2,508,193           --
Cash Management Fund                       [__________]   [__________]   $2,018,153   $  765,262   $2,286,539   $  867,309
Bond Fund                                  [__________]   [__________]   $  192,005   $  109,717   $  237,886   $  135,936
Intermediate Bond Fund                     [__________]   [__________]   $  332,152   $  189,802   $  357,971   $  204,558
Intermediate Tax-Free Bond Fund            [__________]   [__________]   $  135,067   $   77,182   $  139,473   $   79,700
Short-Term Income Fund                     [__________]   [__________]           --   $1,313,888           --   $1,024,332
U.S. Tax-Efficient Large Cap Equity Fund   [__________]   [__________]   $  239,840   $   91,140   $  227,425   $   86,422
Balanced Fund                              [__________]   [__________]   $  342,251   $  260,763   $  252,219   $  192,166
Growth Equity Fund                         [__________]   [__________]   $  334,817   $  127,232   $  403,328   $  153,266
U.S. Tax-Efficient Small Cap Equity Fund   [__________]   [__________]   $   25,665   $   62,878   $   23,989   $   58,775


     The Investment Advisory Agreement will continue in effect as to a particular Fund for successive one-year terms after the aforementioned date, if such continuance is approved at least annually by the Funds' Board of Trustees or by vote of a majority of the outstanding voting Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement, or interested persons (as defined in 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose.

     The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding voting Shares of that Fund, or by the Investment Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

     The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective provider of services to the Funds in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

     From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Shareholders of the Funds may include descriptions of the Adviser including, but not limited to, (i) a description of the adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser's operations.


PORTFOLIO MANAGERS



The portfolio managers identified under "Investment Management" in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set forth below.

           NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                              AS OF AUGUST 31, 2005



                            OTHER REGISTERED INVESTMENT      OTHER POOLED
    PORTFOLIO MANAGER                COMPANIES            INVESTMENT VEHICLES   OTHER ACCOUNTS
-------------------------   ---------------------------   -------------------   --------------
J. Brian Henderson                   Number:                   Number:          Number:
                                     Assets: $                 Assets: $        Assets: $

Michael P. Maurer                    Number:                   Number:          Number:
                                     Assets: $                 Assets: $        Assets: $

Michael C. Schloss                   Number:                   Number:          Number:
                                     Assets: $                 Assets: $        Assets: $

Nelson Ramos Da Conceicao            Number:                   Number:          Number:
                                     Assets: $                 Assets: $        Assets: $

Jean Claude Gruet                    Number:                   Number:          Number:
                                     Assets: $                 Assets: $        Assets: $

Wes Verdel                           Number:                   Number:          Number:
                                     Assets: $                 Assets: $        Assets: $

Rich Williams                        Number:                   Number:          Number:
                                     Assets: $                 Assets: $        Assets: $



As of August 31, 2005, the following portfolio managers managed the following numbers of accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.



                         PERFORMANCE BASED ADVISORY FEES
           NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                              AS OF AUGUST 31, 2005



                            OTHER REGISTERED INVESTMENT      OTHER POOLED
    PORTFOLIO MANAGER                COMPANIES            INVESTMENT VEHICLES   OTHER ACCOUNTS
-------------------------   ---------------------------   -------------------   --------------
J.Brian Henderson                    Number: None             Number: None      Number: None
                                     Assets:   $0             Assets:   $0      Assets:   $0

Michael P. Maurer                    Number: None             Number: None      Number: None
                                     Assets:   $0             Assets:   $0      Assets:    $

Michael C. Schloss                   Number: None             Number: None      Number: None
                                     Assets:   $0             Assets:   $0      Assets:   $0

Nelson Ramos Da Conceicao            Number: None             Number: None      Number: None
                                     Assets:   $0             Assets:   $0      Assets:   $0

Jean Claude Gruet                    Number: None             Number: None      Number: None
                                     Assets:   $0             Assets:   $0      Assets:   $0

Wes Verdel                           Number: None             Number: None      Number: None
                                     Assets:   $0             Assets:   $0      Assets:   $0

Rich Williams                        Number: None             Number: None      Number: None
                                     Assets:   $0             Assets:   $0      Assets:   $0



Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the "Managed Accounts"). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund.



A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and the Managed Accounts, but may not be available in sufficient quantities for both the Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another Managed Account. BOk Investment Advisers has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.



Portfolio Manager Compensation



BOk Investment Advisers offers investment professionals a compensation plan which has two components: (i) base compensation, which is linked to job function, responsibilities and experience, and (ii) incentive compensation, which varies based on investment performance. The majority of the total cash compensation is derived by the incentive compensation, which could ultimately make up more than half of the investment professional's compensation. The incentive compensation is based on the pre-tax investment performance of the Funds on a calendar year basis in comparison to their respective Lipper peer group. Certain portfolio managers may receive non-cash incentives from Bank of Oklahoma, N.A., the parent company of BOk Investment Advisers, in the form of stock options in connection with management responsibilities of such portfolio managers. These long-term non-cash incentives, which are used as a retention tool, facilitate long-term commitments from key investment professionals.



Securities Ownership



The following table discloses the dollar range of equity securities of each of the Funds beneficially owned by the portfolio managers as of August 31, 2005:



NAME OF PORTFOLIO MANAGER   DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND
-------------------------   ----------------------------------------------
J. Brian Henderson                               None
Michael P. Maurer                                None
Michael C. Schloss                               None
Nelson Ramos Da Conceicao                        None
Jean Claude Gruet                                None
Wes Verdel                                       None
Rich Williams                                    None


DISTRIBUTION


     Shares of the Funds are sold on a continuous basis by the Distributor for the Funds. Under the Funds' Amended and Restated Distribution and Shareholder Services Plan (the "Distribution Plan"), the Class A shares of each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one hundredths of one percent (0.25%) of its average daily net assets. The Distributor may use the distribution fee to provide distribution assistance with respect to the Funds' Shares or to provide Shareholder services to the holders of the Funds' Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies, and investment counselors, but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers (such payments not to exceed 0.25% of the Shares purchased at net asset value), and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries which may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Funds' Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization's customers owning the Funds' Shares. Under the Distribution Plan, a Participating Organization may include the Funds' Advisers or their affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act).

     The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to a Fund available for distribution as dividends to the Fund's Shareholders. To lower operating expenses, the Distributor may voluntarily reduce its fees under the Distribution Plan.

     The Adviser and the Distributor (and their affiliates) may finance, from their own resources, certain activities intended to result in the distribution and servicing of a Fund's shares. These amounts may be in addition to amounts paid by the Funds under the Distribution and Shareholder Servicing Plan and may include payments to the Fund's investment adviser and its affiliates for such activities.

     The Distributor received the following amounts under the Distribution Plan for the fiscal years ended:


                                AUGUST 31, 2005       AUGUST 31, 2004         AUGUST 31, 2003
                               -----------------   ---------------------   ---------------------
                                      ADDITIONAL              ADDITIONAL              ADDITIONAL
                                        AMOUNT                  AMOUNT                  AMOUNT
                               PAID     WAIVED       PAID       WAIVED       PAID       WAIVED
                               ----   ----------   --------   ----------   --------   ----------
U.S. Treasury Fund                                       --   $1,482,124         --   $1,567,617
Cash Management Fund                                     --   $1,739,250         --   $1,971,152
Bond Fund                                          $137,146           --   $169,919           --
Intermediate Bond Fund                             $237,252           --   $255,694           --
Intermediate Tax-Free Bond                               --   $   96,477         --   $   99,624
Short-Term Income Fund                             $406,111   $  191,112   $316,609   $  148,995
U.S. Tax-Efficient Large Cap
   Equity Fund                                     $119,920           --   $113,712           --
Balanced Fund                                            --   $  203,721         --   $  150,130
Growth Equity Fund                                 $167,409           --   $201,664           --
U.S. Tax-Efficient Small Cap
   Equity Fund                                     $ 32,081           --   $ 20,536   $    9,451



     Substantially all of the amount received by the Distributor under the Distribution Plan during the last fiscal year, the period from September 1, 2004 to August 31, 2005, was spent on compensation to dealers. BISYS retained ___% and spent this amount on printing and mailing of prospectuses. The total amount spent on compensation to dealers during the last fiscal year was [$___]. The total amount retained by BISYS during the last fiscal year was [$___].


GLASS-STEAGALL ACT

     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser believes that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement. BOK also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator, without violating applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Adviser, the Board of Trustees of the Trust would review the Trust's relationship with the Adviser and consider taking all action necessary in the circumstances.

     Should further legislative, judicial or administrative action prohibit or restrict the activities of BOK, the Adviser, its affiliates, and its correspondent banks in connection with customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

PORTFOLIO TRANSACTIONS

     Pursuant to the Investment Advisory Agreement, subject to the general supervision of the Board of Trustees of the Funds and in accordance with each Fund's investment objective, policies and restrictions, the Adviser determines which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds and the Bond Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions with respect to the Equity Funds on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.


During the fiscal year ended August 31, 2005, the Funds paid aggregate brokerage commissions as follows:



U.S. Tax-Efficient Large Cap Equity Fund.............................    $[____]
Balanced Fund........................................................    $[____]
Growth Equity Fund...................................................    $[____]
U.S. Tax-Efficient Small Cap Equity Fund.............................    $[____]


During the fiscal year ended August 31, 2004, the Funds paid aggregate brokerage commissions as follows:


U.S. Tax-Efficient Large Cap Equity Fund.............................   $ 94,984
Balanced Fund........................................................   $195,612
Growth Equity Fund...................................................   $365,079
U.S. Tax-Efficient Small Cap Equity Fund.............................   $ 78,546


During the fiscal year ended August 31, 2003, the Funds paid aggregate brokerage commissions as follows:


U.S. Tax-Efficient Large Cap Equity Fund.............................   $71,946
Balanced Fund........................................................   $95,708
Growth Equity Fund...................................................   $89,751
U.S. Tax-Efficient Small Cap Equity Fund.............................   $25,564





     Allocation of transactions, including their frequency, to various dealers is determined by the Adviser with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such adviser in carrying out its obligations to the Funds.

     The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Distributor, or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of an Adviser with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

     Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser or their respective parents or subsidiaries or affiliates unless legally required to do so and, in dealing with its commercial customers, the Adviser and their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

     ALLOCATION OF INITIAL PUBLIC OFFERINGS

     Opportunities to invest in initial public offerings ("IPOs") will be allocated to Funds in a fair and equitable manner pursuant to the following procedures. When an opportunity to participate in an IPO has been identified, the investment personnel of BOk Investment Advisers will conduct an analysis to determine which Funds would benefit from the addition of the IPO to their portfolios. This analysis will take into account each Fund's investment objective, policies and limitations. Also considered will be each Fund's liquidity and present portfolio, including risk/reward characteristics. When BOk Investment Advisers investment personnel determine that an IPO opportunity is suitable and desirable for more than one Fund, the IPO will be allocated to each such Fund on the basis of relative net assets. Where the opportunity is determined to be suitable and desirable for only one Fund, the opportunity will be allocated solely to that Fund. All Fund allocation decisions shall be made by the Chief Investment Officer of BOk Investment Advisers or his/her delegate. The availability of opportunities to invest in IPOs is highly dependent on market conditions. Investing in IPOs may significantly affect the performance of a Fund.

ADMINISTRATOR

     Effective July 1, 2004, BOk Investment Advisers serves as general manager and administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements for that Fund). The Administrator is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. Prior to July 1, 2004, BISYS Fund Services Ohio, Inc. ("BISYS Fund Services Ohio") served as the Administrator to the Funds.

     Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund and to compute the net asset value and net income of those Funds on a daily basis, to maintain office facilities for the Funds, to maintain the Funds' financial accounts and records, and to furnish the Funds statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Funds with respect to the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Funds' operations other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

     The Administrator receives a fee from each Fund for its services provided and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of nineteen and one-half one hundredths of one percent (0.195%) of each Fund's average daily net assets. The Administrator may periodically set its fees at less than the maximum allowable amount with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.

     The following fees were paid to the Administrator* by the Funds for management and administrative services for the fiscal years ended:

                                FISCAL YEAR ENDED


                                AUGUST 31, 2005        AUGUST 31, 2004           AUGUST 31, 2003
                               -----------------   -----------------------   -----------------------
                                      ADDITIONAL                ADDITIONAL                ADDITIONAL
                                        AMOUNT                    AMOUNT                    AMOUNT
                               PAID     WAIVED        PAID        WAIVED        PAID        WAIVED
                               ----   ----------   ----------   ----------   ----------   ----------
U.S. Treasury Fund                                 $1,185,704          --    $1,206,818    $ 47,709
Cash Management Fund                               $1,113,124    $278,281    $1,261,551    $315,388
Bond Fund                                          $  109,717          --    $  135,936          --
Intermediate Bond Fund                             $  189,802          --    $  204,558          --
Intermediate Tax-Free Bond                         $   77,182          --    $   79,700          --
Short-Term Income Fund                             $  477,780          --    $  372,487          --
U.S. Tax-Efficient Large Cap
   Equity Fund                                     $   95,936          --    $   90,971          --
Balanced Fund                                      $  162,977          --    $  120,105          --
Growth Equity Fund                                 $  133,927          --    $  161,333          --
U.S. Tax-Efficient Small Cap
   Equity Fund                                     $   25,665          --    $   23,990          --



* The figures reflect fees received by the current and former Administrator for the fiscal years ended August 31, 2004 and 2005 and by the former Administrator for the fiscal year ended August 31, 2003.


     The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

     SUB-ADMINISTRATOR

     Effective July 1, 2004, BISYS Fund Services Ohio became the Sub-Administrator to the Funds pursuant to an agreement between BOk Investment Advisers and BISYS Fund Services Ohio. While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS Fund Services (each Fund's Distributor), BISYS Fund Services Ohio is considered to be an affiliated person of BISYS Fund Services under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio is owned by substantially the same persons that directly or indirectly own BISYS Fund Services. Pursuant to this agreement, BISYS Fund Services Ohio assumed many of the Administrator's duties, for which BISYS Fund Services Ohio receives a fee, paid by the Administrator, calculated at an annual rate of three one-hundredths of one percent (0.03%) of each Fund's average net assets (with the exception of the U.S. Treasury and Cash Management Funds, which are calculated at an annual rate of two and one-half hundredths of one percent (0.025%)). Prior to July 1, 2004 BOK served as the Sub-Administrator to the Funds.

     The following fees were paid to the Sub-Administrator* for the fiscal years ended:


                                               AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                  2005         2004         2003
                                               ----------   ----------   ----------
U.S. Treasury Fund..........................                 $275,741     $313,632
Cash Management Fund........................                  323,328      394,235
Bond Fund...................................                   25,765       33,984
Intermediate Bond Fund......................                   44,394       51,140
Intermediate Tax-Free Bond Fund.............                   18,180       19,925
Short-Term Income Fund......................                  112,418       93,122
U.S. Tax-Efficient Large Cap Equity Fund....                   22,498       22,743
Balanced Fund...............................                   37,898       30,026
Growth Equity Fund..........................                   32,114       40,333
U.S. Tax-Efficient Small Cap Equity Fund....                    6,035        5,998



* The figures reflect fees received by the current and former Sub-Administrator for the fiscal years ended August 31, 2004 and 2005 and by the former Sub-Administrator for the fiscal year ended August 31, 2003.


DISTRIBUTOR

     BISYS serves as distributor to each of the Funds pursuant to its Distribution Agreement with the Funds.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

     Cash and securities owned by each of the Funds are held by BOK as custodian. Under the Custodian Agreement BOK (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Funds' Board of Trustees concerning the Funds' operations. BOK may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Funds, provided that it shall remain liable for the performance of all of its duties under the Custodian Agreement.

     Under the Custodian Agreement, the Funds have agreed to pay BOK a custodian fee with respect to each Fund at an annual rate of three one hundredths of one percent (0.03%) of such Fund's average daily net assets. BOK is also entitled to be reimbursed by the Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. BOK may periodically set its custodian fees at less than the maximum allowable amount with respect to a Fund to increase the Fund's net income available for distribution as dividends.

     BISYS Fund Services Ohio serves as transfer agent to each of the Funds pursuant to a Transfer Agency Agreement with the Funds. Under the Transfer Agency Agreement, BISYS Fund Services Ohio has agreed: (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Funds to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Funds' Board of Trustees concerning the Funds' operations.

     Under the Transfer Agency Agreement, the Funds have agreed to pay BISYS Fund Services Ohio an annual fee of two one- hundredths of one percent (0.02%) of each Fund's average daily net assets. In addition to the annual per fund fee, BISYS is entitled to receive an annual per account fee of $15.00 for each IRA account and the following annual fees:

                       RETAIL-LOAD        RETAIL-NO-LOAD        INSTITUTIONAL
                   ------------------   ------------------   -------------------
Daily Dividend:    $25.00 per account   $21.00 per account   $17.00 per account
Annual Dividend:   $23.00 per account   $19.00 per account   $15.00 per account

     BISYS Fund Services Ohio is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Transfer Agency Agreement.

     BISYS Fund Services Ohio serves as fund accountant for each Fund pursuant to a Fund Accounting Agreement with the Funds. As fund accountant for the Funds, BISYS Fund Services Ohio prices the Funds' Shares, calculates the Funds' net asset value, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Funds, BISYS Fund Services Ohio is entitled to receive a fee from each Fund (except the Cash Management Fund and U.S. Treasury Fund) as follows: three one-hundredths of one percent (0.03%) of each Fund's average net assets. With respect to the Cash Management Fund and U.S. Treasury Fund, BISYS Fund Services Ohio receives a fee of two and one-half one-hundredths of one percent (0.025%) of average net assets of each Fund. BISYS Fund Services Ohio is also entitled to be reimbursed for out- of- pocket expenses in providing services under the Fund Accounting Agreement. BISYS Fund Services Ohio may periodically set its fund accounting fees at less than the maximum allowable amount with respect to a Fund in order to increase the Fund's net income available for distribution as dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP, 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio, 43215, serves as independent registered public accountants for the Funds.

LEGAL COUNSEL

     Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Ste. 900, Washington, D.C. 20005 are counsel to the Funds.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES


     Each Fund is a separate series of a Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on October 2, 1987 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. The Funds currently comprise seventeen series of Shares which represent interests in the Institutional U.S. Treasury Fund, the Institutional Cash Management Fund, the Institutional Tax-Free Money Market Fund, the U.S. Treasury Fund, the Cash Management Fund, the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, the U.S. Tax-Efficient Mid Cap Equity Fund, the U.S. Tax-Efficient Small Cap Equity Fund, the U.S. Large Cap Equity Fund, the U.S. Mid Cap Equity Fund, the U.S. Small Cap Equity Fund, and the Growth Equity Fund. The Aggressive Growth Fund was liquidated on February 19, 1999. The Funds offer both Class A and Institutional Class Shares for the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, the U.S. Tax-Efficient Mid Cap Equity Fund, the U.S. Tax-Efficient Small Cap Equity Fund, the U.S. Large Cap Equity Fund, the U.S. Mid Cap Equity Fund, and the U.S. Small Cap Equity Fund. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Funds into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Funds voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY

     Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.

     The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the trust for payment.

MISCELLANEOUS

     The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Funds are required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of the Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

     The Funds are registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds.

     The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC's website at http://www.sec.gov or from the SEC upon payment of the prescribed fee.

     The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.

     As of December [_], 2005, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74103) and its bank affiliates were the Shareholder of record of [_]% of the U.S. Treasury Fund's Shares, [_]% of the Cash Management Fund's Shares, [_]% of the Bond Fund's Shares, [_]% of the Intermediate Bond Fund's Shares, [_]% of the Intermediate Tax-Free Bond Fund's Shares, [_]% of the Short-Term Income Fund's Shares, [_]% of the U.S. Tax-Efficient Large Cap Equity Fund's Shares, [_]% of the Balanced Fund's Shares, [_]% of the Growth Equity Fund's Shares, and [_]% of the U.S. Tax-Efficient Small Cap Equity Fund's Shares.



     As of December [_], 2005 Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to [_]%of the U.S. Treasury Fund's Shares, [_]% of the Cash Management Fund's Shares, [_]% of the Bond Fund's Shares, [_]% of the Intermediate Bond Fund's Shares, [_]% of the Intermediate Tax-Free Bond Fund's Shares, [_]% of the Short-Term Income Fund's Shares, [_]% of the U.S. Tax-Efficient Large Cap Equity Fund's Shares, [_]% of the Balanced Fund's Shares, [_]% of the Growth Equity Fund's Shares, and [_]% of the U.S. Tax-Efficient Small Cap Equity Fund's Shares, and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.



     As of December 1, 2005 the trustees and officers of the Funds, as a group, owned less than one percent of the Shares of each of the Funds. [CONFIRM].



     The following table indicates each person known by the Funds to own beneficially five percent (5%) or more of the Shares of the Funds as of December [_], 2005:



                                           PERCENT OF THE
                                             CLASS TOTAL
                                            ASSETS HELD BY
               FUND/CLASS                  THE SHAREHOLDER
----------------------------------------   ---------------
BALANCED FUND
NABANK & CO                                     [__]%
PO BOX 2180
TULSA OK 74192
BOND FUND
NABANK & CO                                     [__]%
PO BOX 2180
TULSA OK 74192

CASH MANAGEMENT
FUND

NABANK AND CO                                   [__]%
PO BOX 2180
TULSA OK 74192
U.S. TAX-EFFICIENT LARGE CAP EQUITY FUND
NABANK & CO                                     [__]%
PO BOX 2180
TULSA OK 74192

GROWTH EQUITY FUND
NABANK & CO                                     [__]%
PO BOX 2180
TULSA OK 74192

INTERMEDIATE BOND FUND
NABANK AND CO                                   [__]%
P O BOX 2180
TULSA OK 74192

INTERMEDIATE TAX FREE
BOND
NABANK AND CO                                   [__]%
P O BOX 2180

TULSA OK 74192

SHORT TERM INCOME FUND
NABANK & CO                                     [__]%
PO BOX 2180
TULSA OK 74192

PERSHING LLC                                    [__]%
P O BOX 2052
JERSEY CITY NJ 073039998

SMALL CAP EQUITY CLASS
NABANK & CO                                     [__]%
PO BOX 2180
TULSA OK 74192

U.S. TREASURY FUND
NABANK & CO                                     [__]%
PO BOX 2180
TULSA OK 74192


                              FINANCIAL STATEMENTS


     The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the American Performance Funds' Annual Report for the fiscal year ended August 31, 2005, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report dated as of August 31, 2005 may be obtained without charge by contacting the Distributor, BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at 1-800-762-7085.


                                    APPENDIX

     The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NSRO. The NSROs that may be utilized by the Funds and the description of each NSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

     Long -Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

     Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     Description of the five highest long-term debt ratings by S & P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     Description of the three highest long-term debt ratings by Fitch IBCA:

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     SHORT -TERM DEBT RATINGS (MAY BE ASSIGNED, FOR EXAMPLE, TO COMMERCIAL PAPER, MASTER DEMAND NOTES, BANK INSTRUMENTS, AND LETTERS OF CREDIT)

     Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     S & P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

     Moody's description of its two highest short-term loan/municipal note ratings:

IG1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

SHORT-TERM DEBT RATINGS

     Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

     BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

     The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

     The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

     The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 THE HIGHEST CATEGORY; INDICATES A VERY HIGH LIKELIHOOD THAT PRINCIPAL AND
     INTEREST WILL BE PAID ON A TIMELY BASIS.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

                       STATEMENT OF ADDITIONAL INFORMATION

                           AMERICAN PERFORMANCE FUNDS

              AMERICAN PERFORMANCE INSTITUTIONAL MONEY MARKET FUNDS


                                 JANUARY 1, 2006



     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for the American Performance Institutional Money Market Funds dated January 1, 2006. This Statement of Additional Information is incorporated in its entirety into that Prospectus. A copy of the Prospectus for the American Performance Funds (the "Funds") may be obtained by writing to the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning (800) 762-7085.



     The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the American Performance Funds' Annual Report for the fiscal year ended August 31, 2005, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report dated as of August 31, 2005 may be obtained without charge by contacting the Distributor, BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at 1-800-762-7085.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE FUNDS................................................................
ADDITIONAL INFORMATION ON THE FUNDS......................................
ADDITIONAL INFORMATION ON FUND INSTRUMENTS...............................
   Asset-Backed Securities...............................................
   Bank Obligations......................................................
   Calls.................................................................
   Foreign Investments...................................................
   Futures Contracts.....................................................
   Investment Company Securities.........................................
   Loan Participation....................................................
   Mortgage-Related Securities...........................................
   Municipal Securities..................................................
   Options...............................................................
   Private Placement Investments.........................................
   Puts..................................................................
   Repurchase Agreements.................................................
   Reverse Repurchase Agreements.........................................
   Securities Lending....................................................
   U.S. Government Obligations...........................................
   Variable Amount and Floating Rate Notes...............................
   When-Issued Securities................................................
   Zero Coupon Obligations...............................................
TEMPORARY DEFENSIVE POSITIONS
INVESTMENT RESTRICTIONS..................................................
   Portfolio Turnover....................................................
ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS..........................
   Taxation of the Funds.................................................
   Distributions.........................................................
   Exempt-Interest Dividends.............................................
   Selling Shares........................................................
   Hedging Transactions..................................................
   Backup Withholding....................................................
   Tax Shelter Reporting Regulations.....................................
   Shares Purchased Through Tax-Qualified Plans..........................
   Non-U.S. Shareholders.................................................
   Additional Information................................................
VALUATION................................................................
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........................
MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS............................
   Trustees And Officers.................................................
   Code Of Ethics........................................................
   Market Timing Policies and Procedures.................................
   Disclosure of Portfolio Holdings......................................
   Proxy Voting Policies and Procedures..................................
   Investment Adviser....................................................
   Distribution..........................................................
   Glass-Steagall Act....................................................
   Portfolio Transactions................................................
   Administrator.........................................................
   Sub-Administrator.....................................................
   Distributor...........................................................
   Custodian, Transfer Agent And Fund Accountant.........................
   Independent Registered Public Accounting Firm.........................
   Legal Counsel.........................................................
ADDITIONAL INFORMATION...................................................
DESCRIPTION OF SHARES....................................................

SHAREHOLDER AND TRUSTEE LIABILITY........................................
MISCELLANEOUS............................................................
FINANCIAL STATEMENTS.....................................................
APPENDIX.................................................................

                                    THE FUNDS


     The American Performance Funds (the "Funds") is a diversified open-end management investment company. The Funds presently consist of seventeen series of units of beneficial interest ("Shares"). This Statement of Additional Information relates to three of these Funds: the American Performance Institutional U.S. Treasury Fund (the "Institutional U.S. Treasury Fund"), the American Performance Institutional Cash Management Fund (the "Institutional Cash Management Fund") and the American Performance Institutional Tax-Free Money Market Fund (the "Institutional Tax-Free Money Market Fund"). The Trust's other fourteen Funds, which are offered through separate prospectuses and have a separate Statement of Additional Information, are:



American Performance U.S. Treasury Fund                       American Performance Cash Management Fund
American Performance Bond Fund                                American Performance Intermediate Bond Fund
American Performance Intermediate Tax-Free Bond Fund          American Performance Short-Term Income Fund
American Performance Balanced Fund                            American Performance U.S. Tax Efficient Large Cap Equity Fund
American Performance U.S. Tax-Efficient Mid Cap Equity Fund   American Performance U.S. Tax-Efficient Small Cap Equity Fund
American Performance U.S. Large Cap Equity Fund               American Performance U.S. Mid Cap Equity Fund
American Performance U.S. Small Cap Equity Fund               American Performance Growth Equity Fund


     The Institutional U.S. Treasury Fund, the Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund are sometimes referred to as the "Institutional Money Market Funds." The information contained in this document expands upon subjects discussed in the Prospectuses for the Funds. An investment in a Fund should not be made without first reading that Fund's Prospectus.

                       ADDITIONAL INFORMATION ON THE FUNDS

     All securities or instruments in which the Institutional Money Market Funds invest are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). All instruments in which the Institutional Money Market Funds invest will have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities. The average dollar-weighted maturity of the securities in each of the Institutional Money Market Funds will not exceed 90 days. Obligations purchased by the Institutional Money Market Funds are limited to U.S. dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks.

     Under normal circumstances, at least 80% of the assets of the Institutional Tax-Free Money Market Fund will be invested in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("Short-Term Municipal Securities"). Short-Term Municipal Securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. This is a fundamental policy and may only be changed by the vote of a majority of the outstanding Shares of the Institutional Tax-Free Money Market Fund. The 80% investment requirement will be based on net assets plus any borrowings for investment purposes.

     The Institutional Cash Management Fund and Institutional Tax-Free Money Market Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical ratings organizations ("NRSROs") (e.g., "A-1" by Standard & Poor's Corporation ("S&P") and "Prime-1" by Moody's Investors Service, Inc. ("Moody's")); or (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Trustees and subject to the ratification of the Board of Trustees. See the Appendix for definitions of the foregoing instruments and rating systems.

     The Institutional Cash Management Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks. Concentration in obligations issued by commercial banks and bank holding companies will involve a greater exposure to economic, business, political, or regulatory changes that are generally adverse to banks and bank holding companies. Such changes could include significant changes in interest rates, general declines in bank asset quality, including real estate loans, and the imposition of costly or otherwise burdensome government regulations or restrictions. The Fund will not purchase securities issued by BOk Investment Advisers, Inc. (the "Adviser") or any of its affiliates.

     Obligations issued or guaranteed by U.S. government agencies or instrumentalities in which the Institutional Cash Management Fund and Institutional Tax-Free Money Market Fund may invest can vary significantly in terms of the credit risk involved. Obligations of certain agencies and instrumentalities of the U.S. government such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Institutional Cash Management Fund will invest in the obligations of such agencies or instrumentalities only when BOk Investment Advisers, Inc. ("BOk Investment Advisers" or the "Adviser") deems the credit risk with respect thereto to be minimal.


ADDITIONAL INFORMATION ON FUND INSTRUMENTS

     ASSET-BACKED SECURITIES


     The Institutional Cash Management Fund and Institutional Tax-Free Money Market Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. The Fund will only purchase an asset-backed security if it is rated within the three highest ratings categories assigned by an NRSRO (e.g., at least "A" by S&P or Moody's, respectively). Asset-backed securities are generally considered to be illiquid.


     BANK OBLIGATIONS

     The Institutional Cash Management Fund and Institutional Tax-Free Money Market Fund may invest in obligations of the banking industry such as bankers' acceptances, commercial paper, loan participations, bearer deposit notes, promissory notes, floating or variable rate obligations, certificates of deposit, and demand and time deposits.

     Bankers' Acceptances: Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Funds will invest in only those bankers' acceptances guaranteed by domestic and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

     Certificates of deposit: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which, at the time of purchase, have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase, in excess of the equivalent of $1 billion. The Funds may also invest in Eurodollar certificates of deposit which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States and Yankee certificates of deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

     In addition, the Funds may invest in bearer deposit notes, which are negotiable time deposits with a specific maturity date issued by a bank, and time deposits, which are interest bearing non-negotiable deposits at a bank that have a specific maturity date.

     Commercial paper: Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of nine months or less and fixed rates of return. The Institutional Cash Management Fund and the Institutional U.S. Treasury Fund may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar-denominated commercial paper of a foreign issuer.

     CALLS

     The Institutional Tax-Free Money Market Fund may write (sell) "covered" call options and purchase options to close out options previously written by the Institutional Tax-Free Money Market Fund. Such options must be listed on a national securities exchange. The purpose of the Institutional Tax-Free Money Market Fund in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Institutional Tax-Free Money Market Fund's total return and will reduce the effect of any price decline of the security involved in the option.

     A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Institutional Tax-Free Money Market Fund will write only covered call options. This means that the Institutional Tax-Free Money Market Fund will only write a call option on a security which a Fund already owns. In order to comply with the requirements of the securities laws in several states, the Institutional Tax-Free Money Market Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or currencies subject to put options exceeds 25% of the market value of the Institutional Tax-Free Money Market Fund's net assets. When market prices are unavailable or deemed to be inaccurate due to recent market developments, matrix pricing or fair value pricing will be utilized.

     Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Institutional Tax-Free Money Market Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Institutional Tax-Free Money Market Fund will not do), but capable of enhancing the Institutional Tax-Free Money Market Fund's total return. When writing a covered call option, the Institutional Tax-Free Money Market Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Institutional Tax-Free Money Market Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Institutional Tax-Free Money Market Fund has written expires, the Institutional Tax-Free Money Market Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Institutional Tax-Free Money Market Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Institutional Tax-Free Money Market Fund's custodian. The Institutional Tax-Free Money Market Fund does not consider a security covered by a call to be "pledged" as that term is used in the Institutional Tax-Free Money Market Fund's policy which limits the pledging or mortgaging of its net assets.

     The premium received is the fair market value of an option. The premium the Institutional Tax-Free Money Market Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Institutional Tax-Free Money Market Fund for writing covered call options will be recorded as a liability in the Institutional Tax-Free Money Market Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Institutional Tax-Free Money Market Fund is computed, or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Institutional Tax-Free Money Market Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Institutional Tax-Free Money Market Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security.

There is, of course, no assurance that the Institutional Tax-Free Money Market Fund will be able to effect such closing transactions at a favorable price. If the Institutional Tax-Free Money Market Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Institutional Tax-Free Money Market Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

     Call options written by the Institutional Tax-Free Money Market Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Institutional Tax-Free Money Market Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

     The Institutional Tax-Free Money Market Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Institutional Tax-Free Money Market Fund.

     FOREIGN INVESTMENTS

     The Institutional Cash Management Fund may, subject to its investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches, agencies or subsidiaries of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Special U.S. tax considerations may apply to a Fund's foreign investments.

     FUTURES CONTRACTS

     The Institutional Tax-Free Money Market Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

     When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Institutional Tax-Free Money Market Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Institutional Tax-Free Money Market Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Institutional Tax-Free Money Market Fund than might later be available in the market when it effects anticipated purchases.

     The acquisition of put and call options on futures contracts will, respectively, give the Institutional Tax-Free Money Market Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

     Futures transactions involve brokerage costs and require the Institutional Tax-Free Money Market Fund to segregate assets to cover contracts that would require it to purchase securities. The Institutional Tax-Free Money Market Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Institutional Tax-Free Money Market Fund had not entered into any futures transactions. In addition, the value of the Institutional Tax-Free Money Market Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

     Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Institutional Tax-Free Money Market Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a Bond Fund's or an Equity Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Bond Funds' or Equity Funds' qualification as a regulated investment company ("RIC").

     INVESTMENT COMPANY SECURITIES

     The Institutional Tax-Free Money Market Fund may invest in shares of other investment companies. The Institutional Tax-Free Money Market Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any investment company or invest more than 10% of its total assets in the securities of other investment companies. These investment companies typically pay an investment advisory fee out of their assets. Therefore, investments may be subject to duplicate management, advisory and distribution fees.


     The Institutional Cash Management Fund and Institutional Tax-Free Money Market Fund may invest in iShares(R)*, an exchange-traded fund, in excess of the statutory limitations stated above in reliance on an exemptive order dated April 15, 2003, issued to iShares,(R) Inc. and iShares(R) Trust.



*iShares(R)is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R)Funds make any representations regarding the advisability of investing in an iShares(R)fund.


     LOAN PARTICIPATION

     The Institutional Cash Management Fund and Institutional Tax-Free Money Market Fund may purchase certain loan participation interests. Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal, and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund intend to limit investments in loan participation interests to 5% of its total assets.

     MORTGAGE-RELATED SECURITIES

     Each of the Funds may, consistent with its investment objective, restrictions and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     Mortgage-related securities, for purposes of the Funds' Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage- related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     The Institutional U.S. Treasury Fund will invest only in mortgage-related securities backed by the full faith and credit of the U.S. government.

     The Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund also may invest in collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. The Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund will only invest in collateralized mortgage obligations which meet the quality requirements of Rule 2a-7 under the 1940 Act. Collateralized mortgage obligations will be purchased only if rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if not rated, found by the Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.

     MUNICIPAL SECURITIES

     As a matter of fundamental policy, under normal circumstances, at least 80% of the assets of the Institutional Tax-Free Money Market Fund will be invested in Short-Term Municipal Securities. Short-Term Municipal Securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Such securities include debt obligations issued to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. The Institutional Tax-Free Money Market Fund may purchase short-term tax-exempt general obligations notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, and other forms of short-term tax exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Institutional Tax-Free Money Market Fund may invest in other types of tax-exempt investments, such as municipal bonds, private activity bonds, and pollution control bonds. The Institutional Tax-Free Money Market Fund may also purchase tax-exempt commercial paper. While the issuing state or local housing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

     The two principal classifications of Short-Term Municipal Securities which may be held by the Institutional Tax-Free Money Market Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Institutional Tax-Free Money Market Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     The Institutional Tax-Free Money Market Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer.

     There are, of course, variations in the quality of Short-Term Municipal Securities, both within a particular classification and between classifications, and the yields on Short-Term Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Short-Term Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Short-Term Municipal Securities with the same maturity, interest rate and rating may have different yields while Short-Term Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Institutional Tax-Free Money Market Fund, an issue of Short-Term Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Institutional Tax-Free Money Market Fund. The Fund's Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

     Although the Institutional Tax-Free Money Market Fund may invest more than 25% of its net assets in (i) Short-Term Municipal Securities whose issuers are in the same state (ii) Short-Term Municipal Securities the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, it does not presently intend to do so on a regular basis. To the extent the Institutional Tax-Free Money Market Fund's assets are concentrated in Short-Term Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state, or are concentrated in private activity bonds, the Institutional Tax-Free Money Market Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

     An issuer's obligations under its Short-Term Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Short-Term Municipal Securities may be materially adversely affected by litigation or other conditions.

     OPTIONS

     The Institutional Tax-Free Money Market Fund may purchase call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Call options purchased by the Institutional Tax-Free Money Market Fund will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

     The Institutional Tax-Free Money Market Fund may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than the exercise price of the option.

     Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. The Institutional Tax-Free Money Market Fund will purchase call options and index options only when its total investment in such options immediately after such purchase, will not exceed 5% of its total assets.

     PRIVATE PLACEMENT INVESTMENTS

     The Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, and resold to qualified institutional buyers under Securities Act Rule 144A ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution.

     Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund will not invest more than 10% of its net assets in Section 4(2) paper and illiquid securities unless the Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approve by the Board of Trustees, that any Section 4(2) paper held by a Fund in excess of this level is at all times liquid.

     Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will develop, the Board of Trustees and the Adviser, pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Funds' investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) paper could have the effect of reducing a Fund's liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.

     PUTS

     The Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund may acquire "puts" with respect to securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

     The amount payable to a Fund upon its exercise of a "put" on debt securities is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

     Puts may be acquired by the Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security or to limit the potential losses involved in a decline in an equity security's market value.

     The Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund intend to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser's opinion, present minimal credit risks.

     REPURCHASE AGREEMENTS

     Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a financial institution such as a member bank of the Federal Deposit Insurance Corporation or a registered broker-dealer, which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Funds believes that, under the regular procedures normally in effect for custody of each Fund's securities subject to repurchase agreements and under applicable federal laws, a court of competent jurisdiction would rule in favor of a Fund if presented with the question. Securities subject to repurchase agreements will be held by each Fund's Custodian, Sub-Custodian, or in the Federal

Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an investment company under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS

     Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, consistent with the Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

     SECURITIES LENDING

     Each of the Funds may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash, U.S. government securities or other high quality debt securities. This collateral must be valued daily by the Fund's Adviser and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities in loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Funds' Board of Trustees. Each Fund will limit securities loans to 33 1/3% of the value of its total assets.

     U.S. GOVERNMENT OBLIGATIONS

     The Institutional U.S. Treasury Fund invests exclusively in obligations issued or guaranteed by the U.S. government, some of which may be subject to repurchase agreements. The Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the government; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

     VARIABLE AMOUNT AND FLOATING RATE NOTES

     Commercial paper eligible for investment by the Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund may include variable amount and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a fair market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser or under guidelines established by the Funds' Board of Trustees to be of comparable quality, at the time of purchase, to rated instruments which are eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the

Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

     Variable amount master demand notes in which the Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Institutional Cash Management Fund or the Institutional Tax-Free Money Market Fund and the issuer, they are not normally traded. Although there is no secondary market for the notes, the Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund may demand payment of principal and accrued interest at any time. The period of time remaining until the principal amount actually can be recovered under a variable amount master demand note generally shall not exceed seven days. To the extent such maximum period were exceeded, the note in question would be considered illiquid. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund will invest in variable amount master demand notes only where such notes are determined by its Adviser pursuant to guidelines established by the Funds' Board of Trustees to be of comparable quality to rated issuers or instruments eligible for investment by the Institutional Cash Management Fund. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average dollar-weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

     Variable or floating rate notes with stated maturities of more than one year may, based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities in accordance with such Rule.

     WHEN-ISSUED SECURITIES

     Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery at an unknown or unspecified settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund relies on the seller to consummate the trade and will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, its Custodian will set aside cash or liquid high grade securities equal to the amount of the commitment in a separate account with the Custodian or a Sub-Custodian of the Fund. Failure of the seller to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.

     Each Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, a Fund's liquidity and the ability of the Adviser to manage it might be severely affected. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     ZERO COUPON OBLIGATIONS

     The Institutional Tax-Free Money Market Fund may hold zero-coupon obligations issued by the U.S. Treasury and U.S. government agencies. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased only if, at the time of purchase, the yield spread, considered in light of the obligation's duration, is considered advantageous.

     Even though such bonds do not pay current interest in cash, the Institutional Tax-Free Money Market Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, the Institutional Tax-Free Money Market Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

TEMPORARY DEFENSIVE POSITIONS

     During temporary defensive periods as determined by the Adviser, the Institutional Tax-Free Money Market Fund may invest in short-term Taxable Obligations over 20% of its assets.

INVESTMENT RESTRICTIONS

     Unless otherwise specifically noted, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. These restrictions supplement the investment objective and policies of the Funds as set forth in the applicable Prospectus.

     The Institutional Cash Management Fund and Institutional U.S. Treasury Fund may not:

     1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account.

     2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

     3. Purchase or sell commodities or commodity contracts.

     4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs or leases (although investments by the Institutional Cash Management Fund in marketable securities of companies engaged in such activities are not hereby precluded).

     5. Invest in any issuer for purposes of exercising control or management.

     6. Purchase or retain securities of any issuer if the officers or Trustees of the Funds or the officers or directors of its Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

     7. Purchase or sell real estate, including limited partnership interests.

     8. Buy common stocks or voting securities, or state, municipal, or private activity bonds.

     9. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government (and, with respect to the Cash Management Fund, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, with respect to 75% of its portfolio, more than 5% of the value of each Fund's total assets would be invested in such issuer.*

     10. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing. Neither Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of the total assets of such Fund.

     11. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

     12. Enter into repurchase agreements with maturities in excess of seven days if such investment, together with other instruments in such Fund which are not readily marketable, exceeds 10% of such Fund's net assets.

* In addition, although not a fundamental investment restriction (and therefore subject to change without a Shareholder vote), to the extent required by rules of the Securities and Exchange Commission (the "SEC") the Institutional U.S. Treasury Fund and the Institutional Cash Management Fund each generally apply the above restriction with respect to 100% of their portfolios.

     In addition, the Institutional U.S. Treasury Fund may not:

     1. Purchase securities other than U.S. Treasury bills, notes and other obligations backed by the full faith and credit of the U.S. government, some of which may be subject to repurchase agreements.

     2. Purchase any securities which would cause more than 25% of the value of each Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations issued by commercial banks and bank holding companies, repurchase agreements secured by bank instruments or obligations of the U.S. government or its agencies or instrumentalities and obligations issued by commercial banks and bank holding companies primarily engaged in the banking industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     In addition, the Institutional Cash Management Fund may not:

     1. Write or sell puts, calls, straddles, spreads or combinations thereof except that the Institutional Cash Management Fund may acquire puts with respect to obligations in its portfolio and sell those puts in conjunction with a sale of those obligations.

     2. Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Institutional Cash Management Fund's assets would be subject to puts from such issuer (except that the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and the investment restriction immediately below, a put will be considered to be from the party to whom the Institutional Cash Management Fund will look for payment of the exercise price.

     3. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Institutional Cash Management Fund's assets.

     4. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities, bank certificates of deposits, bankers' acceptances, and repurchase agreements secured by bank instruments (such bank certificates of deposits, bankers' acceptances, and repurchase agreements secured by bank instruments may be issued or guaranteed by U.S. banks and U.S. branches of foreign banks); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services.

     If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

     The following fundamental investment restrictions apply to the Institutional Tax-Free Money Market Fund. As stated above, fundamental investment restrictions may be changed only by a vote of a majority of the outstanding Shares of the Fund. Except with respect to the Fund's restrictions governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

     1. The Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations, provided that there is no limitation with respect to domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by such bank instruments.*

     2. The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

     3. The Fund may borrow money or lend to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

     4. The Fund may issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

     5. The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

     6. The Fund may underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

* Should any part of this investment restriction conflict with the Fund's current fundamental investment policy of investing at least 80% of its assets in Short-Term Municipal Securities (the "80% Policy"), the 80% Policy will govern.

     The fundamental investment restrictions of the Institutional Tax-Free Money Market Fund have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Institutional Tax-Free Money Market Fund has also adopted non-fundamental investment restrictions, set forth below, which in some instances may be more restrictive than its fundamental restrictions. Any changes in the Institutional Tax-Free Money Market Fund's non-fundamental investment policies will be communicated to its Shareholders prior to effectiveness.

     1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.


     The 1940 Act also limits the amount that a Fund may invest in other investment companies, prohibiting the Institutional Tax-Free Money Market Fund from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. Pursuant to exemptive relief granted by the SEC to iShares(R), the Fund may invest in iShares(R) ETFs in excess of the 5% and 10% limits described in this paragraph, provided that the Board has approved certain procedures and the Funds have described ETF investments in the applicable prospectuses and otherwise comply with the conditions of the exemptive relief, as they may be amended, and any other applicable investment limitations.


     Additionally, the 1940 Act limits a Fund's ability to borrow money, prohibiting a Fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

     The following investment restrictions with respect to the Institutional Tax-Free Money Market Fund are considered NON-FUNDAMENTAL and therefore may be changed by a vote of a majority of the Trustees of American Performance Funds:

     1. The Fund may not purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the applicable Prospectus). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.

     2. The Fund may not borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

     3. The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

     4. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

     5. The Fund may not invest more than 15% of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act.

NON-FUNDAMENTAL POLICY REQUIRING SHAREHOLDER NOTICE

     The following policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change:

     The American Performance Institutional U.S. Treasury Fund, under normal circumstances, invests at least 80% of its assets in U.S. Treasury Obligations, some of which may be subject to repurchase agreements.

     Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in this non-fundamental policy of the Fund will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement, if delivered separately from other communications to shareholders, will also appear on the envelope in which such notice is delivered.

PORTFOLIO TURNOVER

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to the Institutional Money Market Funds will be zero. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Funds to receive certain favorable tax treatments. Fund turnover will not be a limiting factor in making portfolio decisions. High turnover rates will generally result in higher transaction costs to a Fund and may result in additional tax consequences (including an increase in short-term capital gains which are generally taxed to individual shareholders at ordinary income tax rates) to a Fund's Shareholders.

ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS

TAXATION OF THE FUNDS

     It is the policy of each Fund to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

     In order to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things,
(a) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each taxable year distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid-generally taxable ordinary income, and the excess, if any, of its net short-term capital gains over its net long-term capital losses) and net tax-exempt interest income, for such years; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). For purposes of meeting this diversification requirement, in the case of a Fund's investments in loan participations, the issuer may be the financial intermediary or the borrower.



     In general, for purposes of the 90% gross income requirement described in
(a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in
(a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.



     If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its Shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its Shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.



     If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. For these purposes, the Fund will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to Shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax, although there can be no assurance that it will be able to do so.


     The Funds each expect to qualify to be taxed as a "regulated investment company" and to be relieved of all or substantially all federal income taxes. Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

DISTRIBUTIONS

     Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are generally taxable to Shareholders as ordinary income. Distributions of a Fund's net capital gain, if any, from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gains dividends, will be taxable as long-term capital gains regardless of how long a Shareholder has held Fund shares. Such distributions will generally be subject to a 15% tax rate, with lower rates applying to taxpayers in the 10% and 15% rate brackets through December 31, 2008, and will not be eligible for the dividends received deduction. Distributions from capital gains are generally made after applying any capital loss carryover. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in additional Fund shares.

     Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular Shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

     If a Fund makes a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund's current and accumulated "earnings and profits" (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income). Such excess distribution will generally be taxable in the hands of Shareholders as ordinary income. Distributions in excess of earnings and profits will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.


     For taxable years beginning on or before December 31, 2008, distributions of investments income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The Funds do not expect to a significant portion of their distributions to be derived from qualified dividend income.


     In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund's shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than dividends properly designated as capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.


     Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.


EXEMPT-INTEREST DIVIDENDS

     The policy of Institutional Tax-Free Money Market Fund is to pay each year as dividends substantially all the Fund's tax-exempt interest income net of certain deductions. The Fund will be qualified to pay exempt-interest dividends to its Shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Such dividends will not exceed, in the aggregate, the net interest the Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year.

     The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

     Generally, distributions that a Fund properly designates as exempt-interest dividends will be excluded from gross income for federal income tax purposes, but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. Additionally, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any Shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users. A "substantial user" is defined under U.S. Treasury Regulations to include any non-exempt person who regularly uses a part of such facilities in his or her trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partners and partnerships.

     Part or all of the interest on indebtedness, if any, incurred or continued by a Shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the Shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

     A Fund may acquire rights regarding specified portfolio securities under puts. The policy of each Fund is to limit its acquisition of puts to those under which such Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to such Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no definitive rule that establishes the tax consequences of many of the types of puts that the Fund could acquire under the 1940 Act. Therefore, although a Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

     If a Shareholder receives an exempt-interest dividend with respect to any share and such share is held by the Shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a Shareholder. The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

     Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

SELLING SHARES

     Shareholders who sell Fund Shares may recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received, although such a gain or loss is unlikely in a money market fund. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or (ii) for taxable years beginning on or before December 31, 2008, 15% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2008, long-term capital gains will generally be taxed at a maximum capital gain tax rate of 20% to noncorporate shareholders (or 10%, in the case of such shareholders in the 10% or 15% tax bracket). Long-term capital gains from capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent).

     If a Shareholder sells Fund Shares within 6 months of purchase, any loss (although unlikely) will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such Shares. In addition, any loss on the sale or exchange of Fund Shares will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. All or a portion of any loss realized on the sale or exchange of Shares will be disallowed to the extent that a Shareholder replaces the disposed of Shares with other Shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Shareholder's basis in the replacement Shares will be adjusted to reflect the disallowed loss.

HEDGING TRANSACTIONS

     A Fund's transactions in options, foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale" and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund.

     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income),
(ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

BACKUP WITHHOLDING

     A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual Shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not a United States person and is subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

     The Internal Revenue Service's current regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.

TAX SHELTER REPORTING REGULATIONS

     Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

     Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

NON-U.S. SHAREHOLDERS


     Capital gain dividends will not be subject to withholding of federal income tax. In general, dividends (other than capital gain dividends) paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. This provision will first apply to each Fund in its taxable year beginning September 1, 2005.


     If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

     Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on capital gain dividends unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met.

ADDITIONAL INFORMATION

     The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. This summary is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

     No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of foreign, state and local taxes.

                                    VALUATION

     Valuation of the Money Market Funds

     The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

     Pursuant to Rule 2a-7, the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to maturity dates) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share (the "Mark to Market"). In performing the Mark to Market, securities for which market quotations are not readily available and other assets will be valued at fair value and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board of Trustees.

     In the event such deviations exceeds one half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Money Market Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

     Valuation of the Equity Funds and Bond Funds

          Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through an independent national pricing service approved by the Board of Trustees. The following is an overview of how securities will be valued in the Equity Funds and Bond Funds:

     - Domestic Equity Securities. Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded, except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price. If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.

     - Foreign Equity Securities. Foreign equity securities will be priced at the closing price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day, a security will be valued at the latest available bid price on the exchange where the security is principally traded. Prices of foreign securities denominated in foreign currency shall be converted into U.S. dollar equivalents using the daily rate of exchange as supplied by a Board Approved National Pricing Service as of London 4:00 GMT.

     - Fixed Income Securities. Fixed income securities will be valued using matrix pricing as determined by a Board approved independent pricing service. Short term fixed income securities are valued at amortized cost, which approximates current value.

     - Mutual Funds. Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available closing price.

     - Repurchase Agreements. Repurchase agreements will be valued at original cost.

     Other securities and assets for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Fund's pricing committee under the supervision of the Board of Trustees.

     Notwithstanding the above, securities transferred in transactions subject to Rule 17a-7 under the 1940 Act shall be priced pursuant to Rule 17a-7 and any currently effective procedures adopted by the Board of Trustees under that Rule.

     The Pricing Committee conducts its pricing activities in the manner established by the Security Valuation Procedures. The Security Valuation Procedures are reviewed and approved by the Funds' Board of Trustees at least annually.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares in each Fund are sold on a continuous basis by BISYS Fund Services (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, Shares may be purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor ("Participating Organizations") pursuant to contractual arrangements with the Distributor under the Funds' Distribution and Shareholder Services Plan. Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser and its affiliates.

     The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

     The Institutional Money Market Funds may redeem Shares involuntarily if redemption appears appropriate in light of the Funds' responsibilities under the 1940 Act. (See "YOUR ACCOUNT - Involuntary Sales of Shares" in the Institutional Money Market Funds prospectus for further information.)

     MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS

     TRUSTEES AND OFFICERS

     The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

                              INDEPENDENT TRUSTEES


       (1)             (2)           (3)                        (4)                     (5)                (6)
                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                                      IN FUND
                   POSITION(S)      TERM OF                                           COMPLEX             OTHER
                       HELD        OFFICE AND                                        OVERSEEN         DIRECTORSHIPS
      NAME           WITH THE      LENGTH OF          PRINCIPAL OCCUPATION(S)           BY               HELD BY
     AND AGE          FUNDS       TIME SERVED         DURING THE PAST 5 YEARS         TRUSTEE            TRUSTEE*
----------------   -----------   -------------   --------------------------------   ----------   -----------------------
Michael J. Hall    Trustee,      Indefinite,     From May 2004 to present,              13       Matrix Service Company;
                   Chairman
Age: 61                          8/90- Present   Advisory Director, UMB -
DOB: 5/24/1944                   (Chairman,      klahoma region; from March 2003                 Alliance Resources
                                 7/05 -          to present, Director, Alliance                  Partners L.P.
                                 Present)        Resources Partners L.P. (coal
                                                 mining); from September 1998 to
                                                 May 2004, Vice President Finance
                                                 and Chief Financial Officer and
                                                 Director, Matrix Service Company
                                                 (maintenance and construction
                                                 services).

I. Edgar Hendrix   Trustee       Indefinite,     From November 2002 to present,         13       Matrix Service Company

       (1)             (2)           (3)                        (4)                     (5)                (6)
                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                                      IN FUND
                   POSITION(S)      TERM OF                                           COMPLEX             OTHER
                       HELD        OFFICE AND                                        OVERSEEN         DIRECTORSHIPS
      NAME           WITH THE      LENGTH OF          PRINCIPAL OCCUPATION(S)           BY               HELD BY
     AND AGE          FUNDS       TIME SERVED         DURING THE PAST 5 YEARS         TRUSTEE            TRUSTEE*
----------------   -----------   -------------   --------------------------------   ----------   -----------------------
Age: 61                          7/90- Present   Executive Vice President and
DOB: 7/24/1944                                   Chief Financial Officer,
                                                 Loudfire, Inc. (Software
                                                 technology), from November 2000
                                                 to present, Director, Matrix
                                                 Service Company; from July 2000
                                                 to October 2002, Executive V.P.
                                                 and Chief Financial Officer,
                                                 Spectrum Field Services (natural
                                                 gas services), Inc.; from July
                                                 1976 to 1999, Vice-President and
                                                 Treasurer, Parker Drilling
                                                 Company.

D' Ray Moore       Trustee       Indefinite,     Retired; prior to November 2001,       13       N/A
Age: 46                          10/04-          Vice President of Client
DOB: 3/20/1959                   Present         Services, BISYS Fund Services.

                                                 INTERESTED TRUSTEE From June
Walter B. Grimm**  Trustee,      Indefinite,     1992 to present, employee of           13       Coventry Group, (27
Age: 60                          7/93 -          BISYS Fund Services, Inc.                       portfolios) Legacy
DOB: 6/30/1945                   Present                                                         Funds (3 portfolios)
                                 (Trustee)                                                       Performance Funds Trust
                                                                                                 (6 portfolios) Variable
                                                                                                 Insurance Funds (16
                                                                                                 portfolios)


* Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.


** Mr. Grimm is treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds. Mr. Grimm is an "interested person" because of his prior employment with BISYS Fund Services, Inc., the Funds' Sub-Administrator and Underwriter, which ended [July, 2005].


                                    OFFICERS


       (1)             (2)           (3)                        (4)                     (5)           (6)
                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                                      IN FUND
                   POSITION(S)      TERM OF                                           COMPLEX        OTHER
                       HELD        OFFICE AND                                        OVERSEEN    DIRECTORSHIPS
      NAME           WITH THE      LENGTH OF          PRINCIPAL OCCUPATION(S)           BY          HELD BY
     AND AGE          FUNDS       TIME SERVED         DURING THE PAST 5 YEARS         TRUSTEE       TRUSTEE*
----------------   -----------   -------------   --------------------------------   ----------   -----------------------
Alaina V. Metz     Assistant     Indefinite,     From June 1995 to present,         N/A          N/A
Age: 38            Secretary     7/95 -          employee of BISYS Fund Services,
DOB: 4/7/1967                    Present         Inc.

Trent Statczar     Treasurer     Indefinite,     From June 1993 to present,         N/A          N/A
Age: 34                          4/02 -          employee of BISYS Fund Services,
DOB: 8/31/1971                   Present         Inc.

       (1)                (2)           (3)                      (4)                   (5)           (6)
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                      POSITION(S)      TERM OF                                       COMPLEX        OTHER
                          HELD        OFFICE AND                                    OVERSEEN    DIRECTORSHIPS
      NAME              WITH THE      LENGTH OF        PRINCIPAL OCCUPATION(S)         BY          HELD BY
     AND AGE             FUNDS       TIME SERVED       DURING THE PAST 5 YEARS       TRUSTEE       TRUSTEE*
-------------------   -----------   -------------   ----------------------------   ----------   -------------
Jennifer J. Hankins   President,    Indefinite,                                    N/A          N/A
Age:                  Assistant     7/05-
DOB:                  Secretary     Present
                      Manager

George Stevens        Chief         9/04 -          From September 1996 to         N/A          N/A
Age: 54               Compliance    Present         present, Vice President of
DOB: 2/10/1951        Officer,      (Anti-Money     BISYS Fund Services.
                      Anti-Money    Laundering
                      Laundering    Officer
                      Officer and   1/05-Present)
                      Disaster
                      REcovery
                      Plan
                      Business
                      Operations
                      Manager

Marc L. Parsons       Secretary     10/04 -         From June 2004 to present,     N/A          N/A
Age: 36                             Present         Counsel, BISYS Fund
DOB: 9/27/1969                                      Services; from January 2000
                                                    to May 2004, Counsel,
                                                    MetLife Advisers; from
                                                    November 1997 to December
                                                    1999, Assistant VP and
                                                    Associate Counsel, State
                                                    Street Bank and Trust
                                                    Company.


For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:


                        POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
        NAME                         UNDERWRITERS OF THE FUNDS
-------------------   -------------------------------------------------------
Walter B. Grimm       BISYS Fund Services, Senior Vice President
Alaina V. Metz        BISYS Fund Services, Vice President, Blue Sky Services
Trent Statczar        BISYS Fund Services, Vice President, Financial Services
Jennifer J. Hankins
George Stevens        BISYS Fund Services, Vice President
Marc L. Parsons       BISYS Fund Services, Counsel


COMMITTEES OF THE BOARD OF TRUSTEES

     Audit Committee


     The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent registered public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent registered public accountants and the full Board of Trustees. Messrs. Hendrix and Hall and Ms. Moore serve on this Committee. For the fiscal year ended August 31, 2005, there were three meetings of the Audit Committee.

     Nominating Committee


     The purpose of the Nominating Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hendrix and Hall and Ms. Moore serve on this Committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the American Performance Funds. For the fiscal year ended August 31, 2005, the Nominating Committee did not meet.


SECURITIES OWNERSHIP


For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2004:



                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                                               SECURITIES IN ALL REGISTERED
                            DOLLAR RANGE OF EQUITY           INVESTMENT COMPANIES OVERSEEN BY
                                  SECURITIES                  TRUSTEE IN FAMILY OF INVESTMENT
 NAME OF TRUSTEE                 IN THE FUNDS                            COMPANIES
-----------------   --------------------------------------   --------------------------------
Michael J. Hall     Equity Fund: [___]                                     [__]
I. Edgar Hendrix    Cash Management Fund: [___]                            [__]
Perry A. Wimpey**   Balanced Fund: [___]                                   [__]
                    Intermediate Tax Free Bond Fund: [___]                 [__]
                    Short Term Income Fund: [___]                          [__]
Walter B. Grimm     Bond Fund: [___]                                       [__]
D'Ray Moore         [___]                                                  [__]


     *    denotes greater than


     ** Figures are for the calendar year ended December 31, 2003. Mr. Wimpey resigned [retired] as a trustee of the American Performance Funds on July 28, 2005.



For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2004:



                   NAME OF OWNERS
                         AND
                    RELATIONSHIPS             TITLE OF    VALUE OF
NAME OF TRUSTEE      TO TRUSTEE     COMPANY     CLASS    SECURITIES   PERCENT OF CLASS
----------------   --------------   -------   --------   ----------   ----------------
Michael J. Hall          N/A          N/A        N/A         N/A             N/A
I. Edgar Hendrix         N/A          N/A        N/A         N/A             N/A
D'Ray Moore              N/A          N/A        N/A         N/A             N/A



     As of December 1, 2005, the Officers and Trustees owned less than 1% of any class of any Fund. [CONFIRM.]


     The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of an Adviser or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. BISYS receives fees from each Fund for acting as Administrator and may receive additional income under the Distribution Plan of the Funds.

TRUSTEES COMPENSATION


                             AGGREGATE COMPENSATION FROM THE       TOTAL COMPENSATION FROM FUNDS
                            FUNDS FOR THE FISCAL YEAR ENDING   PAID TO TRUSTEES FOR THE FISCAL YEAR
 NAME OF PERSON, POSITION            AUGUST 31, 2004                  ENDING AUGUST 31, 2004
-------------------------   --------------------------------   ------------------------------------
Michael J. Hall, Trustee                 $[___]                               $[___]
I. Edgar Hendrix, Trustee                $[___]                               $[___]
Perry A. Wimpey, Trustee                 $[___]                               $[___]

Walter B. Grimm, Trustee                   --                                    --
D'Ray Moore, Trustee                       --                                    --

CODE OF ETHICS

     Each Fund, BOk Investment Advisers, Bank of Oklahoma, N.A., and BISYS Fund Services have adopted codes of ethics ("Codes") under Rule 17j-1 of the Investment Company Act, and these Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund.

MARKET TIMING POLICIES AND PROCEDURES

     Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures. Exchanges between Funds are limited to twelve in any twelve month period, with no more than three in any calendar quarter. We reserve the right to close any account in which we have identified a pattern of excessive or abusive trading.

     We do not have in place any arrangements to permit any person to engage in frequent trading in the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

     Information regarding portfolio holdings may be made available to third parties in the following circumstances:

-    Through disclosure in a Fund's latest annual or semi-annual report or Form
     N-Q;

- In marketing materials, provided that the information regarding portfolio holdings contained therein is at least fifteen days old; or

- When a Fund has a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement which prohibits both disclosure of portfolio holdings to third parties and trading based on such information. Such disclosure shall be authorized by the Funds' President or Treasurer and shall be reported periodically to the Board.

     It is the policy of the Funds to not disclose material information about their portfolio holdings, trading strategies implemented or to be implemented, or pending transactions to other third parties. The Funds' service providers are prohibited from disclosing to other third parties material information about the Funds' portfolio holdings, trading strategies implemented or to be implemented, or pending transactions. However, the Funds may provide information regarding their portfolio holdings to their service providers where relevant to duties to be performed for the Funds. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys.

     Other than the service provider arrangements discussed above, the Funds do not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. The Fund's policies prohibit the receipt of compensation for the disclosure of portfolio holdings.

PROXY VOTING POLICIES AND PROCEDURES

                               Proxy Voting Policy

     It is the policy of the Board of Trustees (the "Board") of American Performance Funds (the "Funds") to delegate the responsibility for voting proxies relating to portfolio securities to The Funds' adviser (the "Adviser") as a part of the Adviser's general management of the portfolio, subject to the Board's continuing oversight. As the Adviser and BISYS Fund Services Limited Partnership ("BISYS"), the Funds' principal underwriter, are not affiliates, the delegation of authority to vote proxies relating to portfolio securities to the Adviser eliminates the potential for conflicts of interest between BISYS and the Funds' shareholders from the proxy voting process. The following are the procedures adopted by the Board for the administration of this policy:

Fiduciary Duty

     The right to vote a proxy with respect to portfolio securities held in portfolios of the Funds is an asset of the Funds. Based on its initial review of the proxy voting policy of the Adviser and the procedures and guidelines thereunder, the Board is satisfied that the

Adviser acknowledges that it acts as a fiduciary of the Funds and has formally committed to policies and procedures designed to ensure that it will vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

Review of Policies & Procedures

     The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

Voting Record Reporting

     The Adviser must include in its Board presentation materials once each year a record of each proxy voted with respect to portfolio securities of the Funds during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser must submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

Revocation

     The delegation of authority by the Board to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Information Regarding Proxy Votes

     You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or by contacting us by telephone at 1-800-762-7085 or in writing at American Performance Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

BOk Investment Advisers Policy and Procedures Manual

Section: General

                                                                  Policy No.1. 7

Effective Date: April 2003

PROXY VOTING POLICY

General Provisions

     It is the policy of the Firm that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.

     Proxies are voted in the best interests of the client accounts. The determination of the interest of a client account in a proposal presented by proxy is the effect, if any, the proposal could have on the current or future value of the investment.

     Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.

     If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to advise in the voting of a proxy.

Conflicts of Interest

     Proxy solicitations that might involve a conflict of interest between the Firm and its client accounts will be considered by the Investment Policy Committee which will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm's commitment to vote proxies in the best interest of client accounts, how the proxy will be handled.

Disclosure

     The Firm shall disclose to each client how they may obtain information about how the Firm voted with respect to their securities; and shall provide each client a description of the Firm's proxy voting policies and procedures and, upon request, shall furnish a copy of the policies and procedures to the requesting client.

Recordkeeping

     The Firm will retain records relating to the voting of proxies, including:

     - A copy of policies, procedures or guidelines relating to the voting of proxies.

     - A copy of each proxy statement that the Firm receives regarding client securities. The Firm may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the Firm has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

     - A record of each vote cast by the Firm on behalf of a client. The Firm may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

     - A copy of any document created by the Firm that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

     - A copy of each written client request for information on how the Firm voted proxies on behalf of the client, and a copy of any written response by the Firm to any client request for information on how the adviser voted proxies on behalf of the requesting client.

     These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Firm.

                          BOK INVESTMENT ADVISERS, INC.

                             PROXY VOTING PROCEDURES

     The Firm's Policy & Procedures Manual regarding proxy voting provides:

     Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the President and the Investment Policy Committee, both of whom may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.

     These procedures are adopted by the Investment Policy Committee (the "Committee") pursuant to the policy cited above.

1. Evaluation and Voting

     The President of the Firm may designate one or more employees of the Firm (the "designated employee") to review each proxy received by the Firm which the Firm has the responsibility to vote. The designated employee will review the issues presented by the proxy and, where it is appropriate to do so will vote the proxy in accordance with the proxy voting guidelines.

     If the proxy presents issues not addressed in the proxy voting guidelines or the designated employee believes that one or more issues presented by the proxy should not be voted as indicated by the guidelines, the designated employee will prepare a memorandum with respect to the proxy setting out:

     -    the issue presented;

     - the interests of the Firm or of affiliates of the Firm, if any, in the issue;

     -    the interest of the client accounts in the issue presented and

     -    a recommendation for voting the proxy.

     The memorandum will include a record of all external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. The memorandum will be presented to the President who will:

     -    direct that the proxy be voted as recommended by the memorandum;

     -    return the memorandum for further consideration; or

     - in the case of a potential conflict of interest or basic disagreement about the voting of the proxy, submit the memorandum to the Committee for direction with respect to the voting of the proxy.

     It is the responsibility of the President of the Firm to ensure that proxies are voted timely and in the manner he or she directs.

Conflicts of Interest

     The Firm will maintain a list of those companies, which issue publicly traded securities and with which the Firm or its affiliates have such a relationship that proxies presented with respect to those companies may give rise to a conflict of interest between the Firm and its clients.(1)

     Proxies that are received from companies on the list will be directed to the Committee for its consideration. The Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm's commitment to vote proxies in the best interests of client accounts, how the proxy will be handled. The Committee will direct the President to:

     - vote the proxy in accordance with voting guidelines adopted by the Firm and in force at the time the proxy was received,

     -    employ an outside service provider to direct the voting of the proxy,

     - employ an outside service provider to vote the proxy on behalf of the Firm and its clients,

     - disclose the conflict of interest to the client and obtain direction with respect to the voting of the proxy, or

     - decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.

2. Delegation of Proxy Voting

     In the alternative, if it believes such an arrangement is reasonably designed to ensure that the Firm will vote client securities in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Committee may recommend to the Board one or more unaffiliated service providers (the "designated providers") either to advise the Firm with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote. The designated provider will review the issues presented by each proxy and, will vote the proxy on behalf of the Firm in accordance with its proxy voting guidelines.

----------
(1) As it is used in this document, the term "conflict of interest" refers to a situation in which the adviser has a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the client which compromises the Firm's freedom of judgment and action. Examples of relationships that might give rise to such an interest include:

     - Companies affiliated with directors or officers of the Firm, or immediate family members of directors or officers of the Firm or of affiliates of the Firm;

     - Companies that maintain significant business relationships with the Firm or with affiliates of the Firm, or with which the Firm or an affiliate of the Firm is actively seeking a significant business relationship.

A conflict of interest is "material" if a reasonable person might believe that the Firm's freedom of judgment and action would be compromised or that the Firm would be persuaded to vote a proxy in such a way as to advance its own interest in the matter rather than that of its client.

3. Reporting

     The President of the Firm will submit a report to the Board of each proxy voted by the Firm since the last meeting of the Board. Where an outside service provider has been involved either to advise the Firm with respect to voting of the proxy or to vote the proxy on behalf of the Firm, the President will submit a separate report to the Board including reports, memoranda or other materials received from the outside service provider relating to the voting of proxies.

                          BOK INVESTMENT ADVISERS, INC.

                             PROXY VOTING GUIDELINES

     Section 1.7 of the Investment Concepts Policies & Procedures manual provides:

     It is the policy of the Firm that, absent definitive reasons why a proxy should not be voted; all proxies will be voted based on what is best for an account as a shareholder.

     The key element underlying any evaluation of the interest of an advisory account in an issue presented to the shareholders of the company is the effect, if any, a proposal could have on the current or future value of the investment. The following guidelines will be followed in voting proxies:

Management Proposals

     To the extent that management's proposals do not infringe on stockholder rights, the firm will support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs, Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.

     I.   Standard Proposals The Firm will support management's proposals to:

     -    Elect or re-elect members of the board of directors

     -    Select outside auditors

     -    Set the annual meeting date and location

     -    Eliminate preemptive rights or dual classes of stock

     -    Establish dividend reinvestment plans

     -    Provide cumulative voting for directors

     -    Indemnify directors, officers and employees

     -    Change the corporate name

     II.  Capitalization Proposals The Firm will support proposals to:

     -    Increase the authorized number common shares

     -    Adjust of par value

     -    Establish flexible schedules of preferred dividends

     -    Repurchase shares

     -    Authorize stock splits or stock dividends

     -    Establish anti-greenmail measures

     III. Non-Salary Compensation Programs The Firm will support stock or other non-salary compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:

     -    Performance incentives

     -    Stock option plans

     -    Stock purchase or stock ownership plans

     -    Thrift/Profit Sharing plans

     However, the Firm will not support plans that:

     -    Cause excessive dilution

     -    Award options at deep discount to the market

     IV. Anti-Takeover Measures The Firm believes that charter and by-law amendments designed to thwart takeover attempts sometimes undermining the prospects for realizing maximum appreciation. and thus, not in the best interest of shareholders. The Firm will oppose the following anti-takeover measures:

     -    Fair pricing procedures

     -    Super majority rules

     -    Board classification

     -    Bars to written consent

     -    Incumbent-entrenchment measures

     -    Re-incorporation measures

     -    Control share measures

     V: Miscellaneous Corporate Governance Matters The Firm will support proposals to:

     -    Limit directors' liability

     -    Authorize indemnification agreements

     -    Meet SEC/NASD quorum requirements

     -    Reorganize as a holding company

Shareholder Proposals

     The Firm recognizes that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Firm acknowledges that economic and social considerations are often closely intertwined, the management group and elected directors are best positioned to make corporate decisions on these proposals.

     The Firm will support management's position on shareholder proposals presented by proxy.

Record Retention

     The Firm will retain records relating to the voting of proxies for five years from the end of the fiscal year during which the proxy was voted.

                        Current Proxy Voting Arrangements
                          BOk Investment Advisers, Inc.

     The BOk Investment Advisers, Inc. proxy voting procedures provide two alternative methods for handling proxy voting:

     - The first provides for the designation of one or more employees of the Firm to review each proxy which the Firm has the responsibility to vote and where it is appropriate to do so, to vote the proxy in accordance with the Fund's proxy voting guidelines. Where the employee determines that it is not appropriate to vote m accordance with the guidelines, a process for further consideration of the issues presented in the proxy by the President of the Firm and the Investment Policy Committee is provided.

     - The second provides that, if the Firm believes that such an arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Firm may retain an unaffiliated service provider either to advise the Finn with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote.


     After much discussion, BOk Investment Advisers has retained Institutional Shareholder Services ("ISS"), an unaffiliated third party, as its agent to vote proxies relating to portfolio securities of American Performance Funds on behalf of the Firm. ISS is providing three basic services to BOk Investment Advisers:



     - ISS has received the Firm's proxy voting guidelines (a copy of the current guidelines are attached);



     - ISS will vote the proxies relating to portfolio securities in accordance with the proxy voting guidelines, and



     - ISS will maintain records relating to the voting of proxies which will be used both to monitor proxy voting activity and to meet the reporting requirements of the Finn's proxy voting procedures and of the new SEC rules.


     The Firm believes that this arrangement is reasonably designed to ensure that proxies relating to client securities will be voted in the best interest of the clients and, because the process is handled by a third party not affiliated with the Firm, will avoid material conflicts between the Firm and its clients.

INVESTMENT ADVISER


     Investment advisory services are provided to each of the Funds by BOk Investment Advisers, Inc. ("BOk Investment Advisers"), pursuant to an Investment Advisory Agreement.





     BOk Investment Advisers is a separate, wholly-owned subsidiary of Bank of Oklahoma, N.A. ("BOK"), which it succeeded as Investment Adviser to the Funds on May 12, 2001. BOK, the largest trust company headquartered in the State of Oklahoma, is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Through its subsidiaries, BOK Financial provides a full array of trust, commercial banking and retail banking services. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit, life, accident, and health insurance on certain loans originated by its subsidiaries.

     BOK maintains offices in Oklahoma, Arkansas, Texas and New Mexico and offers a variety of services for both corporate and individual customers. Individual financial trust services include personal trust management, administration of estates, and management of individual investments and custodial accounts. For corporate clients, the array of services includes management, administration and recordkeeping of pension plans, thrift plans, 401(k) plans and master trust plans. BOK also serves as transfer agent and registrar for corporate securities, paying agent for dividends and its affiliates and interest, and indenture trustee of bond issues. At September 30, 2004, BOk Investment Advisers had approximately $2.4 billion in assets under management and BOK and its affiliates had approximately $9.7 billion in assets under management.

     Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, BOk Investment Advisers reviews, supervises, and provides general investment advice regarding each of the Funds' investment programs. Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, BOk Investment Advisers makes all final decisions with respect to portfolio securities of each of the Funds, places orders for all purchases and sales of the portfolio securities of each of the Funds, and maintains each Fund's records directly relating to such purchases and sales.

     For the services provided and expenses assumed pursuant to the Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee from each of the Funds, computed daily and paid monthly, based on the lower of (1) such fee as may, from time to time, be agreed upon in writing by the Funds and the Adviser or (2) fifteen one-hundredths of one percent (0.15%) annually of the average daily net assets of each Institutional Money Market Fund. (See "DISTRIBUTION"). BOk Investment Advisers may periodically waive all or a portion of its fee with respect to any Fund to increase the net income of such Fund available for distribution as dividends.

     The Institutional U.S. Treasury Fund and the Institutional Cash Management Fund paid BOk Investment Advisers the following aggregate fees for investment advisory services:


                       FISCAL YEAR ENDED       FISCAL YEAR ENDED          PERIOD ENDED
                        AUGUST 31, 2005         AUGUST 31, 2004          AUGUST 31, 2003
                     --------------------   -----------------------   --------------------
                              ADDITIONAL                ADDITIONAL             ADDITIONAL
                     PAID   AMOUNT WAIVED     PAID    AMOUNT WAIVED   PAID   AMOUNT WAIVED
                     ----   -------------   -------   -------------   ----   -------------
Institutional U.S.
Treasury Fund                               $29,466      $191,875      --      $ 82,504
Institutional Cash
Management Fund                             $60,617      $393,976      --*     $219,887*

* The Institutional Cash Management Fund commenced operations on November 22, 2002.

**   The Institutional U.S. Treasury Fund commenced operations on October 19,
     2001.

The Institutional Tax-Free Money Market Fund has not commenced operations and has not paid any aggregate fees for investment advisory services.

     The Investment Advisory Agreement will continue in effect as to a particular Fund for successive one-year terms after the aforementioned date, if such continuance is approved at least annually by the Funds' Board of Trustees or by vote of a majority of the outstanding voting Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement, or interested persons (as defined in 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose.

     The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding voting Shares of that Fund, or by the Investment Adviser.

     The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective provider of services to the Funds in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

     From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the Adviser including, but not limited to, (i) a description of the adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser's operations.

     DISTRIBUTION

     Shares of the Funds are sold on a continuous basis by the Distributor for the Funds. Under the Funds' Amended and Restated Distribution and Shareholder Services Plan (the "Distribution Plan"), each of the Funds (with the exception of the Institutional Money Market Funds) will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one hundredths of one percent (0.25%) of its average daily net assets. The Distributor may use the distribution fee to provide distribution assistance with respect to the Funds' Shares or to provide Shareholder services to the holders of the Funds' Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies, and investment counselors, but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker- dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries which may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Funds' Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization's customers owning the Funds' Shares. Under the Distribution Plan, a Participating Organization may include the Funds' Advisers or their affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act).

     The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to a Fund available for distribution as dividends to the Fund's Shareholders. To lower operating expenses, the Distributor may voluntarily reduce its fees under the Distribution Plan.

     The Adviser and the Distributor (and their affiliates) may finance, from their own resources, certain activities intended to result in the distribution and servicing of a Fund's shares. These amounts may be in addition to amounts paid by the Funds under the Distribution and Shareholder Servicing Plan and may include payments to the Fund's investment adviser and its affiliates for such activities.

GLASS-STEAGALL ACT

     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser believes that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement. BOK also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator, without violating applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Adviser, the Board of Trustees of the Trust would review the Trust's relationship with the Adviser and consider taking all action necessary in the circumstances.

     Should further legislative, judicial or administrative action prohibit or restrict the activities of the BOK, the Adviser, its affiliates, and its correspondent banks in connection with customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

PORTFOLIO TRANSACTIONS

     Pursuant to the Investment Advisory Agreement, subject to the general supervision of the Board of Trustees of the Funds and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Institutional Money Market Funds, the Money Market Funds, and the Bond Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions with respect to the Equity Funds on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.


     The Institutional Cash Management Fund, the Institutional U.S. Treasury Fund and the Institutional Tax-Free Money Market Fund did not pay any brokerage commissions during the fiscal year ended August 31, 2005. [CONFIRM]


     Allocation of transactions, including their frequency, to various dealers is determined by the Adviser with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such adviser in carrying out its obligations to the Funds.

     The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Distributor, or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of an Adviser with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

     Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser or their respective parents or subsidiaries or affiliates unless legally required to do so and, in dealing with its commercial customers, the Adviser and their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

ALLOCATION OF INITIAL PUBLIC OFFERINGS

     Opportunities to invest in initial public offerings ("IPOs") will be allocated to Funds in a fair and equitable manner pursuant to the following procedures. When an opportunity to participate in an IPO has been identified, the investment personnel of BOk Investment Advisers will conduct an analysis to determine which Funds would benefit from the addition of the IPO to their portfolios. This analysis will take into account each Fund's investment objective, policies and limitations. Also considered will be each Fund's liquidity and present portfolio, including risk/reward characteristics. When BOk Investment Advisers investment personnel determine that an IPO opportunity is suitable and desirable for more than one Fund, the IPO will be allocated to each such Fund on the basis of relative net assets. Where the opportunity is determined to be suitable and desirable for only one Fund, the opportunity will be allocated solely to that Fund. All Fund allocation decisions shall be made by the Chief Investment Officer of BOk Investment Advisers or his/her delegate. The availability of opportunities to invest in IPOs is highly dependent on market conditions. Investing in IPOs may significantly affect the performance of a Fund.

ADMINISTRATOR

     Effective July 1, 2004, BOk Investment Advisers serves as general manager and administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements for that Fund). The Administrator is a broker- dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. Prior to July 1, 2004, BISYS Fund Services Ohio, Inc. ("BISYS Fund Services Ohio") served as the Administrator to the Funds.

     Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund and to compute the net asset value and net income of those Funds on a daily basis, to maintain office facilities for the Funds, to maintain the Funds' financial accounts and records, and to furnish the Funds statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Funds with respect to the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Funds' operations other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

     The Administrator receives a fee from each Fund for its services provided and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of twenty one hundredths of one percent (0.20%) of each Fund's average daily net assets. The Administrator may periodically set its fees at less than the maximum allowable amount with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.

     The Administrator*** received the following fees for management and administrative services for the Institutional U.S. Treasury Fund and the Institutional Cash Management Fund:


                                       FISCAL YEAR ENDED       FISCAL YEAR ENDED          PERIOD ENDED
                                        AUGUST 31, 2005         AUGUST 31, 2004          AUGUST 31, 2003
                                     ---------------------   ---------------------   ----------------------
                                                ADDITIONAL              ADDITIONAL               ADDITIONAL
                                                  AMOUNT                  AMOUNT                   AMOUNT
                                       PAID       WAIVED       PAID       WAIVED        PAID       WAIVED
                                       ----     ----------   --------   ----------   ---------   ----------
Institutional U.S. Treasury Fund                             $187,060    $108,134    $ 71,195     $38,810
Institutional Cash Management Fund                           $393,101    $213,020    $220,310*    $72,875*


The Institutional Tax-Free Money Market Fund has not commenced operations and has not paid any fees for management and administrative services.

* The Institutional Cash Management Fund commenced operations on November 22, 2002.

**   The Institutional U.S. Treasury Fund commenced operations on October 19,
     2001.


*** The figures reflect fees received by the current and former Administrator for the fiscal years ended August 31, 2004 and 2005 and by the former Administrator for the period ended August 31, 2004.


     The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

SUB-ADMINISTRATOR

     Effective July 1, 2004, BISYS Fund Services Ohio became the Sub-Administrator to the Funds pursuant to an agreement between the Administrator and BISYS Fund Services Ohio. While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS Fund Services (each Fund's Distributor), BISYS Fund Services Ohio is considered to be an affiliated person of BISYS Fund Services under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio is owned by substantially the same persons that directly or indirectly own BISYS Fund Services. Pursuant to this agreement, BISYS Fund Services Ohio assumed many of the Administrator's duties, for which BISYS Fund Services Ohio receives a fee, paid by the Administrator, calculated at an annual rate of three one-hundredths of one percent (0.03%) of each Fund's average net assets (except the Institutional Tax-Free Money Market Fund). BISYS Fund Services Ohio and the Funds have entered into an Omnibus Fee Agreement with respect to the Institutional Tax-Free Money Market Fund pursuant to which the amount of compensation shall be calculated at the annual rate of ten one-hundredths of one percent (0.10%) of the average daily net assets of that Fund. In addition to administrative services, this annual rate includes compensation for transfer agency and fund accounting services provided by BISYS Fund Services Ohio.

     Prior to July 1, 2004 BOK served as the Sub-Administrator to the Funds.

     The following fees were paid to the Sub-Administrator* for services for the Institutional U.S. Treasury Fund and the Institutional Cash Management Fund:


                                     FISCAL YEAR ENDED   FISCAL YEAR ENDED     PERIOD ENDED
                                      AUGUST 31, 2005     AUGUST 31, 2004    AUGUST 31, 2003
                                          PAID***             PAID***            PAID***
                                     -----------------   -----------------   ---------------
Institutional U.S. Treasury Fund                              $ 68,118           $27,501
Institutional Cash Management Fund                            $142,056           $73,296*


The Institutional Tax-Free Money Market Fund has not commenced operations and has not paid any fees for sub-administrative services.

* The Institutional Cash Management Fund commenced operations on November 22, 2002.


**   The Institutional U.S. Treasury Fund commenced operations on October 19,
     2001.



***  The figures reflect fees received by the current and former
     Sub-Administrator for the fiscal years ended August 31, 2004 and 2005 and by the former Sub-Administrator for the period ended August 31, 2003.


DISTRIBUTOR

     BISYS serves as distributor to each of the Funds pursuant to its Distribution Agreement with the Funds.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

     Cash and securities owned by each of the Funds are held by BOK as custodian. Under the Custodian Agreement BOK (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Funds' Board of Trustees concerning the Funds' operations. BOK may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Funds, provided that it shall remain liable for the performance of all of its duties under the Custodian Agreement.

     Under the Custodian Agreement, the Funds have agreed to pay BOK a custodian fee with respect to each Fund at an annual rate of three one hundredths of one percent (0.03%) of such Fund's average daily net assets. BOK is also entitled to be reimbursed by the Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. BOK may periodically set its custodian fees at less than the maximum allowable amount with respect to a Fund to increase the Fund's net income available for distribution as dividends.

     BISYS Fund Services Ohio serves as transfer agent to each of the Funds pursuant to a Transfer Agency Agreement with the Funds. Under the Transfer Agency Agreement, BISYS Fund Services Ohio has agreed: (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Funds to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Funds' Board of Trustees concerning the Funds' operations.

     Under the Transfer Agency Agreement, the Funds have agreed to pay BISYS Fund Services Ohio an annual fee of two one-hundredths of one percent (0.02%) of each Fund's average daily net assets (except the Institutional Tax-Free Money Market Fund). BISYS Fund Services Ohio receives a fee from the Funds on behalf of the Institutional Tax-Free Money Market Fund for such services based upon total net assets in that Fund pursuant to an Omnibus Fee Agreement (see "Sub-Administrator" above). In addition to the annual per fund fee, BISYS is entitled to receive an annual per account fee of $15.00 for each IRA account and the following annual fees:

                       RETAIL-LOAD        RETAIL-NO-LOAD        INSTITUTIONAL
                   ------------------   ------------------   ------------------
Daily Dividend:    $25.00 per account   $21.00 per account   $17.00 per account
Annual Dividend:   $23.00 per account   $19.00 per account   $15.00 per account

     BISYS Fund Services Ohio is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Transfer Agency Agreement.

     BISYS Fund Services Ohio serves as fund accountant for each Fund pursuant to a Fund Accounting Agreement with the Funds. As fund accountant for the Funds, BISYS Fund Services Ohio prices the Funds' Shares, calculates the Funds' net asset value, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Funds, BISYS Fund Services Ohio is entitled to receive a fee from each Fund (except the Cash Management Fund, U.S. Treasury Fund, and Institutional Tax-Free Money Market Fund) as follows: three one-hundredths of one percent (0.03%) of each Fund's average net assets. With respect to the Cash Management Fund and U.S. Treasury Fund, BISYS Fund Services Ohio receives a fee of two and one-half one-hundredths of one percent (0.025%) of average net assets of each Fund. BISYS Fund Services Ohio receives a fee from the Funds on behalf of the Institutional Tax-Free Money Market Fund for such services based upon total net assets in that Fund pursuant to an Omnibus Fee Agreement (see "Sub-Administrator" above). BISYS Fund Services Ohio is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Fund Accounting Agreement. BISYS Fund Services Ohio may periodically set its fund accounting fees at less than the maximum allowable amount with respect to a Fund in order to increase the Fund's net income available for distribution as dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP, 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio, 43215, serves as independent registered public accountants for the Funds.

LEGAL COUNSEL

     Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Ste. 900, Washington, D.C. 20005 are counsel to the Funds.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES


     Each Fund is a separate series of a Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on October 2, 1987 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. The Funds currently comprise seventeen series of Shares which represent interests in the Institutional U.S. Treasury Fund, the Institutional Cash Management Fund, the Institutional Tax-Free Money Market Fund, the U.S. Treasury Fund, the Cash Management Fund, the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, the U.S. Tax-Efficient Mid Cap Equity Fund, the U.S. Tax-Efficient Small Cap Equity Fund, the U.S. Large Cap Equity Fund, the U.S. Mid Cap Equity Fund, the U.S. Small Cap Equity Fund, and the Growth Equity Fund. The Aggressive Growth Fund was liquidated on February 19, 1999. The Funds offer both Class A and Institutional Class Shares for the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Balanced Fund, the U.S. Tax-Efficient Large Cap Equity Fund, the U.S. Tax-Efficient Mid Cap Equity Fund, the U.S. Tax-Efficient Small Cap Equity Fund, the U.S. Large Cap Equity Fund, the U.S. Mid Cap Equity Fund, and the U.S. Small Cap Equity Fund. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Funds into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Funds voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY

     Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.

     The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the trust for payment.

MISCELLANEOUS

     The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Funds are required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two- thirds of the outstanding Shares of the Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of the Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

     The Funds are registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds.

     The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC's website at http://www.sec.gov or from the SEC upon payment of the prescribed fee.


     The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information. As of December [__], 2005, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74103) and its bank affiliates were the Shareholder of record of [__]% of the Institutional U.S. Treasury Fund's Shares and [__]% of the Institutional Cash Management Funds Shares. As of the date of this Prospectus, the Institutional Tax-Free Money Market Fund was not yet available for purchase.



     As of December [__] 2005, Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to [__]% of the Institutional U.S. Treasury Fund's shares and [__]% of the Institutional Cash Management Fund's shares. [The Institutional Tax-Free Money Market Fund was not yet available for purchase as of the date of this prospectus.] [TO BE UPDATED.] As a consequence of the aforementioned voting or investment power, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.



     As of December [__], 2005 the trustees and officers of the Funds, as a group, owned less than one percent of the Shares of the Institutional U.S. Treasury Fund, the Institutional Cash Management Fund and the Institutional Tax-Free Money Market Fund. [Confirm.]



     The following table indicates each person known by the Funds to own beneficially five percent (5%) or more of the Shares of the Institutional U.S. Treasury Fund and the Institutional Cash Management Fund as of December [__], 2005:



                     PERCENT OF THE
                       CLASS TOTAL
                     ASSETS HELD BY
FUND/CLASS           THE SHAREHOLDER
------------------   ---------------
INSTITUTIONAL CASH         [__%]
MANAGEMENT FUND

INSTITUTIONAL U.S.         [__%]
TREASURY FUND


                              FINANCIAL STATEMENTS


     The Report of the Independent Registered Public Accounting Firm, Financial Highlights, and Financial Statements included in the American Performance Funds' Annual Report for the fiscal year ended August 31, 2005, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report dated as of August 31, 2005 may be obtained without charge by contacting the Distributor, BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at 1-800-762-7085.


                                    APPENDIX

     The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch IBCA, and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

     LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

     Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

     Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Duff:

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+  High credit quality. Protection factors are strong.

AA Risk is modest but may vary slightly from time to AA- time because of economic conditions.

A+ Protection factors are average but adequate. However, A risk factors are more variable and greater in periods A- of economic stress.

Description of the three highest long-term debt ratings by Fitch IBCA (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

AAA Obligations which have the highest rating assigned by Fitch IBCA. Capacity for timely repayment principal and interest is extremely strong relative to other obligors in the same country.

AA Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.

A Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch IBCA's description of its three highest short-term debt ratings:

FL Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as 'Al' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody's description of its two highest short-term loan/municipal note ratings:

     MIG-1/VMIG-1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

SHORT-TERM DEBT RATINGS

     Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

     BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

     The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

     The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

     The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1". TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate. TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to
            Exhibit 1 to Post-Effective Amendment No. 1 to the Funds'
            Registration Statement (filed October 31, 1990).

(b)(1) Bylaws as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Exhibit 2 to Post-Effective Amendment
            No. 1 to the Funds' Registration Statement (filed October 31, 1990).

(b)(2) Certified Resolution of the Registrant's Board of Trustees amending the Registrant's Bylaws as adopted by a unanimous vote at a meeting of the Board of Trustees on October 25, 1991 is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 3 to the
            Funds' Registration Statement (filed November 26, 1991).

(c) Article III, Section 4 and 5, Article V, Article VIII, Section 4, and Article IX, Sections 1, 4, 5 and 7 of the Agreement and
            Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration Statement
            (filed October 31, 1990).

            Article 9, Article 10, Section 6 and Article 11 of the Bylaws as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Exhibit 2 to Post-Effective Amendment
            No. 1 to the Funds' Registration Statement (filed October 31, 1990).

(d)         Investment Advisory Agreement between Registrant and BOk Investment
            Advisers, Inc. dated May 12, 2001 is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 27 to the Funds'
            Registration Statement (filed December 28, 2001).

(d)(1) Form of Amended Schedule A to the Investment Advisory Agreement is incorporated by reference to Exhibit (d)(i) to Post-Effective
            Amendment No. 33 to the Funds' Registration Statement (filed August
            31, 2004).

(e)(1)      Distribution Agreement between Registrant and BISYS Fund

            Services, LP (formerly, The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit 6(a) to Post-Effective
            Amendment No. 6 to the Funds' Registration Statement (filed December
            7, 1993).

(e)(1)(i)   Amendment dated July 19, 2001 to the Distribution Agreement between
            Registrant and BISYS Fund Services, LP is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 27 to the
            Funds' Registration Statement (filed December 28, 2001).

(e)(2)      Form of Amended Schedule A to the Distribution Agreement between
            Registrant and BISYS Fund Services, LP is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 35 to the Fund's
            Registration Statement (filed December 29, 2004).

(e)(3) Amended Schedule B dated December 1, 2000 to Distribution Agreement between Registrant and BISYS Fund Services, LP (formerly, The
            Winsbury Company Limited Partnership) dated October 1, 1993 are incorporated by reference to Exhibit (e)(2) to Post-Effective
            Amendment No. 28 to the Funds' Registration Statement (filed October
            28, 2002).

(f)         None.

(g)(1) Custodian Agreement between Registrant and Bank of Oklahoma, N.A. is incorporated by reference to Exhibit 8(a) to Post-Effective
            Amendment No. 1 to the Funds' Registration Statement (filed October
            31, 1990).

(g)(2) Form of Amended Schedule A to Custodian Agreement is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 33 to the Funds' Registration Statement (filed August 31, 2004).

(h)(1)      Form of Administration Agreement between Registrant and BOk
            Investment Advisers, Inc. dated July 1, 2004, including Schedule A, is incorporated by reference to Exhibit (h)(1) to Post-Effective
            Amendment No. 34 to the Funds' Registration Statement (filed October
            29, 2004).

(h)(2)      Transfer Agency Agreement between Registrant and BISYS Fund Services
            Ohio, Inc. dated July 1, 2004, including Schedules A, B, C, and D, is incorporated by reference to Exhibit (h)(2) to Post-Effective
            Amendment No. 35 to the Fund's Registration Statement (filed
            December 29, 2004).

(h)(3)      Fund Accounting Agreement between Registrant and BISYS Fund Services
            Ohio, Inc. dated July 1, 2004, including Schedules A

            and B, is incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 35 to the Fund's Registration Statement
            (filed December 29, 2004).

(h)(4)      Form of Sub-Administration Agreement between BISYS Fund Services
            Ohio, Inc. and BOk Investment Services, Inc., including Schedules A and B, is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 34 to the Funds' Registration Statement
            (filed October 29, 2004).

(h)(5)      Form of Trade Processing Agreement between Registrant and BISYS
            Retirement Services, Inc. dated October 17, 2003 is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 30 to the Funds' Registration Statement (filed October 27, 2003).

(h)(6)      Form of Trade Processing Agreement between Registrant and Bank of
            Oklahoma, N.A. dated October 17, 2003 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 30 to the Funds'
            Registration Statement (filed October 27, 2003).

(h)(7)      Omnibus Fee Agreement for the Institutional Tax-Free Money Market
            Fund between Registrant and BISYS Fund Services Ohio, Inc. dated
            July 1, 2004, is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 35 to the Fund's Registration Statement
            (filed December 29, 2004).

(h)(8)      Form of Compliance Services Agreement between Registrant and BISYS
            Fund Services Ohio, Inc., including Schedule A, is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 35 to the Fund's Registration Statement (filed December 29, 2004).

(i)         Opinion of Ropes & Gray LLP is filed herewith.

(j)(1)      Consent of Ropes & Gray LLP is filed herewith.

(k)         Omitted Financial Statements: None.

(l)         Purchase Agreement dated August 3, 1990 between Registrant and
            Winsbury Associates is incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 1 to the Funds' Registration Statement
            (filed October 31, 1990).

(m)(1) Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993 is incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 7 to the Funds' Registration
            Statement (filed December 16, 1993).

(m)(2)      Servicing Agreement with Respect to Shareholder Services to be utilized in connection with Distribution and Shareholder Services
            Plan is incorporated by reference to Exhibit 15(b) to Pre-Effective
            Amendment No. 1 to the Funds' Registration Statement (filed August
            29, 1990).

(m)(3)      Servicing Agreement with Respect to Distribution Assistance and
            Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to
            Exhibit 15(c) to Pre-Effective Amendment No. 1 to the Funds'
            Registration Statement (filed August 29, 1990).

(o)         None.

(p)(1) Code of Ethics for the American Performance Funds is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 32 to the Funds' Registration Statement (filed May 17, 2004).

(p)(2) Code of Ethics for Bank of Oklahoma, N.A. is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 22 to the Funds' Registration Statement (filed September 25, 2000).

(p)(3) Code of Ethics for BISYS Fund Services is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 32 to the Funds'
            Registration Statement (filed May 17, 2004).

(p)(4) Code of Ethics for BOk Investment Advisers, Inc. is incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 32 to the Funds' Registration Statement (filed May 17, 2004).

Item 24. Persons Controlled by or under Common Control with Registrant

There are no persons controlled or under common control with the Registrant.

Item 25. Indemnification

     Article VIII of Registrant's Agreement and Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of Registrant's principal underwriter is provided for in the Agreement between Registrant and that service provider as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

     BOk Investment Advisers, Inc. ("BOk Investment Advisers") serves as Registrant's investment adviser.

     To the knowledge of Registrant, none of the directors or officers of BOk Investment Advisers is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature.

     The address of BOk Investment Advisers is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74192.

     The address of Bank of Oklahoma, N.A. is P.O. Box 2300, Tulsa, Oklahoma 74192. The address of BOK Financial Corporation is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74192.

Item 27. Principal Underwriters.

     (a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:

American Independence Funds Trust
American Performance Funds
AmSouth Funds
BB&T Funds
The Coventry Group
The Eureka Funds
First Focus Funds
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
HSBC Investor Portfolios
The Infinity Mutual Funds, Inc.
Kensington Funds
LEADER Mutual Funds
Legacy Funds Group
MMA Praxis Mutual Funds
Mercantile Funds, Inc.
Old Westbury Funds, Inc.
Pacific Capital Funds
USAllianz Variable Insurance Products Trust
Variable Insurance Funds
The Victory Portfolios
The Victory Variable Insurance Funds
The Willamette Funds
Vintage Mutual Funds, Inc.

BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer Street, Suite 1500, Boston, MA 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

     (b)  Information about Directors and Officers of BISYS is as follows:

Name and Address                 Position with Underwriter   Position with Fund
------------------------------   -------------------------   -------------------
BISYS Fund Services Ohio, Inc.      Sole Limited Partner             None
3435 Stelzer Road
Columbus, OH 43219

BISYS Fund Services, Inc.*          Sole General Partner             None

3435 Stelzer Road
Columbus, OH 43219

* Richard F. Froio - Executive Representative and Supervising Principal William J. Tomko - Supervising Principal, Columbus OSJ

     (c)  Not applicable.

Item 28. Location of Accounts and Records

     (1) BOk Investment Advisers, Inc., Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Investment Adviser and Administrator).

     (2) AMR Investment Services, Inc., P.O. Box 619003, Dallas/Ft. Worth Airport, Texas 75261-9003 (records relating to its function as former Sub-Investment Adviser).

     (3) BISYS Fund Services, LP, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as Distributor).

     (4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Sub-Administrator, Transfer Agent, and Fund Accountant).

     (5) Bank of Oklahoma, N.A., Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Custodian).

     (6) Ropes & Gray LLP, One Metro Center, 700 12th Street, Suite 900, Washington, D.C. 20005 (Agreement and Declaration of Trust, Bylaws and Minute Books).

Item 29. Management Services

     N/A.

Item 30. Undertakings

     (a) Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

     (b) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. 36 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia on the 6th day of October, 2005.


                                        American Performance Funds



                                        By: */s/ Jennifer J. Hankins
                                            ------------------------------------
                                            Jennifer J. Hankins
                                            President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 36 to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.


Signature                    Title               Date
--------------------------   -----------------   ---------------


*/s/ Jennifer J. Hankins     President, Chief    October 6, 2005
--------------------------   Executive Officer
Jennifer J. Hankins


*/s/ Walter B. Grimm         Trustee             October 6, 2005
--------------------------
Walter B. Grimm


*/s/ Trent Statczar          Treasurer, Chief    October 6, 2005
--------------------------   Financial Officer
Trent Statczar


*/s/ Michael J. Hall         Trustee             October 6, 2005
--------------------------
Michael J. Hall


*/s/ I. Edgar Hendrix        Trustee             October 6, 2005
--------------------------
I. Edgar Hendrix


*/s/ D'Ray Moore             Trustee             October 6, 2005
--------------------------
D'Ray Moore



* By: /s/ Alan G. Priest
      -------------------------------
Alan G. Priest, As
Attorney-in-Fact Pursuant
to Powers of Attorney Filed Herewith.

                                POWER OF ATTORNEY

         Jennifer J. Hankins, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.




Dated: October 6, 2005                           /s/ Jennifer J. Hankins
                                                 ----------------------------
                                                 Jennifer J. Hankins

                           POWER OF ATTORNEY

     Trent Statczar, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: August 8, 2002                        /s/ Trent Statczar
                                             -----------------------------------
                                             Trent Statczar

                         POWER OF ATTORNEY

     Michael J. Hall, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: July 25, 2002                         /s/ Michael J. Hall
                                             -----------------------------------
                                             Michael J. Hall

                          POWER OF ATTORNEY

     I. Edgar Hendrix, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: July 25, 2002                         /s/ I. Edgar Hendrix
                                             -----------------------------------
                                             I. Edgar Hendrix

                          POWER OF ATTORNEY

     Walter B. Grimm, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: July 25, 2002                         /s/ Walter B. Grimm
                                             -----------------------------------
                                             Walter B. Grimm

                         POWER OF ATTORNEY

D'Ray Moore, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: November 24, 2004                     /s/ D'Ray Moore
                                             -----------------------------------
                                             D'Ray Moore

                                  EXHIBIT INDEX

EXHIBIT
NO.       DESCRIPTION
-------   -----------
(i)       Opinion of Ropes & Gray LLP.

(j)(1)    Consent of Ropes & Gray LLP.